UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Total Market Index Fund Fidelity® Extended Market Index Fund Fidelity® International Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	3.6
Apple, Inc.	3.1
Amazon.com, Inc.	2.5
Facebook, Inc. Class A	1.5
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class C	1.3
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Visa, Inc. Class A	1.1
18.2

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	21.5
Health Care	13.7
Financials	13.3
Consumer Discretionary	10.4
Industrials	9.9
Communication Services	9.5
Consumer Staples	6.8
Real Estate	4.3
Energy	4.1
Utilities	3.4

Fidelity® Total Market Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	99,607	$170,328
AT&T, Inc.	11,619,838	409,715,488
Atn International, Inc.	17,665	1,003,725
Bandwidth, Inc. (a)	24,887	2,169,898
CenturyLink, Inc. (b)	1,517,269	17,266,521
Cincinnati Bell, Inc. (a)	87,126	473,094
Cogent Communications Group, Inc.	68,536	4,173,157
Consolidated Communications Holdings, Inc. (b)	114,389	460,988
Frontier Communications Corp. (a)(b)	181,752	145,492
GCI Liberty, Inc. (a)	152,810	9,510,894
Globalstar, Inc. (a)(b)	1,109,802	419,838
GlowPoint, Inc.(a)	1,377	985
IDT Corp. Class B (a)	32,832	289,578
Iridium Communications, Inc. (a)(b)	155,880	3,769,178
Ooma, Inc. (a)	27,474	343,425
ORBCOMM, Inc. (a)	120,257	554,385
Pareteum Corp. (a)(b)	105,023	224,749
PDVWireless, Inc. (a)	17,521	678,939
Verizon Communications, Inc.	6,595,615	383,600,968
Vonage Holdings Corp. (a)	346,071	4,575,059
WideOpenWest, Inc. (a)	50,731	285,108
Zayo Group Holdings, Inc. (a)	318,924	10,734,982
		850,566,779
Entertainment - 1.7%
Activision Blizzard, Inc.	1,221,507	61,808,254
AMC Entertainment Holdings, Inc. Class A (b)	83,692	929,818
Ballantyne of Omaha, Inc. (a)	13,175	44,532
Chicken Soup For The Soul Entertainment, Inc. (b)	3,788	35,153
Cinedigm Corp. (a)	4,117	4,323
Cinemark Holdings, Inc.	167,703	6,399,546
Electronic Arts, Inc. (a)	473,284	44,337,245
Gaia, Inc. Class A (a)(b)	15,951	106,393
Global Eagle Entertainment, Inc. (a)	76,697	53,688
Glu Mobile, Inc. (a)	173,972	772,436
Lions Gate Entertainment Corp.:
Class A (b)	138,179	1,247,756
Class B	123,306	1,028,372
Live Nation Entertainment, Inc. (a)	225,657	15,685,418
LiveXLive Media, Inc. (a)(b)	50,809	112,796
Marcus Corp.	34,936	1,172,452
Netflix, Inc. (a)	696,431	204,576,606
Reading International, Inc. Class A (a)	17,557	217,707
Rosetta Stone, Inc. (a)	34,821	635,483
Take-Two Interactive Software, Inc. (a)	179,177	23,645,989
The Madison Square Garden Co. (a)	28,039	7,075,081
The Walt Disney Co.	2,787,108	382,558,444
Viacom, Inc.:
Class A	10,382	283,117
Class B (non-vtg.)	561,691	14,031,041
World Wrestling Entertainment, Inc. Class A (b)	69,107	4,936,313
Zynga, Inc. (a)	1,336,368	7,630,661
		779,328,624
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	476,900	567,763,757
Class C (a)	488,853	580,806,249
ANGI Homeservices, Inc. Class A (a)(b)	95,256	739,187
Autoweb, Inc. (a)	6,919	17,574
Care.com, Inc. (a)	41,385	409,298
CarGurus, Inc. Class A (a)(b)	53,265	1,737,504
Cars.com, Inc. (a)(b)	103,009	917,810
DHI Group, Inc. (a)	103,678	376,351
Eventbrite, Inc. (b)	21,877	382,410
EverQuote, Inc. Class A (a)(b)	12,331	276,091
Facebook, Inc. Class A (a)	3,831,231	711,344,660
IAC/InterActiveCorp (a)	124,940	31,814,722
Liberty TripAdvisor Holdings, Inc. (a)	111,244	972,273
Match Group, Inc. (b)	86,621	7,345,461
MeetMe, Inc. (a)	125,435	432,751
Pinterest, Inc. Class A (b)	133,812	4,605,809
QuinStreet, Inc. (a)	64,634	740,059
Snap, Inc. Class A (a)(b)	1,203,787	19,055,948
Travelzoo, Inc. (a)	7,902	93,797
TripAdvisor, Inc. (a)	165,208	6,276,252
TrueCar, Inc. (a)	158,701	628,456
Twitter, Inc. (a)	1,162,117	49,564,290
Yelp, Inc. (a)	111,788	3,746,016
Zedge, Inc. (a)	10,943	17,509
Zillow Group, Inc.:
Class A (a)(b)	74,273	2,537,908
Class C (a)(b)	191,162	6,581,708
		1,999,183,850
Media - 1.6%
A.H. Belo Corp. Class A	16,265	58,066
Altice U.S.A., Inc. Class A (a)	182,855	5,280,852
AMC Networks, Inc. Class A (a)(b)	72,694	3,525,659
Cable One, Inc.	7,788	10,105,865
Cbdmd, Inc. (a)(b)	28,567	117,125
CBS Corp. Class B	570,748	24,005,661
Central European Media Enterprises Ltd. Class A (a)	139,750	648,440
Charter Communications, Inc. Class A (a)(b)	273,958	112,210,457
Clear Channel Outdoor Holdings, Inc. (a)	389,895	1,013,727
Comcast Corp. Class A	7,211,248	319,169,836
comScore, Inc. (a)	80,905	150,483
Daily Journal Corp. (a)(b)	472	94,627
Discovery Communications, Inc.:
Class A (a)(b)	280,071	7,729,960
Class C (non-vtg.) (a)	539,150	14,034,075
DISH Network Corp. Class A (a)	367,952	12,348,469
E.W. Scripps Co. Class A	91,078	1,125,724
Emerald Expositions Events, Inc.	43,157	412,581
Emmis Communications Corp. Class A (a)	1,462	7,237
Entercom Communications Corp. Class A (b)	198,282	705,884
Entravision Communication Corp. Class A	98,792	302,304
Fluent, Inc. (a)	76,865	229,058
Fox Corp.:
Class A	573,766	19,031,818
Class B	252,733	8,289,642
Gannett Co., Inc.	189,409	1,992,583
Gray Television, Inc. (a)	127,763	1,954,774
Harte-Hanks, Inc. (a)	3,336	12,199
Hemisphere Media Group, Inc. (a)	20,538	243,786
Insignia Systems, Inc. (a)	3,695	3,843
Interpublic Group of Companies, Inc.	614,734	12,220,912
John Wiley & Sons, Inc. Class A	72,593	3,230,389
Lee Enterprises, Inc. (a)(b)	87,906	156,473
Liberty Broadband Corp.:
Class A (a)	22,274	2,333,202
Class C (a)	264,389	27,877,176
Liberty Global PLC:
Class A (a)(b)	301,643	8,059,901
Class C (a)	861,083	22,491,488
Liberty Latin America Ltd.:
Class A (a)	56,806	932,755
Class C (a)	211,731	3,491,444
Liberty Media Corp.:
Liberty Braves Class A (a)	10,468	287,556
Liberty Braves Class C (a)	71,076	1,951,747
Liberty Formula One Group Series C (a)	326,459	13,626,399
Liberty Media Class A (a)	34,142	1,351,682
Liberty SiriusXM Series A (a)	96,389	3,902,791
Liberty SiriusXM Series C (a)	284,177	11,597,263
Loral Space & Communications Ltd. (a)	20,719	766,396
Marchex, Inc. Class B (a)	36,667	124,668
Meredith Corp. (b)	64,098	2,806,210
MSG Network, Inc. Class A (a)	103,967	1,705,059
National CineMedia, Inc.	111,878	917,400
New Media Investment Group, Inc. (b)	76,303	669,940
News Corp.:
Class A	697,477	9,590,309
Class B	110,746	1,568,163
Nexstar Broadcasting Group, Inc. Class A	71,570	7,077,557
Omnicom Group, Inc. (b)	352,811	26,834,805
Saga Communications, Inc. Class A	7,656	218,502
Salem Communications Corp. Class A	7,952	11,610
Scholastic Corp.	46,331	1,624,828
Sinclair Broadcast Group, Inc. Class A	105,061	4,682,569
Sirius XM Holdings, Inc. (b)	2,569,452	15,853,519
Srax, Inc. (b)	18,978	61,489
Srax, Inc. rights 12/31/19 (a)(c)	7,116	1,281
TechTarget, Inc. (a)	38,506	914,132
Tegna, Inc.	347,414	4,971,494
The McClatchy Co. Class A (a)	4,453	10,954
The New York Times Co. Class A	225,904	6,596,397
Townsquare Media, Inc.	942	5,690
Tribune Media Co. Class A	129,587	6,036,162
Tribune Publishing Co.	37,978	290,532
Urban One, Inc.:
Class A (a)	5,719	10,637
Class D (non-vtg.) (a)	23,716	44,112
		751,710,328
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)	15,872	178,243
Boingo Wireless, Inc. (a)	74,480	958,558
Gogo, Inc. (a)(b)	80,372	323,095
NII Holdings, Inc. (a)(b)	154,996	257,293
Shenandoah Telecommunications Co.	74,623	2,353,609
Spok Holdings, Inc.	31,646	371,841
Sprint Corp. (a)(b)	925,167	6,281,884
T-Mobile U.S., Inc. (a)	501,102	39,111,011
Telephone & Data Systems, Inc.	142,728	3,596,746
U.S. Cellular Corp. (a)	27,062	973,961
		54,406,241

TOTAL COMMUNICATION SERVICES		4,435,195,822

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Adient PLC	139,296	2,809,600
American Axle & Manufacturing Holdings, Inc. (a)	189,560	1,201,810
Aptiv PLC	411,866	34,254,895
Autoliv, Inc. (b)	137,269	9,389,200
BorgWarner, Inc.	327,659	10,691,513
Cooper Tire & Rubber Co.	84,608	1,987,442
Cooper-Standard Holding, Inc. (a)	25,825	966,888
Dana, Inc.	229,937	2,927,098
Delphi Technologies PLC	141,690	1,874,559
Dorman Products, Inc. (a)	45,913	3,263,496
Fox Factory Holding Corp. (a)	60,076	4,327,875
Garrett Motion, Inc. (a)(b)	120,761	1,188,288
Gentex Corp.	406,215	10,805,319
Gentherm, Inc. (a)	56,077	2,058,026
Horizon Global Corp. (a)(b)	38,492	160,897
LCI Industries	38,970	3,302,708
Lear Corp.	98,211	11,025,167
Modine Manufacturing Co. (a)	82,989	847,318
Motorcar Parts of America, Inc. (a)(b)	29,094	422,736
Shiloh Industries, Inc. (a)	17,334	72,456
Standard Motor Products, Inc.	33,367	1,478,492
Stoneridge, Inc. (a)	44,133	1,355,324
Strattec Security Corp.	3,179	58,970
Superior Industries International, Inc.	44,067	121,184
Sypris Solutions, Inc. (a)	12,357	12,233
Tenneco, Inc.	81,891	714,090
The Goodyear Tire & Rubber Co.	362,087	4,153,138
Tower International, Inc.	35,196	1,088,612
Veoneer, Inc. (a)(b)	175,297	2,571,607
Visteon Corp. (a)(b)	44,650	3,079,511
Workhorse Group, Inc. (a)(b)	83,790	352,756
		118,563,208
Automobiles - 0.4%
Arcimoto, Inc. (a)	20,749	66,812
Ford Motor Co.	6,249,263	57,305,742
General Motors Co.	2,101,150	77,931,654
Harley-Davidson, Inc. (b)	249,387	7,955,445
REV Group, Inc.	54,890	707,532
Tesla, Inc. (a)(b)	219,957	49,624,499
Thor Industries, Inc.	80,722	3,705,947
Winnebago Industries, Inc. (b)	46,956	1,503,531
		198,801,162
Distributors - 0.1%
Core-Mark Holding Co., Inc.	76,192	2,467,859
Educational Development Corp.	4,204	25,056
Genuine Parts Co.	231,110	20,866,922
LKQ Corp. (a)	510,606	13,413,620
Pool Corp.	63,070	12,385,687
Weyco Group, Inc.	9,966	244,466
		49,403,610
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	91,693	3,917,125
American Public Education, Inc. (a)	28,156	682,220
Bright Horizons Family Solutions, Inc. (a)	92,366	15,245,008
Career Education Corp. (a)	106,706	2,188,540
Carriage Services, Inc.	24,821	527,943
Chegg, Inc. (a)(b)	166,666	6,606,640
Collectors Universe, Inc.	15,605	404,482
Frontdoor, Inc. (a)	136,343	6,999,850
Graham Holdings Co.	7,068	4,976,296
Grand Canyon Education, Inc. (a)	76,634	9,625,230
H&R Block, Inc. (b)	319,309	7,733,664
Houghton Mifflin Harcourt Co. (a)	169,934	1,011,107
K12, Inc. (a)	62,293	1,641,421
Laureate Education, Inc. Class A (a)	177,082	3,240,601
Lincoln Educational Services Corp. (a)	11,494	23,333
Regis Corp. (a)	48,155	778,666
Service Corp. International	286,481	13,264,070
ServiceMaster Global Holdings, Inc. (a)	214,814	12,252,991
Sotheby's Class A (Ltd. vtg.) (a)	52,878	3,053,705
Strategic Education, Inc.	35,147	5,947,927
Universal Technical Institute, Inc. (a)	21,577	123,852
Weight Watchers International, Inc. (a)	60,286	1,807,977
Xpresspa Group, Inc. (a)(b)	362	532
Zovio, Inc. (a)	38,267	87,249
		102,140,429
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	392,926	16,054,956
BFC Financial Corp. Class A	115,291	478,458
Biglari Holdings, Inc. (a)	181	79,597
Biglari Holdings, Inc. (a)	1,815	159,194
BJ's Restaurants, Inc.	33,182	1,209,152
Bloomin' Brands, Inc. (b)	129,345	2,333,384
Bluegreen Vacations Corp. (b)	16,182	153,082
Boyd Gaming Corp.	125,997	3,028,968
Brinker International, Inc. (b)	58,400	2,219,200
Caesars Entertainment Corp. (a)(b)	935,361	10,766,005
Carnival Corp.	634,930	27,987,714
Carrols Restaurant Group, Inc. (a)	62,327	454,987
Century Casinos, Inc. (a)	40,600	311,808
Chipotle Mexican Grill, Inc. (a)	38,796	32,527,342
Choice Hotels International, Inc. (b)	57,462	5,227,893
Churchill Downs, Inc.	55,217	6,806,047
Chuy's Holdings, Inc. (a)	29,824	756,635
Cracker Barrel Old Country Store, Inc.	38,479	6,364,427
Darden Restaurants, Inc.	195,909	23,701,071
Dave & Buster's Entertainment, Inc. (b)	58,656	2,525,141
Del Frisco's Restaurant Group, Inc. (a)	56,231	448,161
Del Taco Restaurants, Inc. (a)	65,236	729,338
Denny's Corp. (a)	89,809	2,118,594
Dine Brands Global, Inc. (b)	28,318	1,997,835
Domino's Pizza, Inc.	65,564	14,872,538
Dover Motorsports, Inc.	7,329	14,878
Drive Shack, Inc. (a)	86,850	409,064
Dunkin' Brands Group, Inc.	134,135	11,058,089
El Pollo Loco Holdings, Inc. (a)(b)	41,199	420,642
Eldorado Resorts, Inc. (a)(b)	102,507	3,947,545
Empire Resorts, Inc. (a)	2,950	28,556
Everi Holdings, Inc. (a)	117,864	1,053,704
Extended Stay America, Inc. unit	300,374	4,220,255
Famous Dave's of America, Inc. (a)(b)	5,591	25,439
Fiesta Restaurant Group, Inc. (a)	37,168	321,132
Golden Entertainment, Inc. (a)	32,536	461,360
Good Times Restaurants, Inc. (a)	5,823	10,773
Habit Restaurants, Inc. Class A (a)	35,040	306,950
Hilton Grand Vacations, Inc. (a)	137,800	4,653,506
Hilton Worldwide Holdings, Inc.	462,433	42,714,936
Hyatt Hotels Corp. Class A	60,150	4,339,823
Inspired Entertainment, Inc. (a)	16,639	116,307
International Speedway Corp. Class A	41,115	1,850,997
J. Alexanders Holdings, Inc. (a)	15,079	177,932
Jack in the Box, Inc.	41,546	3,544,705
Las Vegas Sands Corp.	576,778	31,993,876
Lindblad Expeditions Holdings (a)	51,427	959,628
Luby's, Inc. (a)	10,718	15,648
Marriott International, Inc. Class A	439,772	55,437,658
Marriott Vacations Worldwide Corp.	64,436	6,352,745
McDonald's Corp.	1,216,300	265,116,911
MGM Mirage, Inc.	813,484	22,826,361
Monarch Casino & Resort, Inc. (a)	18,933	840,247
Nathan's Famous, Inc.	6,435	428,571
Noodles & Co. (a)(b)	71,862	414,644
Norwegian Cruise Line Holdings Ltd. (a)	340,423	17,276,467
Papa John's International, Inc. (b)	35,873	1,785,040
Peak Resorts, Inc.	21,476	235,806
Penn National Gaming, Inc. (a)	170,890	3,275,961
Planet Fitness, Inc. (a)	134,397	9,489,772
Playa Hotels & Resorts NV (a)	103,311	835,786
PlayAGS, Inc. (a)	47,070	458,462
Potbelly Corp. (a)	38,413	177,852
Rave Restaurant Group, Inc. (a)(b)	6,659	16,581
RCI Hospitality Holdings, Inc.	11,355	202,119
Red Lion Hotels Corp. (a)	32,872	172,249
Red Robin Gourmet Burgers, Inc. (a)(b)	22,032	737,852
Red Rock Resorts, Inc.	113,397	2,364,327
Royal Caribbean Cruises Ltd.	272,498	28,416,091
Ruth's Hospitality Group, Inc.	43,916	854,166
Scientific Games Corp. Class A (a)(b)	93,123	1,720,913
SeaWorld Entertainment, Inc. (a)	63,892	1,853,507
Shake Shack, Inc. Class A (a)	40,512	4,017,170
Six Flags Entertainment Corp.	114,236	6,759,344
Speedway Motorsports, Inc.	21,813	430,807
Starbucks Corp.	1,927,632	186,132,146
Texas Roadhouse, Inc. Class A	104,207	5,362,492
The Cheesecake Factory, Inc. (b)	67,178	2,552,092
Town Sports International Holdings, Inc. (a)	30,279	58,438
Vail Resorts, Inc.	64,589	15,261,089
Wendy's Co.	288,837	6,354,414
Wingstop, Inc. (b)	45,518	4,559,538
Wyndham Destinations, Inc.	144,318	6,399,060
Wyndham Hotels & Resorts, Inc.	159,731	8,206,979
Wynn Resorts Ltd.	154,548	17,023,462
YETI Holdings, Inc. (b)	48,324	1,365,153
Yum! Brands, Inc.	486,475	56,810,551
		1,018,540,095
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	13,395	163,151
Beazer Homes U.S.A., Inc. (a)	60,579	759,055
Cavco Industries, Inc. (a)	13,102	2,403,824
Century Communities, Inc. (a)	44,697	1,259,561
Comstock Holding Companies, Inc. (a)(b)	1,097	2,161
CSS Industries, Inc.	11,821	45,629
D.R. Horton, Inc.	537,365	26,583,447
Dixie Group, Inc. (a)	8,145	10,344
Emerson Radio Corp. (a)	17,400	18,169
Ethan Allen Interiors, Inc.	39,295	675,874
Flexsteel Industries, Inc.	18,790	284,481
Garmin Ltd. (b)	191,855	15,649,612
GoPro, Inc. Class A (a)(b)	181,997	704,328
Green Brick Partners, Inc. (a)	33,338	306,376
Hamilton Beach Brands Holding Co. Class A	15,039	213,103
Helen of Troy Ltd. (a)	39,464	6,058,119
Hooker Furniture Corp.	19,296	344,627
Hovnanian Enterprises, Inc. Class A (a)(b)	9,851	81,172
Installed Building Products, Inc. (a)	36,026	2,050,240
iRobot Corp. (a)(b)	44,052	2,722,854
KB Home	129,319	3,632,571
Koss Corp. (a)	1,958	3,456
La-Z-Boy, Inc.	72,440	2,308,663
Leggett & Platt, Inc. (b)	208,401	7,750,433
Lennar Corp.:
Class A	455,600	23,235,600
Class B	19,677	797,115
LGI Homes, Inc. (a)(b)	29,801	2,429,080
Libbey, Inc. (a)	30,758	51,981
Lifetime Brands, Inc.	10,302	79,531
Lovesac (a)(b)	17,190	295,668
M.D.C. Holdings, Inc.	74,981	2,899,515
M/I Homes, Inc. (a)	54,884	1,983,508
Meritage Homes Corp. (a)	57,818	3,777,828
Mohawk Industries, Inc. (a)	97,165	11,551,947
New Home Co. LLC (a)	13,037	48,628
Newell Brands, Inc.	625,152	10,377,523
Nova LifeStyle, Inc. (a)	19,169	13,037
NVR, Inc. (a)	5,377	19,351,823
PulteGroup, Inc.	402,271	13,596,760
Roku, Inc. Class A (a)	130,535	19,757,778
Skyline Champion Corp. (a)	81,502	2,282,056
Sonos, Inc. (b)	24,222	351,703
Taylor Morrison Home Corp. (a)	165,499	3,948,806
Tempur Sealy International, Inc. (a)	72,714	5,607,704
Toll Brothers, Inc.	206,847	7,485,793
TopBuild Corp. (a)	53,916	4,993,700
TRI Pointe Homes, Inc. (a)	223,669	3,131,366
Tupperware Brands Corp.	76,028	989,124
Turtle Beach Corp. (a)(b)	8,929	80,629
Universal Electronics, Inc. (a)	23,925	1,080,214
VOXX International Corp. (a)	28,794	126,694
Vuzix Corp. (a)(b)	35,062	64,163
Whirlpool Corp.	100,030	13,913,173
William Lyon Homes, Inc. (a)	48,976	865,406
Zagg, Inc. (a)(b)	45,613	292,379
		229,491,482
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	45,122	664,196
Amazon.com, Inc. (a)	659,270	1,171,054,708
Blue Apron Holdings, Inc. Class A (a)(b)	9,362	63,474
Duluth Holdings, Inc. (a)(b)	16,194	148,823
eBay, Inc.	1,303,681	52,525,307
Etsy, Inc. (a)	191,556	10,112,241
EVINE Live, Inc. (a)(b)	52,370	26,583
Expedia, Inc.	220,198	28,647,760
Groupon, Inc. (a)	637,254	1,580,390
GrubHub, Inc. (a)(b)	145,422	8,629,341
Lands' End, Inc. (a)(b)	29,460	228,315
Leaf Group Ltd. (a)	15,786	65,985
Liberty Interactive Corp. QVC Group Series A (a)	639,977	6,854,154
Liquidity Services, Inc. (a)	42,181	319,310
Overstock.com, Inc. (a)(b)	44,787	704,500
PetMed Express, Inc. (b)	34,246	541,087
Quotient Technology, Inc. (a)	134,046	983,898
Remark Holdings, Inc. (a)(b)	24,921	20,674
Shutterfly, Inc. (a)	52,484	2,670,386
Shutterstock, Inc.	33,196	1,165,512
Stamps.com, Inc. (a)	24,921	1,603,916
Stitch Fix, Inc. (a)(b)	38,526	734,306
The Booking Holdings, Inc. (a)	68,956	135,595,768
The Rubicon Project, Inc. (a)	78,231	800,303
U.S. Auto Parts Network, Inc. (a)	3,702	5,442
Waitr Holdings, Inc. (a)(b)	118,627	205,225
Wayfair LLC Class A (a)(b)	102,772	11,586,515
		1,437,538,119
Leisure Products - 0.1%
Acushnet Holdings Corp.	60,104	1,560,901
American Outdoor Brands Corp. (a)	95,648	574,844
Brunswick Corp.	136,386	6,355,588
Callaway Golf Co.	142,634	2,533,180
Clarus Corp.	35,926	395,545
Escalade, Inc.	5,150	53,200
Hasbro, Inc. (b)	183,111	20,228,272
JAKKS Pacific, Inc. (a)(b)	26,721	18,707
Johnson Outdoors, Inc. Class A	10,180	570,080
Malibu Boats, Inc. Class A (a)	33,830	941,151
Marine Products Corp.	22,388	338,730
Mattel, Inc. (a)(b)	552,957	5,418,979
MCBC Holdings, Inc. (a)	31,575	478,361
Nautilus, Inc. (a)	44,347	61,642
OneSpaWorld Holdings Ltd. (a)(b)	61,577	966,759
Polaris, Inc.	89,718	7,358,670
Sturm, Ruger & Co., Inc.	29,740	1,219,637
Summer Infant, Inc. (a)	23,913	11,505
Vista Outdoor, Inc. (a)	93,625	523,364
		49,609,115
Multiline Retail - 0.5%
Big Lots, Inc.	63,106	1,435,662
Dillard's, Inc. Class A (b)	29,449	1,723,355
Dollar General Corp.	411,875	64,289,569
Dollar Tree, Inc. (a)	379,100	38,490,023
Fred's, Inc. Class A (a)(b)	53,732	15,260
JC Penney Corp., Inc. (a)(b)	551,630	410,468
Kohl's Corp.	257,622	12,175,216
Macy's, Inc.	488,291	7,207,175
Nordstrom, Inc. (b)	162,738	4,714,520
Ollie's Bargain Outlet Holdings, Inc. (a)	82,334	4,565,420
Target Corp.	816,593	87,408,115
Tuesday Morning Corp. (a)	81,166	113,632
		222,548,415
Specialty Retail - 2.3%
Aaron's, Inc. Class A	108,100	6,930,291
Abercrombie & Fitch Co. Class A (b)	106,866	1,562,381
Advance Auto Parts, Inc.	114,202	15,754,166
America's Car Mart, Inc. (a)	10,840	929,855
American Eagle Outfitters, Inc.	253,845	4,269,673
Armstrong Flooring, Inc. (a)	39,062	264,450
Asbury Automotive Group, Inc. (a)	29,360	2,768,648
Ascena Retail Group, Inc. (a)(b)	299,367	74,512
At Home Group, Inc. (a)(b)	43,558	293,581
AutoNation, Inc. (a)(b)	89,631	4,253,887
AutoZone, Inc. (a)	39,049	43,019,893
Barnes & Noble Education, Inc. (a)	73,516	286,712
Bed Bath & Beyond, Inc. (b)	221,994	2,146,682
Best Buy Co., Inc.	369,729	23,533,251
Big 5 Sporting Goods Corp. (b)	29,776	53,299
Blink Charging Co. (a)(b)	29,746	75,555
Boot Barn Holdings, Inc. (a)	46,439	1,590,536
Build-A-Bear Workshop, Inc. (a)	23,941	59,374
Burlington Stores, Inc. (a)	106,650	21,595,559
Caleres, Inc.	71,167	1,434,015
Camping World Holdings, Inc. (b)	53,618	407,497
CarMax, Inc. (a)(b)	264,743	22,047,797
Carvana Co. Class A (a)(b)	56,703	4,602,015
Chico's FAS, Inc.	211,068	658,532
Citi Trends, Inc.	22,942	385,655
Conn's, Inc. (a)(b)	42,570	858,211
Cool Holdings, Inc. (a)	10,713	17,998
Destination Maternity Corp. (a)	16,308	10,928
Destination XL Group, Inc. (a)	37,703	67,488
Dick's Sporting Goods, Inc. (b)	103,641	3,527,940
DSW, Inc. Class A	91,809	1,513,930
Express, Inc. (a)	118,304	250,804
Five Below, Inc. (a)	88,902	10,923,389
Floor & Decor Holdings, Inc. Class A (a)(b)	93,389	4,596,607
Foot Locker, Inc.	179,464	6,494,802
Francesca's Holdings Corp. (a)(b)	3,525	15,334
GameStop Corp. Class A (b)	168,086	667,301
Gap, Inc. (b)	337,528	5,329,567
Genesco, Inc. (a)	24,291	866,703
GNC Holdings, Inc. Class A (a)(b)	146,975	288,071
Group 1 Automotive, Inc.	28,350	2,118,312
Guess?, Inc. (b)	72,481	1,309,732
Haverty Furniture Companies, Inc.	36,148	692,234
Hibbett Sports, Inc. (a)(b)	34,041	563,038
IAA Spinco, Inc. (a)	210,201	10,268,319
Kirkland's, Inc. (a)(b)	26,178	38,482
L Brands, Inc.	363,984	6,009,376
Lithia Motors, Inc. Class A (sub. vtg.)	36,108	4,732,676
Lowe's Companies, Inc.	1,247,518	139,971,520
Lumber Liquidators Holdings, Inc. (a)(b)	49,308	463,988
MarineMax, Inc. (a)	33,856	489,558
Michaels Companies, Inc. (a)	151,772	860,547
Monro, Inc. (b)	53,440	4,153,357
Murphy U.S.A., Inc. (a)	48,365	4,323,831
National Vision Holdings, Inc. (a)(b)	124,535	3,531,813
O'Reilly Automotive, Inc. (a)	124,447	47,757,781
Office Depot, Inc.	925,618	1,203,303
Party City Holdco, Inc. (a)(b)	93,130	437,711
Penske Automotive Group, Inc.	54,236	2,320,216
Pier 1 Imports, Inc. (a)(b)	5,998	26,271
Rent-A-Center, Inc.	75,018	1,915,210
RH (a)	25,460	3,647,145
Ross Stores, Inc.	586,168	62,139,670
RTW Retailwinds, Inc. (a)	36,435	36,799
Sally Beauty Holdings, Inc. (a)(b)	191,686	2,344,320
Sears Hometown & Outlet Stores, Inc. (a)(b)	7,334	24,569
Shoe Carnival, Inc. (b)	15,644	480,897
Signet Jewelers Ltd. (b)	80,966	991,024
Sleep Number Corp. (a)	48,879	2,045,097
Sonic Automotive, Inc. Class A (sub. vtg.)	35,676	960,041
Sportsman's Warehouse Holdings, Inc. (a)(b)	62,421	263,417
Stage Stores, Inc. (b)	28,383	21,855
Stein Mart, Inc. (a)(b)	29,639	20,747
Tailored Brands, Inc. (b)	80,827	438,082
The Buckle, Inc. (b)	48,205	944,818
The Cato Corp. Class A (sub. vtg.)	43,149	739,142
The Children's Place Retail Stores, Inc. (b)	25,887	2,258,641
The Container Store Group, Inc. (a)	21,827	97,785
The Home Depot, Inc.	1,756,740	400,378,613
Tiffany & Co., Inc. (b)	171,453	14,551,216
Tile Shop Holdings, Inc.	70,779	190,396
Tilly's, Inc.	37,667	403,414
TJX Companies, Inc.	1,931,160	106,155,865
Tractor Supply Co.	191,658	19,526,117
Trans World Entertainment Corp. (a)	109	409
Ulta Beauty, Inc. (a)	88,183	20,963,745
Urban Outfitters, Inc. (a)	105,486	2,469,427
Vitamin Shoppe, Inc. (a)(b)	33,174	213,972
Williams-Sonoma, Inc. (b)	124,881	8,217,170
Winmark Corp.	3,749	609,213
Zumiez, Inc. (a)	32,547	845,571
		1,079,593,341
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	235,840	6,221,459
Carter's, Inc.	70,295	6,430,587
Centric Brands, Inc. (a)(b)	22,560	62,491
Charles & Colvard Ltd. (a)	35,643	45,979
Cherokee, Inc. (a)	14,903	9,389
Columbia Sportswear Co.	46,401	4,351,950
Crocs, Inc. (a)	106,944	2,384,851
Culp, Inc.	14,699	206,374
Deckers Outdoor Corp. (a)	46,138	6,803,048
Delta Apparel, Inc. (a)	16,839	377,867
Fossil Group, Inc. (a)(b)	76,336	977,101
G-III Apparel Group Ltd. (a)(b)	60,901	1,249,080
Hanesbrands, Inc.	566,090	7,732,789
Iconix Brand Group, Inc. (a)(b)	7,459	13,501
J.Jill, Inc. (b)	18,011	33,681
Kontoor Brands, Inc.	73,612	2,520,475
Lakeland Industries, Inc. (a)	4,997	51,369
Levi Strauss & Co. Class A (a)(b)	66,657	1,126,503
lululemon athletica, Inc. (a)	168,891	31,189,101
Movado Group, Inc.	28,763	618,980
NIKE, Inc. Class B	2,002,041	169,172,465
Oxford Industries, Inc.	28,873	2,014,758
PVH Corp.	119,059	9,024,672
Ralph Lauren Corp.	82,403	7,279,481
Rocky Brands, Inc.	10,567	307,922
Sequential Brands Group, Inc. (a)(b)	60,732	17,612
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	212,837	6,738,419
Steven Madden Ltd.	128,368	4,264,385
Superior Group of Companies, Inc.	17,153	243,230
Tapestry, Inc.	459,391	9,486,424
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	330,793	6,156,058
Class C (non-vtg.) (a)	275,168	4,655,843
Unifi, Inc. (a)	24,155	464,742
Vera Bradley, Inc. (a)	34,656	367,007
VF Corp.	520,940	42,691,033
Vince Holding Corp. (a)	3,289	40,455
Wolverine World Wide, Inc.	138,587	3,596,333
		338,927,414

TOTAL CONSUMER DISCRETIONARY		4,845,156,390

CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Alkaline Water Co., Inc. (a)(b)	61,526	122,437
Boston Beer Co., Inc. Class A (a)	13,974	6,126,481
Brown-Forman Corp.:
Class A	40,949	2,357,434
Class B (non-vtg.)	323,501	19,083,324
Castle Brands, Inc. (a)(b)	127,427	161,832
Celsius Holdings, Inc. (a)(b)	4,093	16,781
Coca-Cola Bottling Co. Consolidated	7,260	2,443,789
Constellation Brands, Inc. Class A (sub. vtg.)	266,864	54,533,658
Craft Brew Alliance, Inc. (a)	16,758	168,418
Keurig Dr. Pepper, Inc. (b)	297,485	8,115,391
MGP Ingredients, Inc.	21,160	1,019,277
Molson Coors Brewing Co. Class B	298,777	15,345,187
Monster Beverage Corp. (a)	624,028	36,611,723
National Beverage Corp. (b)	19,220	786,098
New Age Beverages Corp. (a)(b)	99,636	302,893
PepsiCo, Inc.	2,229,821	304,883,425
Primo Water Corp. (a)(b)	60,946	745,370
REED'S, Inc. (a)	37,001	68,452
The Coca-Cola Co.	6,112,598	336,437,394
		789,329,364
Food & Staples Retailing - 1.4%
Andersons, Inc.	46,662	1,069,493
BJ's Wholesale Club Holdings, Inc. (a)	190,071	4,991,264
Casey's General Stores, Inc.	57,985	9,732,782
Chefs' Warehouse Holdings (a)	35,778	1,380,315
Costco Wholesale Corp.	700,177	206,384,173
Ingles Markets, Inc. Class A	22,937	891,791
Kroger Co.	1,289,761	30,541,540
Natural Grocers by Vitamin Cottage, Inc. (a)	15,018	141,770
Performance Food Group Co. (a)	167,213	7,823,896
PriceSmart, Inc.	34,455	2,082,116
Rite Aid Corp. (a)(b)	86,990	561,955
SpartanNash Co.	58,470	629,722
Sprouts Farmers Market LLC (a)	178,213	3,198,923
Sysco Corp.	753,519	56,009,067
U.S. Foods Holding Corp. (a)	345,933	13,992,990
United Natural Foods, Inc. (a)	81,931	658,725
Village Super Market, Inc. Class A	11,028	275,369
Walgreens Boots Alliance, Inc.	1,240,173	63,484,456
Walmart, Inc.	2,227,945	254,564,996
Weis Markets, Inc. (b)	29,330	1,121,286
		659,536,629
Food Products - 1.2%
Alico, Inc.	2,935	87,610
Archer Daniels Midland Co.	890,644	33,889,004
B&G Foods, Inc. Class A (b)	108,203	1,831,877
Beyond Meat, Inc. (b)	16,592	2,781,317
Bunge Ltd.	225,474	12,042,566
Cal-Maine Foods, Inc. (b)	50,176	2,034,135
Calavo Growers, Inc. (b)	25,203	2,234,246
Campbell Soup Co. (b)	303,758	13,669,110
Coffee Holding Co., Inc. (a)	10,788	42,289
Conagra Brands, Inc.	776,753	22,028,715
Darling International, Inc. (a)	265,820	4,944,252
Dean Foods Co. (b)	154,033	155,573
Farmer Brothers Co. (a)	19,994	242,727
Flowers Foods, Inc.	289,364	6,597,499
Fresh Del Monte Produce, Inc.	51,322	1,336,425
Freshpet, Inc. (a)	51,338	2,519,669
General Mills, Inc.	955,201	51,389,814
Hormel Foods Corp. (b)	432,373	18,423,414
Hostess Brands, Inc. Class A (a)	168,353	2,360,309
Ingredion, Inc.	105,616	8,160,948
J&J Snack Foods Corp.	24,643	4,757,578
John B. Sanfilippo & Son, Inc.	14,938	1,383,259
Kellogg Co.	396,011	24,869,491
Lamb Weston Holdings, Inc.	231,057	16,264,102
Lancaster Colony Corp.	31,950	4,661,505
Landec Corp. (a)	48,145	529,114
Lifeway Foods, Inc. (a)	1,439	4,202
Limoneira Co.	22,476	408,164
McCormick & Co., Inc. (non-vtg.) (b)	195,513	31,843,202
Mondelez International, Inc.	2,289,656	126,434,804
nLIGHT, Inc. (a)	11,931	154,149
Pilgrim's Pride Corp. (a)	84,479	2,632,366
Post Holdings, Inc. (a)	105,570	10,524,273
Sanderson Farms, Inc.	31,531	4,717,668
Seaboard Corp.	465	1,920,534
Seneca Foods Corp. Class A (a)	8,770	241,000
The Hain Celestial Group, Inc. (a)(b)	138,165	2,632,043
The Hershey Co.	221,802	35,151,181
The J.M. Smucker Co. (b)	180,574	18,989,162
The Kraft Heinz Co.	990,594	25,279,959
The Simply Good Foods Co. (a)	83,653	2,478,638
Tootsie Roll Industries, Inc. (b)	31,713	1,163,233
TreeHouse Foods, Inc. (a)	88,851	4,500,303
Tyson Foods, Inc. Class A	470,404	43,766,388
		552,077,817
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	87,279	2,099,933
Church & Dwight Co., Inc.	391,152	31,206,107
Clorox Co.	202,348	32,003,360
Colgate-Palmolive Co.	1,368,094	101,444,170
Energizer Holdings, Inc. (b)	103,072	3,968,272
Funko, Inc. (a)(b)	29,511	707,969
Kimberly-Clark Corp.	548,320	77,373,435
Oil-Dri Corp. of America	1,940	59,674
Procter & Gamble Co.	3,993,281	480,112,175
Spectrum Brands Holdings, Inc. (b)	67,284	3,759,157
WD-40 Co.	21,153	3,856,192
		736,590,444
Personal Products - 0.2%
Avon Products, Inc. (a)	713,220	3,102,507
Coty, Inc. Class A	481,989	4,602,995
Cyanotech Corp. (a)	1,687	4,555
Edgewell Personal Care Co. (a)	88,193	2,455,293
elf Beauty, Inc. (a)	38,719	631,894
Estee Lauder Companies, Inc. Class A	349,507	69,198,891
Herbalife Nutrition Ltd. (a)	162,595	5,598,146
Inter Parfums, Inc.	29,492	1,896,041
LifeVantage Corp. (a)(b)	21,994	267,447
Mannatech, Inc.	439	7,033
MediFast, Inc. (b)	17,961	1,795,382
Natural Health Trends Corp. (b)	16,126	121,913
Nature's Sunshine Products, Inc. (a)	5,123	48,207
Nu Skin Enterprises, Inc. Class A	87,992	3,574,235
Revlon, Inc. (a)(b)	16,916	279,621
USANA Health Sciences, Inc. (a)	22,209	1,509,546
Veru, Inc. (a)	33,304	65,609
Youngevity International, Inc. (a)(b)	13,273	56,808
		95,216,123
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	189,821	372,049
Altria Group, Inc.	2,978,499	130,279,546
Philip Morris International, Inc.	2,476,380	178,522,234
Pyxus International, Inc. (a)(b)	12,050	161,109
Turning Point Brands, Inc. (b)	14,394	516,025
Universal Corp.	40,922	2,048,555
Vector Group Ltd. (b)	164,956	1,926,686
		313,826,204

TOTAL CONSUMER STAPLES		3,146,576,581

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Archrock, Inc.	221,450	2,150,280
Aspen Aerogels, Inc. (a)	45,444	274,482
Baker Hughes, A GE Co. Class A	811,563	17,602,801
Basic Energy Services, Inc. (a)(b)	31,447	41,825
C&J Energy Services, Inc. (a)	95,152	909,653
Carbo Ceramics, Inc. (a)(b)	26,915	44,410
Core Laboratories NV (b)	70,460	2,789,511
Dawson Geophysical Co. (a)	17,427	36,771
Diamond Offshore Drilling, Inc. (a)(b)	100,668	653,335
Dmc Global, Inc.	23,558	1,023,124
Dril-Quip, Inc. (a)	59,762	2,740,088
ENGlobal Corp. (a)	4,134	4,341
Enservco Corp. (a)(b)	15,062	3,769
Era Group, Inc. (a)	30,922	293,141
Exterran Corp. (a)	51,650	544,908
Forum Energy Technologies, Inc. (a)	135,976	191,726
Frank's International NV (a)	144,452	628,366
FTS International, Inc. (a)	52,690	132,252
Geospace Technologies Corp. (a)(b)	19,013	232,719
Gulf Island Fabrication, Inc. (a)	16,762	106,103
Halliburton Co.	1,392,914	26,242,500
Helix Energy Solutions Group, Inc. (a)	230,685	1,670,159
Helmerich & Payne, Inc.	173,704	6,529,533
Hornbeck Offshore Services, Inc. (a)(b)	37,785	25,316
Independence Contract Drilling, Inc. (a)	52,629	55,260
ION Geophysical Corp. (a)	19,360	149,459
Key Energy Services, Inc. (a)(b)	10,250	10,558
KLX Energy Services Holdings, Inc. (a)	38,810	389,264
Liberty Oilfield Services, Inc. Class A	81,545	878,240
Mammoth Energy Services, Inc.	20,802	75,719
Matrix Service Co. (a)	47,527	944,361
McDermott International, Inc. (a)(b)	292,112	1,378,769
Mitcham Industries, Inc. (a)	17,079	60,460
Nabors Industries Ltd.	506,893	851,580
National Oilwell Varco, Inc.	623,714	12,742,477
Natural Gas Services Group, Inc. (a)	17,340	186,925
NCS Multistage Holdings, Inc. (a)	30,432	65,733
Newpark Resources, Inc. (a)	159,824	1,056,437
Noble Corp. (a)	422,399	675,838
Oceaneering International, Inc. (a)	148,283	1,921,748
Oil States International, Inc. (a)	100,761	1,389,494
Patterson-UTI Energy, Inc.	309,861	2,680,298
Profire Energy, Inc. (a)	30,508	46,677
Quintana Energy Services, Inc. (a)	1,979	2,870
Ranger Energy Services, Inc. Class A (a)	3,314	21,110
RigNet, Inc. (a)	21,332	167,243
RPC, Inc. (b)	101,461	538,758
SAExploration Holdings, Inc. (a)	6,136	10,002
Schlumberger Ltd.	2,201,330	71,389,132
SEACOR Holdings, Inc. (a)	29,597	1,390,171
SEACOR Marine Holdings, Inc. (a)	37,722	491,518
Smart Sand, Inc. (a)(b)	30,287	71,780
Solaris Oilfield Infrastructure, Inc. Class A (b)	53,823	740,066
Superior Drilling Products, Inc. (a)	19,013	16,503
Superior Energy Services, Inc. (a)	264,694	88,620
Synthesis Energy Systems, Inc. (a)(b)	1,582	4,809
TechnipFMC PLC	671,001	16,667,665
TETRA Technologies, Inc. (a)	191,663	318,161
Tidewater, Inc. (a)	57,567	907,256
Transocean Ltd. (United States) (a)(b)	807,819	3,675,576
U.S. Silica Holdings, Inc. (b)	122,315	1,243,944
U.S. Well Services, Inc. (a)	25,414	76,242
Valaris PLC Class A (b)	311,454	1,451,376
		189,703,212
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	276,160	144,128
Adams Resources & Energy, Inc.	1,533	47,048
Aemetis, Inc. (a)	7,375	5,826
Alta Mesa Resources, Inc. Class A (a)(b)	185,135	17,866
Altus Midstream Co. (a)(b)	106,574	246,186
Amplify Energy Corp. New	37,751	224,996
Antero Midstream GP LP (b)	363,294	2,583,020
Antero Resources Corp. (a)(b)	363,957	1,153,744
Apache Corp. (b)	612,131	13,203,666
Approach Resources, Inc. (a)(b)	57,548	11,061
Arch Coal, Inc. (b)	25,506	1,952,739
Barnwell Industries, Inc. (a)	2,088	1,524
Berry Petroleum Corp.	35,732	285,499
Bonanza Creek Energy, Inc. (a)	33,972	766,408
Brigham Minerals, Inc. Class A (b)	32,251	644,697
Cabot Oil & Gas Corp.	676,146	11,575,620
California Resources Corp. (a)(b)	75,967	743,717
Callon Petroleum Co. (a)(b)	349,260	1,435,459
Carrizo Oil & Gas, Inc. (a)	137,227	1,137,612
Centennial Resource Development, Inc. Class A (a)	310,503	1,496,624
Chaparral Energy, Inc. Class A (a)(b)	48,885	65,017
Cheniere Energy, Inc. (a)	354,600	21,173,166
Chesapeake Energy Corp. (a)(b)	1,661,056	2,391,921
Chevron Corp.	3,032,165	356,946,464
Cimarex Energy Co.	160,873	6,882,147
Clean Energy Fuels Corp. (a)	217,904	433,629
CNX Resources Corp. (a)	302,292	2,409,267
Comstock Resources, Inc. (a)(b)	26,587	152,078
Concho Resources, Inc.	321,075	23,486,636
ConocoPhillips Co.	1,802,137	94,035,509
CONSOL Energy, Inc. (a)	44,097	739,066
Contango Oil & Gas Co. (a)	37,629	36,876
Continental Resources, Inc.	139,565	4,075,298
Contura Energy, Inc. (a)	7,727	222,538
CVR Energy, Inc.	44,717	1,778,842
Delek U.S. Holdings, Inc.	113,641	3,721,743
Denbury Resources, Inc. (a)(b)	748,820	808,726
Devon Energy Corp.	652,721	14,353,335
Diamondback Energy, Inc.	248,871	24,409,268
Dorian Lpg Ltd. (a)	55,858	580,365
Earthstone Energy, Inc. (a)	27,537	94,727
EOG Resources, Inc.	922,776	68,460,751
EQT Corp.	410,022	4,169,924
Equitrans Midstream Corp. (b)	316,022	4,263,137
Evolution Petroleum Corp.	46,769	276,872
Extraction Oil & Gas, Inc. (a)(b)	184,996	745,534
Exxon Mobil Corp.	6,750,629	462,283,074
Falcon Minerals Corp.	72,221	423,215
Gevo, Inc. (a)	287	766
Goodrich Petroleum Corp. (a)	19,183	203,148
Green Plains, Inc.	66,061	542,361
Gulfport Energy Corp. (a)	238,331	571,994
Hallador Energy Co.	21,872	86,832
Hess Corp.	406,379	25,581,558
Highpoint Resources, Inc. (a)	173,815	203,364
HollyFrontier Corp.	249,899	11,085,520
Houston American Energy Corp. (a)(b)	26,759	5,440
International Seaways, Inc. (a)	52,907	911,059
Isramco, Inc. (a)	90	10,830
Jagged Peak Energy, Inc. (a)(b)	110,660	763,554
Kinder Morgan, Inc.	3,096,444	62,764,920
Kosmos Energy Ltd.	369,593	2,335,828
Laredo Petroleum, Inc. (a)	228,641	567,030
Lilis Energy, Inc. (a)(b)	43,398	13,024
Lonestar Resources U.S., Inc. (a)	25,340	65,631
Magnolia Oil & Gas Corp. Class A (a)(b)	145,951	1,490,160
Marathon Oil Corp.	1,287,938	15,249,186
Marathon Petroleum Corp.	1,053,552	51,845,294
Matador Resources Co. (a)(b)	161,113	2,521,418
Montage Resources Corp. (a)	16,339	48,690
Murphy Oil Corp. (b)	241,792	4,407,868
NACCO Industries, Inc. Class A	5,760	286,733
Nextdecade Corp. (a)	21,543	120,856
Nine Energy Service, Inc. (a)	21,049	115,349
Noble Energy, Inc.	762,691	17,221,563
Northern Oil & Gas, Inc. (a)(b)	356,625	656,190
Oasis Petroleum, Inc. (a)	422,105	1,316,968
Occidental Petroleum Corp.	1,425,009	61,959,391
ONEOK, Inc.	655,204	46,702,941
Overseas Shipholding Group, Inc. (a)	105,347	171,716
Pacific Ethanol, Inc. (a)	37,614	24,261
Panhandle Royalty Co. Class A	23,693	270,811
Par Pacific Holdings, Inc. (a)	49,860	1,083,956
Parsley Energy, Inc. Class A	420,677	7,534,325
PBF Energy, Inc. Class A	191,235	4,532,270
PDC Energy, Inc. (a)	99,994	3,184,809
Peabody Energy Corp.	129,552	2,387,643
Penn Virginia Corp. (a)	22,552	642,732
Phillips 66 Co.	665,578	65,645,958
Pioneer Natural Resources Co.	269,934	33,315,254
PrimeEnergy Corp. (a)	93	10,463
QEP Resources, Inc.	391,614	1,394,146
Ramaco Resources, Inc. (a)	2,772	11,809
Range Resources Corp. (b)	320,667	1,141,575
Renewable Energy Group, Inc. (a)(b)	58,528	712,286
Rex American Resources Corp. (a)	9,304	638,999
Ring Energy, Inc. (a)	94,812	138,426
Roan Resources, Inc. (a)(b)	90,789	102,592
SandRidge Energy, Inc. (a)	53,249	249,205
SemGroup Corp. Class A (b)	103,346	913,579
SilverBow Resources, Inc. (a)	9,199	79,847
SM Energy Co.	159,722	1,514,165
Southwestern Energy Co. (a)(b)	813,380	1,285,140
SRC Energy, Inc. (a)	399,679	2,006,389
Talos Energy, Inc. (a)	37,654	716,932
Targa Resources Corp.	376,729	13,607,451
Tellurian, Inc. (a)(b)	150,018	979,618
Tengasco, Inc. (a)	925	629
The Williams Companies, Inc.	1,924,451	45,417,044
Torchlight Energy Resources, Inc. (a)(b)	67,894	84,868
TransAtlantic Petroleum Ltd. (a)	13,482	9,707
U.S. Energy Corp. (a)	1,660	946
Unit Corp. (a)	93,091	282,066
Uranium Energy Corp. (a)(b)	273,245	256,003
VAALCO Energy, Inc. (a)	68,840	123,912
Valero Energy Corp.	663,626	49,957,765
Vertex Energy, Inc. (a)(b)	13,073	17,126
W&T Offshore, Inc. (a)	150,982	661,301
Whiting Petroleum Corp. (a)(b)	138,818	920,363
World Fuel Services Corp.	104,268	4,003,891
WPX Energy, Inc. (a)	628,906	6,767,029
Zion Oil & Gas, Inc. (a)(b)	67,148	17,458
		1,699,568,496

TOTAL ENERGY		1,889,271,708

FINANCIALS - 13.3%
Banks - 5.4%
1st Source Corp.	31,989	1,419,352
ACNB Corp.	6,553	220,705
Allegiance Bancshares, Inc. (a)	20,268	656,886
Amalgamated Bank	9,791	157,146
American National Bankshares, Inc.	9,385	320,967
Ameris Bancorp	87,036	3,062,797
Ames National Corp.	1,945	51,484
Arrow Financial Corp.	20,959	674,041
Associated Banc-Corp.	248,656	4,784,141
Atlantic Capital Bancshares, Inc. (a)	44,320	722,416
Banc of California, Inc.	71,596	1,043,154
BancFirst Corp.	33,287	1,789,842
Bancorp, Inc., Delaware (a)	92,521	844,717
BancorpSouth Bank	153,751	4,241,990
Bank of America Corp.	14,066,337	386,964,931
Bank of Commerce Holdings	21,286	212,860
Bank of Hawaii Corp.	68,649	5,675,899
Bank of Marin Bancorp	21,123	857,805
Bank OZK	197,713	5,100,995
BankFinancial Corp.	25,085	292,491
BankUnited, Inc.	162,827	5,171,386
Bankwell Financial Group, Inc.	4,491	118,158
Banner Corp.	49,201	2,652,426
Bar Harbor Bankshares	20,362	449,389
BB&T Corp.	1,220,220	58,143,483
BCB Bancorp, Inc.	13,018	160,902
Berkshire Hills Bancorp, Inc.	77,812	2,282,226
BOK Financial Corp.	49,142	3,741,672
Boston Private Financial Holdings, Inc.	139,751	1,484,156
Bridge Bancorp, Inc.	46,512	1,251,638
Bridgewater Bancshares, Inc. (a)	8,724	97,098
Brookline Bancorp, Inc., Delaware	143,429	2,013,743
Bryn Mawr Bank Corp.	33,266	1,134,371
Business First Bancshares, Inc.	6,432	151,924
Byline Bancorp, Inc. (a)	28,709	493,795
C & F Financial Corp.	4,067	192,776
Cadence Bancorp Class A	176,942	2,719,599
Cambridge Bancorp	5,069	374,802
Camden National Corp.	25,086	1,040,066
Capital City Bank Group, Inc.	19,858	484,138
Capstar Financial Holdings, Inc.	2,101	32,481
Carolina Financial Corp.	32,310	1,103,387
Carter Bank & Trust (a)(b)	40,992	774,339
Cathay General Bancorp	126,967	4,214,035
CB Financial Services, Inc.	5,892	147,300
CBTX, Inc.	38,872	1,046,823
Centerstate Banks of Florida, Inc.	168,661	3,815,112
Central Pacific Financial Corp.	49,948	1,389,553
Central Valley Community Bancorp	9,470	185,423
Century Bancorp, Inc. Class A (non-vtg.)	5,906	478,386
Chemung Financial Corp.	3,309	132,989
CIT Group, Inc.	147,584	6,285,603
Citigroup, Inc.	3,679,554	236,779,300
Citizens & Northern Corp.	12,880	305,514
Citizens Financial Group, Inc.	737,913	24,897,185
City Holding Co.	29,460	2,190,351
Civista Bancshares, Inc.	28,333	578,843
CNB Financial Corp., Pennsylvania	26,461	699,629
Codorus Valley Bancorp, Inc.	5,468	122,264
Colony Bankcorp, Inc.	10,379	165,649
Columbia Banking Systems, Inc.	128,132	4,421,835
Comerica, Inc.	242,951	14,977,929
Commerce Bancshares, Inc.	152,966	8,729,770
Community Bank System, Inc.	88,206	5,379,684
Community Bankers Trust Corp.	17,731	137,593
Community Financial Corp.	6,786	213,284
Community Trust Bancorp, Inc.	28,063	1,091,651
ConnectOne Bancorp, Inc.	49,514	1,014,047
County Bancorp, Inc.	8,105	140,622
Cullen/Frost Bankers, Inc.	102,424	8,502,216
Customers Bancorp, Inc. (a)	51,208	967,319
CVB Financial Corp.	148,579	3,056,270
DNB Financial Corp.	9,271	381,594
Eagle Bancorp, Inc.	52,599	2,142,883
East West Bancorp, Inc.	225,167	9,261,119
Enterprise Bancorp, Inc.	11,406	329,976
Enterprise Financial Services Corp.	39,651	1,563,042
Equity Bancshares, Inc. (a)	24,680	624,404
Evans Bancorp, Inc.	4,622	157,656
Farmers & Merchants Bancorp, Inc. (b)	13,633	348,732
Farmers National Banc Corp.	60,654	818,829
Fifth Third Bancorp	1,153,571	30,511,953
Financial Institutions, Inc.	21,016	610,725
First Bancorp, North Carolina	51,605	1,817,528
First Bancorp, Puerto Rico	358,839	3,437,678
First Bancshares, Inc.	17,561	553,874
First Bank Hamilton New Jersey	18,405	194,357
First Busey Corp.	82,905	2,031,173
First Business Finance Services, Inc.	8,338	188,022
First Capital, Inc.	1,410	79,806
First Choice Bancorp	11,924	249,689
First Citizens Bancshares, Inc.	13,252	5,891,839
First Commonwealth Financial Corp.	179,898	2,225,338
First Community Bankshares, In	18,407	585,527
First Community Corp.	21,167	377,831
First Financial Bancorp, Ohio	163,479	3,828,678
First Financial Bankshares, Inc. (b)	224,530	6,875,109
First Financial Corp., Indiana	20,183	819,430
First Financial Northwest, Inc.	3,118	42,779
First Foundation, Inc.	65,748	917,842
First Hawaiian, Inc.	143,694	3,692,936
First Horizon National Corp.	503,758	7,974,489
First Internet Bancorp	13,967	282,413
First Interstate Bancsystem, Inc.	65,547	2,556,333
First Merchants Corp.	85,769	3,063,669
First Mid-Illinois Bancshares, Inc.	12,868	412,934
First Midwest Bancorp, Inc., Delaware	189,510	3,638,592
First Northwest Bancorp	3,942	62,993
First of Long Island Corp.	36,214	788,017
First Republic Bank	261,292	23,443,118
First Savings Financial Group, Inc.	2,531	149,329
First United Corp.	6,346	137,962
Flushing Financial Corp.	43,830	845,481
FNB Corp., Pennsylvania	533,636	5,736,587
FNCM Bancorp, Inc.	20,052	147,583
Franklin Financial Network, Inc.	18,818	544,405
Franklin Financial Services Corp.	7,889	249,135
Fulton Financial Corp.	248,906	3,970,051
German American Bancorp, Inc.	40,139	1,225,444
Glacier Bancorp, Inc.	140,307	5,568,785
Great Southern Bancorp, Inc.	20,678	1,164,999
Great Western Bancorp, Inc.	81,904	2,443,196
Guaranty Bancshares, Inc. Texas	15,323	461,835
Hancock Whitney Corp.	149,407	5,245,680
Hanmi Financial Corp.	53,933	965,940
HarborOne Bancorp, Inc.	90,708	903,452
Hawthorn Bancshares, Inc.	7,315	161,662
Heartland Financial U.S.A., Inc.	56,728	2,480,715
Heritage Commerce Corp.	62,311	722,184
Heritage Financial Corp., Washington	60,282	1,578,183
Hilltop Holdings, Inc.	126,534	3,005,183
Home Bancshares, Inc.	258,141	4,574,259
HomeTrust Bancshares, Inc.	26,847	677,081
Hope Bancorp, Inc.	193,008	2,588,237
Horizon Bancorp, Inc. Indiana	89,016	1,447,400
Howard Bancorp, Inc. (a)	7,039	104,107
Huntington Bancshares, Inc.	1,635,829	21,674,734
IBERIABANK Corp.	96,755	6,675,127
Independent Bank Corp.	41,153	799,603
Independent Bank Corp., Massachusetts	58,374	3,946,666
Independent Bank Group, Inc.	62,876	3,075,265
International Bancshares Corp.	93,590	3,330,868
Investar Holding Corp.	18,222	423,115
Investors Bancorp, Inc.	378,923	4,206,045
JPMorgan Chase & Co.	5,179,826	569,055,684
KeyCorp	1,598,353	26,532,660
Lakeland Bancorp, Inc.	86,035	1,280,201
Lakeland Financial Corp.	43,643	1,847,408
LCNB Corp.	18,242	305,918
LegacyTexas Financial Group, Inc.	74,072	2,992,509
Live Oak Bancshares, Inc. (b)	46,449	833,295
Luther Burbank Corp.	22,617	236,574
M&T Bank Corp.	218,422	31,935,481
Macatawa Bank Corp.	35,051	346,654
Mackinac Financial Corp.	9,630	136,168
Mainstreet Bancshares, Inc. (a)(b)	13,392	285,384
Malvern Bancorp, Inc. (a)	4,466	94,456
MBT Financial Corp.	29,579	291,057
Mercantile Bank Corp.	24,398	750,726
Merchants Bancorp/IN	22,323	354,043
Metropolitan Bank Holding Corp. (a)	13,019	471,288
Mid Penn Bancorp, Inc.	11,074	268,545
Middlefield Banc Corp.	5,696	267,883
Midland States Bancorp, Inc.	32,341	833,428
Midsouth Bancorp, Inc.	17,081	176,788
MidWestOne Financial Group, Inc.	28,269	818,953
MutualFirst Financial, Inc.	14,801	446,546
National Bank Holdings Corp.	47,201	1,540,641
National Bankshares, Inc.	10,765	360,628
NBT Bancorp, Inc.	78,461	2,743,781
Nicolet Bankshares, Inc. (a)	12,768	809,236
Northeast Bank	9,460	198,565
Northrim Bancorp, Inc.	11,637	421,259
Norwood Financial Corp. (b)	5,574	171,233
OFG Bancorp	77,337	1,586,955
Ohio Valley Banc Corp.	3,089	99,497
Old Line Bancshares, Inc.	22,646	598,307
Old National Bancorp, Indiana	218,544	3,671,539
Old Point Financial Corp.	1,380	32,954
Old Second Bancorp, Inc.	34,624	408,217
Opus Bank	38,526	799,800
Origin Bancorp, Inc.	8,409	269,424
Orrstown Financial Services, Inc.	18,638	397,735
Pacific Mercantile Bancorp (a)	24,891	189,172
Pacific Premier Bancorp, Inc.	77,549	2,284,594
PacWest Bancorp	193,381	6,590,424
Park National Corp.	25,550	2,301,544
Parke Bancorp, Inc.	11,510	262,083
PCSB Financial Corp.	42,790	843,391
Peapack-Gladstone Financial Corp.	25,493	717,118
Penns Woods Bancorp, Inc.	2,827	116,727
People's Utah Bancorp	25,784	683,276
Peoples Bancorp of North Carolina	3,110	86,676
Peoples Bancorp, Inc.	28,178	865,346
Peoples Financial Services Corp.	8,883	397,692
Peoples United Financial, Inc.	606,584	8,716,612
Pinnacle Financial Partners, Inc.	113,557	5,981,047
PNC Financial Services Group, Inc.	718,037	92,576,510
Popular, Inc.	156,268	8,215,009
Preferred Bank, Los Angeles	22,450	1,121,602
Premier Financial Bancorp, Inc.	5,113	79,252
Prosperity Bancshares, Inc. (b)	101,610	6,596,521
QCR Holdings, Inc.	22,811	805,456
Regions Financial Corp.	1,587,320	23,206,618
Reliant Bancorp, Inc.	6,874	157,483
Renasant Corp.	84,726	2,778,166
Republic Bancorp, Inc., Kentucky Class A	15,971	677,969
Republic First Bancorp, Inc. (a)	85,167	344,501
S&T Bancorp, Inc. (b)	60,401	2,066,922
Sandy Spring Bancorp, Inc.	60,121	2,012,851
SB One Bancorp	5,787	129,166
Seacoast Banking Corp., Florida (a)	84,013	1,960,863
ServisFirst Bancshares, Inc. (b)	76,242	2,317,757
Shore Bancshares, Inc.	15,325	235,392
Sierra Bancorp	21,360	526,310
Signature Bank	87,273	10,180,395
Simmons First National Corp. Class A	145,188	3,484,512
SmartFinancial, Inc. (a)	10,814	209,575
South State Corp.	53,300	3,921,814
Southern First Bancshares, Inc. (a)	14,368	548,427
Southern National Bancorp of Virginia, Inc.	28,505	416,743
Southside Bancshares, Inc.	56,096	1,847,241
Spirit of Texas Bancshares, Inc. (a)	22,036	453,942
Sterling Bancorp	332,596	6,342,606
Stewardship Financial Corp.	12,623	195,909
Stock Yards Bancorp, Inc.	35,328	1,282,406
Summit Financial Group, Inc.	15,441	380,312
SunTrust Banks, Inc.	705,241	43,379,374
SVB Financial Group (a)	82,662	16,087,678
Synovus Financial Corp.	248,359	8,826,679
Tcf Financial Corp.	248,231	9,571,787
Texas Capital Bancshares, Inc. (a)	77,441	4,172,521
The Bank of Princeton	5,867	156,649
The First Bancorp, Inc.	13,025	330,835
Tompkins Financial Corp.	22,417	1,773,185
TowneBank	115,388	3,031,243
Trico Bancshares	47,672	1,685,682
TriState Capital Holdings, Inc. (a)	39,665	783,384
Triumph Bancorp, Inc. (a)	39,694	1,190,423
Trustmark Corp.	106,258	3,472,511
Two River Bancorp	2,567	48,542
U.S. Bancorp	2,375,960	125,189,332
UMB Financial Corp.	73,893	4,605,012
Umpqua Holdings Corp.	385,493	6,056,095
Union Bankshares Corp.	112,698	4,069,525
Union Bankshares, Inc.	1,338	36,715
United Bankshares, Inc., West Virginia (b)	168,543	6,215,866
United Community Bank, Inc.	137,725	3,637,317
United Security Bancshares, California	18,186	188,771
Unity Bancorp, Inc.	4,337	85,135
Univest Corp. of Pennsylvania	51,389	1,300,656
Valley National Bancorp	544,146	5,718,974
Veritex Holdings, Inc.	79,797	1,883,209
Washington Trust Bancorp, Inc.	26,040	1,208,256
Webster Financial Corp.	154,867	6,931,847
Wells Fargo & Co.	6,466,321	301,136,569
WesBanco, Inc.	93,568	3,201,897
West Bancorp., Inc.	45,079	939,446
Westamerica Bancorp. (b)	47,518	2,927,584
Western Alliance Bancorp.	149,021	6,470,492
Wintrust Financial Corp.	85,902	5,397,223
Zions Bancorp NA (b)	285,509	11,731,565
		2,504,463,289
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	80,704	6,184,348
Ameriprise Financial, Inc.	214,922	27,720,640
Ares Management Corp.	112,455	3,272,441
Artisan Partners Asset Management, Inc.	84,597	2,253,664
Ashford, Inc. (a)	1,839	46,435
Associated Capital Group, Inc.	4,461	155,064
B. Riley Financial, Inc.	24,271	513,574
Bank of New York Mellon Corp.	1,403,826	59,044,922
BGC Partners, Inc. Class A	433,442	2,210,554
BlackRock, Inc. Class A	189,579	80,108,502
Blucora, Inc. (a)	73,709	1,664,349
Cboe Global Markets, Inc.	177,639	21,167,463
Charles Schwab Corp.	1,894,324	72,495,779
CME Group, Inc.	570,036	123,863,122
Cohen & Co., Inc. (b)	505	1,855
Cohen & Steers, Inc.	37,631	2,029,440
Cowen Group, Inc. Class A (a)(b)	45,668	712,877
Diamond Hill Investment Group, Inc.	5,740	774,326
Donnelley Financial Solutions, Inc. (a)	57,323	609,343
E*TRADE Financial Corp.	387,256	16,164,065
Eaton Vance Corp. (non-vtg.)	191,781	8,269,597
Evercore, Inc. Class A	64,050	5,108,628
FactSet Research Systems, Inc. (b)	60,409	16,436,685
Federated Investors, Inc. Class B (non-vtg.)	156,121	5,002,117
Franklin Resources, Inc. (b)	463,840	12,189,715
Gain Capital Holdings, Inc.	46,389	211,070
GAMCO Investors, Inc. Class A	5,879	103,882
Goldman Sachs Group, Inc.	541,558	110,429,092
Great Elm Capital Group, Inc. (a)	42,529	157,357
Greenhill & Co., Inc.	27,322	383,601
GTY Govtech, Inc. (a)	78,176	489,382
Hamilton Lane, Inc. Class A	28,455	1,768,194
Houlihan Lokey	60,166	2,658,134
Interactive Brokers Group, Inc. (b)	121,058	5,713,938
IntercontinentalExchange, Inc.	897,477	83,896,150
INTL FCStone, Inc. (a)	26,158	1,025,655
Invesco Ltd.	630,944	9,905,821
Janus Henderson Group PLC	256,738	4,906,263
KKR & Co. LP	873,293	22,565,891
Ladenburg Thalmann Financial Services, Inc.	187,181	366,875
Lazard Ltd. Class A	208,696	7,166,621
Legg Mason, Inc. (b)	139,013	5,114,288
LPL Financial	131,476	9,854,126
Manning & Napier, Inc. Class A	15,989	30,379
MarketAxess Holdings, Inc.	59,806	23,780,062
Moelis & Co. Class A	74,210	2,488,261
Moody's Corp.	262,560	56,602,685
Morgan Stanley	2,036,885	84,510,359
Morningstar, Inc.	30,680	4,957,274
MSCI, Inc.	135,564	31,807,381
Northern Trust Corp.	348,234	30,620,216
Oppenheimer Holdings, Inc. Class A (non-vtg.)	14,168	393,304
Piper Jaffray Companies	19,742	1,436,428
PJT Partners, Inc.	31,846	1,325,112
Pzena Investment Management, Inc.	25,308	205,754
Raymond James Financial, Inc.	201,260	15,800,923
S&P Global, Inc.	391,281	101,807,403
Safeguard Scientifics, Inc. (a)	48,864	584,413
SEI Investments Co.	202,863	11,666,651
Silvercrest Asset Management Group Class A	4,406	57,586
State Street Corp.	593,131	30,433,552
Stifel Financial Corp. (b)	109,143	5,830,419
T. Rowe Price Group, Inc.	377,610	41,771,218
TD Ameritrade Holding Corp.	424,506	18,852,311
The NASDAQ OMX Group, Inc.	184,045	18,375,053
Tradeweb Markets, Inc. Class A	77,447	3,298,468
U.S. Global Investments, Inc. Class A	5,601	12,042
Virtu Financial, Inc. Class A (b)	106,990	2,011,412
Virtus Investment Partners, Inc.	10,035	1,070,634
Waddell & Reed Financial, Inc. Class A (b)	126,704	2,048,804
Westwood Holdings Group, Inc.	12,248	336,208
WisdomTree Investments, Inc.	205,104	986,550
		1,227,816,707
Consumer Finance - 0.7%
Ally Financial, Inc.	646,547	20,269,248
American Express Co.	1,089,906	131,191,985
Asta Funding, Inc. (a)	3,277	23,496
Atlanticus Holdings Corp. (a)	26,109	166,053
Capital One Financial Corp.	745,905	64,610,291
Consumer Portfolio Services, Inc. (a)	8,750	31,063
Credit Acceptance Corp. (a)	19,166	8,675,490
CURO Group Holdings Corp. (a)(b)	23,380	318,436
Discover Financial Services	513,068	41,030,048
Elevate Credit, Inc. (a)	24,603	106,039
Encore Capital Group, Inc. (a)(b)	39,097	1,442,679
Enova International, Inc. (a)	54,921	1,312,612
EZCORP, Inc. (non-vtg.) Class A (a)(b)	91,016	716,296
First Cash Financial Services, Inc.	67,317	6,646,207
Green Dot Corp. Class A (a)	76,142	2,328,422
LendingClub Corp. (a)	142,978	1,871,582
Navient Corp.	326,340	4,157,572
Nelnet, Inc. Class A	36,286	2,432,976
Nicholas Financial, Inc. (a)	4,184	39,246
OneMain Holdings, Inc.	128,582	4,609,665
PRA Group, Inc. (a)	76,064	2,596,825
Regional Management Corp. (a)	11,662	300,297
Santander Consumer U.S.A. Holdings, Inc.	176,537	4,609,381
SLM Corp.	695,439	5,869,505
Synchrony Financial	1,007,567	32,292,522
World Acceptance Corp. (a)	9,596	1,275,308
		338,923,244
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	388,586	8,070,931
Berkshire Hathaway, Inc. Class B (a)	3,081,933	626,895,992
Cannae Holdings, Inc. (a)	114,342	3,180,994
Columbia Financial, Inc. (a)	101,392	1,537,103
FB Financial Corp.	32,397	1,162,080
FGL Holdings Class A	298,113	2,378,942
Focus Financial Partners, Inc. Class A (a)	36,481	748,590
HF Foods Group, Inc. (a)(b)	7,174	139,032
International Money Express, Inc. (a)	26,026	339,379
Jefferies Financial Group, Inc.	401,775	7,489,086
Marlin Business Services Corp.	10,344	223,741
On Deck Capital, Inc. (a)	86,209	280,179
Pennymac Financial Services, Inc.	93,616	2,770,097
Rafael Holdings, Inc. (a)	16,416	331,603
RBB Bancorp	16,570	305,385
Sachem Capital Corp.	10,019	48,692
Victory Capital Holdings, Inc.	21,489	343,179
Voya Financial, Inc.	228,520	11,270,606
		667,515,611
Insurance - 2.7%
AFLAC, Inc.	1,182,851	59,355,463
Alleghany Corp. (a)	22,816	17,096,257
Allstate Corp.	530,188	54,285,949
AMBAC Financial Group, Inc. (a)	77,765	1,402,881
American Equity Investment Life Holding Co.	145,619	3,138,089
American Financial Group, Inc.	112,864	11,395,878
American International Group, Inc.	1,385,819	72,118,021
American National Insurance Co.	13,214	1,507,321
Amerisafe, Inc.	33,462	2,298,839
Aon PLC	383,315	74,688,928
Arch Capital Group Ltd. (a)	639,490	25,259,855
Argo Group International Holdings, Ltd.	56,236	3,695,830
Arthur J. Gallagher & Co.	292,986	26,576,760
Assurant, Inc.	96,268	11,840,964
Assured Guaranty Ltd.	159,279	6,777,321
Athene Holding Ltd. (a)	195,199	7,585,433
Atlas Financial Holdings, Inc. (a)(b)	6,862	2,761
Axis Capital Holdings Ltd.	133,681	8,206,677
Brighthouse Financial, Inc. (a)	183,958	6,486,359
Brown & Brown, Inc.	369,313	13,623,957
Chubb Ltd.	727,967	113,766,683
Cincinnati Financial Corp.	241,272	27,140,687
Citizens, Inc. Class A (a)(b)	93,111	584,737
CNA Financial Corp.	50,630	2,386,192
CNO Financial Group, Inc.	262,881	3,806,517
Crawford & Co.:
Class A	29,006	279,908
Class B	23,130	200,306
Donegal Group, Inc. Class A	13,696	197,633
eHealth, Inc. (a)	30,269	2,521,710
EMC Insurance Group	15,765	566,594
Employers Holdings, Inc.	53,235	2,296,026
Enstar Group Ltd. (a)	24,311	4,342,431
Erie Indemnity Co. Class A	31,682	6,948,179
Everest Re Group Ltd.	64,390	15,188,313
FBL Financial Group, Inc. Class A	22,032	1,194,795
Fednat Holding Co.	14,251	174,290
First American Financial Corp.	175,722	10,270,951
FNF Group	434,734	19,102,212
Genworth Financial, Inc. Class A	811,089	3,593,124
Global Indemnity Ltd.	10,055	258,916
Globe Life, Inc.	160,349	14,312,752
Goosehead Insurance (b)	16,570	766,197
Greenlight Capital Re, Ltd. (a)(b)	44,482	408,790
Hallmark Financial Services, Inc. (a)	33,875	595,523
Hanover Insurance Group, Inc.	64,728	8,618,533
Hartford Financial Services Group, Inc.	574,598	33,487,571
HCI Group, Inc.	12,740	496,478
Health Insurance Innovations, Inc. (a)(b)	19,765	362,490
Heritage Insurance Holdings, Inc.	44,138	578,649
Horace Mann Educators Corp.	63,275	2,775,874
Independence Holding Co.	11,745	434,800
Investors Title Co.	1,775	261,280
James River Group Holdings Ltd.	51,192	2,522,742
Kemper Corp.	98,075	6,863,289
Kingstone Companies, Inc.	8,672	70,156
Kinsale Capital Group, Inc.	29,981	2,945,034
Lincoln National Corp.	321,108	16,980,191
Loews Corp.	428,297	20,588,237
Maiden Holdings Ltd.	91,758	44,044
Markel Corp. (a)	21,936	25,074,603
Marsh & McLennan Companies, Inc.	813,005	81,211,069
MBIA, Inc. (a)(b)	152,603	1,373,427
Mercury General Corp.	43,762	2,341,267
MetLife, Inc.	1,512,855	67,019,477
National General Holdings Corp.	107,328	2,530,794
National Western Life Group, Inc.	3,870	997,763
NI Holdings, Inc. (a)	10,084	169,411
Old Republic International Corp.	450,498	10,523,633
Palomar Holdings, Inc.	12,647	430,377
Primerica, Inc.	65,647	7,823,153
Principal Financial Group, Inc.	408,278	21,728,555
ProAssurance Corp.	88,091	3,441,715
Progressive Corp.	930,179	70,507,568
Protective Insurance Corp. Class B	10,859	175,916
Prudential Financial, Inc.	647,435	51,853,069
Reinsurance Group of America, Inc.	99,155	15,266,895
RenaissanceRe Holdings Ltd.	70,115	12,659,263
RLI Corp.	61,425	5,624,687
Safety Insurance Group, Inc.	26,163	2,523,160
Selective Insurance Group, Inc.	92,869	7,395,158
State Auto Financial Corp.	30,698	981,415
Stewart Information Services Corp.	37,951	1,359,405
The Travelers Companies, Inc.	416,077	61,146,676
Third Point Reinsurance Ltd. (a)	118,010	1,111,654
Tiptree, Inc.	24,317	168,760
Trupanion, Inc. (a)(b)	44,515	1,072,366
United Fire Group, Inc.	38,342	1,731,525
United Insurance Holdings Corp.	36,429	426,948
Universal Insurance Holdings, Inc.	53,238	1,330,950
Unum Group	331,651	8,427,252
W.R. Berkley Corp.	230,221	16,403,246
Watford Holdings Ltd. (a)	8,968	208,058
White Mountains Insurance Group Ltd.	4,952	5,252,586
Willis Group Holdings PLC	206,458	40,872,490
		1,266,440,668
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	54,222	812,788
AGNC Investment Corp.	850,996	12,654,311
Annaly Capital Management, Inc.	2,566,213	21,299,568
Anworth Mortgage Asset Corp.	273,575	848,083
Apollo Commercial Real Estate Finance, Inc.	221,338	4,105,820
Arbor Realty Trust, Inc. (b)	110,589	1,387,892
Ares Commercial Real Estate Corp.	45,291	678,912
Arlington Asset Investment Corp. (b)	73,376	362,477
Armour Residential REIT, Inc.	72,057	1,183,176
Blackstone Mortgage Trust, Inc. (b)	211,444	7,358,251
Capstead Mortgage Corp.	151,690	1,102,786
Cherry Hill Mortgage Investment Corp.	14,309	172,137
Chimera Investment Corp.	290,392	5,537,775
Dynex Capital, Inc.	35,525	501,613
Ellington Financial LLC	50,766	886,882
Ellington Residential Mortgage REIT	11,397	111,577
Exantas Capital Corp.	46,287	518,877
Granite Point Mortgage Trust, Inc.	76,791	1,404,507
Great Ajax Corp.	50,748	739,906
Hunt Companies Finance Trust, Inc.	4,478	14,643
Invesco Mortgage Capital, Inc.	206,669	3,106,235
KKR Real Estate Finance Trust, Inc.	50,915	962,803
Ladder Capital Corp. Class A	155,098	2,602,544
MFA Financial, Inc.	690,812	4,953,122
New Residential Investment Corp.	646,010	9,089,361
New York Mortgage Trust, Inc.	366,898	2,256,423
Orchid Island Capital, Inc.	83,018	450,788
PennyMac Mortgage Investment Trust	120,162	2,614,725
Redwood Trust, Inc.	170,284	2,826,714
Starwood Property Trust, Inc.	439,468	10,296,735
TPG RE Finance Trust, Inc.	99,358	1,928,539
Tremont Mortgage Trust	14,007	60,370
Two Harbors Investment Corp.	432,196	5,458,635
Western Asset Mortgage Capital Corp.	77,370	727,278
ZAIS Financial Corp.	63,701	935,131
		109,951,384
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	24,534	1,143,039
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	86,619	2,244,298
Capitol Federal Financial, Inc.	255,213	3,437,719
Dime Community Bancshares, Inc.	55,488	1,100,327
Entegra Financial Corp. (a)	15,687	471,237
ESSA Bancorp, Inc.	3,152	48,226
Essent Group Ltd.	157,164	7,622,454
Farmer Mac Class C (non-vtg.)	16,730	1,377,716
First Defiance Financial Corp.	33,666	880,366
Flagstar Bancorp, Inc.	46,389	1,686,240
FS Bancorp, Inc.	7,097	343,495
Hingham Institution for Savings	2,502	450,610
Home Bancorp, Inc.	10,746	400,611
HomeStreet, Inc. (a)	48,519	1,279,446
Impac Mortgage Holdings, Inc. (a)	16,813	107,603
Kearny Financial Corp.	164,252	2,066,290
LendingTree, Inc. (a)(b)	11,935	3,700,924
Meridian Bancorp, Inc. Maryland	94,419	1,650,444
Meta Financial Group, Inc.	45,206	1,397,317
MGIC Investment Corp.	547,903	6,930,973
MMA Capital Management, LLC (a)(b)	7,913	234,225
New York Community Bancorp, Inc.	729,383	8,417,080
NMI Holdings, Inc. (a)	107,207	3,038,246
Northfield Bancorp, Inc.	73,314	1,137,833
Northwest Bancshares, Inc.	188,378	2,978,256
OceanFirst Financial Corp.	79,532	1,671,763
Ocwen Financial Corp. (a)	166,356	297,777
Oritani Financial Corp.	62,508	1,070,762
PDL Community Bancorp (a)	12,866	179,995
Provident Financial Holdings, Inc.	2,249	45,407
Provident Financial Services, Inc.	107,408	2,557,384
Radian Group, Inc.	323,438	7,293,527
Riverview Bancorp, Inc.	38,225	269,486
Security National Financial Corp. Class A	9,505	47,240
Southern Missouri Bancorp, Inc.	9,580	319,972
Sterling Bancorp, Inc.	33,089	308,720
Territorial Bancorp, Inc.	9,714	265,678
TFS Financial Corp. (b)	109,308	1,913,983
Timberland Bancorp, Inc.	10,228	261,530
Trustco Bank Corp., New York	163,264	1,252,235
United Community Financial Corp.	107,852	1,040,772
United Financial Bancorp, Inc. New	87,692	1,096,150
Walker & Dunlop, Inc.	45,591	2,546,713
Washington Federal, Inc.	135,311	4,817,072
Waterstone Financial, Inc.	43,486	721,433
Westfield Financial, Inc.	31,323	278,461
WMI Holdings Corp. (a)	50,605	445,830
WSFS Financial Corp.	79,311	3,269,199
		84,973,025

TOTAL FINANCIALS		6,201,226,967

HEALTH CARE - 13.7%
Biotechnology - 2.6%
AbbVie, Inc.	2,354,796	154,804,289
Abeona Therapeutics, Inc. (a)	59,415	91,499
ACADIA Pharmaceuticals, Inc. (a)(b)	176,685	4,887,107
Acceleron Pharma, Inc. (a)	73,146	3,284,987
Achillion Pharmaceuticals, Inc. (a)	231,535	1,007,177
Acorda Therapeutics, Inc. (a)	64,872	209,537
Actinium Pharmaceuticals, Inc. (a)	122,463	28,166
Adamas Pharmaceuticals, Inc. (a)(b)	28,128	177,488
ADMA Biologics, Inc. (a)(b)	51,410	230,317
Aduro Biotech, Inc. (a)	75,818	93,256
Advaxis, Inc. (a)	2,375	811
Adverum Biotechnologies, Inc. (a)	86,912	897,801
Aeglea BioTherapeutics, Inc. (a)	32,148	250,915
Aerpio Pharmaceuticals, Inc. (a)	18,301	13,360
Aevi Genomic Medicine, Inc. (a)	30,561	5,577
Agenus, Inc. (a)(b)	168,639	485,680
AgeX Therapeutics, Inc. (a)	25,409	69,112
Agios Pharmaceuticals, Inc. (a)(b)	83,342	3,162,829
Aimmune Therapeutics, Inc. (a)(b)	56,193	1,145,775
Akebia Therapeutics, Inc. (a)(b)	168,135	694,398
Albireo Pharma, Inc. (a)	15,371	375,821
Alder Biopharmaceuticals, Inc. (a)(b)	119,538	1,069,865
Aldeyra Therapeutics, Inc. (a)	43,126	190,186
Alector, Inc. (b)	15,486	254,900
Alexion Pharmaceuticals, Inc. (a)	355,319	35,801,942
Alkermes PLC (a)	249,280	5,229,894
Allakos, Inc. (a)(b)	37,802	3,343,965
Allena Pharmaceuticals, Inc. (a)	13,633	56,850
Allogene Therapeutics, Inc. (b)	31,576	859,814
Alnylam Pharmaceuticals, Inc. (a)	149,849	12,091,316
Alpine Immune Sciences, Inc. (a)	8,863	43,340
Altimmune, Inc. (a)(b)	10,080	21,269
AMAG Pharmaceuticals, Inc. (a)(b)	60,473	660,365
Amgen, Inc.	971,477	202,669,532
Amicus Therapeutics, Inc. (a)	392,735	3,884,149
AnaptysBio, Inc. (a)(b)	36,315	1,476,205
Anavex Life Sciences Corp. (a)(b)	64,659	170,700
Anika Therapeutics, Inc. (a)	22,530	1,278,803
Anixa Biosciences, Inc. (a)	18,504	73,461
Apellis Pharmaceuticals, Inc. (a)	63,386	1,844,533
Applied Genetic Technologies Corp. (a)	10,339	32,671
Aptevo Therapeutics, Inc. (a)	18,835	13,060
Aptinyx, Inc. (a)	13,315	45,005
AquaBounty Technologies, Inc. (a)	1,006	2,857
Aravive, Inc. (a)	4,609	27,562
Arcus Biosciences, Inc. (a)	11,750	91,768
Ardelyx, Inc. (a)	80,914	275,108
Arena Pharmaceuticals, Inc. (a)	76,971	4,070,996
ArQule, Inc. (a)	164,832	1,476,895
Arrowhead Pharmaceuticals, Inc. (a)(b)	153,077	5,230,641
Assembly Biosciences, Inc. (a)	32,390	366,331
Atara Biotherapeutics, Inc. (a)(b)	82,814	1,117,989
Athersys, Inc. (a)(b)	191,679	254,933
aTyr Pharma, Inc.	343	1,008
Audentes Therapeutics, Inc. (a)	56,370	1,753,107
AVEO Pharmaceuticals, Inc. (a)	176,839	121,329
Avid Bioservices, Inc. (a)	72,287	498,780
AVROBIO, Inc. (a)	34,429	670,677
Bellicum Pharmaceuticals, Inc. (a)(b)	55,664	64,570
Bio Path Holdings, Inc. (a)	3,528	39,196
Biocept, Inc. (a)	1,613	1,419
BioCryst Pharmaceuticals, Inc. (a)	185,763	555,431
Biogen, Inc. (a)	309,392	67,988,892
Biohaven Pharmaceutical Holding Co. Ltd. (a)	63,851	2,502,321
BioMarin Pharmaceutical, Inc. (a)	288,586	21,661,265
Biospecifics Technologies Corp. (a)	9,620	529,870
BioTime, Inc. (b)	266,814	249,311
bluebird bio, Inc. (a)(b)	86,611	8,947,782
Blueprint Medicines Corp. (a)	78,399	6,010,851
BrainStorm Cell Therpeutic, Inc. (a)(b)	11,292	41,893
Calithera Biosciences, Inc. (a)	87,419	347,053
Calyxt, Inc. (a)	15,371	95,146
Cancer Genetics, Inc. (a)	7,133	741
Capricor Therapeutics, Inc. (a)(b)	2,312	5,503
CareDx, Inc. (a)	58,651	1,338,416
CASI Pharmaceuticals, Inc. (a)(b)	79,991	260,771
Catabasis Pharmaceuticals, Inc. (a)(b)	18,573	114,595
Catalyst Biosciences, Inc. (a)	17,015	108,556
Catalyst Pharmaceutical Partners, Inc. (a)	151,661	934,232
Cel-Sci Corp. (a)(b)	49,151	352,413
Celcuity, Inc. (a)	844	15,184
Celgene Corp. (a)	1,123,358	108,741,054
Celldex Therapeutics, Inc. (a)	21,055	44,637
Cellular Biomedicine Group, Inc. (a)(b)	16,773	206,979
Celsion Corp. (a)	7,824	14,318
ChemoCentryx, Inc. (a)	60,271	401,405
Chimerix, Inc. (a)	70,734	142,883
Cidara Therapeutics, Inc. (a)(b)	8,718	14,646
Cleveland Biolabs, Inc. (a)	1,303	1,837
Clovis Oncology, Inc. (a)(b)	82,792	464,463
Co.-Diagnostics, Inc. (a)(b)	5,815	6,222
CohBar, Inc. (a)(b)	63,729	86,671
Coherus BioSciences, Inc. (a)(b)	93,052	2,064,824
Conatus Pharmaceuticals, Inc. (a)(b)	26,802	9,247
Concert Pharmaceuticals, Inc. (a)	24,493	246,645
Constellation Pharmaceuticals, Inc. (a)(b)	9,197	66,678
ContraFect Corp. (a)	88,575	31,001
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	78,404	406,133
Cortexyme, Inc. (b)	9,250	183,613
Corvus Pharmaceuticals, Inc. (a)	14,681	50,062
Crinetics Pharmaceuticals, Inc. (a)(b)	12,135	192,461
CTI BioPharma Corp. (a)	69,610	49,695
Cue Biopharma, Inc. (a)(b)	22,012	180,278
Curis, Inc. (a)	59,119	113,508
Cyclacel Pharmaceuticals, Inc. (a)	704	273
Cytokinetics, Inc. (a)	97,124	1,364,592
CytomX Therapeutics, Inc. (a)	76,610	672,636
CytRx Corp. (a)	29,809	9,539
Deciphera Pharmaceuticals, Inc. (a)	24,654	894,447
Denali Therapeutics, Inc. (a)(b)	107,565	1,936,170
Dicerna Pharmaceuticals, Inc. (a)	82,785	1,150,712
Dyadic International, Inc. (a)(b)	39,435	240,554
Dynavax Technologies Corp. (a)(b)	125,703	520,410
Eagle Pharmaceuticals, Inc. (a)	14,172	799,159
Edge Therapeutics, Inc. (a)(b)	1,848	10,182
Editas Medicine, Inc. (a)(b)	71,142	1,766,456
Eidos Therapeutics, Inc. (a)(b)	12,514	523,210
Eiger Biopharmaceuticals, Inc. (a)	32,672	356,125
Emergent BioSolutions, Inc. (a)	73,162	3,204,496
Enanta Pharmaceuticals, Inc. (a)	25,627	1,807,985
Enochian Biosciences, Inc. (a)(b)	3,897	18,316
Epizyme, Inc. (a)(b)	118,598	1,538,216
Esperion Therapeutics, Inc. (a)(b)	41,371	1,515,833
Evelo Biosciences, Inc. (a)(b)	4,492	24,661
Exact Sciences Corp. (a)	206,803	24,655,054
Exelixis, Inc. (a)	475,171	9,432,144
Fate Therapeutics, Inc. (a)	95,936	1,565,676
Fibrocell Science, Inc. (a)	1,901	3,602
FibroGen, Inc. (a)	122,564	5,473,708
Five Prime Therapeutics, Inc. (a)	56,465	306,605
Flexion Therapeutics, Inc. (a)(b)	51,474	677,913
Fortress Biotech, Inc. (a)	58,564	106,001
Forty Seven, Inc. (a)	40,564	307,475
Galectin Therapeutics, Inc. (a)(b)	65,207	217,139
Genocea Biosciences, Inc. (a)(b)	34,592	108,619
Genomic Health, Inc. (a)	33,007	2,530,317
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	303,566	424,992
Gilead Sciences, Inc.	2,027,371	128,819,153
Global Blood Therapeutics, Inc. (a)(b)	93,023	4,277,198
GlycoMimetics, Inc. (a)(b)	53,930	179,587
Gossamer Bio, Inc. (b)	29,142	610,816
Gritstone Oncology, Inc. (b)	29,109	294,583
Halozyme Therapeutics, Inc. (a)	188,131	3,107,924
Heat Biologics, Inc. (a)	19,965	10,182
Hemispherx Biopharma, Inc. (a)(b)	182	328
Heron Therapeutics, Inc. (a)(b)	110,211	2,041,108
Histogenics Corp. (a)	59,941	14,386
Homology Medicines, Inc. (a)(b)	38,907	735,731
iBio, Inc. (a)(b)	2,960	1,877
Idera Pharmaceuticals, Inc. (a)	28,797	67,673
Immunic, Inc. (a)	1,010	17,180
ImmunoGen, Inc. (a)	238,790	649,509
Immunomedics, Inc. (a)(b)	272,038	3,482,086
Incyte Corp. (a)	281,994	23,072,749
Infinity Pharmaceuticals, Inc. (a)	60,736	71,668
Inovio Pharmaceuticals, Inc. (a)(b)	147,658	318,941
Insmed, Inc. (a)	132,848	2,184,021
Intellia Therapeutics, Inc. (a)(b)	52,520	745,259
Intercept Pharmaceuticals, Inc. (a)(b)	35,899	2,303,998
Intrexon Corp. (a)(b)	113,535	663,044
Invitae Corp. (a)	138,479	3,359,501
Ionis Pharmaceuticals, Inc. (a)	223,935	14,154,931
Iovance Biotherapeutics, Inc. (a)	193,665	4,068,902
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	253,290	2,358,130
IsoRay, Inc. (a)	41,840	13,883
Iveric Bio, Inc. (a)	36,940	40,634
Jounce Therapeutics, Inc. (a)	26,407	99,554
Kadmon Holdings, Inc. (a)	221,355	473,700
Kaleido Biosciences, Inc. (a)(b)	20,918	195,792
Kalvista Pharmaceuticals, Inc. (a)	16,298	254,575
Karyopharm Therapeutics, Inc. (a)(b)	79,437	686,336
Kezar Life Sciences, Inc. (a)	7,841	26,503
Kindred Biosciences, Inc. (a)	49,415	368,636
Kiniksa Pharmaceuticals Ltd. (a)(b)	16,697	147,435
Kodiak Sciences, Inc.	19,808	217,888
Krystal Biotech, Inc. (a)	17,423	784,035
Kura Oncology, Inc. (a)	60,138	912,895
La Jolla Pharmaceutical Co. (a)	31,227	298,842
Leap Therapeutics, Inc. (a)(b)	44,232	66,790
Lexicon Pharmaceuticals, Inc. (a)(b)	93,630	123,592
Ligand Pharmaceuticals, Inc. Class B (a)(b)	29,903	2,718,482
Liquidia Technologies, Inc. (a)	15,180	61,631
LogicBio Therapeutics, Inc. (b)	12,773	127,730
Macrogenics, Inc. (a)	68,759	986,004
Madrigal Pharmaceuticals, Inc. (a)(b)	13,123	1,216,502
Magenta Therapeutics, Inc. (a)(b)	28,372	293,083
MannKind Corp. (a)(b)	305,332	335,865
Marker Therapeutics, Inc. (a)(b)	46,527	240,545
Matinas BioPharma Holdings, Inc. (a)	160,352	111,012
MediciNova, Inc. (a)(b)	63,333	548,464
MEI Pharma, Inc. (a)	45,611	77,995
Menlo Therapeutics, Inc. (a)	10,578	52,044
Merrimack Pharmaceuticals, Inc.	16,346	102,489
Minerva Neurosciences, Inc. (a)	47,703	340,599
Miragen Therapeutics, Inc. (a)	28,964	33,309
Mirati Therapeutics, Inc. (a)(b)	52,334	4,289,818
Molecular Templates, Inc. (a)	22,916	115,267
Moleculin Biotech, Inc. (a)	27,492	31,066
Momenta Pharmaceuticals, Inc. (a)	163,184	2,061,014
Motus GI Holdings, Inc. (a)(b)	48,231	127,330
Myriad Genetics, Inc. (a)	116,864	2,749,810
NanoViricides, Inc. (a)	23,924	5,024
NantKwest, Inc. (a)(b)	55,741	72,463
Natera, Inc. (a)	92,219	3,038,616
Navidea Biopharmaceuticals, Inc. (a)	7,427	3,973
Neoleukin Therapeutics, Inc. (a)	30,459	101,733
Neon Therapeutics, Inc. (a)	7,259	19,527
Neubase Therapeutics, Inc. (a)(b)	1,185	5,605
Neuralstem, Inc. (a)	301	515
Neurocrine Biosciences, Inc. (a)	145,936	14,508,957
Neurotrope, Inc. (a)(b)	5,675	30,134
NewLink Genetics Corp. (a)(b)	30,434	48,999
NextCure, Inc.	15,289	530,987
Novavax, Inc. (a)(b)	48,722	290,870
OncoCyte Corp. (a)(b)	44,242	87,599
OncoGenex Pharmaceuticals, Inc. (a)	70	140
OncoMed Pharmaceuticals, Inc. rights (a)(c)	27,577	0
OncoSec Medical, Inc. (a)(b)	9,886	20,167
Oncternal Therapeutics, Inc. (a)	2,146	11,996
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
Opko Health, Inc. (a)(b)	633,700	1,166,008
Oragenics, Inc. (a)	732	292
Organogenesis Holdings, Inc. Class A (a)(b)	27,350	112,682
Organovo Holdings, Inc. (a)(b)	247,431	63,095
OvaScience, Inc. (a)	2,939	17,810
Ovid Therapeutics, Inc. (a)(b)	48,871	86,502
Palatin Technologies, Inc. (a)(b)	284,204	256,096
PDL BioPharma, Inc. (a)	227,009	531,201
Pfenex, Inc. (a)	51,600	379,260
PhaseBio Pharmaceuticals, Inc. (a)	27,698	239,311
Plus Therapeutics, Inc. (a)	16	245
Polarityte, Inc. (a)(b)	27,910	103,546
Portola Pharmaceuticals, Inc. (a)(b)	108,314	3,147,605
Precision BioSciences, Inc. (a)	24,848	211,705
Principia Biopharma, Inc. (b)	15,409	611,737
Progenics Pharmaceuticals, Inc. (a)	155,778	685,423
Protagonist Therapeutics, Inc. (a)	29,163	379,994
Proteon Therapeutics, Inc. (a)(b)	4,045	1,274
Proteostasis Therapeutics, Inc. (a)(b)	60,828	46,187
Prothena Corp. PLC (a)	68,938	579,769
PTC Therapeutics, Inc. (a)	86,663	3,862,570
Puma Biotechnology, Inc. (a)(b)	47,725	513,044
Ra Pharmaceuticals, Inc. (a)	55,119	1,499,237
Radius Health, Inc. (a)	71,131	2,013,007
Recro Pharma, Inc. (a)	27,737	326,187
Regeneron Pharmaceuticals, Inc. (a)	124,676	36,162,274
REGENXBIO, Inc. (a)	49,017	1,690,596
Regulus Therapeutics, Inc. (a)(b)	5,245	3,276
Repligen Corp. (a)	71,860	6,669,327
Replimune Group, Inc. (a)	14,335	148,797
Retrophin, Inc. (a)(b)	67,177	845,758
Rexahn Pharmaceuticals, Inc. (a)	2,585	5,635
Rigel Pharmaceuticals, Inc. (a)	275,122	464,956
Rocket Pharmaceuticals, Inc. (a)(b)	62,482	677,930
Rubius Therapeutics, Inc. (a)(b)	22,179	205,821
Sage Therapeutics, Inc. (a)(b)	81,617	14,011,190
Salarius Pharmaceuticals, Inc. (a)(b)	299	2,547
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	7,499	922
Sangamo Therapeutics, Inc. (a)(b)	186,725	2,035,303
Sarepta Therapeutics, Inc. (a)(b)	111,511	10,052,717
Savara, Inc. (a)	40,659	91,889
Scholar Rock Holding Corp. (a)(b)	29,347	310,785
Seattle Genetics, Inc. (a)	171,654	12,468,947
Selecta Biosciences, Inc. (a)	50,623	90,109
Sellas Life Sciences Group, Inc. (a)	312	44
Seres Therapeutics, Inc. (a)	93,630	377,329
Sesen Bio, Inc. (a)(b)	108,136	117,868
Sienna Biopharmaceuticals, Inc. (a)	26,186	19,516
Solid Biosciences, Inc. (a)(b)	20,986	169,567
Sophiris Bio, Inc. (a)(b)	42,106	33,049
Sorrento Therapeutics, Inc. (a)(b)	160,370	338,381
Spark Therapeutics, Inc. (a)	51,365	5,003,465
Spectrum Pharmaceuticals, Inc. (a)	173,745	1,275,288
Spring Bank Pharmaceuticals, Inc. (a)	6,707	24,682
Stemline Therapeutics, Inc. (a)	61,590	733,537
Sunesis Pharmaceuticals, Inc. (a)(b)	94,577	78,348
Surface Oncology, Inc. (a)	7,420	15,285
Syndax Pharmaceuticals, Inc. (a)	33,752	283,854
Synlogic, Inc. (a)	31,345	87,453
Synthetic Biologics, Inc. (a)	1,776	835
Synthorx, Inc. (b)	25,431	455,469
Syros Pharmaceuticals, Inc. (a)	58,256	639,068
T2 Biosystems, Inc. (a)(b)	58,355	77,612
TCR2 Therapeutics, Inc. (b)	11,833	199,504
Tenax Therapeutics, Inc. (a)	51	62
TG Therapeutics, Inc. (a)(b)	112,337	697,613
The Medicines Company (a)(b)	114,031	4,784,741
Tocagen, Inc. (a)(b)	33,662	109,402
TONIX Pharmaceuticals Holding (a)	126	54
TRACON Pharmaceuticals, Inc. (a)	3,015	1,658
Translate Bio, Inc. (a)(b)	52,348	475,320
TransMedics Group, Inc. (b)	12,580	301,291
Trevena, Inc. (a)	132,306	108,491
Trovagene, Inc. (a)(b)	345	645
Twist Bioscience Corp.	37,151	1,078,494
Tyme, Inc. (a)(b)	61,013	71,385
Ultragenyx Pharmaceutical, Inc. (a)	86,654	4,720,043
United Therapeutics Corp. (a)	70,137	5,790,511
UNITY Biotechnology, Inc. (a)(b)	11,708	71,419
Unum Therapeutics, Inc. (a)	11,951	22,946
Vanda Pharmaceuticals, Inc. (a)	84,575	1,191,662
Vaxart, Inc. (a)	3,073	2,182
VBI Vaccines, Inc. (a)(b)	95,490	58,020
Veracyte, Inc. (a)	57,271	1,517,682
Verastem, Inc. (a)(b)	103,177	130,003
Vericel Corp. (a)	69,325	1,146,636
Vertex Pharmaceuticals, Inc. (a)	407,256	73,314,225
Vical, Inc. (a)	4,816	3,275
Viking Therapeutics, Inc. (a)(b)	82,163	571,033
VistaGen Therapeutics, Inc. (a)(b)	16,405	11,354
Voyager Therapeutics, Inc. (a)	42,738	763,728
vTv Therapeutics, Inc. Class A (a)(b)	40,766	53,403
X4 Pharmaceuticals, Inc. (a)	17,333	220,996
Xbiotech, Inc. (a)	33,575	280,351
Xencor, Inc. (a)(b)	77,080	2,873,542
XOMA Corp. (a)	9,437	165,997
Y-mAbs Therapeutics, Inc. (b)	9,415	250,157
Yield10 Bioscience, Inc. (a)	508	399
Zafgen, Inc. (a)	49,102	40,509
ZIOPHARM Oncology, Inc. (a)(b)	234,992	1,172,610
		1,201,459,074
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	2,808,183	239,594,174
Abiomed, Inc. (a)	71,135	13,734,034
Accuray, Inc. (a)	148,167	397,088
Akers Biosciences, Inc. (a)(b)	13,687	6,002
Align Technology, Inc. (a)	116,273	21,290,749
Alphatec Holdings, Inc. (a)(b)	61,985	324,182
Angiodynamics, Inc. (a)	62,653	1,150,936
Antares Pharma, Inc. (a)	229,623	743,979
Apollo Endosurgery, Inc. (a)	75	266
Atossa Genetics, Inc. (a)(b)	25,478	50,701
Atricure, Inc. (a)	59,798	1,637,867
Atrion Corp.	2,472	1,921,115
Avanos Medical, Inc. (a)	75,647	2,509,967
Avedro, Inc.	13,682	320,432
Avinger, Inc. (a)(b)	4,119	4,613
AxoGen, Inc. (a)	55,969	887,109
Axonics Modulation Technologies, Inc. (a)(b)	16,772	558,004
Aytu BioScience, Inc. (a)(b)	10,877	15,119
Baxter International, Inc.	755,716	66,465,222
Becton, Dickinson & Co.	429,799	109,134,562
Bellerophon Therapeutics, Inc. (a)(b)	27,132	15,533
BioLase Technology, Inc. (a)(b)	4,572	4,549
BioLife Solutions, Inc. (a)(b)	17,520	362,489
BioSig Technologies, Inc. (a)(b)	31,851	225,187
Boston Scientific Corp. (a)	2,216,855	94,726,214
Bovie Medical Corp. (a)	42,628	303,085
Cantel Medical Corp.	58,666	5,393,165
Cardiovascular Systems, Inc. (a)	56,533	2,737,893
Cerus Corp. (a)	219,892	1,180,820
Cesca Therapeutics, Inc. (a)	59	189
Chembio Diagnostics, Inc. (a)	1,754	8,858
ConforMis, Inc. (a)(b)	102,932	220,274
CONMED Corp.	41,651	4,197,171
Corindus Vascular Robotics, Inc. (a)	174,339	740,941
Cryolife, Inc. (a)	58,556	1,569,301
CryoPort, Inc. (a)(b)	55,127	1,199,564
Cutera, Inc. (a)	21,227	612,823
CytoSorbents Corp. (a)(b)	36,749	163,901
Danaher Corp.	1,003,020	142,519,112
Dare Bioscience, Inc. (a)	12,654	9,854
Dentsply Sirona, Inc.	369,408	19,264,627
DexCom, Inc. (a)	144,613	24,817,037
Edwards Lifesciences Corp. (a)	332,351	73,728,746
Ekso Bionics Holdings, Inc. (a)(b)	83,113	54,713
electroCore, Inc. (a)(b)	10,371	19,809
Endologix, Inc. (a)(b)	30,133	161,513
ENDRA Life Sciences, Inc. (a)(b)	2,453	4,219
Fonar Corp. (a)	20,588	496,171
Genmark Diagnostics, Inc. (a)	89,108	533,757
Glaukos Corp. (a)(b)	54,640	3,513,898
Globus Medical, Inc. (a)	123,138	6,288,658
Haemonetics Corp. (a)	80,789	10,787,755
Helius Medical Technologies, Inc. (U.S.) (a)(b)	19,506	38,427
Heska Corp. (a)(b)	11,931	837,437
Hill-Rom Holdings, Inc.	104,956	11,301,662
Hologic, Inc. (a)	423,387	20,902,616
ICU Medical, Inc. (a)	26,642	4,309,344
IDEXX Laboratories, Inc. (a)	136,612	39,581,961
Inogen, Inc. (a)	28,690	1,330,355
Inspire Medical Systems, Inc. (a)	19,456	1,352,387
Insulet Corp. (a)	95,132	14,666,500
Integer Holdings Corp. (a)	48,470	3,509,228
Integra LifeSciences Holdings Corp. (a)	114,942	6,898,819
IntriCon Corp. (a)(b)	11,028	191,887
Intuitive Surgical, Inc. (a)	184,021	94,097,298
Invacare Corp.	55,726	269,714
InVivo Therapeutics Holdings Corp. (a)	1,357	828
IRadimed Corp. (a)(b)	7,500	143,850
iRhythm Technologies, Inc. (a)(b)	33,958	2,584,883
Iridex Corp. (a)	3,573	8,933
Kewaunee Scientific Corp.	1,009	16,240
Lantheus Holdings, Inc. (a)	64,088	1,394,555
LeMaitre Vascular, Inc.	28,474	901,487
LivaNova PLC (a)	75,223	5,839,561
Masimo Corp. (a)	77,272	11,841,934
Medtronic PLC	2,145,773	231,507,449
Meridian Bioscience, Inc.	70,760	653,115
Merit Medical Systems, Inc. (a)	89,164	3,101,124
Mesa Laboratories, Inc. (b)	6,023	1,332,468
Microbot Medical, Inc. (a)	5,261	28,252
Misonix, Inc. (a)	12,657	247,824
Myomo, Inc. (a)(b)	8,110	6,366
Natus Medical, Inc. (a)	56,171	1,554,813
Neogen Corp. (a)	81,070	5,717,056
Nevro Corp. (a)	48,664	4,074,637
NuVasive, Inc. (a)	84,057	5,339,301
Nuvectra Corp. (a)	29,902	58,309
Obalon Therapeutics, Inc. (a)(b)	552	1,132
OraSure Technologies, Inc. (a)	111,671	737,029
Orthofix International NV (a)	29,477	1,498,611
OrthoPediatrics Corp. (a)	12,213	393,136
Penumbra, Inc. (a)(b)	49,734	7,238,784
Predictive Oncology, Inc. (a)(b)	14,154	7,788
Pulse Biosciences, Inc. (a)(b)	16,401	196,648
Quanterix Corp. (a)	24,557	646,586
Quidel Corp. (a)	57,460	3,622,853
ResMed, Inc.	227,236	31,653,975
Retractable Technologies, Inc. (a)	3,849	3,075
Rockwell Medical Technologies, Inc. (a)(b)	85,394	218,609
RTI Biologics, Inc. (a)	100,760	320,417
Seaspine Holdings Corp. (a)	19,101	209,920
Second Sight Medical Products, Inc. (a)	34,386	26,818
Senseonics Holdings, Inc. (a)(b)	172,564	176,015
Shockwave Medical, Inc. (a)(b)	10,736	449,302
SI-BONE, Inc.	14,009	272,335
Sientra, Inc. (a)	60,858	415,660
Silk Road Medical, Inc.	12,056	519,493
Sintx Technologies, Inc. (a)	141	212
Staar Surgical Co. (a)(b)	44,173	1,330,049
STERIS PLC	135,977	20,994,849
STRATA Skin Sciences, Inc. (a)	589	1,119
Stryker Corp.	492,981	108,781,187
SurModics, Inc. (a)	21,655	1,019,084
Tactile Systems Technology, Inc. (a)(b)	27,519	1,388,058
Tandem Diabetes Care, Inc. (a)	90,935	6,586,422
Teleflex, Inc.	74,091	26,963,197
The Cooper Companies, Inc.	79,240	24,544,590
TransEnterix, Inc. (a)(b)	304,869	279,169
Utah Medical Products, Inc.	7,587	745,954
Vapotherm, Inc.	5,745	66,642
Varex Imaging Corp. (a)	63,224	1,665,952
Varian Medical Systems, Inc. (a)	144,534	15,310,487
Vermillion, Inc. (a)(b)	9,130	4,645
ViewRay, Inc. (a)(b)	101,764	400,950
Viveve Medical, Inc. (a)(b)	33,354	3,452
West Pharmaceutical Services, Inc.	117,207	17,048,930
Wright Medical Group NV (a)	187,665	3,912,815
Zimmer Biomet Holdings, Inc.	325,466	45,304,867
Zosano Pharma Corp. (a)(b)	16,376	35,045
Zynex, Inc. (b)	28,861	258,017
		1,657,502,445
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,225	7,335
Acadia Healthcare Co., Inc. (a)(b)	138,996	3,677,834
Addus HomeCare Corp. (a)	15,158	1,333,601
Amedisys, Inc. (a)	45,830	5,898,779
American Renal Associates Holdings, Inc. (a)	27,529	170,680
AmerisourceBergen Corp.	248,620	20,453,967
AMN Healthcare Services, Inc. (a)	74,952	4,377,197
Anthem, Inc.	409,737	107,154,420
Apollo Medical Holdings, Inc. (a)	40,076	784,688
BioScrip, Inc. (a)(b)	199,973	699,906
BioTelemetry, Inc. (a)	53,284	2,112,711
Brookdale Senior Living, Inc. (a)	282,203	2,308,421
Caladrius Biosciences, Inc. (a)	6,990	16,217
Capital Senior Living Corp. (a)	39,419	181,722
Cardinal Health, Inc.	474,129	20,449,184
Catasys, Inc. (a)(b)	12,406	174,180
Centene Corp. (a)	660,255	30,781,088
Chemed Corp.	25,169	10,808,324
Cigna Corp.	604,751	93,113,511
Community Health Systems, Inc. (a)(b)	190,513	474,377
Corvel Corp. (a)	13,105	1,103,834
Covetrus, Inc. (a)(b)	151,346	2,011,388
Cross Country Healthcare, Inc. (a)	54,811	561,813
CVS Health Corp.	2,068,636	126,021,305
DaVita HealthCare Partners, Inc. (a)	167,383	9,435,380
Diplomat Pharmacy, Inc. (a)	92,353	536,571
Encompass Health Corp.	155,050	9,425,490
Enzo Biochem, Inc. (a)	58,007	188,523
Five Star Sr Living, Inc. (a)	51,423	25,094
G1 Therapeutics, Inc. (a)	42,212	1,532,296
Genesis HealthCare, Inc. Class A (a)(b)	53,425	57,699
Guardant Health, Inc.	61,637	5,395,087
Hanger, Inc. (a)	63,243	1,194,028
HCA Holdings, Inc.	424,552	51,031,150
HealthEquity, Inc. (a)	109,107	6,476,592
Henry Schein, Inc. (a)(b)	236,366	14,564,873
Humana, Inc.	215,287	60,971,431
Interpace Diagnostics Group, Inc. (a)(b)	57,438	42,504
Laboratory Corp. of America Holdings (a)	156,171	26,168,013
LHC Group, Inc. (a)	45,663	5,411,066
Magellan Health Services, Inc. (a)	39,745	2,504,332
McKesson Corp.	302,701	41,854,467
MEDNAX, Inc. (a)	138,677	2,923,311
Molina Healthcare, Inc. (a)	98,823	12,874,660
National Healthcare Corp.	18,622	1,504,658
National Research Corp. Class A	20,320	1,301,090
Neuronetics, Inc. (a)	9,820	104,779
OptiNose, Inc. (a)(b)	27,875	213,523
Owens & Minor, Inc.	118,304	600,984
Patterson Companies, Inc.	136,066	2,275,024
PetIQ, Inc. Class A (a)(b)	27,153	859,664
Precipio, Inc. (a)(b)	10,327	26,334
Premier, Inc. (a)	84,785	2,989,519
Providence Service Corp. (a)	19,332	1,086,652
Psychemedics Corp.	1,998	15,664
Quest Diagnostics, Inc.	212,584	21,762,224
Quorum Health Corp. (a)(b)	45,225	45,677
R1 RCM, Inc. (a)	162,572	1,895,590
RadNet, Inc. (a)	74,171	1,031,719
Select Medical Holdings Corp. (a)	164,770	2,672,569
Sharps Compliance Corp. (a)	9,305	35,824
Surgery Partners, Inc. (a)(b)	31,940	205,694
Tenet Healthcare Corp. (a)	133,762	2,895,947
The Ensign Group, Inc.	80,927	4,038,257
The Joint Corp. (a)	17,044	285,998
Tivity Health, Inc. (a)(b)	80,497	1,469,875
Triple-S Management Corp.	37,392	767,284
U.S. Physical Therapy, Inc.	19,211	2,565,053
UnitedHealth Group, Inc.	1,518,524	355,334,616
Universal Health Services, Inc. Class B	131,077	18,951,113
Wellcare Health Plans, Inc. (a)	80,475	21,787,802
		1,134,012,182
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	248,823	2,259,313
Castlight Health, Inc. Class B (a)	111,109	156,664
Cerner Corp.	522,115	35,978,945
Computer Programs & Systems, Inc. (b)	20,323	429,831
Evolent Health, Inc. (a)	118,309	812,783
HealthStream, Inc. (a)	44,820	1,132,601
HMS Holdings Corp. (a)	136,688	4,993,213
HTG Molecular Diagnostics (a)(b)	46,879	43,597
iCAD, Inc. (a)	19,537	117,222
Inovalon Holdings, Inc. Class A (a)(b)	120,378	2,036,796
Medidata Solutions, Inc. (a)	98,274	8,999,933
NantHealth, Inc. (a)(b)	41,607	20,154
Nextgen Healthcare, Inc. (a)	77,866	1,106,476
Omnicell, Inc. (a)	66,388	4,766,658
OptimizeRx Corp. (a)	17,864	293,148
Simulations Plus, Inc.	18,083	652,977
Tabula Rasa HealthCare, Inc. (a)(b)	27,765	1,577,052
Teladoc Health, Inc. (a)(b)	112,545	6,514,105
Valeritas Holdings, Inc. (a)(b)	5,086	9,307
Veeva Systems, Inc. Class A (a)	203,115	32,575,584
Vocera Communications, Inc. (a)(b)	48,228	1,106,833
		105,583,192
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	43,227	812,235
Agilent Technologies, Inc.	505,489	35,945,323
Avantor, Inc.	348,337	6,095,898
Bio-Rad Laboratories, Inc. Class A (a)	31,821	10,746,270
Bio-Techne Corp.	59,923	11,479,449
Bruker Corp.	158,512	6,842,963
Cambrex Corp. (a)	54,201	3,248,266
Champions Oncology, Inc. (a)	7,085	38,259
Charles River Laboratories International, Inc. (a)	77,402	10,155,142
ChromaDex, Inc. (a)(b)	41,505	162,285
Codexis, Inc. (a)	79,438	1,114,515
Fluidigm Corp. (a)	84,669	472,453
Harvard Bioscience, Inc. (a)	38,993	96,703
Illumina, Inc. (a)	234,264	65,907,834
IQVIA Holdings, Inc. (a)	251,886	39,080,113
Luminex Corp.	66,155	1,356,178
Medpace Holdings, Inc. (a)	40,888	3,308,248
Mettler-Toledo International, Inc. (a)	39,441	25,904,454
Nanostring Technologies, Inc. (a)	52,023	1,325,546
NeoGenomics, Inc. (a)	160,446	4,007,941
Pacific Biosciences of California, Inc. (a)	220,713	1,224,957
PerkinElmer, Inc.	179,620	14,854,574
PRA Health Sciences, Inc. (a)	92,669	9,159,404
Syneos Health, Inc. (a)	96,906	5,090,472
Thermo Fisher Scientific, Inc.	636,957	182,844,876
Waters Corp. (a)	110,498	23,413,421
		464,687,779
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	112,710	262,614
Acer Therapeutics, Inc. (a)(b)	6,852	18,500
Aclaris Therapeutics, Inc. (a)	73,019	73,749
Adamis Pharmaceuticals Corp. (a)(b)	70,265	65,979
Adial Pharmaceuticals, Inc. (a)(b)	13,283	21,917
Aerie Pharmaceuticals, Inc. (a)	62,954	1,363,584
Agile Therapeutics, Inc. (a)	63,858	70,244
Akcea Therapeutics, Inc. (a)(b)	25,474	536,482
Akorn, Inc. (a)	149,595	432,330
Alimera Sciences, Inc. (a)	16,171	6,873
Allergan PLC	491,078	78,434,978
Amneal Pharmaceuticals, Inc. (a)	128,058	326,548
Amphastar Pharmaceuticals, Inc. (a)	55,674	1,250,438
Ampio Pharmaceuticals, Inc. (a)(b)	148,794	74,010
ANI Pharmaceuticals, Inc. (a)	14,262	934,161
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Aquestive Therapeutics, Inc. (a)(b)	5,499	20,896
Arvinas Holding Co. LLC (a)	13,834	359,822
Assertio Therapeutics, Inc. (a)	100,679	144,978
AstraZeneca PLC rights (a)(c)	7,692	0
Athenex, Inc. (a)(b)	80,389	1,184,130
Avenue Therapeutics, Inc. (a)	6,413	40,402
Axsome Therapeutics, Inc. (a)	32,783	834,327
Biodelivery Sciences International, Inc. (a)	105,604	453,041
BioPharmX Corp. (a)(b)	2,594	934
BioXcel Therapeutics, Inc. (a)	3,109	30,499
Bristol-Myers Squibb Co.	2,605,200	125,231,964
Cara Therapeutics, Inc. (a)(b)	65,259	1,529,671
Cassava Sciences, Inc. (a)(b)	3,619	4,053
Catalent, Inc. (a)	229,752	12,117,120
Cerecor, Inc. (a)	25,197	81,638
Checkpoint Therapeutics, Inc. (a)	48,262	151,060
Chiasma, Inc. (a)	41,340	214,141
Clearside Biomedical, Inc. (a)(b)	43,423	26,271
Collegium Pharmaceutical, Inc. (a)(b)	50,722	587,361
ContraVir Pharmaceuticals, Inc. (a)	196	480
Corcept Therapeutics, Inc. (a)(b)	168,671	2,126,941
CorMedix, Inc. (a)(b)	45,353	348,311
Corteva, Inc.	1,194,914	35,034,878
Cumberland Pharmaceuticals, Inc. (a)	5,250	26,828
Cyclerion Therapeutics, Inc. (a)	25,329	240,879
CymaBay Therapeutics, Inc. (a)	115,870	685,950
Dermira, Inc. (a)	71,374	571,706
Dova Pharmaceuticals, Inc. (a)	25,620	384,044
Durect Corp. (a)	213,826	354,951
Elanco Animal Health, Inc.	591,411	15,388,514
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,376,023	155,449,318
Eloxx Pharmaceuticals, Inc. (a)(b)	35,197	218,221
Endo International PLC (a)	317,724	753,006
Evofem Biosciences, Inc. (a)	37,014	194,694
Evolus, Inc. (a)(b)	14,742	254,152
Eyenovia, Inc. (a)(b)	17,250	55,373
Eyepoint Pharmaceuticals, Inc. (a)(b)	79,394	119,091
Gemphire Therapeutics, Inc. (a)	9,884	5,239
Harrow Health, Inc. (a)	30,837	164,978
Horizon Pharma PLC (a)	295,690	8,169,915
Innoviva, Inc. (a)	108,195	1,253,980
Intersect ENT, Inc. (a)	49,879	817,018
Intra-Cellular Therapies, Inc. (a)(b)	85,021	727,780
Jazz Pharmaceuticals PLC (a)	89,633	11,486,469
Johnson & Johnson	4,232,850	543,328,626
Kala Pharmaceuticals, Inc. (a)	36,685	150,775
KemPharm, Inc. (a)(b)	31,375	29,433
Lannett Co., Inc. (a)(b)	56,274	579,622
Lipocine, Inc. (a)(b)	15,142	44,517
Mallinckrodt PLC (a)(b)	134,925	349,456
Marinus Pharmaceuticals, Inc. (a)(b)	90,878	104,510
Melinta Therapeutics, Inc. (a)(b)	12,641	28,442
Merck & Co., Inc.	4,115,216	355,842,728
Mersana Therapeutics, Inc. (a)	57,405	141,216
Mustang Bio, Inc. (a)	54,042	212,925
Mylan NV (a)	819,396	15,953,640
MyoKardia, Inc. (a)	60,739	3,265,936
Nektar Therapeutics (a)(b)	280,233	4,923,694
Neos Therapeutics, Inc. (a)(b)	64,223	122,666
NGM Biopharmaceuticals, Inc. (b)	21,693	384,617
NovaBay Pharmaceuticals, Inc. (a)	4,679	2,509
Novan, Inc. (a)(b)	20,496	44,066
Novus Therapeutics, Inc. (a)	3,358	2,367
Ocular Therapeutix, Inc. (a)(b)	60,861	261,094
Odonate Therapeutics, Inc. (a)	17,115	527,313
Omeros Corp. (a)(b)	77,025	1,424,192
Onconova Therapeutics, Inc. (a)	6,603	15,847
Otonomy, Inc. (a)	28,082	63,465
Outlook Therapeutics, Inc. (a)(b)	7,452	11,402
Pacira Biosciences, Inc. (a)	63,262	2,355,877
Paratek Pharmaceuticals, Inc. (a)(b)	36,944	138,171
Perrigo Co. PLC	196,048	9,171,125
Pfizer, Inc.	8,838,428	314,206,115
Phibro Animal Health Corp. Class A	35,585	734,830
Plx Pharma PLC/New (a)	213	1,218
Prestige Brands Holdings, Inc. (a)	84,620	2,697,686
Provention Bio, Inc. (a)(b)	29,853	275,842
Pulmatrix, Inc. (a)(b)	14,437	12,791
Reata Pharmaceuticals, Inc. (a)(b)	23,896	1,842,382
resTORbio, Inc. (a)(b)	23,287	224,021
Revance Therapeutics, Inc. (a)(b)	67,896	719,698
Rhythm Pharmaceuticals, Inc. (a)(b)	39,704	894,134
scPharmaceuticals, Inc. (a)(b)	4,161	27,379
SCYNEXIS, Inc. (a)(b)	91,270	100,397
Seelos Therapeutics, Inc. (b)	33,922	45,625
Seelos Therapeutics, Inc. rights (b)(c)	1,387	0
SIGA Technologies, Inc. (a)	90,876	456,198
Spero Therapeutics, Inc. (a)	13,117	130,514
Supernus Pharmaceuticals, Inc. (a)(b)	84,192	2,275,710
Sutro Biopharma, Inc. (a)	1,978	15,962
Teligent, Inc. (a)(b)	103,065	97,396
Tetraphase Pharmaceuticals, Inc. (a)	64,819	16,853
TherapeuticsMD, Inc. (a)(b)	337,297	974,788
Theravance Biopharma, Inc. (a)	73,099	1,610,371
Titan Pharmaceuticals, Inc. (a)	1,380	575
Tricida, Inc. (a)(b)	44,978	1,569,282
Turning Point Therapeutics, Inc.	18,519	1,009,841
Urovant Sciences Ltd. (a)(b)	14,546	128,296
Verrica Pharmaceuticals, Inc. (a)	6,107	60,520
VIVUS, Inc. (a)(b)	15,386	62,313
WAVE Life Sciences (a)(b)	29,518	678,914
Xeris Pharmaceuticals, Inc. (a)	38,032	440,791
Zoetis, Inc. Class A	762,609	96,409,030
Zogenix, Inc. (a)	69,268	2,957,051
Zynerba Pharmaceuticals, Inc. (a)(b)	31,750	339,408
		1,832,213,594

TOTAL HEALTH CARE		6,395,458,266

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
AAR Corp.	54,833	2,355,626
Aerojet Rocketdyne Holdings, Inc. (a)	117,338	6,128,564
AeroVironment, Inc. (a)	34,930	1,799,943
Arconic, Inc.	633,462	16,368,658
Arotech Corp. (a)	23,597	55,925
Astronics Corp. (a)	37,762	1,038,833
Astrotech Corp. (a)	1,277	2,873
Axon Enterprise, Inc. (a)(b)	94,831	5,687,015
BWX Technologies, Inc.	150,979	8,937,957
CPI Aerostructures, Inc. (a)	4,386	35,483
Cubic Corp.	47,842	3,314,015
Curtiss-Wright Corp.	68,334	8,380,482
Ducommun, Inc. (a)	18,027	742,352
General Dynamics Corp.	432,432	82,711,269
Harris Corp.	352,766	74,578,260
HEICO Corp.	94,137	13,618,800
HEICO Corp. Class A	77,998	8,607,859
Hexcel Corp.	135,327	11,387,767
Huntington Ingalls Industries, Inc.	65,947	13,782,923
Innovative Solutions & Support, Inc. (a)	16,046	78,786
Kratos Defense & Security Solutions, Inc. (a)	143,838	2,872,445
Lockheed Martin Corp.	393,723	151,232,942
Mercury Systems, Inc. (a)	87,278	7,473,615
Micronet Enertec Technologies, Inc. (a)	3,018	2,052
Moog, Inc. Class A	52,469	4,263,106
National Presto Industries, Inc. (b)	6,827	585,142
Northrop Grumman Corp.	270,494	99,506,628
Park Aerospace Corp.	28,955	489,340
Parsons Corp.	33,006	1,122,864
Raytheon Co.	443,463	82,182,563
SIFCO Industries, Inc. (a)	653	1,796
Spirit AeroSystems Holdings, Inc. Class A	164,027	13,220,576
Teledyne Technologies, Inc. (a)	57,914	17,871,681
Textron, Inc.	371,044	16,696,980
The Boeing Co.	833,117	303,329,569
TransDigm Group, Inc.	78,068	42,025,566
Triumph Group, Inc.	77,453	1,609,473
United Technologies Corp.	1,290,847	168,119,913
Vectrus, Inc. (a)	18,529	749,683
Wesco Aircraft Holdings, Inc. (a)	116,027	1,276,297
		1,174,245,621
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	96,811	1,955,582
Atlas Air Worldwide Holdings, Inc. (a)	41,806	1,080,685
C.H. Robinson Worldwide, Inc. (b)	216,008	18,250,516
Echo Global Logistics, Inc. (a)	51,039	1,022,822
Expeditors International of Washington, Inc.	271,507	19,304,148
FedEx Corp.	382,650	60,692,117
Forward Air Corp.	47,820	2,979,186
Hub Group, Inc. Class A (a)	51,535	2,219,097
Radiant Logistics, Inc.	57,808	282,103
United Parcel Service, Inc. Class B	1,110,409	131,761,132
XPO Logistics, Inc. (a)(b)	144,783	10,259,323
		249,806,711
Airlines - 0.4%
Alaska Air Group, Inc.	195,367	11,667,317
Allegiant Travel Co.	20,215	2,870,328
American Airlines Group, Inc.	629,891	16,572,432
Delta Air Lines, Inc.	951,465	55,051,765
Hawaiian Holdings, Inc.	77,936	1,902,418
JetBlue Airways Corp. (a)	474,814	8,223,778
Mesa Air Group, Inc.	22,228	143,593
SkyWest, Inc.	79,167	4,533,102
Southwest Airlines Co.	781,136	40,869,036
Spirit Airlines, Inc. (a)	107,280	4,027,291
United Continental Holdings, Inc. (a)	353,729	29,822,892
		175,683,952
Building Products - 0.4%
A.O. Smith Corp.	222,013	10,328,045
AAON, Inc.	67,848	3,254,669
Advanced Drain Systems, Inc. Del	66,879	2,099,332
Allegion PLC	149,141	14,357,804
American Woodmark Corp. (a)	24,836	2,045,741
Apogee Enterprises, Inc.	42,507	1,569,784
Armstrong World Industries, Inc.	75,669	7,224,119
Builders FirstSource, Inc. (a)	183,421	3,567,538
Continental Building Products, Inc. (a)	57,520	1,446,053
COVIA Corp. (a)(b)	50,786	76,179
CSW Industrials, Inc.	24,055	1,640,792
Fortune Brands Home & Security, Inc.	219,453	11,205,270
GCP Applied Technologies, Inc. (a)	115,680	2,030,184
Gibraltar Industries, Inc. (a)	46,465	1,871,146
GMS, Inc. (a)	47,333	1,394,430
Griffon Corp.	60,408	1,054,120
Insteel Industries, Inc.	27,826	520,346
Jeld-Wen Holding, Inc. (a)	108,902	1,879,649
Johnson Controls International PLC	1,272,065	54,304,455
Lennox International, Inc.	55,974	14,205,082
Masco Corp.	465,517	18,960,507
Masonite International Corp. (a)	42,446	2,266,192
NCI Building Systems, Inc. (a)	61,004	286,109
Owens Corning	171,965	9,863,912
Patrick Industries, Inc. (a)	37,118	1,341,445
PGT, Inc. (a)	101,272	1,620,352
Quanex Building Products Corp.	61,865	1,065,315
Resideo Technologies, Inc. (a)	198,968	2,741,779
Simpson Manufacturing Co. Ltd.	65,211	4,186,546
Tecogen, Inc. New (a)	1,668	4,654
Trex Co., Inc. (a)	92,220	7,887,577
Universal Forest Products, Inc.	93,343	3,649,711
		189,948,837
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	108,421	4,039,766
ACCO Brands Corp.	172,174	1,596,053
Acme United Corp.	9,751	197,848
ADS Waste Holdings, Inc. (a)	112,889	3,659,861
Aqua Metals, Inc. (a)(b)	92,895	185,790
ARC Document Solutions, Inc. (a)	49,507	68,815
Brady Corp. Class A	79,184	3,738,277
BrightView Holdings, Inc. (a)	39,816	729,827
Casella Waste Systems, Inc. Class A (a)	66,628	3,031,574
CECO Environmental Corp. (a)	50,178	348,737
Charah Solutions, Inc. (a)	9,272	26,332
Cintas Corp.	134,101	35,375,844
Clean Harbors, Inc. (a)	79,336	5,835,163
Copart, Inc. (a)	320,226	24,141,838
Covanta Holding Corp.	197,483	3,396,708
Deluxe Corp.	71,328	3,286,794
Document Security Systems, Inc. (a)	3,635	1,517
Ennis, Inc.	42,994	864,609
Evoqua Water Technologies Corp. (a)	95,306	1,473,431
Fuel Tech, Inc. (a)	38,090	33,138
Healthcare Services Group, Inc. (b)	118,820	2,679,391
Heritage-Crystal Clean, Inc. (a)	21,482	526,309
Herman Miller, Inc.	93,890	3,969,669
HNI Corp.	70,634	2,203,074
Hudson Technologies, Inc. (a)(b)	55,862	28,154
Industrial Services of America, Inc. (a)	1,188	1,366
Interface, Inc.	103,602	1,144,802
KAR Auction Services, Inc.	205,859	5,467,615
Kimball International, Inc. Class B	62,642	1,099,367
Knoll, Inc.	80,090	1,846,875
LSC Communications, Inc.	55,304	71,895
Matthews International Corp. Class A	52,865	1,549,473
McGrath RentCorp.	37,559	2,404,903
Mobile Mini, Inc.	71,364	2,230,839
MSA Safety, Inc.	57,442	6,067,598
NL Industries, Inc. (a)	6,888	25,417
NRC Group Holdings Corp. (a)	14,871	174,586
Odyssey Marine Exploration, Inc. (a)(b)	14,207	65,352
Performant Financial Corp. (a)	22,764	27,089
Perma-Fix Environmental Services, Inc. (a)	5,088	20,352
PICO Holdings, Inc. (a)	29,708	286,088
Pitney Bowes, Inc. (b)	289,384	1,030,207
Quad/Graphics, Inc. (b)	53,313	479,284
Quest Resource Holding Corp. (a)	2,183	5,785
R.R. Donnelley & Sons Co.	109,503	264,997
Republic Services, Inc.	343,763	30,680,848
Rollins, Inc.	231,979	7,611,231
SP Plus Corp. (a)	37,792	1,304,202
Steelcase, Inc. Class A	141,913	2,203,909
Stericycle, Inc. (a)(b)	134,913	6,056,245
Team, Inc. (a)(b)	51,841	854,340
Tetra Tech, Inc.	85,554	6,940,140
The Brink's Co.	80,225	6,036,931
U.S. Ecology, Inc.	33,031	2,000,688
UniFirst Corp.	24,816	4,861,703
Viad Corp.	33,171	2,143,842
Virco Manufacturing Co.	1,967	8,556
VSE Corp.	14,273	454,452
Waste Management, Inc.	623,703	74,438,953
		271,298,449
Construction & Engineering - 0.2%
AECOM (a)	255,568	9,067,553
Aegion Corp. (a)	53,411	1,054,333
Ameresco, Inc. Class A (a)	28,016	403,430
Arcosa, Inc.	74,660	2,425,703
Argan, Inc.	23,309	962,895
Comfort Systems U.S.A., Inc.	54,607	2,111,107
Construction Partners, Inc. Class A (a)	21,686	357,602
Dycom Industries, Inc. (a)	50,489	2,246,761
EMCOR Group, Inc.	87,858	7,682,304
Fluor Corp.	222,689	3,934,915
Goldfield Corp.	30,196	72,470
Granite Construction, Inc.	75,306	2,141,703
Great Lakes Dredge & Dock Corp. (a)	95,211	1,032,087
HC2 Holdings, Inc. (a)(b)	51,050	102,100
Ies Holdings, Inc. (a)	11,974	225,949
Jacobs Engineering Group, Inc.	182,374	16,205,754
Keane Group, Inc. (a)	68,597	363,564
Limbach Holdings, Inc. (a)	9,721	47,050
MasTec, Inc. (a)	98,775	6,209,984
MYR Group, Inc. (a)	30,946	887,222
Northwest Pipe Co. (a)	14,553	334,719
NV5 Holdings, Inc. (a)	15,445	953,420
Orion Group Holdings, Inc. (a)	68,013	281,574
Primoris Services Corp.	67,250	1,314,065
Quanta Services, Inc.	231,038	7,832,188
Sterling Construction Co., Inc. (a)	42,531	475,922
Tutor Perini Corp. (a)(b)	65,880	658,141
Valmont Industries, Inc.	34,522	4,677,731
Williams Scotsman Corp. (a)	69,586	970,725
		75,032,971
Electrical Equipment - 0.6%
Acuity Brands, Inc.	63,342	7,943,720
Allied Motion Technologies, Inc.	12,882	414,929
American Superconductor Corp. (a)(b)	30,943	237,333
AMETEK, Inc.	362,941	31,187,520
AZZ, Inc.	42,909	1,770,854
Babcock & Wilcox Enterprises, Inc. (a)(b)	25,771	94,837
Broadwind Energy, Inc. (a)	11,689	22,677
Capstone Turbine Corp. (a)(b)	85,468	55,896
Eaton Corp. PLC	673,678	54,379,288
Emerson Electric Co.	978,447	58,305,657
Encore Wire Corp.	36,577	1,974,792
Energous Corp. (a)(b)	27,636	100,595
Energy Focus, Inc. (a)	5,870	2,348
EnerSys	69,900	3,914,400
Espey Manufacturing & Electronics Corp.	1,478	37,113
Fortive Corp.	468,196	33,195,096
FuelCell Energy, Inc. (a)	12,450	4,171
Generac Holdings, Inc. (a)	100,128	7,808,983
GrafTech International Ltd. (b)	102,299	1,247,025
Hubbell, Inc. Class B	85,854	11,258,894
Ideal Power, Inc. (a)(b)	2,794	11,036
LSI Industries, Inc.	30,242	135,182
Ocean Power Technologies, Inc. (a)	40	66
Orion Energy Systems, Inc. (a)	47,217	122,292
Plug Power, Inc. (a)(b)	416,902	904,677
Powell Industries, Inc.	13,592	493,661
Preformed Line Products Co.	4,282	219,453
Regal Beloit Corp.	69,161	4,903,515
Revolution Lighting Technologies, Inc. (a)(b)	9,383	3,003
Rockwell Automation, Inc.	187,580	28,660,348
Sensata Technologies, Inc. PLC (a)	258,509	11,782,840
Sunrun, Inc. (a)	122,359	1,875,763
Sunworks, Inc. (a)	1,333	3,319
Thermon Group Holdings, Inc. (a)	52,494	1,141,745
TPI Composites, Inc. (a)	28,796	507,961
Ultralife Corp. (a)	13,084	112,130
Vicor Corp. (a)	26,832	818,108
Vivint Solar, Inc. (a)	71,421	575,653
		266,226,880
Industrial Conglomerates - 1.2%
3M Co.	917,602	148,394,595
Carlisle Companies, Inc.	89,746	13,009,580
General Electric Co.	13,892,603	114,613,975
Honeywell International, Inc.	1,156,794	190,431,428
ITT, Inc.	136,220	7,753,642
Raven Industries, Inc.	62,680	1,828,376
Roper Technologies, Inc.	165,020	60,522,735
		536,554,331
Machinery - 1.7%
Actuant Corp. Class A	99,919	2,219,201
AGCO Corp.	102,366	7,075,538
Alamo Group, Inc.	16,317	1,863,075
Albany International Corp. Class A	47,202	3,880,948
Allison Transmission Holdings, Inc.	187,292	8,321,384
Altra Industrial Motion Corp.	103,022	2,677,542
Apergy Corp. (a)	125,335	3,256,203
ARC Group Worldwide, Inc. (a)	1,063	181
Astec Industries, Inc.	39,434	1,088,378
Barnes Group, Inc.	77,027	3,454,661
Blue Bird Corp. (a)	22,797	415,817
Briggs & Stratton Corp.	71,179	307,493
Cactus, Inc. (a)	73,133	1,862,698
Caterpillar, Inc.	910,210	108,314,990
Chart Industries, Inc. (a)	56,625	3,558,315
CIRCOR International, Inc. (a)	32,196	1,106,577
Colfax Corp. (a)(b)	150,552	4,095,014
Columbus McKinnon Corp. (NY Shares)	34,116	1,104,335
Commercial Vehicle Group, Inc. (a)	51,340	326,009
Crane Co.	81,494	6,213,103
Cummins, Inc.	230,898	34,466,144
Deere & Co.	505,173	78,256,349
Donaldson Co., Inc.	199,670	9,656,041
Douglas Dynamics, Inc.	38,410	1,604,002
Dover Corp.	230,880	21,642,691
Eastern Co.	4,098	90,402
Energy Recovery, Inc. (a)(b)	54,374	525,797
EnPro Industries, Inc.	33,140	2,063,959
ESCO Technologies, Inc.	39,478	3,005,460
ExOne Co. (a)(b)	16,187	133,057
Federal Signal Corp.	99,303	2,950,292
Flowserve Corp.	208,353	8,892,506
Franklin Electric Co., Inc.	63,921	2,930,778
FreightCar America, Inc. (a)	14,237	59,511
Gardner Denver Holdings, Inc. (a)	203,263	5,829,583
Gates Industrial Corp. PLC (a)	83,507	726,511
Gencor Industries, Inc. (a)	10,558	120,784
Gorman-Rupp Co.	33,677	1,005,932
Graco, Inc.	263,983	12,029,705
Graham Corp.	20,448	376,448
Greenbrier Companies, Inc.	51,155	1,191,400
Harsco Corp. (a)	128,012	2,291,415
Hillenbrand, Inc.	101,756	2,792,185
Hurco Companies, Inc.	9,048	288,722
Hyster-Yale Materials Handling Class A	16,345	891,620
IDEX Corp.	120,453	19,839,814
Illinois Tool Works, Inc.	477,107	71,499,255
Ingersoll-Rand PLC	384,070	46,507,036
Jason Industries, Inc. (a)	9,621	4,856
John Bean Technologies Corp.	51,324	5,251,472
Kadant, Inc.	19,082	1,570,258
Kennametal, Inc.	130,592	3,903,395
L.B. Foster Co. Class A (a)	14,710	292,876
Lincoln Electric Holdings, Inc.	100,341	8,284,153
Lindsay Corp. (b)	18,329	1,617,718
LiqTech International, Inc. (a)(b)	38,051	257,605
Lydall, Inc. (a)	29,571	594,673
Manitex International, Inc. (a)	16,584	93,202
Manitowoc Co., Inc. (a)	56,810	710,125
Meritor, Inc. (a)	133,876	2,251,794
Middleby Corp. (a)	87,616	9,607,971
Milacron Holdings Corp. (a)	106,060	1,681,051
Miller Industries, Inc.	18,382	575,173
Mueller Industries, Inc.	94,259	2,484,667
Mueller Water Products, Inc. Class A	262,893	2,749,861
Navistar International Corp. New (a)	105,699	2,431,077
NN, Inc.	72,665	466,509
Nordson Corp.	81,632	11,098,687
Omega Flex, Inc. (b)	6,969	586,790
Oshkosh Corp.	108,786	7,644,392
PACCAR, Inc.	551,620	36,164,207
Park-Ohio Holdings Corp.	12,814	348,413
Parker Hannifin Corp.	202,265	33,529,469
Pentair PLC	252,171	9,057,982
ProPetro Holding Corp. (a)(b)	115,787	1,233,132
Proto Labs, Inc. (a)	43,625	4,133,033
RBC Bearings, Inc. (a)	40,133	6,402,417
Rexnord Corp. (a)	155,984	4,083,661
Snap-On, Inc. (b)	87,084	12,947,649
Spartan Motors, Inc.	48,365	609,883
SPX Corp. (a)	72,522	2,752,210
SPX Flow, Inc. (a)	70,169	2,365,397
Standex International Corp.	20,291	1,395,006
Stanley Black & Decker, Inc.	240,279	31,923,468
Sun Hydraulics Corp.	49,093	2,100,689
Tennant Co.	29,256	2,000,818
Terex Corp.	98,801	2,453,229
The L.S. Starrett Co. Class A (a)	3,547	19,579
Timken Co.	108,423	4,356,436
Titan International, Inc.	89,152	231,795
Toro Co.	170,245	12,259,342
TriMas Corp. (a)	73,487	2,159,048
Trinity Industries, Inc.	197,483	3,450,028
Twin Disc, Inc. (a)	12,184	123,180
Wabash National Corp.	91,235	1,244,445
WABCO Holdings, Inc. (a)	81,205	10,841,680
Wabtec Corp. (b)	288,480	19,965,701
Watts Water Technologies, Inc. Class A	41,501	3,802,737
Welbilt, Inc. (a)(b)	214,759	3,380,307
Woodward, Inc.	88,948	9,593,042
Xylem, Inc.	283,371	21,709,052
		803,604,201
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	124,403	572,254
Genco Shipping & Trading Ltd. (a)	29,304	280,146
Kirby Corp. (a)	86,740	6,383,197
Matson, Inc.	66,793	2,373,155
		9,608,752
Professional Services - 0.5%
Acacia Research Corp. (a)	62,934	164,258
Asgn, Inc. (a)	80,719	5,042,516
Barrett Business Services, Inc.	12,256	1,067,865
BG Staffing, Inc.	12,688	237,773
CBIZ, Inc. (a)	89,126	1,991,075
CoStar Group, Inc. (a)	58,465	35,948,375
CRA International, Inc.	12,741	495,497
Equifax, Inc.	191,445	28,023,719
Exponent, Inc.	80,771	5,725,856
Forrester Research, Inc.	16,023	558,722
Franklin Covey Co. (a)	18,364	675,612
FTI Consulting, Inc. (a)	59,961	6,484,183
GP Strategies Corp. (a)	27,560	354,973
Heidrick & Struggles International, Inc.	32,404	860,326
Hill International, Inc. (a)	69,126	203,922
Hudson Global, Inc. (a)	1,023	12,675
Huron Consulting Group, Inc. (a)	38,539	2,358,972
ICF International, Inc.	32,737	2,771,514
IHS Markit Ltd. (a)	581,400	38,145,654
InnerWorkings, Inc. (a)	68,515	290,504
Insperity, Inc.	59,836	5,927,354
Kelly Services, Inc. Class A (non-vtg.)	51,699	1,251,633
Kforce, Inc.	39,564	1,287,413
Korn Ferry	83,657	3,269,316
Manpower, Inc.	94,040	7,686,830
Mastech Digital, Inc. (a)	547	3,173
MISTRAS Group, Inc. (a)	28,432	415,107
Navigant Consulting, Inc.	64,837	1,807,007
Nielsen Holdings PLC	566,404	11,758,547
RCM Technologies, Inc. (a)	7,267	24,344
Resources Connection, Inc.	46,596	771,164
Robert Half International, Inc.	187,244	10,011,937
TransUnion Holding Co., Inc.	300,209	25,112,483
TriNet Group, Inc. (a)	69,993	4,698,630
TrueBlue, Inc. (a)	70,782	1,373,879
Verisk Analytics, Inc.	259,695	41,951,130
Volt Information Sciences, Inc. (a)	4,582	14,617
Willdan Group, Inc. (a)	16,020	579,123
		249,357,678
Road & Rail - 1.0%
AMERCO	12,003	4,220,495
ArcBest Corp.	43,863	1,298,783
Avis Budget Group, Inc. (a)	101,039	2,502,736
Covenant Transport Group, Inc. Class A (a)	19,371	278,555
CSX Corp.	1,225,271	82,117,662
Daseke, Inc. (a)	99,831	175,703
Genesee & Wyoming, Inc. Class A (a)	90,086	9,988,736
Heartland Express, Inc.	78,424	1,613,182
Hertz Global Holdings, Inc. (a)(b)	150,301	1,820,145
J.B. Hunt Transport Services, Inc.	137,695	14,876,568
Kansas City Southern	160,235	20,157,563
Knight-Swift Transportation Holdings, Inc. Class A (b)	195,699	6,681,164
Landstar System, Inc.	64,014	7,138,841
Lyft, Inc. (b)	52,924	2,591,688
Marten Transport Ltd.	66,183	1,301,820
Norfolk Southern Corp.	424,494	73,883,181
Old Dominion Freight Lines, Inc.	102,600	16,801,776
P.A.M. Transportation Services, Inc. (a)	2,784	160,609
Patriot Transportation Holding, Inc. (a)	939	17,137
Roadrunner Transportation Systems, Inc. (a)	5,269	50,688
Ryder System, Inc.	83,940	4,043,390
Saia, Inc. (a)	39,729	3,398,419
Schneider National, Inc. Class B	50,921	989,904
U.S. Xpress Enterprises, Inc. (a)	29,647	124,517
U.S.A. Truck, Inc. (a)	12,788	111,000
Uber Technologies, Inc. (b)	324,041	10,554,015
Union Pacific Corp.	1,127,075	182,541,067
Universal Logistics Holdings, Inc.	14,083	295,039
Werner Enterprises, Inc. (b)	63,306	2,068,840
YRC Worldwide, Inc. (a)(b)	53,390	116,390
		451,919,613
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	505	3,212
Air Lease Corp. Class A	163,253	6,781,530
Aircastle Ltd.	86,490	1,889,807
Applied Industrial Technologies, Inc.	63,459	3,388,076
Beacon Roofing Supply, Inc. (a)	110,299	3,516,332
BlueLinx Corp. (a)(b)	15,118	433,735
BMC Stock Holdings, Inc. (a)	101,961	2,592,868
CAI International, Inc. (a)	28,902	612,144
DXP Enterprises, Inc. (a)	25,895	840,293
EVI Industries, Inc. (b)	6,632	197,700
Fastenal Co.	908,671	27,823,506
GATX Corp. (b)	58,929	4,373,710
General Finance Corp. (a)	26,381	218,171
H&E Equipment Services, Inc.	52,496	1,275,128
HD Supply Holdings, Inc. (a)	268,300	10,439,553
Herc Holdings, Inc. (a)	39,054	1,612,149
Houston Wire & Cable Co. (a)	13,194	59,637
Huttig Building Products, Inc. (a)(b)	16,745	37,676
India Globalization Capital, Inc. (a)(b)	60,177	61,982
Kaman Corp.	46,060	2,689,443
Lawson Products, Inc. (a)	15,275	556,774
MRC Global, Inc. (a)	135,592	1,704,391
MSC Industrial Direct Co., Inc. Class A	68,386	4,624,261
Now, Inc. (a)	175,596	2,087,836
Rush Enterprises, Inc. Class A	52,372	1,891,153
SiteOne Landscape Supply, Inc. (a)(b)	64,115	5,013,793
Systemax, Inc.	25,051	502,774
Titan Machinery, Inc. (a)	28,629	431,153
Transcat, Inc. (a)	17,063	396,373
Triton International Ltd.	79,857	2,567,403
United Rentals, Inc. (a)	125,015	14,071,688
Univar, Inc. (a)	207,890	4,022,672
Veritiv Corp. (a)	20,122	333,220
W.W. Grainger, Inc.	71,430	19,546,820
Watsco, Inc.	51,359	8,399,764
WESCO International, Inc. (a)	78,801	3,552,349
Willis Lease Finance Corp. (a)	7,643	472,108
		139,021,184
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	123,354	4,665,248

TOTAL INDUSTRIALS		4,596,974,428

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	46,103	2,906,794
ADTRAN, Inc.	83,512	857,668
Applied Optoelectronics, Inc. (a)(b)	39,570	352,173
Arista Networks, Inc. (a)	84,701	19,194,941
Aviat Networks, Inc. (a)	4,071	57,971
BK Technologies Corp.	6,921	26,992
Blonder Tongue Laboratories, Inc. (a)	2,458	1,647
CalAmp Corp. (a)	57,106	548,218
Calix Networks, Inc. (a)	81,133	487,609
Ciena Corp. (a)	227,273	9,302,284
Cisco Systems, Inc.	6,849,366	320,618,822
Clearfield, Inc. (a)	14,647	156,576
ClearOne, Inc. (a)	24,730	55,395
CommScope Holding Co., Inc. (a)	297,380	3,193,861
Communications Systems, Inc.	3,162	14,324
Comtech Telecommunications Corp.	42,664	1,141,262
Dasan Zhone Solutions, Inc. (a)	14,968	159,709
Digi International, Inc. (a)	44,248	565,489
EchoStar Holding Corp. Class A (a)	74,700	3,156,075
EMCORE Corp. (a)	37,002	105,456
Extreme Networks, Inc. (a)	179,925	1,201,899
F5 Networks, Inc. (a)	94,641	12,183,136
Finisar Corp. (a)	190,903	4,316,317
Harmonic, Inc. (a)	139,555	919,667
Infinera Corp. (a)(b)	262,653	1,399,940
InterDigital, Inc.	51,065	2,510,866
Juniper Networks, Inc.	543,375	12,584,565
KVH Industries, Inc. (a)	17,339	161,253
Lantronix, Inc. (a)	10,696	35,083
Lumentum Holdings, Inc. (a)	122,288	6,818,779
Motorola Solutions, Inc.	263,134	47,603,572
NETGEAR, Inc. (a)	52,077	1,808,113
NetScout Systems, Inc. (a)	103,944	2,302,360
Network-1 Security Solutions, Inc.	15,752	38,435
Optical Cable Corp. (a)	414	1,528
PC-Tel, Inc.	8,800	60,016
Plantronics, Inc.	51,918	1,613,092
Resonant, Inc. (a)(b)	38,903	129,547
Sonus Networks, Inc. (a)	79,685	411,971
Tessco Technologies, Inc.	10,972	162,166
Ubiquiti, Inc. (b)	30,370	3,356,189
ViaSat, Inc. (a)(b)	89,827	7,125,976
Viavi Solutions, Inc. (a)	364,736	5,066,183
Westell Technologies, Inc. Class A (a)	13,931	19,225
		474,733,144
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	203,106	966,785
Akoustis Technologies, Inc. (a)(b)	41,404	303,077
Amphenol Corp. Class A	474,478	41,535,804
Anixter International, Inc. (a)	48,812	2,927,256
Applied DNA Sciences, Inc. (a)	13,912	4,243
Arlo Technologies, Inc.	123,036	386,333
Arrow Electronics, Inc. (a)	135,791	9,396,737
Avnet, Inc.	165,471	6,931,580
AVX Corp.	86,550	1,172,753
Badger Meter, Inc.	47,885	2,469,908
Bel Fuse, Inc. Class B (non-vtg.)	25,154	276,694
Belden, Inc.	62,894	2,868,595
Benchmark Electronics, Inc.	66,122	1,750,911
Cardtronics PLC (a)	62,173	1,841,564
Casa Systems, Inc. (a)	49,526	285,270
CDW Corp.	231,718	26,763,429
ClearSign Combustion Corp. (a)(b)	27,753	37,467
Coda Octopus Group, Inc. (a)	6,107	54,230
Cognex Corp.	273,273	12,319,147
Coherent, Inc. (a)	38,732	5,614,591
Corning, Inc.	1,245,850	34,696,923
CTS Corp.	56,627	1,615,568
CUI Global, Inc. (a)	19,515	10,480
Daktronics, Inc.	58,316	421,625
Dell Technologies, Inc. (a)	237,982	12,263,212
Digital Ally, Inc. (a)(b)	10,900	13,189
Dolby Laboratories, Inc. Class A	101,023	6,218,976
DPW Holdings, Inc. (a)	33	101
eMagin Corp. (a)	3,729	1,529
ePlus, Inc. (a)	23,112	1,888,713
Fabrinet (a)	59,959	3,027,330
FARO Technologies, Inc. (a)	25,127	1,237,253
Fitbit, Inc. (a)(b)	334,812	1,034,569
FLIR Systems, Inc.	214,016	10,544,568
Frequency Electronics, Inc. (a)	1,870	20,252
I. D. Systems Inc. (a)	4,453	24,091
Identiv, Inc. (a)	9,988	48,442
IEC Electronics Corp. (a)	7,965	52,489
II-VI, Inc. (a)(b)	95,699	3,589,669
Insight Enterprises, Inc. (a)	58,163	2,795,314
Intellicheck, Inc. (a)	8,865	42,995
IPG Photonics Corp. (a)	56,556	6,997,674
Iteris, Inc. (a)	74,272	404,040
Itron, Inc. (a)	52,126	3,620,151
Jabil, Inc.	217,494	6,266,002
KEMET Corp.	94,494	1,582,775
KEY Tronic Corp. (a)	4,755	24,251
Keysight Technologies, Inc. (a)	301,683	29,221,015
Kimball Electronics, Inc. (a)	39,012	515,349
Knowles Corp. (a)	143,828	2,916,832
LightPath Technologies, Inc. Class A (a)	276	215
Littelfuse, Inc.	38,156	5,955,007
LRAD Corp. (a)	41,498	152,713
Luna Innovations, Inc. (a)	31,486	200,566
Methode Electronics, Inc. Class A	60,208	1,911,002
MicroVision, Inc. (a)	86,442	52,453
MTS Systems Corp.	28,200	1,603,734
Napco Security Technolgies, Inc. (a)	20,138	694,358
National Instruments Corp.	175,698	7,379,316
Neonode, Inc. (a)(b)	2,434	6,085
Novanta, Inc. (a)	53,502	4,012,650
OSI Systems, Inc. (a)	27,009	2,836,215
Par Technology Corp. (a)(b)	18,066	417,867
PC Connection, Inc.	19,350	681,701
PC Mall, Inc. (a)	13,480	471,800
Perceptron, Inc. (a)	9,648	44,670
Plexus Corp. (a)	46,487	2,659,521
Research Frontiers, Inc. (a)(b)	12,362	55,629
RF Industries Ltd.	7,922	59,811
Richardson Electronics Ltd.	17,387	102,583
Rogers Corp. (a)	30,143	3,991,536
Sanmina Corp. (a)	111,917	3,234,401
ScanSource, Inc. (a)	42,130	1,190,594
SYNNEX Corp.	66,644	5,585,434
TE Connectivity Ltd.	538,197	49,094,330
Tech Data Corp. (a)	56,535	5,242,491
Trimble, Inc. (a)	406,552	15,253,831
TTM Technologies, Inc. (a)(b)	155,325	1,655,765
Vishay Intertechnology, Inc.	215,998	3,419,248
Vishay Precision Group, Inc. (a)	20,510	640,938
Wayside Technology Group, Inc.	904	12,394
Wireless Telecom Group, Inc. (a)	8,214	11,335
Wrap Technologies, Inc. (a)(b)	15,805	65,591
Zebra Technologies Corp. Class A (a)	86,656	17,767,080
		385,464,615
IT Services - 5.4%
3PEA International, Inc. (a)(b)	45,218	600,947
Accenture PLC Class A	1,014,576	201,058,526
Akamai Technologies, Inc. (a)	260,811	23,246,084
Alithya Group, Inc. (a)	3,427	9,527
Alliance Data Systems Corp.	63,027	7,749,170
Automatic Data Processing, Inc.	693,250	117,741,580
Booz Allen Hamilton Holding Corp. Class A	221,154	16,699,339
Brightcove, Inc. (a)	50,369	621,050
Broadridge Financial Solutions, Inc.	186,138	24,093,703
CACI International, Inc. Class A (a)	38,934	8,654,639
Carbonite, Inc. (a)	53,831	648,664
Cass Information Systems, Inc.	21,214	1,073,428
Cognizant Technology Solutions Corp. Class A	907,919	55,737,147
Computer Task Group, Inc. (a)	8,542	43,223
Conduent, Inc. (a)	292,347	1,903,179
CoreLogic, Inc. (a)	130,157	6,299,599
CSG Systems International, Inc.	49,523	2,668,299
CSP, Inc.	2,711	37,005
DXC Technology Co.	427,538	14,202,812
Elastic NV (b)	11,563	1,016,272
Endurance International Group Holdings, Inc. (a)	127,281	641,496
EPAM Systems, Inc. (a)	82,609	15,805,580
Euronet Worldwide, Inc. (a)	81,975	12,553,652
EVERTEC, Inc.	97,542	3,400,314
EVO Payments, Inc. Class A (a)	50,989	1,513,354
Exela Technologies, Inc. (a)	59,836	68,811
ExlService Holdings, Inc. (a)	57,126	3,867,430
Fastly, Inc. Class A (b)	22,318	705,249
Fidelity National Information Services, Inc.	976,477	133,015,697
Fiserv, Inc. (a)	908,204	97,123,336
FleetCor Technologies, Inc. (a)	137,055	40,897,212
Gartner, Inc. (a)	145,028	19,385,893
Genpact Ltd.	240,618	9,855,713
Global Payments, Inc.	251,439	41,733,845
GoDaddy, Inc. (a)	279,383	17,696,119
GreenSky, Inc. Class A (a)(b)	76,824	522,403
GTT Communications, Inc. (a)(b)	53,193	505,865
Hackett Group, Inc.	44,825	723,027
i3 Verticals, Inc. Class A (a)	24,545	555,208
IBM Corp.	1,411,575	191,310,760
Information Services Group, Inc. (a)	13,202	35,117
Innodata, Inc. (a)	10,275	13,152
Internap Network Services Corp. (a)(b)	28,445	62,579
Jack Henry & Associates, Inc.	123,054	17,837,908
KBR, Inc.	218,883	5,585,894
Leidos Holdings, Inc.	228,973	20,003,081
Limelight Networks, Inc. (a)	186,412	452,981
Liveramp Holdings, Inc. (a)	110,210	4,668,496
ManTech International Corp. Class A	40,179	2,823,780
Marathon Patent Group, Inc. (a)	406	678
MasterCard, Inc. Class A	1,435,093	403,792,117
Maximus, Inc.	100,209	7,710,080
ModusLink Global Solutions, Inc. (a)	22,758	39,827
MoneyGram International, Inc. (a)(b)	49,094	210,122
MongoDB, Inc. Class A (a)(b)	52,258	7,959,416
NIC, Inc.	113,899	2,371,377
Okta, Inc. (a)	166,075	21,008,488
Paychex, Inc.	507,566	41,468,142
PayPal Holdings, Inc. (a)	1,871,581	204,095,908
Perficient, Inc. (a)	56,537	2,082,823
Perspecta, Inc.	226,591	5,880,036
PFSweb, Inc. (a)	19,124	40,734
Presidio, Inc.	84,495	1,353,610
PRG-Schultz International, Inc. (a)	26,821	144,565
Sabre Corp.	431,890	10,209,880
Science Applications International Corp.	79,265	6,976,113
ServiceSource International, Inc. (a)	85,337	78,510
Square, Inc. (a)	502,313	31,063,036
StarTek, Inc. (a)	19,885	123,884
Switch, Inc. Class A	88,429	1,450,236
Sykes Enterprises, Inc. (a)	68,908	1,998,332
The Western Union Co.	683,542	15,119,949
Total System Services, Inc.	258,503	34,696,273
Ttec Holdings, Inc.	24,314	1,140,570
Twilio, Inc. Class A (a)(b)	187,899	24,515,183
U.S.A. Technologies, Inc. (a)(b)	94,755	779,834
Unisys Corp. (a)	80,377	525,666
VeriSign, Inc. (a)	166,266	33,893,324
Verra Mobility Corp. (a)(b)	176,591	2,458,147
Virtusa Corp. (a)	40,538	1,465,043
Visa, Inc. Class A	2,773,020	501,417,476
WEX, Inc. (a)	68,229	13,956,242
WidePoint Corp. (a)	52,553	18,262
		2,507,512,028
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research, Inc. (a)	11,708	167,424
Adesto Technologies Corp. (a)	44,285	451,707
Advanced Energy Industries, Inc. (a)	61,873	3,195,122
Advanced Micro Devices, Inc. (a)	1,413,261	44,447,058
AEHR Test Systems (a)	13,885	18,606
Alpha & Omega Semiconductor Ltd. (a)	29,251	344,577
Amkor Technology, Inc. (a)	194,040	1,697,850
Amtech Systems, Inc. (a)	10,062	51,014
Analog Devices, Inc.	587,751	64,552,692
Applied Materials, Inc.	1,491,793	71,635,900
Aquantia Corp. (a)	49,733	655,481
Atomera, Inc. (a)	3,745	15,280
Axcelis Technologies, Inc. (a)	49,981	765,209
AXT, Inc. (a)	72,533	245,887
Broadcom, Inc.	630,355	178,163,537
Brooks Automation, Inc. (b)	113,378	3,778,889
Cabot Microelectronics Corp.	46,144	5,751,850
Ceva, Inc. (a)	36,166	1,135,974
Cirrus Logic, Inc. (a)	90,158	4,836,075
Cohu, Inc.	68,330	814,494
Cree, Inc. (a)(b)	165,691	7,113,115
CVD Equipment Corp. (a)	17,821	65,938
CyberOptics Corp. (a)	8,303	113,585
Cypress Semiconductor Corp.	583,454	13,425,277
Diodes, Inc. (a)	65,784	2,404,405
DSP Group, Inc. (a)	36,173	500,634
Enphase Energy, Inc. (a)	125,229	3,715,544
Entegris, Inc.	213,055	9,125,146
First Solar, Inc. (a)	121,847	7,563,043
FormFactor, Inc. (a)	116,172	1,985,379
GSI Technology, Inc. (a)	20,516	172,334
Ichor Holdings Ltd. (a)	37,560	798,526
Impinj, Inc. (a)(b)	24,946	907,535
Inphi Corp. (a)	70,519	4,315,058
Intel Corp.	7,149,643	338,964,575
Intermolecular, Inc. (a)	5,116	6,062
Intest Corp. (a)	2,860	12,012
KLA-Tencor Corp.	257,841	38,134,684
Kopin Corp. (a)	83,051	77,005
Kulicke & Soffa Industries, Inc.	113,368	2,361,455
Lam Research Corp.	238,269	50,158,007
Lattice Semiconductor Corp. (a)	210,246	4,139,744
MACOM Technology Solutions Holdings, Inc. (a)(b)	71,987	1,413,825
Marvell Technology Group Ltd.	946,898	22,697,145
Maxim Integrated Products, Inc.	435,664	23,761,115
MaxLinear, Inc. Class A (a)	102,024	2,022,116
Microchip Technology, Inc. (b)	380,314	32,832,508
Micron Technology, Inc. (a)	1,762,966	79,809,471
MKS Instruments, Inc.	86,548	6,775,843
Monolithic Power Systems, Inc.	64,662	9,735,511
MoSys, Inc. (a)(b)	221	588
Nanometrics, Inc. (a)	39,841	1,087,261
NeoPhotonics Corp. (a)	55,301	346,184
NVE Corp.	7,223	463,717
NVIDIA Corp.	969,653	162,426,574
ON Semiconductor Corp. (a)	652,378	11,612,328
PDF Solutions, Inc. (a)	46,213	541,154
Photronics, Inc. (a)	114,911	1,241,039
Pixelworks, Inc. (a)	49,639	156,363
Power Integrations, Inc.	44,872	3,994,505
Qorvo, Inc. (a)	189,331	13,523,913
Qualcomm, Inc.	1,935,635	150,534,334
QuickLogic Corp. (a)(b)	104,299	39,894
Rambus, Inc. (a)	181,282	2,273,276
Rubicon Technology, Inc. (a)	1,837	16,809
Rudolph Technologies, Inc. (a)	51,097	1,123,623
Semtech Corp. (a)	104,592	4,389,726
Silicon Laboratories, Inc. (a)	71,890	7,836,010
Skyworks Solutions, Inc.	275,035	20,701,884
SMART Global Holdings, Inc. (a)	20,576	584,564
SolarEdge Technologies, Inc. (a)	71,420	5,850,726
SunPower Corp. (a)	96,741	1,211,197
Synaptics, Inc. (a)	53,523	1,713,806
Teradyne, Inc.	271,223	14,366,682
Texas Instruments, Inc.	1,492,654	184,715,933
Ultra Clean Holdings, Inc. (a)	68,290	815,383
Universal Display Corp. (b)	67,965	13,964,769
Veeco Instruments, Inc. (a)	79,160	733,022
Versum Materials, Inc.	173,027	8,997,404
Xilinx, Inc.	404,170	42,057,930
Xperi Corp.	78,428	1,436,801
		1,706,588,622
Software - 7.1%
2U, Inc. (a)(b)	92,211	1,648,733
8x8, Inc. (a)(b)	153,292	3,726,529
A10 Networks, Inc. (a)	100,462	697,206
ACI Worldwide, Inc. (a)	172,935	5,150,004
Adobe, Inc. (a)	777,533	221,215,914
Agilysys, Inc. (a)	27,980	762,455
Alarm.com Holdings, Inc. (a)	56,128	2,671,693
Altair Engineering, Inc. Class A (a)(b)	44,758	1,537,885
Alteryx, Inc. Class A (a)	74,291	10,582,753
American Software, Inc. Class A	40,460	637,650
Anaplan, Inc.	27,757	1,508,038
ANSYS, Inc. (a)	135,013	27,888,285
AppFolio, Inc. (a)(b)	17,246	1,703,387
Appian Corp. Class A (a)(b)	49,638	2,951,972
Aspen Technology, Inc. (a)	109,125	14,535,450
Asure Software, Inc. (a)(b)	15,967	102,827
AudioEye, Inc. (a)(b)	4,475	18,124
Autodesk, Inc. (a)	349,121	49,861,461
Avalara, Inc. (a)	70,575	5,952,296
Avaya Holdings Corp. (a)	169,966	2,399,920
Benefitfocus, Inc. (a)(b)	40,524	1,058,487
Black Knight, Inc. (a)	231,033	14,381,804
Blackbaud, Inc.	77,122	7,015,788
BlackLine, Inc. (a)	72,215	3,677,910
Bottomline Technologies, Inc. (a)	62,350	2,571,314
Box, Inc. Class A (a)	230,212	3,368,002
BroadVision, Inc. (a)	359	499
BSQUARE Corp. (a)	8,201	10,661
Cadence Design Systems, Inc. (a)	450,682	30,862,703
Carbon Black, Inc. (a)	74,356	1,940,692
Cardlytics, Inc. (a)(b)	20,062	753,729
CDK Global, Inc.	194,909	8,412,272
Ceridian HCM Holding, Inc. (a)(b)	125,574	7,254,410
ChannelAdvisor Corp. (a)	45,311	389,675
Cision Ltd. (a)	128,166	886,909
Citrix Systems, Inc.	198,445	18,451,416
Cloudera, Inc. (a)(b)	357,556	2,552,950
CommVault Systems, Inc. (a)	59,284	2,571,147
Cornerstone OnDemand, Inc. (a)	86,050	4,489,229
Coupa Software, Inc. (a)	86,842	12,064,959
Digimarc Corp. (a)(b)	18,746	741,217
Digital Turbine, Inc. (a)	104,395	794,446
DocuSign, Inc. (a)(b)	36,069	1,684,062
Domo, Inc. Class B (a)(b)	16,428	407,907
Dropbox, Inc. Class A (a)	310,310	5,554,549
Ebix, Inc. (b)	35,968	1,273,987
eGain Communications Corp. (a)	26,974	193,673
Envestnet, Inc. (a)	78,200	4,473,822
Everbridge, Inc. (a)	46,342	3,994,680
Evolving Systems, Inc. (a)	3,647	2,918
Fair Isaac Corp. (a)	45,889	16,185,968
Finjan Holdings, Inc. (a)	15,161	26,532
FireEye, Inc. (a)	327,149	4,393,611
Five9, Inc. (a)	94,085	5,947,113
Forescout Technologies, Inc. (a)	57,793	2,070,723
Fortinet, Inc. (a)	231,392	18,321,619
Globalscape, Inc.	16,262	195,307
GSE Systems, Inc. (a)	285	510
Guidewire Software, Inc. (a)	128,381	12,347,685
HubSpot, Inc. (a)	61,580	12,296,294
HyreCar, Inc. (a)(b)	8,010	23,469
Innovate Biopharmaceuticals, Inc. (a)(b)	19,297	16,595
Inseego Corp. (a)(b)	98,929	439,245
Instructure, Inc. (a)	52,488	2,170,904
Intelligent Systems Corp. (a)(b)	8,853	468,235
Intuit, Inc.	413,309	119,181,783
Inuvo, Inc. (a)	7,070	1,702
j2 Global, Inc.	77,467	6,553,708
LivePerson, Inc. (a)(b)	97,433	3,871,987
LogMeIn, Inc.	79,593	5,319,996
Manhattan Associates, Inc. (a)	102,396	8,460,981
Marin Software, Inc. (a)	1,045	2,592
Microsoft Corp.	12,210,080	1,683,281,590
MicroStrategy, Inc. Class A (a)	12,031	1,723,922
Mitek Systems, Inc. (a)	59,217	600,460
MobileIron, Inc. (a)	103,488	714,067
Model N, Inc. (a)	47,406	1,357,234
Monotype Imaging Holdings, Inc.	72,368	1,429,268
NetSol Technologies, Inc. (a)	12,231	61,522
New Relic, Inc. (a)	73,486	4,213,687
Nuance Communications, Inc. (a)	455,309	7,653,744
Nutanix, Inc. Class A (a)	231,965	5,620,512
NXT-ID, Inc. (a)	24,411	10,048
Onespan, Inc. (a)	51,431	694,319
Oracle Corp.	3,863,694	201,143,910
Pagerduty, Inc. (b)	16,718	656,516
Palo Alto Networks, Inc. (a)	152,583	31,068,950
Parametric Technology Corp. (a)	164,809	10,790,045
Park City Group, Inc. (a)(b)	14,445	88,115
Paycom Software, Inc. (a)	78,498	19,633,920
Paylocity Holding Corp. (a)	49,008	5,352,654
Pegasystems, Inc.	59,604	4,181,221
Pivotal Software, Inc. (a)	124,092	1,850,212
Pluralsight, Inc. (a)	88,823	1,430,050
Progress Software Corp.	73,999	2,795,682
Proofpoint, Inc. (a)	87,874	9,983,365
PROS Holdings, Inc. (a)	59,996	4,260,916
Q2 Holdings, Inc. (a)	72,786	6,547,101
QAD, Inc.:
Class A	16,938	686,328
Class B	3,152	92,669
Qualys, Inc. (a)	51,945	4,135,861
Qumu Corp. (a)	4,413	13,945
Rapid7, Inc. (a)	67,098	3,602,492
RealNetworks, Inc. (a)	21,027	33,853
RealPage, Inc. (a)(b)	122,980	7,830,137
Red Violet, Inc. (a)	7,243	98,143
RingCentral, Inc. (a)	111,637	15,755,330
Riot Blockchain, Inc. (a)(b)	18,024	33,164
RumbleON, Inc. Class B (a)(b)	15,662	56,540
SailPoint Technologies Holding, Inc. (a)	105,483	2,376,532
Salesforce.com, Inc. (a)	1,360,981	212,408,305
Sciplay Corp. (A Shares)	41,499	394,655
SeaChange International, Inc. (a)	27,039	62,730
SecureWorks Corp. (a)(b)	19,335	233,373
ServiceNow, Inc. (a)	294,136	77,016,570
SharpSpring, Inc. (a)	7,917	91,837
ShotSpotter, Inc. (a)(b)	12,351	336,318
SITO Mobile Ltd. (a)(b)	13,186	10,549
Smartsheet, Inc. (a)	137,167	6,666,316
Smith Micro Software, Inc. (a)	37,579	232,238
Splunk, Inc. (a)	238,353	26,652,632
SPS Commerce, Inc. (a)	57,272	2,894,527
SS&C Technologies Holdings, Inc.	345,134	16,086,696
Support.com, Inc. (a)	28,764	46,885
SurveyMonkey	29,727	497,630
Symantec Corp.	986,920	22,945,890
Synacor, Inc. (a)	14,696	21,456
Synchronoss Technologies, Inc. (a)(b)	73,700	586,652
Synopsys, Inc. (a)	237,746	33,714,760
Telaria, Inc. (a)	43,449	433,621
TeleNav, Inc. (a)	59,896	678,023
Tenable Holdings, Inc. (a)	20,284	462,475
Teradata Corp. (a)	187,314	5,782,383
The Trade Desk, Inc. (a)(b)	58,468	14,369,680
TiVo Corp.	204,796	1,542,114
Tyler Technologies, Inc. (a)	61,242	15,711,023
Upland Software, Inc. (a)	35,201	1,337,638
Upwork, Inc. (b)	100,109	1,447,576
Varonis Systems, Inc. (a)	48,431	3,308,806
Verint Systems, Inc. (a)	102,992	5,488,444
Veritone, Inc. (a)(b)	14,842	67,383
VirnetX Holding Corp. (a)(b)	96,788	509,105
VMware, Inc. Class A	122,055	17,263,459
Workday, Inc. Class A (a)	257,700	45,685,056
Workiva, Inc. (a)	56,894	2,737,170
Yext, Inc. (a)	136,443	2,151,706
Zendesk, Inc. (a)	174,192	13,970,198
Zix Corp. (a)	92,603	680,632
Zoom Video Communications, Inc. Class A (b)	37,264	3,415,991
Zscaler, Inc. (a)	22,914	1,575,108
Zuora, Inc. (a)	23,644	355,842
		3,297,416,434
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp. (a)(b)	197,625	1,383,375
Apple, Inc.	6,965,641	1,454,007,902
Astro-Med, Inc.	9,249	151,961
Avid Technology, Inc. (a)	52,931	394,865
Boxlight Corp. (a)(b)	8,512	19,152
CPI Card Group (a)(b)	3,268	9,412
Cray, Inc. (a)	62,427	2,180,575
Diebold Nixdorf, Inc. (a)	127,391	1,428,053
Eastman Kodak Co. (a)	52,507	126,542
Everspin Technologies, Inc. (a)(b)	12,144	82,093
Hewlett Packard Enterprise Co.	2,135,671	29,514,973
HP, Inc.	2,392,883	43,765,830
Immersion Corp. (a)	51,575	423,431
Intevac, Inc. (a)	21,341	103,931
NCR Corp. (a)	186,119	5,864,610
NetApp, Inc.	394,052	18,938,139
Pure Storage, Inc. Class A (a)	289,131	4,707,053
Seagate Technology LLC	404,710	20,320,489
Transact Technologies, Inc.	2,502	29,674
Western Digital Corp.	470,136	26,924,689
Xerox Holdings Corp.	310,502	9,001,453
		1,619,378,202

TOTAL INFORMATION TECHNOLOGY		9,991,093,045

MATERIALS - 2.8%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	54,023	23,392
Advanced Emissions Solutions, Inc. (b)	39,462	498,010
AdvanSix, Inc. (a)	48,726	1,088,539
AgroFresh Solutions, Inc. (a)	32,597	52,807
Air Products & Chemicals, Inc.	350,459	79,175,697
Albemarle Corp. U.S. (b)	165,852	10,238,044
American Vanguard Corp.	41,025	581,324
Amyris, Inc. (a)(b)	74,605	282,007
Ashland Global Holdings, Inc.	98,754	7,232,743
Axalta Coating Systems Ltd. (a)	331,061	9,561,042
Balchem Corp.	50,345	4,470,133
Cabot Corp.	99,226	3,969,040
Celanese Corp. Class A	199,653	22,634,661
CF Industries Holdings, Inc.	348,952	16,815,997
Chase Corp.	12,615	1,264,275
Core Molding Technologies, Inc. (a)	7,964	47,784
Dow, Inc.	1,191,648	50,799,954
DowDuPont, Inc.	1,193,591	81,080,637
Eastman Chemical Co.	225,435	14,736,686
Ecolab, Inc.	403,617	83,270,223
Element Solutions, Inc. (a)	382,383	3,567,633
Ferro Corp. (a)	133,923	1,364,675
Flotek Industries, Inc. (a)	96,289	201,244
FMC Corp.	208,518	18,001,359
FutureFuel Corp.	48,520	523,046
H.B. Fuller Co.	82,693	3,523,549
Hawkins, Inc.	15,131	671,060
Huntsman Corp.	327,568	6,525,155
Ingevity Corp. (a)	67,010	5,104,152
Innophos Holdings, Inc.	34,380	965,734
Innospec, Inc.	38,071	3,166,746
International Flavors & Fragrances, Inc. (b)	161,565	17,731,759
Intrepid Potash, Inc. (a)	168,663	500,929
Koppers Holdings, Inc. (a)	36,882	977,742
Kraton Performance Polymers, Inc. (a)	52,932	1,452,454
Kronos Worldwide, Inc. (b)	41,728	456,922
Linde PLC	864,256	163,266,601
Loop Industries, Inc. (a)(b)	30,875	436,881
LSB Industries, Inc. (a)	21,044	98,275
LyondellBasell Industries NV Class A	435,670	33,712,145
Marrone Bio Innovations, Inc. (a)	24,309	33,303
Minerals Technologies, Inc.	52,757	2,542,887
NewMarket Corp.	13,857	6,578,611
Olin Corp.	263,480	4,473,890
OMNOVA Solutions, Inc. (a)	78,692	790,855
PolyOne Corp.	125,351	4,012,486
PPG Industries, Inc.	374,471	41,487,642
PQ Group Holdings, Inc. (a)	83,336	1,190,871
Quaker Chemical Corp.	20,073	3,188,797
Rayonier Advanced Materials, Inc.	76,985	270,217
RPM International, Inc.	208,960	14,140,323
Sensient Technologies Corp.	67,669	4,420,139
Sherwin-Williams Co.	129,413	68,168,298
Stepan Co.	30,666	2,925,230
Taronis Technologies, Inc. (a)	3,168	6,019
The Chemours Co. LLC	262,741	3,723,040
The Mosaic Co.	564,936	10,389,173
The Scotts Miracle-Gro Co. Class A	62,973	6,695,289
Trecora Resources (a)	23,917	216,449
Tredegar Corp.	48,928	845,965
Trinseo SA	59,773	2,097,435
Tronox Holdings PLC (b)	148,921	1,106,483
Valhi, Inc.	53,137	103,617
Valvoline, Inc.	303,257	6,853,608
Venator Materials PLC (a)	79,617	177,546
W.R. Grace & Co.	105,762	7,161,145
Westlake Chemical Corp.	56,996	3,339,396
		847,009,770
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	51,942	229,584
Eagle Materials, Inc.	70,654	5,948,360
Forterra, Inc. (a)(b)	24,142	144,369
Foundation Building Materials, Inc. (a)	28,089	481,165
Martin Marietta Materials, Inc.	100,083	25,398,063
nVent Electric PLC	255,181	5,169,967
Summit Materials, Inc. (a)	178,235	3,739,370
Tecnoglass, Inc.	27,302	195,755
U.S. Concrete, Inc. (a)(b)	22,728	920,939
United States Lime & Minerals, Inc.	2,947	227,420
Vulcan Materials Co.	211,535	29,879,319
		72,334,311
Containers & Packaging - 0.4%
Amcor PLC	2,591,670	25,450,199
Aptargroup, Inc.	101,304	12,381,375
Avery Dennison Corp.	136,845	15,815,177
Ball Corp.	534,546	42,982,844
Berry Global Group, Inc. (a)	210,176	8,226,289
Crown Holdings, Inc. (a)	215,531	14,190,561
Graphic Packaging Holding Co.	465,776	6,432,367
Greif, Inc.:
Class A	43,710	1,538,155
Class B	5,330	221,781
International Paper Co.	631,359	24,686,137
Myers Industries, Inc.	61,711	1,038,596
Owens-Illinois, Inc.	238,991	2,430,538
Packaging Corp. of America	149,901	15,077,043
Sealed Air Corp.	246,733	9,824,908
Silgan Holdings, Inc.	121,774	3,623,994
Sonoco Products Co.	158,923	9,090,396
UFP Technologies, Inc. (a)	11,414	476,877
WestRock Co.	407,535	13,929,546
		207,416,783
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	518,257	1,119,435
Alcoa Corp. (a)	297,943	5,342,118
Allegheny Technologies, Inc. (a)(b)	196,221	3,889,100
Ampco-Pittsburgh Corp. (a)	7,638	27,420
Atkore International Group, Inc. (a)	76,894	2,230,695
Carpenter Technology Corp.	75,106	3,653,156
Century Aluminum Co. (a)	80,644	444,348
Cleveland-Cliffs, Inc. (b)	445,427	3,536,690
Coeur d'Alene Mines Corp. (a)	352,472	1,928,022
Commercial Metals Co.	190,879	2,991,074
Compass Minerals International, Inc.	53,688	2,669,904
Comstock Mining, Inc. (a)(b)	8,320	884
Freeport-McMoRan, Inc.	2,322,685	21,345,475
Friedman Industries	1,468	9,322
General Moly, Inc. (a)	44,382	8,388
Gold Resource Corp.	121,856	415,529
Golden Minerals Co. (a)(b)	52,084	14,182
Haynes International, Inc.	19,418	580,016
Hecla Mining Co.	767,994	1,367,029
Kaiser Aluminum Corp.	25,858	2,286,623
Livent Corp.	241,116	1,482,863
Materion Corp.	32,602	1,918,302
Mayville Engineering Co., Inc.	17,150	226,723
McEwen Mining, Inc. (b)	452,631	918,841
Newmont Goldcorp Corp.	1,306,569	52,119,037
Nucor Corp.	481,413	23,579,609
Olympic Steel, Inc.	11,797	126,818
Paramount Gold Nevada Corp. (a)(b)	5,837	5,020
Reliance Steel & Aluminum Co.	107,010	10,404,582
Royal Gold, Inc.	104,264	13,906,732
Ryerson Holding Corp. (a)	25,842	177,535
Schnitzer Steel Industries, Inc. Class A	44,637	988,263
Solitario Exploration & Royalty Corp. (a)	13,286	3,853
Steel Dynamics, Inc.	348,899	9,420,273
SunCoke Energy, Inc.	136,938	854,493
Synalloy Corp.	10,769	172,735
TimkenSteel Corp. (a)	65,970	344,363
U.S. Antimony Corp. (a)	18,308	12,175
United States Steel Corp. (b)	262,162	2,902,133
Universal Stainless & Alloy Products, Inc. (a)	12,253	192,740
Warrior Metropolitan Coal, Inc.	68,166	1,424,669
Worthington Industries, Inc.	66,037	2,291,484
		177,332,653
Paper & Forest Products - 0.0%
Boise Cascade Co.	65,215	2,047,751
Clearwater Paper Corp. (a)	26,272	420,877
Domtar Corp.	96,893	3,192,624
Louisiana-Pacific Corp.	197,314	4,743,429
Mercer International, Inc. (SBI)	72,538	873,358
Neenah, Inc.	28,506	1,818,113
P.H. Glatfelter Co.	70,672	1,016,263
Resolute Forest Products	144,164	617,022
Schweitzer-Mauduit International, Inc.	47,633	1,597,611
Verso Corp. (a)	54,566	557,119
		16,884,167

TOTAL MATERIALS		1,320,977,684

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust (SBI)	133,811	3,659,731
Agree Realty Corp. (b)	67,308	5,027,235
Alexander & Baldwin, Inc.	114,699	2,625,460
Alexanders, Inc.	6,709	2,533,117
Alexandria Real Estate Equities, Inc.	180,909	27,107,405
American Assets Trust, Inc.	77,334	3,623,871
American Campus Communities, Inc.	221,834	10,310,844
American Finance Trust, Inc. (b)	90,640	1,084,961
American Homes 4 Rent Class A	412,083	10,541,083
American Tower Corp.	703,290	161,890,325
Americold Realty Trust	305,031	11,109,229
Apartment Investment & Management Co. Class A	235,205	11,995,455
Apple Hospitality (REIT), Inc.	323,450	5,152,559
Armada Hoffler Properties, Inc.	82,041	1,422,591
Ashford Hospitality Trust, Inc.	159,205	445,774
AvalonBay Communities, Inc.	221,686	47,121,576
Bluerock Residential Growth (REIT), Inc.	56,053	693,376
Boston Properties, Inc.	246,462	31,650,650
Braemar Hotels & Resorts, Inc.	46,703	428,267
Brandywine Realty Trust (SBI)	277,526	3,982,498
Brixmor Property Group, Inc.	462,615	8,525,994
BRT Realty Trust	128,949	1,867,182
Camden Property Trust (SBI)	154,550	16,730,038
CareTrust (REIT), Inc.	141,741	3,372,018
CatchMark Timber Trust, Inc.	73,850	731,854
CBL & Associates Properties, Inc.	297,920	271,107
Cedar Realty Trust, Inc.	141,902	336,308
Chatham Lodging Trust	74,860	1,241,927
Chesapeake Lodging Trust	93,920	2,418,440
CIM Commercial Trust Corp.	4,442	88,840
City Office REIT, Inc.	66,953	906,544
Clipper Realty, Inc.	13,690	149,769
Colony Capital, Inc.	787,385	3,543,233
Columbia Property Trust, Inc.	194,850	4,167,842
Community Healthcare Trust, Inc.	30,656	1,307,172
Condor Hospitality Trust, Inc.	79	873
CorEnergy Infrastructure Trust, Inc. (b)	16,675	752,209
CorePoint Lodging, Inc.	65,774	598,543
CoreSite Realty Corp.	57,675	6,700,682
Corporate Office Properties Trust (SBI)	174,676	5,046,390
Corrections Corp. of America	182,993	3,101,731
Cousins Properties, Inc.	226,208	7,849,418
Crown Castle International Corp.	661,478	96,026,761
CubeSmart	298,471	10,712,124
CyrusOne, Inc.	180,054	13,226,767
DDR Corp.	213,687	2,961,702
DiamondRock Hospitality Co.	312,159	2,956,146
Digital Realty Trust, Inc.	332,084	41,055,545
Douglas Emmett, Inc.	254,050	10,720,910
Duke Realty Corp.	572,239	19,038,392
Easterly Government Properties, Inc.	159,255	3,272,690
EastGroup Properties, Inc.	58,468	7,280,435
Empire State Realty Trust, Inc.	216,524	3,044,327
EPR Properties	121,197	9,483,665
Equinix, Inc.	133,835	74,449,734
Equity Commonwealth	202,744	6,824,363
Equity Lifestyle Properties, Inc.	143,777	19,369,637
Equity Residential (SBI)	589,864	49,996,873
Essential Properties Realty Trust, Inc.	117,305	2,663,997
Essex Property Trust, Inc.	104,163	33,463,405
Extra Space Storage, Inc.	203,137	24,766,463
Farmland Partners, Inc. (b)	65,436	394,579
Federal Realty Investment Trust (SBI)	118,408	15,299,498
First Industrial Realty Trust, Inc.	203,661	7,932,596
Four Corners Property Trust, Inc.	100,082	2,851,336
Franklin Street Properties Corp.	172,323	1,304,485
Front Yard Residential Corp. Class B	81,964	908,981
Gaming & Leisure Properties	318,247	12,449,823
Getty Realty Corp.	61,348	1,948,412
Gladstone Commercial Corp.	56,185	1,273,714
Gladstone Land Corp.	29,531	339,902
Global Medical REIT, Inc.	55,151	602,800
Global Net Lease, Inc.	140,037	2,685,910
Government Properties Income Trust	71,336	1,933,919
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99,060	2,737,028
HCP, Inc.	761,380	26,427,500
Healthcare Realty Trust, Inc.	208,094	6,914,964
Healthcare Trust of America, Inc.	320,136	9,079,057
Hersha Hospitality Trust	66,167	919,721
Highwoods Properties, Inc. (SBI)	163,387	7,059,952
Hospitality Properties Trust (SBI)	272,955	6,589,134
Host Hotels & Resorts, Inc.	1,170,003	18,766,848
Hudson Pacific Properties, Inc.	246,372	8,376,648
Independence Realty Trust, Inc.	142,184	1,977,779
Industrial Logistics Properties Trust	97,274	2,080,691
Investors Real Estate Trust	20,037	1,387,562
Invitation Homes, Inc.	671,809	19,321,227
Iron Mountain, Inc.	462,566	14,732,727
iStar Financial, Inc. (b)	105,769	1,353,843
JBG SMITH Properties	202,135	7,733,685
Jernigan Capital, Inc.	27,923	539,193
Kilroy Realty Corp.	160,288	12,480,024
Kimco Realty Corp.	670,044	12,315,409
Kite Realty Group Trust	143,918	2,056,588
Lamar Advertising Co. Class A	135,164	10,360,321
Lexington Corporate Properties Trust	335,500	3,485,845
Liberty Property Trust (SBI)	236,704	12,337,012
Life Storage, Inc.	73,514	7,789,543
LTC Properties, Inc.	67,566	3,297,221
Mack-Cali Realty Corp.	138,591	2,823,099
Medical Properties Trust, Inc.	693,293	12,888,317
Mid-America Apartment Communities, Inc.	180,039	22,807,341
Monmouth Real Estate Investment Corp. Class A	152,295	1,998,110
National Health Investors, Inc.	73,360	6,085,946
National Retail Properties, Inc.	257,990	14,486,139
National Storage Affiliates Trust	92,718	3,102,344
New Senior Investment Group, Inc.	147,553	922,206
NexPoint Residential Trust, Inc.	39,034	1,811,178
NorthStar Realty Europe Corp.	71,926	1,217,707
Omega Healthcare Investors, Inc.	339,323	13,803,660
One Liberty Properties, Inc.	36,010	964,348
Outfront Media, Inc.	226,389	6,221,170
Paramount Group, Inc.	352,194	4,641,917
Park Hotels & Resorts, Inc.	319,267	7,518,738
Pebblebrook Hotel Trust	200,724	5,413,526
Pennsylvania Real Estate Investment Trust (SBI) (b)	100,831	518,271
Physicians Realty Trust	294,116	5,094,089
Piedmont Office Realty Trust, Inc. Class A	185,319	3,658,197
Plymouth Industrial REIT, Inc.	13,177	245,883
Potlatch Corp.	102,897	3,959,477
Power (REIT) (a)	527	5,159
Preferred Apartment Communities, Inc. Class A	72,111	970,614
Prologis, Inc.	1,005,511	84,080,830
PS Business Parks, Inc.	31,738	5,700,462
Public Storage	238,665	63,184,172
QTS Realty Trust, Inc. Class A (b)	87,607	4,297,999
Ramco-Gershenson Properties Trust (SBI)	144,095	1,714,731
Rayonier, Inc.	208,494	5,587,639
Realty Income Corp.	505,048	37,277,593
Regency Centers Corp.	265,589	17,133,146
Retail Opportunity Investments Corp.	182,191	3,190,164
Retail Properties America, Inc.	359,905	4,088,521
Rexford Industrial Realty, Inc.	173,936	7,686,232
RLJ Lodging Trust	257,511	4,174,253
Ryman Hospitality Properties, Inc.	80,369	6,402,195
Sabra Health Care REIT, Inc.	300,333	6,493,199
Safety Income and Growth, Inc.	14,194	415,884
Saul Centers, Inc.	20,853	1,047,446
SBA Communications Corp. Class A	180,340	47,326,626
Senior Housing Properties Trust (SBI)	360,358	3,059,439
Seritage Growth Properties	45,762	1,788,837
Simon Property Group, Inc.	491,542	73,210,265
SL Green Realty Corp.	131,841	10,576,285
Sotherly Hotels, Inc.	1,996	13,563
Spirit MTA REIT	81,429	684,004
Spirit Realty Capital, Inc. (b)	138,508	6,640,074
Stag Industrial, Inc.	216,116	6,284,653
Store Capital Corp.	319,158	12,051,406
Summit Hotel Properties, Inc.	168,620	1,881,799
Sun Communities, Inc.	143,680	21,235,904
Sunstone Hotel Investors, Inc.	353,094	4,639,655
Tanger Factory Outlet Centers, Inc. (b)	149,484	2,113,704
Target Hospitality Corp. (a)	62,225	379,573
Taubman Centers, Inc.	99,768	3,895,940
Terreno Realty Corp.	96,249	4,866,349
The GEO Group, Inc.	183,541	3,149,564
The Macerich Co. (b)	168,790	4,815,579
UDR, Inc.	447,439	21,557,611
UMH Properties, Inc.	58,591	753,480
Uniti Group, Inc.	284,102	2,099,514
Universal Health Realty Income Trust (SBI)	19,590	1,894,157
Urban Edge Properties	194,696	3,409,127
Urstadt Biddle Properties, Inc. Class A	70,214	1,473,792
Ventas, Inc.	587,189	43,093,801
VEREIT, Inc.	1,537,864	14,994,174
VICI Properties, Inc.	645,170	14,296,967
Vornado Realty Trust	272,977	16,506,919
Washington Prime Group, Inc. (b)	306,406	989,691
Washington REIT (SBI)	132,898	3,520,468
Weingarten Realty Investors (SBI)	182,417	4,832,226
Welltower, Inc.	647,291	57,971,382
Weyerhaeuser Co.	1,180,451	31,057,666
Wheeler REIT, Inc. (a)(b)	4,965	7,398
Whitestone REIT Class B	62,245	773,083
WP Carey, Inc.	271,070	24,342,086
Xenia Hotels & Resorts, Inc.	182,696	3,692,286
		1,922,984,483
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	15,923	315,275
Boston Omaha Corp. (a)(b)	12,845	263,066
CBRE Group, Inc. (a)	492,382	25,736,807
Colony NorthStar Credit Real Estate, Inc.	148,830	1,864,840
Consolidated-Tomoka Land Co.	10,423	665,404
eXp World Holdings, Inc. (a)(b)	69,581	605,355
Forestar Group, Inc. (a)	16,399	312,565
FRP Holdings, Inc. (a)	17,081	840,214
Howard Hughes Corp. (a)	61,033	7,706,637
Jones Lang LaSalle, Inc.	81,049	10,864,618
Kennedy-Wilson Holdings, Inc.	191,426	4,016,117
Legacy Housing Corp. (b)	4,640	68,533
Marcus & Millichap, Inc. (a)	37,444	1,350,980
Maui Land & Pineapple, Inc. (a)	22,964	241,581
Newmark Group, Inc.	241,037	2,092,201
Postal Realty Trust, Inc.	12,476	190,009
RE/MAX Holdings, Inc.	29,471	756,521
Realogy Holdings Corp. (b)	173,148	827,647
Redfin Corp. (a)(b)	109,609	1,851,296
Retail Value, Inc.	25,656	949,015
Stratus Properties, Inc. (a)	9,389	246,931
Tejon Ranch Co. (a)	28,717	480,723
The St. Joe Co. (a)(b)	97,602	1,754,884
Transcontinental Realty Investors, Inc. (a)	15,180	444,926
Trinity Place Holdings, Inc. (a)	5,148	19,665
Twin River Worldwide Holdings, Inc.	41,945	950,054
		65,415,864

TOTAL REAL ESTATE		1,988,400,347

UTILITIES - 3.4%
Electric Utilities - 1.9%
Allete, Inc.	80,109	6,867,745
Alliant Energy Corp.	374,221	19,627,891
American Electric Power Co., Inc.	785,814	71,626,946
Duke Energy Corp.	1,155,367	107,148,736
Edison International	563,321	40,711,209
El Paso Electric Co.	61,538	4,104,585
Entergy Corp.	299,290	33,771,884
Evergy, Inc.	389,654	25,327,510
Eversource Energy	512,593	41,074,077
Exelon Corp.	1,545,161	73,024,309
FirstEnergy Corp.	799,245	36,765,270
Genie Energy Ltd. Class B (b)	36,146	258,805
Hawaiian Electric Industries, Inc.	171,267	7,604,255
IDACORP, Inc.	78,405	8,609,653
MGE Energy, Inc.	57,924	4,393,535
NextEra Energy, Inc.	760,586	166,629,181
OGE Energy Corp.	321,076	13,764,528
Otter Tail Corp.	67,194	3,401,360
Pinnacle West Capital Corp.	184,139	17,550,288
PNM Resources, Inc.	128,016	6,530,096
Portland General Electric Co.	144,110	8,198,418
PPL Corp.	1,145,370	33,845,684
Southern Co.	1,654,045	96,364,662
Spark Energy, Inc. Class A, (b)	18,029	170,554
Vistra Energy Corp.	593,418	14,805,779
Xcel Energy, Inc.	820,052	52,663,739
		894,840,699
Gas Utilities - 0.2%
Atmos Energy Corp.	186,522	20,560,320
Chesapeake Utilities Corp.	28,025	2,650,605
National Fuel Gas Co.	132,755	6,204,969
New Jersey Resources Corp.	143,389	6,558,613
Northwest Natural Holding Co.	50,589	3,610,031
ONE Gas, Inc.	84,848	7,772,925
RGC Resources, Inc.	5,060	143,603
South Jersey Industries, Inc.	139,861	4,523,105
Southwest Gas Holdings, Inc.	86,300	7,873,149
Spire, Inc.	82,681	7,019,617
UGI Corp.	332,457	16,180,682
		83,097,619
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (a)(b)	33,956	152,123
NRG Energy, Inc.	402,798	14,661,847
NRG Yield, Inc.:
Class A	30,320	508,163
Class C (b)	138,160	2,445,432
Ormat Technologies, Inc.	80,153	5,952,963
Pattern Energy Group, Inc.	145,743	3,956,922
Terraform Power, Inc.	133,449	2,263,295
The AES Corp.	1,051,018	16,112,106
		46,052,851
Multi-Utilities - 1.0%
Ameren Corp.	392,182	30,256,841
Avangrid, Inc.	94,489	4,775,474
Avista Corp.	99,819	4,681,511
Black Hills Corp.	88,252	6,769,811
CenterPoint Energy, Inc.	792,782	21,952,134
CMS Energy Corp.	455,785	28,737,244
Consolidated Edison, Inc.	519,076	46,145,856
Dominion Energy, Inc.	1,277,475	99,170,384
DTE Energy Co.	291,946	37,853,718
MDU Resources Group, Inc.	311,225	8,368,840
NiSource, Inc.	590,941	17,462,307
NorthWestern Energy Corp.	80,258	5,813,890
Public Service Enterprise Group, Inc.	805,212	48,691,170
Sempra Energy	436,079	61,761,869
Unitil Corp.	28,303	1,708,652
WEC Energy Group, Inc.	503,826	48,251,416
		472,401,117
Water Utilities - 0.2%
American States Water Co.	60,080	5,559,202
American Water Works Co., Inc.	285,672	36,371,759
Aqua America, Inc.	342,970	15,190,141
AquaVenture Holdings Ltd. (a)	33,908	599,493
Artesian Resources Corp. Class A	37,785	1,375,374
Cadiz, Inc. (a)(b)	34,413	396,094
California Water Service Group	80,203	4,526,657
Connecticut Water Service, Inc.	20,275	1,422,089
Middlesex Water Co.	29,080	1,775,043
Pure Cycle Corp. (a)	12,553	136,200
Select Energy Services, Inc. Class A (a)	107,241	875,087
SJW Corp.	40,218	2,748,096
York Water Co.	30,299	1,131,365
		72,106,600

TOTAL UTILITIES		1,568,498,886

TOTAL COMMON STOCKS
(Cost $33,822,186,079)		46,378,830,124
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.45% 9/12/19 (d)
(Cost $7,634,369)	7,640,000	7,636,443
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 2.13% (e)	57,169,351	$57,180,785
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	1,101,301,058	1,101,411,188
TOTAL MONEY MARKET FUNDS
(Cost $1,158,499,031)		1,158,591,973
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $34,988,319,479)		47,545,058,540
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,038,058,402)
NET ASSETS - 100%		$46,507,000,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	211	Sept. 2019	$15,763,810	$260,815	$260,815
CME E-mini S&P 500 Index Contracts (United States)	738	Sept. 2019	107,925,120	2,660,810	2,660,810
CME E-mini S&P MidCap 400 Index Contracts (United States)	42	Sept. 2019	7,901,880	145,627	145,627
TOTAL FUTURES CONTRACTS					$3,067,252

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,375,030.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,342,078
Fidelity Securities Lending Cash Central Fund	5,435,765
Total	$6,777,843

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,435,195,822	$4,435,194,541	$--	$1,281
Consumer Discretionary	4,845,156,390	4,845,156,390	--	--
Consumer Staples	3,146,576,581	3,146,576,581	--	--
Energy	1,889,271,708	1,889,271,708	--	--
Financials	6,201,226,967	6,201,226,967	--	--
Health Care	6,395,458,266	6,395,457,343	--	923
Industrials	4,596,974,428	4,596,974,428	--	--
Information Technology	9,991,093,045	9,991,093,045	--	--
Materials	1,320,977,684	1,320,954,292	--	23,392
Real Estate	1,988,400,347	1,988,400,347	--	--
Utilities	1,568,498,886	1,568,498,886	--	--
U.S. Government and Government Agency Obligations	7,636,443	--	7,636,443	--
Money Market Funds	1,158,591,973	1,158,591,973	--	--
Total Investments in Securities:	$47,545,058,540	$47,537,396,501	$7,636,443	$25,596
Derivative Instruments:
Assets
Futures Contracts	$3,067,252	$3,067,252	$--	$--
Total Assets	$3,067,252	$3,067,252	$--	$--
Total Derivative Instruments:	$3,067,252	$3,067,252	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,067,252	$0
Total Equity Risk	3,067,252	0
Total Value of Derivatives	$3,067,252	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,071,734,813) — See accompanying schedule: Unaffiliated issuers (cost $33,829,820,448)	$46,386,466,567
Fidelity Central Funds (cost $1,158,499,031)	1,158,591,973
Total Investment in Securities (cost $34,988,319,479)		$47,545,058,540
Cash		18,864
Receivable for investments sold		2,006,294
Receivable for fund shares sold		33,217,588
Dividends receivable		81,306,100
Distributions receivable from Fidelity Central Funds		1,010,498
Other receivables		916,263
Total assets		47,663,534,147
Liabilities
Payable for investments purchased	$29,706,869
Payable for fund shares redeemed	24,051,237
Accrued management fee	577,943
Payable for daily variation margin on futures contracts	84,082
Other payables and accrued expenses	921,958
Collateral on securities loaned	1,101,191,920
Total liabilities		1,156,534,009
Net Assets		$46,507,000,138
Net Assets consist of:
Paid in capital		$22,685,040,233
Total distributable earnings (loss)		23,821,959,905
Net Assets		$46,507,000,138
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($46,507,000,138 ÷ 560,748,621 shares)		$82.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$476,414,015
Interest		105,787
Income from Fidelity Central Funds (including $5,435,765 from security lending)		6,777,843
Total income		483,297,645
Expenses
Management fee	$3,869,514
Independent trustees' fees and expenses	148,638
Legal	36
Interest	124,573
Commitment fees	74,688
Total expenses before reductions	4,217,449
Expense reductions	(21,729)
Total expenses after reductions		4,195,720
Net investment income (loss)		479,101,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,415,090)
Redemptions in-kind with affiliated entities	11,221,992,904
Fidelity Central Funds	10,223
Futures contracts	13,141,210
Total net realized gain (loss)		11,193,729,247
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,572,337,205)
Fidelity Central Funds	(4,757)
Futures contracts	(7,112,961)
Total change in net unrealized appreciation (depreciation)		(8,579,454,923)
Net gain (loss)		2,614,274,324
Net increase (decrease) in net assets resulting from operations		$3,093,376,249

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$479,101,925	$1,036,480,107
Net realized gain (loss)	11,193,729,247	153,500,407
Change in net unrealized appreciation (depreciation)	(8,579,454,923)	1,635,120,589
Net increase (decrease) in net assets resulting from operations	3,093,376,249	2,825,101,103
Distributions to shareholders	(285,712,800)	(1,255,417,620)
Share transactions - net increase (decrease)	(15,904,051,914)	7,861,011,314
Total increase (decrease) in net assets	(13,096,388,465)	9,430,694,797
Net Assets
Beginning of period	59,603,388,603	50,172,693,806
End of period	$46,507,000,138	$59,603,388,603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$79.36	$77.42	$68.19	$55.31	$61.58	$54.90
Income from Investment Operations
Net investment income (loss)B	.76	1.45	1.36	1.28	1.17	1.14
Net realized and unrealized gain (loss)	3.19	2.28	9.65	13.17	(5.98)	6.52
Total from investment operations	3.95	3.73	11.01	14.45	(4.81)	7.66
Distributions from net investment income	(.24)	(1.46)	(1.27)	(1.17)	(1.15)	(.98)
Distributions from net realized gain	(.13)	(.34)	(.51)	(.39)	(.31)	–
Total distributions	(.37)	(1.79)C	(1.78)	(1.57)D	(1.46)	(.98)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$82.94	$79.36	$77.42	$68.19	$55.31	$61.58
Total ReturnF,G	4.98%	5.02%	16.25%	26.32%	(7.91)%	14.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.02%	.05%	.05%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.02%	.04%	.04%
Expenses net of all reductions	.02%J	.02%	.02%	.02%	.04%	.04%
Net investment income (loss)	1.86%J	1.90%	1.86%	2.02%	1.97%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$46,507,000	$43,922,333	$6,114,864	$4,684,669	$800,304	$1,022,585
Portfolio turnover rateK	17%J,L	8%	2%	4%	3%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.79 per share is comprised of distributions from net investment income of $1.456 and distributions from net realized gain of $.338 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
ServiceNow, Inc.	1.0
Tesla, Inc.	0.7
Workday, Inc. Class A	0.6
CoStar Group, Inc.	0.5
Veeva Systems, Inc. Class A	0.4
Las Vegas Sands Corp.	0.4
IAC/InterActiveCorp	0.4
Palo Alto Networks, Inc.	0.4
Square, Inc.	0.4
lululemon athletica, Inc.	0.4
5.2

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	18.9
Financials	16.4
Industrials	13.4
Health Care	12.8
Consumer Discretionary	11.9
Real Estate	9.6
Communication Services	4.9
Materials	4.1
Utilities	2.9
Consumer Staples	2.6

Fidelity® Extended Market Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc. (a)	193,163	$330,309
Atn International, Inc.	54,059	3,071,632
Bandwidth, Inc. (a)	76,613	6,679,887
Cincinnati Bell, Inc. (a)	249,327	1,353,846
Cogent Communications Group, Inc.	205,186	12,493,776
Consolidated Communications Holdings, Inc. (b)	374,159	1,507,861
Frontier Communications Corp. (a)(b)	509,006	407,459
GCI Liberty, Inc. (a)	465,255	28,957,471
Globalstar, Inc. (a)(b)	3,208,461	1,213,761
GlowPoint, Inc. (a)	31,599	22,593
IDT Corp. Class B (a)(b)	105,714	932,397
Iridium Communications, Inc. (a)	467,157	11,295,856
Ooma, Inc. (a)	84,984	1,062,300
ORBCOMM, Inc. (a)(b)	393,191	1,812,611
Otelco, Inc. (a)	200	2,400
Pareteum Corp. (a)(b)	353,961	757,477
PDVWireless, Inc. (a)	56,549	2,191,274
Vonage Holdings Corp. (a)	1,108,110	14,649,214
WideOpenWest, Inc. (a)	164,918	926,839
Zayo Group Holdings, Inc. (a)	994,222	33,465,513
		123,134,476
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	262,501	2,916,386
Ballantyne of Omaha, Inc. (a)	46,879	158,451
Chicken Soup For The Soul Entertainment, Inc. (b)	544	5,048
Cinedigm Corp. (a)	23,291	24,456
Cinemark Holdings, Inc. (b)	510,149	19,467,286
Gaia, Inc. Class A (a)(b)	63,495	423,512
Global Eagle Entertainment, Inc. (a)(b)	266,502	186,551
Glu Mobile, Inc. (a)	540,516	2,399,891
Lions Gate Entertainment Corp.:
Class A (b)	324,280	2,928,248
Class B	472,810	3,943,235
Live Nation Entertainment, Inc. (a)	687,309	47,774,849
LiveXLive Media, Inc. (a)(b)	155,419	345,030
Marcus Corp.	115,900	3,889,604
NTN Communications, Inc. (a)	20,786	50,446
Reading International, Inc. Class A (a)	94,967	1,177,591
Rosetta Stone, Inc. (a)	116,081	2,118,478
The Madison Square Garden Co. (a)	84,087	21,217,673
World Wrestling Entertainment, Inc. Class A (b)	215,207	15,372,236
Zynga, Inc. (a)	4,124,876	23,553,042
		147,952,013
Interactive Media & Services - 1.1%
ANGI Homeservices, Inc. Class A (a)(b)	292,404	2,269,055
Autoweb, Inc. (a)(b)	46,143	117,203
Care.com, Inc. (a)	139,231	1,376,995
CarGurus, Inc. Class A (a)(b)	164,491	5,365,696
Cars.com, Inc. (a)(b)	300,086	2,673,766
DHI Group, Inc. (a)	262,377	952,429
Eventbrite, Inc. (b)	58,942	1,030,306
EverQuote, Inc. Class A (a)(b)	47,209	1,057,010
IAC/InterActiveCorp (a)	384,453	97,897,112
Izea Worldwide, Inc. (a)(b)	24,439	7,669
Liberty TripAdvisor Holdings, Inc. (a)	366,346	3,201,864
Match Group, Inc. (b)	269,465	22,850,632
MeetMe, Inc. (a)	408,323	1,408,714
Pinterest, Inc. Class A (b)	420,623	14,477,844
Professional Diversity Network, Inc. (a)(b)	5,685	9,323
QuinStreet, Inc. (a)	196,071	2,245,013
Snap, Inc. Class A (a)(b)	3,709,440	58,720,435
Travelzoo, Inc. (a)	31,997	379,804
TrueCar, Inc. (a)	441,882	1,749,853
Yelp, Inc. (a)(b)	323,952	10,855,632
Zedge, Inc. (a)	22,584	36,134
Zillow Group, Inc.:
Class A (a)(b)	222,831	7,614,135
Class C (a)(b)	593,762	20,443,226
		256,739,850
Media - 2.5%
A.H. Belo Corp. Class A	71,028	253,570
Altice U.S.A., Inc. Class A (a)	581,768	16,801,460
AMC Networks, Inc. Class A (a)(b)	216,289	10,490,017
Beasley Broadcast Group, Inc. Class A	15,847	48,333
Cable One, Inc. (b)	24,189	31,388,130
Cbdmd, Inc. (a)(b)	59,756	245,000
Central European Media Enterprises Ltd. Class A (a)	466,858	2,166,221
Clear Channel Outdoor Holdings, Inc. (a)(b)	1,644,358	4,275,331
comScore, Inc. (a)	245,403	456,450
Daily Journal Corp. (a)(b)	4,533	908,776
E.W. Scripps Co. Class A	273,688	3,382,784
Emerald Expositions Events, Inc.	131,779	1,259,807
Emmis Communications Corp. Class A (a)	29,402	145,540
Entercom Communications Corp. Class A (b)	609,864	2,171,116
Entravision Communication Corp. Class A	291,837	893,021
Fluent, Inc. (a)	183,347	546,374
Gannett Co., Inc. (b)	575,969	6,059,194
Gray Television, Inc. (a)	386,759	5,917,413
Harte-Hanks, Inc. (a)	20,159	73,717
Hemisphere Media Group, Inc. (a)	92,913	1,102,877
Insignia Systems, Inc. (a)	22,471	23,370
John Wiley & Sons, Inc. Class A	232,089	10,327,961
Lee Enterprises, Inc. (a)	257,107	457,650
Liberty Broadband Corp.:
Class A (a)	145,935	15,286,691
Class C (a)	727,002	76,655,091
Liberty Global PLC:
Class A (a)(b)	978,770	26,152,734
Class B (a)	300	7,662
Class C (a)	2,588,425	67,609,661
Liberty Latin America Ltd.:
Class A (a)	230,407	3,783,283
Class C (a)	588,217	9,699,698
Liberty Media Corp.:
Liberty Braves Class A (a)	50,029	1,374,297
Liberty Braves Class C (a)	176,556	4,848,228
Liberty Formula One Group Series C (a)	997,735	41,645,459
Liberty Media Class A (a)	120,484	4,769,962
Liberty SiriusXM Series A (a)	403,884	16,353,263
Liberty SiriusXM Series C (a)	759,935	31,012,947
Loral Space & Communications Ltd. (a)	59,528	2,201,941
Marchex, Inc. Class B (a)	161,827	550,212
Meredith Corp. (b)	196,165	8,588,104
MSG Network, Inc. Class A (a)(b)	309,346	5,073,274
National CineMedia, Inc.	299,105	2,452,661
New Media Investment Group, Inc. (b)	259,758	2,280,675
Nexstar Broadcasting Group, Inc. Class A (b)	225,518	22,301,475
Saga Communications, Inc. Class A	17,467	498,508
Salem Communications Corp. Class A (b)	38,194	55,763
Scholastic Corp.	135,097	4,737,852
Sinclair Broadcast Group, Inc. Class A (b)	315,617	14,067,050
Sirius XM Holdings, Inc. (b)	7,924,595	48,894,751
SPAR Group, Inc. (a)(b)	143,038	171,646
Srax, Inc. (b)	55,736	180,585
Srax, Inc. rights 12/31/19 (a)(c)	34,667	6,240
TechTarget, Inc. (a)(b)	116,914	2,775,538
Tegna, Inc.	1,060,650	15,177,902
The McClatchy Co. Class A (a)(b)	20,452	50,312
The New York Times Co. Class A (b)	695,060	20,295,752
Townsquare Media, Inc.	39,720	239,909
Tribune Media Co. Class A	381,106	17,751,917
Tribune Publishing Co.	113,234	866,240
Urban One, Inc. Class D (non-vtg.) (a)	112,382	209,031
Xcel Brands, Inc. (a)(b)	41,881	66,172
		568,086,598
Wireless Telecommunication Services - 0.2%
Airgain, Inc. (a)	46,747	524,969
Boingo Wireless, Inc. (a)(b)	212,867	2,739,598
Gogo, Inc. (a)(b)	264,954	1,065,115
NII Holdings, Inc. (a)(b)	489,197	812,067
Shenandoah Telecommunications Co.	233,211	7,355,475
Spok Holdings, Inc.	99,718	1,171,687
Sprint Corp. (a)	2,747,237	18,653,739
Telephone & Data Systems, Inc.	458,689	11,558,963
U.S. Cellular Corp. (a)	72,153	2,596,786
		46,478,399

TOTAL COMMUNICATION SERVICES		1,142,391,336

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
Adient PLC	425,277	8,577,837
American Axle & Manufacturing Holdings, Inc. (a)	551,039	3,493,587
Autoliv, Inc. (b)	421,490	28,829,916
Cooper Tire & Rubber Co. (b)	244,732	5,748,755
Cooper-Standard Holding, Inc. (a)	81,829	3,063,678
Dana, Inc.	700,454	8,916,779
Delphi Technologies PLC	430,730	5,698,558
Dorman Products, Inc. (a)	144,813	10,293,308
Fox Factory Holding Corp. (a)	185,269	13,346,779
Garrett Motion, Inc. (a)(b)	377,322	3,712,848
Gentex Corp.	1,253,485	33,342,701
Gentherm, Inc. (a)	165,359	6,068,675
Horizon Global Corp. (a)(b)	120,070	501,893
LCI Industries	121,789	10,321,618
Lear Corp.	303,894	34,115,140
Modine Manufacturing Co. (a)	250,078	2,553,296
Motorcar Parts of America, Inc. (a)(b)	93,916	1,364,599
Shiloh Industries, Inc. (a)	59,119	247,117
Standard Motor Products, Inc.	99,564	4,411,681
Stoneridge, Inc. (a)(b)	132,054	4,055,378
Strattec Security Corp.	16,077	298,228
Superior Industries International, Inc.	124,446	342,227
Sypris Solutions, Inc. (a)	33,367	33,033
Tenneco, Inc. (b)	244,382	2,131,011
The Goodyear Tire & Rubber Co.	1,129,241	12,952,394
Tower International, Inc.	102,764	3,178,491
Unique Fabricating, Inc. (b)	9,426	27,594
Veoneer, Inc. (a)(b)	548,131	8,041,082
Visteon Corp. (a)(b)	137,254	9,466,408
Workhorse Group, Inc. (a)(b)	296,022	1,246,253
		226,380,864
Automobiles - 0.7%
Arcimoto, Inc. (a)(b)	51,439	165,634
REV Group, Inc. (b)	143,795	1,853,518
Tesla, Inc. (a)(b)	675,273	152,348,342
Thor Industries, Inc.	253,703	11,647,505
Winnebago Industries, Inc. (b)	141,136	4,519,175
		170,534,174
Distributors - 0.2%
Core-Mark Holding Co., Inc.	227,046	7,354,020
Educational Development Corp.	32,392	193,056
Pool Corp.	194,481	38,192,179
Weyco Group, Inc.	33,001	809,515
		46,548,770
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	275,693	11,777,605
American Public Education, Inc. (a)	81,554	1,976,053
Aspen Group, Inc. (a)(b)	17,566	73,075
Bright Horizons Family Solutions, Inc. (a)	285,077	47,051,959
Career Education Corp. (a)	343,232	7,039,688
Carriage Services, Inc.	80,618	1,714,745
Chegg, Inc. (a)(b)	520,543	20,634,325
Collectors Universe, Inc.	42,265	1,095,509
DropCar, Inc. (a)	1,631	1,289
Frontdoor, Inc. (a)	417,011	21,409,345
Graham Holdings Co.	21,394	15,062,660
Grand Canyon Education, Inc. (a)	236,172	29,663,203
Houghton Mifflin Harcourt Co. (a)	514,416	3,060,775
K12, Inc. (a)	188,384	4,963,918
Laureate Education, Inc. Class A (a)	539,337	9,869,867
Lincoln Educational Services Corp. (a)	82,611	167,700
Regis Corp. (a)	145,496	2,352,670
Service Corp. International	892,566	41,325,806
ServiceMaster Global Holdings, Inc. (a)	668,588	38,136,260
Sotheby's Class A (Ltd. vtg.) (a)(b)	161,443	9,323,333
Strategic Education, Inc.	107,083	18,121,656
Universal Technical Institute, Inc. (a)	85,915	493,152
Weight Watchers International, Inc. (a)	190,162	5,702,958
Xpresspa Group, Inc. (a)(b)	4,614	6,783
Zovio, Inc. (a)	125,853	286,945
		291,311,279
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	1,206,944	49,315,732
Ark Restaurants Corp.	8,300	168,075
BFC Financial Corp. Class A	322,999	1,340,446
Biglari Holdings, Inc. (a)	449	197,452
Biglari Holdings, Inc. (a)	4,931	432,498
BJ's Restaurants, Inc. (b)	102,067	3,719,321
Bloomin' Brands, Inc. (b)	421,056	7,595,850
Bluegreen Vacations Corp. (b)	41,601	393,545
Boyd Gaming Corp.	399,576	9,605,807
Brinker International, Inc. (b)	184,225	7,000,550
Caesars Entertainment Corp. (a)(b)	2,867,185	33,001,299
Carrols Restaurant Group, Inc. (a)	176,097	1,285,508
Century Casinos, Inc. (a)	135,738	1,042,468
Chanticleer Holdings, Inc. (a)(b)	9,043	5,332
Choice Hotels International, Inc. (b)	167,860	15,271,903
Churchill Downs, Inc.	174,779	21,543,260
Chuy's Holdings, Inc. (a)(b)	89,109	2,260,695
Cracker Barrel Old Country Store, Inc. (b)	117,898	19,500,329
Dave & Buster's Entertainment, Inc. (b)	176,860	7,613,823
Del Frisco's Restaurant Group, Inc. (a)(b)	164,365	1,309,989
Del Taco Restaurants, Inc. (a)	178,255	1,992,891
Denny's Corp. (a)	303,947	7,170,110
Dine Brands Global, Inc. (b)	85,621	6,040,562
Diversified Restaurant Holdings, Inc. (a)	53,847	26,924
Domino's Pizza, Inc.	201,310	45,665,160
Dover Motorsports, Inc.	22,265	45,198
Drive Shack, Inc. (a)	273,459	1,287,992
Dunkin' Brands Group, Inc.	404,149	33,318,044
El Pollo Loco Holdings, Inc. (a)(b)	112,233	1,145,899
Eldorado Resorts, Inc. (a)(b)	316,422	12,185,411
Empire Resorts, Inc. (a)	10,999	106,470
Everi Holdings, Inc. (a)	349,378	3,123,439
Extended Stay America, Inc. unit	917,675	12,893,334
Famous Dave's of America, Inc. (a)(b)	20,922	95,195
Fiesta Restaurant Group, Inc. (a)	117,958	1,019,157
Flanigans Enterprises, Inc.	1,099	23,618
Full House Resorts, Inc. (a)	33,775	68,226
Golden Entertainment, Inc. (a)(b)	97,885	1,388,009
Good Times Restaurants, Inc. (a)	40,245	74,453
Habit Restaurants, Inc. Class A (a)(b)	104,122	912,109
Hilton Grand Vacations, Inc. (a)	410,799	13,872,682
Hyatt Hotels Corp. Class A (b)	188,676	13,612,973
Inspired Entertainment, Inc. (a)	65,633	458,775
International Speedway Corp. Class A	117,716	5,299,574
J. Alexanders Holdings, Inc. (a)	57,936	683,645
Jack in the Box, Inc. (b)	125,948	10,745,883
Las Vegas Sands Corp.	1,773,144	98,356,298
Lindblad Expeditions Holdings (a)	140,773	2,626,824
Luby's, Inc. (a)	53,936	78,747
Marriott Vacations Worldwide Corp.	190,587	18,789,972
Monarch Casino & Resort, Inc. (a)	59,786	2,653,303
Nathan's Famous, Inc.	14,061	936,463
New Canterbury Park Holding Co.	400	4,880
Noodles & Co. (a)(b)	198,523	1,145,478
Papa John's International, Inc. (b)	110,322	5,489,623
Peak Resorts, Inc.	66,396	729,028
Penn National Gaming, Inc. (a)(b)	530,642	10,172,407
Planet Fitness, Inc. (a)	413,357	29,187,138
Playa Hotels & Resorts NV (a)	281,535	2,277,618
PlayAGS, Inc. (a)(b)	142,210	1,385,125
Potbelly Corp. (a)(b)	129,702	600,520
Rave Restaurant Group, Inc. (a)(b)	27,004	67,240
RCI Hospitality Holdings, Inc.	43,450	773,410
Red Lion Hotels Corp. (a)	142,774	748,136
Red Robin Gourmet Burgers, Inc. (a)(b)	63,919	2,140,647
Red Rock Resorts, Inc. (b)	342,059	7,131,930
Ruth's Hospitality Group, Inc.	138,050	2,685,073
Scientific Games Corp. Class A (a)(b)	275,707	5,095,065
SeaWorld Entertainment, Inc. (a)	196,683	5,705,774
Shake Shack, Inc. Class A (a)	128,923	12,784,005
Six Flags Entertainment Corp.	350,139	20,717,725
Speedway Motorsports, Inc.	62,979	1,243,835
Texas Roadhouse, Inc. Class A	326,008	16,776,372
The Cheesecake Factory, Inc. (b)	202,196	7,681,426
The ONE Group Hospitality, Inc. (a)	9,510	29,291
Town Sports International Holdings, Inc. (a)	117,611	226,989
Vail Resorts, Inc.	197,182	46,590,163
Wendy's Co. (b)	893,119	19,648,618
Wingstop, Inc.	145,508	14,575,536
Wyndham Destinations, Inc.	461,182	20,448,810
Wyndham Hotels & Resorts, Inc.	478,345	24,577,366
YETI Holdings, Inc. (b)	146,821	4,147,693
		744,088,143
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	44,549	542,607
Beazer Homes U.S.A., Inc. (a)	172,808	2,165,284
Cavco Industries, Inc. (a)	41,577	7,628,132
Century Communities, Inc. (a)	137,440	3,873,059
Comstock Holding Companies, Inc. (a)(b)	5,255	10,352
CSS Industries, Inc.	38,366	148,093
Dixie Group, Inc. (a)(b)	52,063	66,120
Emerson Radio Corp. (a)	23,944	25,002
Ethan Allen Interiors, Inc.	125,271	2,154,661
Flexsteel Industries, Inc.	27,568	417,380
GoPro, Inc. Class A (a)(b)	599,936	2,321,752
Green Brick Partners, Inc. (a)	126,138	1,159,208
Hamilton Beach Brands Holding Co. Class A	31,310	443,663
Helen of Troy Ltd. (a)	122,308	18,775,501
Hooker Furniture Corp.	56,516	1,009,376
Hovnanian Enterprises, Inc. Class A (a)(b)	22,827	188,094
Installed Building Products, Inc. (a)	104,422	5,942,656
iRobot Corp. (a)(b)	135,706	8,387,988
KB Home	411,069	11,546,928
Koss Corp. (a)	1,363	2,406
La-Z-Boy, Inc.	231,662	7,383,068
LGI Homes, Inc. (a)(b)	92,093	7,506,500
Libbey, Inc. (a)	110,300	186,407
Lifetime Brands, Inc.	49,035	378,550
Live Ventures, Inc. (a)(b)	13,437	92,043
Lovesac (a)(b)	42,235	726,442
M.D.C. Holdings, Inc.	251,668	9,732,002
M/I Homes, Inc. (a)	139,318	5,034,953
Meritage Homes Corp. (a)	176,646	11,542,050
New Home Co. LLC (a)	59,315	221,245
Nova LifeStyle, Inc. (a)(b)	94,559	64,310
NVR, Inc. (a)	16,511	59,423,089
Roku, Inc. Class A (a)(b)	401,285	60,738,498
Skyline Champion Corp. (a)	246,351	6,897,828
Sonos, Inc. (b)	70,584	1,024,880
Taylor Morrison Home Corp. (a)(b)	539,422	12,870,609
Tempur Sealy International, Inc. (a)	224,560	17,318,067
Toll Brothers, Inc.	648,326	23,462,918
TopBuild Corp. (a)	168,236	15,582,018
TRI Pointe Homes, Inc. (a)	693,825	9,713,550
Tupperware Brands Corp.	237,842	3,094,324
Turtle Beach Corp. (a)(b)	30,978	279,731
Universal Electronics, Inc. (a)	70,010	3,160,952
VOXX International Corp. (a)	81,933	360,505
Vuzix Corp. (a)(b)	144,813	265,008
William Lyon Homes, Inc. (a)	167,474	2,959,266
Zagg, Inc. (a)(b)	138,785	889,612
		327,716,687
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	124,295	1,829,622
Blue Apron Holdings, Inc. Class A (a)(b)	22,801	154,591
Duluth Holdings, Inc. (a)(b)	50,523	464,306
Etsy, Inc. (a)	589,616	31,125,829
EVINE Live, Inc. (a)(b)	202,505	102,792
Groupon, Inc. (a)	2,046,863	5,076,220
GrubHub, Inc. (a)(b)	447,963	26,582,124
Lands' End, Inc. (a)(b)	79,744	618,016
Leaf Group Ltd. (a)	70,824	296,044
Liberty Interactive Corp. QVC Group Series A (a)	1,972,239	21,122,680
Liquidity Services, Inc. (a)	125,407	949,331
Overstock.com, Inc. (a)(b)	140,116	2,204,025
PetMed Express, Inc. (b)	97,461	1,539,884
Quotient Technology, Inc. (a)	391,270	2,871,922
Remark Holdings, Inc. (a)(b)	98,931	82,073
Shutterfly, Inc. (a)	166,650	8,479,152
Shutterstock, Inc. (b)	92,293	3,240,407
Stamps.com, Inc. (a)(b)	77,884	5,012,614
Stitch Fix, Inc. (a)(b)	107,137	2,042,031
The Rubicon Project, Inc. (a)	242,190	2,477,604
U.S. Auto Parts Network, Inc. (a)	61,593	90,542
Waitr Holdings, Inc. (a)(b)	340,435	588,953
Wayfair LLC Class A (a)(b)	314,400	35,445,456
		152,396,218
Leisure Products - 0.4%
Acushnet Holdings Corp.	172,163	4,471,073
American Outdoor Brands Corp. (a)	272,924	1,640,273
Brunswick Corp.	426,829	19,890,231
Callaway Golf Co.	431,283	7,659,586
Clarus Corp.	111,951	1,232,581
Escalade, Inc.	33,390	344,919
JAKKS Pacific, Inc. (a)(b)	84,913	59,448
Johnson Outdoors, Inc. Class A	29,502	1,652,112
Malibu Boats, Inc. Class A (a)	103,294	2,873,639
Marine Products Corp.	37,881	573,140
Mattel, Inc. (a)(b)	1,683,408	16,497,398
MCBC Holdings, Inc. (a)	94,975	1,438,871
Nautilus, Inc. (a)	139,378	193,735
OneSpaWorld Holdings Ltd. (a)(b)	166,392	2,612,354
Polaris, Inc.	280,720	23,024,654
Sturm, Ruger & Co., Inc.	85,906	3,523,005
Summer Infant, Inc. (a)	36,722	17,667
Vista Outdoor, Inc. (a)	293,097	1,638,412
		89,343,098
Multiline Retail - 0.1%
Big Lots, Inc.	196,013	4,459,296
Dillard's, Inc. Class A (b)	90,008	5,267,268
Fred's, Inc. Class A (a)(b)	145,522	41,328
JC Penney Corp., Inc. (a)(b)	1,696,785	1,262,578
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	254,296	14,100,713
Tuesday Morning Corp. (a)(b)	239,030	334,642
		25,465,825
Specialty Retail - 2.0%
Aaron's, Inc. Class A	330,416	21,182,970
Abercrombie & Fitch Co. Class A	324,669	4,746,661
America's Car Mart, Inc. (a)	31,068	2,665,013
American Eagle Outfitters, Inc.	795,004	13,371,967
Appliance Recycling Centers of America, Inc. (a)(b)	582	2,503
Armstrong Flooring, Inc. (a)	107,670	728,926
Asbury Automotive Group, Inc. (a)	96,483	9,098,347
Ascena Retail Group, Inc. (a)(b)	831,231	206,893
At Home Group, Inc. (a)(b)	126,850	854,969
AutoNation, Inc. (a)(b)	283,348	13,447,696
Barnes & Noble Education, Inc. (a)	185,417	723,126
Bed Bath & Beyond, Inc. (b)	673,407	6,511,846
Big 5 Sporting Goods Corp. (b)	96,400	172,556
Blink Charging Co. (a)(b)	48,416	122,977
Boot Barn Holdings, Inc. (a)	136,667	4,680,845
Build-A-Bear Workshop, Inc. (a)	60,976	151,220
Burlington Stores, Inc. (a)	324,824	65,773,612
Caleres, Inc.	211,089	4,253,443
Camping World Holdings, Inc. (b)	155,566	1,182,302
Carvana Co. Class A (a)(b)	176,084	14,290,977
Chico's FAS, Inc. (b)	597,745	1,864,964
Citi Trends, Inc.	68,267	1,147,568
Conn's, Inc. (a)(b)	126,475	2,549,736
Cool Holdings, Inc. (a)(b)	24,544	41,234
Destination Maternity Corp. (a)	70,933	47,532
Destination XL Group, Inc. (a)(b)	161,954	289,898
DGSE Companies, Inc. (a)(b)	6,800	8,568
Dick's Sporting Goods, Inc. (b)	328,201	11,171,962
DSW, Inc. Class A	275,013	4,534,964
Express, Inc. (a)	350,263	742,558
Five Below, Inc. (a)	272,922	33,533,926
Floor & Decor Holdings, Inc. Class A (a)	282,613	13,910,212
Foot Locker, Inc.	548,807	19,861,325
Francesca's Holdings Corp. (a)(b)	13,421	58,381
GameStop Corp. Class A (b)	481,786	1,912,690
Genesco, Inc. (a)	83,582	2,982,206
GNC Holdings, Inc. Class A (a)(b)	387,103	758,722
Group 1 Automotive, Inc.	91,090	6,806,245
Guess?, Inc. (b)	247,180	4,466,543
Haverty Furniture Companies, Inc.	95,087	1,820,916
Hibbett Sports, Inc. (a)(b)	94,883	1,569,365
IAA Spinco, Inc. (a)	655,144	32,003,784
Kirkland's, Inc. (a)(b)	81,142	119,279
Lithia Motors, Inc. Class A (sub. vtg.)	109,489	14,350,723
Lumber Liquidators Holdings, Inc. (a)(b)	141,437	1,330,922
MarineMax, Inc. (a)	125,056	1,808,310
Michaels Companies, Inc. (a)(b)	448,888	2,545,195
Monro, Inc. (b)	162,674	12,643,023
Murphy U.S.A., Inc. (a)	147,844	13,217,254
National Vision Holdings, Inc. (a)(b)	383,365	10,872,231
Office Depot, Inc.	2,708,634	3,521,224
Party City Holdco, Inc. (a)(b)	269,502	1,266,659
Penske Automotive Group, Inc. (b)	177,694	7,601,749
Pier 1 Imports, Inc. (a)(b)	19,826	86,838
Rent-A-Center, Inc.	228,116	5,823,801
RH (a)(b)	78,744	11,280,078
RTW Retailwinds, Inc. (a)	121,608	122,824
Sally Beauty Holdings, Inc. (a)(b)	590,580	7,222,793
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	158,834
Shoe Carnival, Inc. (b)	48,930	1,504,108
Signet Jewelers Ltd. (b)	249,732	3,056,720
Sleep Number Corp. (a)(b)	146,997	6,150,354
Sonic Automotive, Inc. Class A (sub. vtg.)	119,064	3,204,012
Sportsman's Warehouse Holdings, Inc. (a)(b)	190,872	805,480
Stage Stores, Inc. (b)	125,887	96,933
Stein Mart, Inc. (a)(b)	118,280	82,796
Tailored Brands, Inc. (b)	241,171	1,307,147
Tandy Leather Factory, Inc. (a)	3,417	15,547
The Buckle, Inc. (b)	146,628	2,873,909
The Cato Corp. Class A (sub. vtg.)	119,838	2,052,825
The Children's Place Retail Stores, Inc. (b)	77,222	6,737,620
The Container Store Group, Inc. (a)(b)	73,884	331,000
Tile Shop Holdings, Inc. (b)	199,897	537,723
Tilly's, Inc.	104,883	1,123,297
Trans World Entertainment Corp. (a)	1,429	5,359
Urban Outfitters, Inc. (a)(b)	333,842	7,815,241
Vitamin Shoppe, Inc. (a)(b)	86,305	556,667
Williams-Sonoma, Inc. (b)	385,253	25,349,647
Winmark Corp.	11,508	1,870,050
Zumiez, Inc. (a)	93,957	2,441,003
		468,141,323
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	221,371	20,251,019
Centric Brands, Inc. (a)(b)	60,189	166,724
Charles & Colvard Ltd. (a)	56,754	73,213
Cherokee, Inc. (a)	50,362	31,728
Columbia Sportswear Co.	145,042	13,603,489
Crocs, Inc. (a)	318,863	7,110,645
Crown Crafts, Inc.	3,686	19,794
Culp, Inc.	47,215	662,899
Deckers Outdoor Corp. (a)	142,623	21,029,761
Delta Apparel, Inc. (a)	28,383	636,915
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	19,582
Fossil Group, Inc. (a)(b)	227,920	2,917,376
G-III Apparel Group Ltd. (a)	201,462	4,131,986
Iconix Brand Group, Inc. (a)(b)	26,935	48,752
J.Jill, Inc. (b)	69,488	129,943
Kontoor Brands, Inc. (b)	224,500	7,686,880
Lakeland Industries, Inc. (a)(b)	24,080	247,542
Levi Strauss & Co. Class A (a)(b)	206,123	3,483,479
lululemon athletica, Inc. (a)	516,276	95,340,689
Movado Group, Inc.	84,900	1,827,048
Oxford Industries, Inc. (b)	83,900	5,854,542
Rocky Brands, Inc.	32,323	941,892
Sequential Brands Group, Inc. (a)(b)	181,557	52,652
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	655,959	20,767,662
Steven Madden Ltd.	383,371	12,735,585
Superior Group of Companies, Inc.	31,084	440,771
Unifi, Inc. (a)	78,142	1,503,452
Vera Bradley, Inc. (a)	116,716	1,236,022
Vince Holding Corp. (a)(b)	13,170	161,991
Wolverine World Wide, Inc.	430,476	11,170,852
		234,284,885

TOTAL CONSUMER DISCRETIONARY		2,776,211,266

CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Alkaline Water Co., Inc. (a)(b)	223,735	445,233
Boston Beer Co., Inc. Class A (a)(b)	43,143	18,914,754
Castle Brands, Inc. (a)(b)	349,780	444,221
Celsius Holdings, Inc. (a)(b)	70,675	289,768
Coca-Cola Bottling Co. Consolidated	22,820	7,681,440
Craft Brew Alliance, Inc. (a)	53,293	535,595
Eastside Distilling, Inc. (a)(b)	8,987	47,406
Keurig Dr. Pepper, Inc. (b)	897,277	24,477,717
MGP Ingredients, Inc. (b)	64,598	3,111,686
National Beverage Corp. (b)	58,967	2,411,750
New Age Beverages Corp. (a)(b)	301,129	915,432
Primo Water Corp. (a)(b)	168,129	2,056,218
REED'S, Inc. (a)(b)	112,734	208,558
		61,539,778
Food & Staples Retailing - 0.6%
Andersons, Inc.	130,713	2,995,942
BJ's Wholesale Club Holdings, Inc. (a)	592,795	15,566,797
Casey's General Stores, Inc.	178,775	30,007,384
Chefs' Warehouse Holdings (a)(b)	117,431	4,530,488
Ingles Markets, Inc. Class A	69,067	2,685,325
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	396,744
Performance Food Group Co. (a)	516,275	24,156,507
PriceSmart, Inc.	115,330	6,969,392
Rite Aid Corp. (a)(b)	253,953	1,640,536
SpartanNash Co.	185,417	1,996,941
Sprouts Farmers Market LLC (a)(b)	573,143	10,287,917
U.S. Foods Holding Corp. (a)	1,069,681	43,268,596
United Natural Foods, Inc. (a)(b)	257,331	2,068,941
Village Super Market, Inc. Class A	37,465	935,501
Weis Markets, Inc. (b)	83,451	3,190,332
		150,697,343
Food Products - 1.2%
Alico, Inc.	12,431	371,065
Arcadia Biosciences, Inc. (a)(b)	13,698	104,790
B&G Foods, Inc. Class A (b)	320,282	5,422,374
Beyond Meat, Inc. (b)	49,513	8,299,864
Bridgford Foods Corp. (a)	700	23,443
Bunge Ltd.	690,746	36,892,744
Cal-Maine Foods, Inc. (b)	152,799	6,194,471
Calavo Growers, Inc. (b)	77,637	6,882,520
Coffee Holding Co., Inc. (a)	29,362	115,099
Darling International, Inc. (a)	806,619	15,003,113
Dean Foods Co. (b)	443,503	447,938
Farmer Brothers Co. (a)	50,454	612,512
Flowers Foods, Inc.	892,510	20,349,228
Fresh Del Monte Produce, Inc.	149,407	3,890,558
Freshpet, Inc. (a)	169,648	8,326,324
Hostess Brands, Inc. Class A (a)(b)	529,548	7,424,263
Ingredion, Inc.	325,348	25,139,640
J&J Snack Foods Corp.	73,870	14,261,342
John B. Sanfilippo & Son, Inc.	44,590	4,129,034
Lancaster Colony Corp.	95,649	13,955,189
Landec Corp. (a)	144,548	1,588,583
Lifeway Foods, Inc. (a)	26,937	78,656
Limoneira Co.	71,443	1,297,405
nLIGHT, Inc. (a)(b)	36,590	472,743
Pilgrim's Pride Corp. (a)	256,646	7,997,089
Post Holdings, Inc. (a)	323,625	32,262,176
RiceBran Technologies (a)	102,744	277,409
Rocky Mountain Chocolate Factory, Inc.	4,045	37,740
S&W Seed Co. (a)	104,872	278,960
Sanderson Farms, Inc. (b)	94,674	14,165,124
Seaboard Corp.	1,343	5,546,832
Seneca Foods Corp. Class A (a)	29,562	812,364
The Hain Celestial Group, Inc. (a)(b)	447,449	8,523,903
The Simply Good Foods Co. (a)	255,412	7,567,858
Tootsie Roll Industries, Inc. (b)	96,623	3,544,132
TreeHouse Foods, Inc. (a)(b)	272,599	13,807,139
		276,103,624
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	257,859	6,204,088
Energizer Holdings, Inc. (b)	310,838	11,967,263
Funko, Inc. (a)(b)	87,402	2,096,774
Ocean Bio-Chem, Inc.	25,804	85,153
Oil-Dri Corp. of America	22,658	696,960
Spectrum Brands Holdings, Inc. (b)	202,259	11,300,210
WD-40 Co. (b)	67,665	12,335,330
		44,685,778
Personal Products - 0.3%
Avon Products, Inc. (a)	2,161,139	9,400,955
Cyanotech Corp. (a)	3,737	10,090
Edgewell Personal Care Co. (a)	263,036	7,322,922
elf Beauty, Inc. (a)	118,967	1,941,541
Herbalife Nutrition Ltd. (a)	495,388	17,056,209
Inter Parfums, Inc.	86,107	5,535,819
LifeVantage Corp. (a)(b)	66,269	805,831
Mannatech, Inc.	4,435	71,049
MediFast, Inc.	57,625	5,760,195
MYOS Corp. (a)(b)	833	1,266
Natural Alternatives International, Inc. (a)	19,731	192,969
Natural Health Trends Corp. (b)	34,344	259,641
Nature's Sunshine Products, Inc. (a)	31,350	295,004
Nu Skin Enterprises, Inc. Class A	270,435	10,985,070
Reliv International, Inc. (a)	1,499	6,221
Revlon, Inc. (a)(b)	38,238	632,074
United-Guardian, Inc.	6,104	115,610
USANA Health Sciences, Inc. (a)	64,900	4,411,253
Veru, Inc. (a)	188,434	371,215
Youngevity International, Inc. (a)(b)	35,729	152,920
		65,327,854
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	581,840	1,140,406
Pyxus International, Inc. (a)(b)	38,644	516,670
Turning Point Brands, Inc. (b)	44,114	1,581,487
Universal Corp.	123,772	6,196,026
Vector Group Ltd. (b)	534,312	6,240,764
		15,675,353

TOTAL CONSUMER STAPLES		614,029,730

ENERGY - 2.3%
Energy Equipment & Services - 0.5%
Archrock, Inc.	655,826	6,368,070
Aspen Aerogels, Inc. (a)	83,435	503,947
Basic Energy Services, Inc. (a)(b)	98,791	131,392
C&J Energy Services, Inc. (a)	327,910	3,134,820
Carbo Ceramics, Inc. (a)(b)	108,759	179,452
Core Laboratories NV (b)	219,424	8,686,996
Dawson Geophysical Co. (a)(b)	86,896	183,351
Diamond Offshore Drilling, Inc. (a)(b)	310,439	2,014,749
Dmc Global, Inc.	67,950	2,951,069
Dril-Quip, Inc. (a)(b)	176,084	8,073,451
ENGlobal Corp. (a)(b)	48,611	51,042
Enservco Corp. (a)(b)	76,307	19,092
Era Group, Inc. (a)	88,065	834,856
Exterran Corp. (a)	155,518	1,640,715
Forum Energy Technologies, Inc. (a)	400,780	565,100
Frank's International NV (a)(b)	367,787	1,599,873
FTS International, Inc. (a)	173,534	435,570
Geospace Technologies Corp. (a)	68,128	833,887
Gulf Island Fabrication, Inc. (a)	50,167	317,557
Helix Energy Solutions Group, Inc. (a)	685,737	4,964,736
Hornbeck Offshore Services, Inc. (a)(b)	145,542	97,513
Independence Contract Drilling, Inc. (a)	162,917	171,063
ION Geophysical Corp. (a)	52,303	403,779
Key Energy Services, Inc. (a)(b)	46,431	47,824
KLX Energy Services Holdings, Inc. (a)	118,053	1,184,072
Liberty Oilfield Services, Inc. Class A (b)	244,435	2,632,565
Mammoth Energy Services, Inc. (b)	62,666	228,104
Matrix Service Co. (a)	134,805	2,678,575
McDermott International, Inc. (a)(b)	885,444	4,179,296
Mitcham Industries, Inc. (a)	40,167	142,191
Nabors Industries Ltd.	1,590,033	2,671,255
Natural Gas Services Group, Inc. (a)	51,774	558,124
NCS Multistage Holdings, Inc. (a)	58,361	126,060
Newpark Resources, Inc. (a)(b)	470,680	3,111,195
Noble Corp. (a)(b)	1,310,750	2,097,200
Oceaneering International, Inc. (a)	483,682	6,268,519
Oil States International, Inc. (a)	310,543	4,282,388
Patterson-UTI Energy, Inc.	1,012,992	8,762,381
Profire Energy, Inc. (a)	143,347	219,321
Quintana Energy Services, Inc. (a)	65,953	95,632
Ranger Energy Services, Inc. Class A (a)	20,663	131,623
RigNet, Inc. (a)	57,824	453,340
RPC, Inc. (b)	275,755	1,464,259
SAExploration Holdings, Inc.:
Series A warrants 7/27/21 (a)(d)	42	0
Series B warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	88,695	4,166,004
SEACOR Marine Holdings, Inc. (a)	91,533	1,192,675
Smart Sand, Inc. (a)	100,045	237,107
Solaris Oilfield Infrastructure, Inc. Class A (b)	153,664	2,112,880
Superior Drilling Products, Inc. (a)	61,142	53,071
Superior Energy Services, Inc. (a)	783,806	262,418
Synthesis Energy Systems, Inc. (a)(b)	3,789	11,519
TETRA Technologies, Inc. (a)	568,895	944,366
Tidewater, Inc. (a)	186,728	2,942,833
Transocean Ltd. (United States) (a)(b)	2,453,125	11,161,719
U.S. Silica Holdings, Inc. (b)	353,358	3,593,651
U.S. Well Services, Inc. (a)	48,154	144,462
Valaris PLC Class A (b)	952,302	4,437,727
		116,756,436
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp. (a)	751,149	392,025
Adams Resources & Energy, Inc.	9,725	298,461
Aemetis, Inc. (a)(b)	43,473	34,344
Alta Mesa Resources, Inc. Class A (a)(b)	581,731	56,137
Altus Midstream Co. (a)(b)	321,831	743,430
Amplify Energy Corp. New	113,995	679,410
Antero Midstream GP LP (b)	1,109,211	7,886,490
Antero Resources Corp. (a)(b)	1,037,067	3,287,502
Approach Resources, Inc. (a)(b)	207,929	39,964
Arch Coal, Inc. (b)	82,771	6,336,948
Barnwell Industries, Inc. (a)	11,088	8,094
Berry Petroleum Corp.	87,879	702,153
Bonanza Creek Energy, Inc. (a)	100,498	2,267,235
Brigham Minerals, Inc. Class A	80,191	1,603,018
California Resources Corp. (a)(b)	230,785	2,259,385
Callon Petroleum Co. (a)(b)	1,089,262	4,476,867
Carrizo Oil & Gas, Inc. (a)	409,648	3,395,982
Centennial Resource Development, Inc. Class A (a)(b)	924,755	4,457,319
Centrus Energy Corp. Class A (a)(b)	21,753	70,697
Chaparral Energy, Inc. Class A (a)(b)	163,943	218,044
Cheniere Energy, Inc. (a)	1,080,249	64,501,668
Chesapeake Energy Corp. (a)(b)	5,025,895	7,237,289
Cimarex Energy Co.	1	43
Clean Energy Fuels Corp. (a)	704,912	1,402,775
CNX Resources Corp. (a)(b)	959,566	7,647,741
Comstock Resources, Inc. (a)(b)	83,000	474,760
CONSOL Energy, Inc. (a)	139,225	2,333,411
Contango Oil & Gas Co. (a)	115,347	113,040
Continental Resources, Inc.	426,108	12,442,354
Contura Energy, Inc. (a)	24,463	704,534
CVR Energy, Inc.	147,679	5,874,671
Delek U.S. Holdings, Inc.	342,491	11,216,580
Denbury Resources, Inc. (a)(b)	2,190,972	2,366,250
Dorian Lpg Ltd. (a)	186,691	1,939,719
Earthstone Energy, Inc. (a)(b)	106,067	364,870
EQT Corp. (b)	1,244,201	12,653,524
Equitrans Midstream Corp. (b)	996,374	13,441,085
Evolution Petroleum Corp.	142,653	844,506
Extraction Oil & Gas, Inc. (a)(b)	357,728	1,441,644
Falcon Minerals Corp. (b)	182,062	1,066,883
Gevo, Inc. (a)	58,507	156,214
Goodrich Petroleum Corp. (a)(b)	27,152	287,540
Green Plains, Inc.	194,466	1,596,566
Gulfport Energy Corp. (a)	704,078	1,689,787
Hallador Energy Co.	76,925	305,392
Highpoint Resources, Inc. (a)(b)	576,924	675,001
Houston American Energy Corp. (a)(b)	96,963	19,713
International Seaways, Inc. (a)	149,900	2,581,278
Isramco, Inc. (a)	3,432	412,973
Jagged Peak Energy, Inc. (a)(b)	316,366	2,182,925
Kosmos Energy Ltd.	1,196,138	7,559,592
Laredo Petroleum, Inc. (a)	715,960	1,775,581
Lilis Energy, Inc. (a)(b)	196,083	58,845
Lonestar Resources U.S., Inc. (a)(b)	94,981	246,001
Magnolia Oil & Gas Corp. Class A (a)(b)	494,860	5,052,521
Matador Resources Co. (a)(b)	504,563	7,896,411
Mexco Energy Corp. (a)(b)	2,080	8,450
Montage Resources Corp. (a)	31,069	92,586
Murphy Oil Corp. (b)	748,284	13,641,217
NACCO Industries, Inc. Class A	20,158	1,003,465
Nextdecade Corp. (a)	57,546	322,833
Nine Energy Service, Inc. (a)	58,249	319,205
Northern Oil & Gas, Inc. (a)(b)	1,168,650	2,150,316
Oasis Petroleum, Inc. (a)	1,340,325	4,181,814
Overseas Shipholding Group, Inc. (a)	296,920	483,980
Pacific Ethanol, Inc. (a)(b)	223,039	143,860
Panhandle Royalty Co. Class A	84,554	966,452
Par Pacific Holdings, Inc. (a)	153,095	3,328,285
Parsley Energy, Inc. Class A	1,295,374	23,200,148
PBF Energy, Inc. Class A	596,128	14,128,234
PDC Energy, Inc. (a)	308,749	9,833,656
Peabody Energy Corp. (b)	394,756	7,275,353
Pedevco Corp. (a)(b)	6,070	9,469
Penn Virginia Corp. (a)	67,227	1,915,970
PrimeEnergy Corp. (a)(b)	4,446	500,175
QEP Resources, Inc.	1,151,745	4,100,212
Ramaco Resources, Inc. (a)	23,222	98,926
Range Resources Corp. (b)	1,007,916	3,588,181
Renewable Energy Group, Inc. (a)(b)	190,399	2,317,156
Rex American Resources Corp. (a)	29,772	2,044,741
Ring Energy, Inc. (a)	300,992	439,448
Roan Resources, Inc. (a)(b)	165,978	187,555
Rosehill Resources, Inc. (a)	42,623	66,066
SandRidge Energy, Inc. (a)	160,445	750,883
SemGroup Corp. Class A (b)	326,015	2,881,973
SilverBow Resources, Inc. (a)	25,559	221,852
SM Energy Co. (b)	499,466	4,734,938
Southwestern Energy Co. (a)(b)	2,577,900	4,073,082
SRC Energy, Inc. (a)	1,228,359	6,166,362
Stabilis Energy, Inc. (a)	1,423	7,827
Talos Energy, Inc. (a)	118,873	2,263,342
Targa Resources Corp.	1,141,769	41,240,696
Tellurian, Inc. (a)(b)	483,033	3,154,205
Tengasco, Inc. (a)(b)	71,660	48,729
Torchlight Energy Resources, Inc. (a)(b)	215,751	269,689
TransAtlantic Petroleum Ltd. (a)	78,088	56,223
U.S. Energy Corp. (a)(b)	16,279	9,279
Unit Corp. (a)	288,486	874,113
Uranium Energy Corp. (a)(b)	917,347	859,462
VAALCO Energy, Inc. (a)	270,263	486,473
Vertex Energy, Inc. (a)	53,517	70,107
W&T Offshore, Inc. (a)	443,687	1,943,349
Westwater Resources, Inc. (a)(b)	2,980	8,657
Whiting Petroleum Corp. (a)(b)	436,200	2,892,006
World Fuel Services Corp.	329,763	12,662,899
WPX Energy, Inc. (a)	1,940,696	20,881,889
Yuma Energy, Inc. (a)(b)	348	661
Zion Oil & Gas, Inc. (a)(b)	251,977	65,514
		422,749,155

TOTAL ENERGY		539,505,591

FINANCIALS - 16.4%
Banks - 6.0%
1st Constitution Bancorp	41,322	719,416
1st Source Corp.	86,683	3,846,125
ACNB Corp.	23,824	802,392
Allegiance Bancshares, Inc. (a)	59,693	1,934,650
Amalgamated Bank	41,842	671,564
American National Bankshares, Inc.	43,527	1,488,623
American River Bankshares	8,478	113,605
Ameris Bancorp	282,284	9,933,574
AmeriServ Financial, Inc.	14,455	59,988
Ames National Corp.	27,600	730,572
Arrow Financial Corp.	68,490	2,202,638
Associated Banc-Corp.	793,943	15,275,463
Atlantic Capital Bancshares, Inc. (a)	126,686	2,064,982
Auburn National Bancorp., Inc. (b)	5,397	218,471
Banc of California, Inc.	210,970	3,073,833
BancFirst Corp.	90,461	4,864,088
Bancorp New Jersey, Inc. (a)	400	6,280
Bancorp, Inc., Delaware (a)	278,474	2,542,468
BancorpSouth Bank	460,353	12,701,139
Bank of Commerce Holdings	96,497	964,970
Bank of Hawaii Corp.	208,406	17,231,008
Bank of Marin Bancorp	60,556	2,459,179
Bank of South Carolina Corp.	11,284	204,579
Bank of the James Financial Group, Inc.	200	2,870
Bank OZK	594,338	15,333,920
Bank7 Corp.	254	4,569
BankFinancial Corp.	79,534	927,366
BankUnited, Inc.	494,011	15,689,789
Bankwell Financial Group, Inc.	40,214	1,058,030
Banner Corp.	153,952	8,299,552
Bar Harbor Bankshares	71,268	1,572,885
BayCom Corp. (a)	26,266	580,479
BCB Bancorp, Inc.	54,338	671,618
Berkshire Hills Bancorp, Inc.	230,314	6,755,110
BOK Financial Corp.	156,734	11,933,727
Boston Private Financial Holdings, Inc.	418,800	4,447,656
Bridge Bancorp, Inc.	87,351	2,350,615
Bridgewater Bancshares, Inc. (a)	45,165	502,686
Brookline Bancorp, Inc., Delaware	406,353	5,705,196
Bryn Mawr Bank Corp.	95,536	3,257,778
Business First Bancshares, Inc.	67,317	1,590,028
Byline Bancorp, Inc. (a)	76,972	1,323,918
C & F Financial Corp.	11,595	549,603
Cadence Bancorp Class A	582,091	8,946,739
Cambridge Bancorp	17,006	1,257,424
Camden National Corp.	76,877	3,187,320
Capital City Bank Group, Inc.	61,468	1,498,590
Capstar Financial Holdings, Inc.	25,642	396,425
Carolina Financial Corp.	101,609	3,469,947
Carolina Trust Bancshares, Inc. (a)	2,200	22,110
Carter Bank & Trust (a)(b)	105,378	1,990,590
Cathay General Bancorp	373,160	12,385,180
CB Financial Services, Inc.	33,968	849,200
CBTX, Inc.	97,253	2,619,023
Centerstate Banks of Florida, Inc.	499,376	11,295,885
Central Pacific Financial Corp.	147,759	4,110,655
Central Valley Community Bancorp	60,316	1,180,987
Century Bancorp, Inc. Class A (non-vtg.)	12,609	1,021,329
Chemung Financial Corp.	14,522	583,639
CIT Group, Inc.	468,066	19,934,931
Citizens & Northern Corp.	50,431	1,196,223
Citizens Community Bancorp, Inc.	15,344	168,017
Citizens Holding Co.	12,415	248,921
City Holding Co.	83,552	6,212,091
Civista Bancshares, Inc.	66,144	1,351,322
CNB Financial Corp., Pennsylvania	70,185	1,855,691
Coastal Financial Corp. of Washington (a)	3,574	52,788
Codorus Valley Bancorp, Inc.	36,004	805,049
Colony Bankcorp, Inc.	11,155	178,034
Columbia Banking Systems, Inc.	367,312	12,675,937
Commerce Bancshares, Inc.	486,013	27,736,762
Community Bank System, Inc.	257,863	15,727,064
Community Bankers Trust Corp.	168,702	1,309,128
Community Financial Corp.	16,416	515,955
Community Trust Bancorp, Inc.	85,097	3,310,273
Community West Bancshares	400	3,912
ConnectOne Bancorp, Inc.	149,896	3,069,870
County Bancorp, Inc.	24,663	427,903
Cullen/Frost Bankers, Inc.	307,645	25,537,611
Customers Bancorp, Inc. (a)	147,026	2,777,321
CVB Financial Corp.	502,842	10,343,460
DNB Financial Corp.	20,998	864,278
Eagle Bancorp Montana, Inc.	200	3,294
Eagle Bancorp, Inc.	154,871	6,309,445
East West Bancorp, Inc.	710,684	29,230,433
Emclaire Financial Corp.	100	3,286
Enterprise Bancorp, Inc.	36,527	1,056,726
Enterprise Financial Services Corp.	111,687	4,402,702
Equity Bancshares, Inc. (a)	71,250	1,802,625
Esquire Financial Holdings, Inc. (a)	10,606	249,241
Evans Bancorp, Inc.	16,919	577,107
Farmers & Merchants Bancorp, Inc. (b)	48,925	1,251,502
Farmers National Banc Corp.	107,921	1,456,934
Fidelity D & D Bancorp, Inc. (b)	16,387	901,449
Financial Institutions, Inc.	70,563	2,050,561
First Bancorp, North Carolina	145,570	5,126,975
First Bancorp, Puerto Rico	1,071,623	10,266,148
First Bancshares, Inc.	58,866	1,856,634
First Bank Hamilton New Jersey	73,066	771,577
First Busey Corp.	221,156	5,418,322
First Business Finance Services, Inc.	36,856	831,103
First Capital, Inc. (b)	13,919	787,815
First Choice Bancorp	42,084	881,239
First Citizens Bancshares, Inc.	41,968	18,658,973
First Commonwealth Financial Corp.	492,638	6,093,932
First Community Bankshares, In	66,005	2,099,619
First Community Corp.	49,271	879,487
First Financial Bancorp, Ohio	489,060	11,453,785
First Financial Bankshares, Inc. (b)	670,686	20,536,405
First Financial Corp., Indiana	62,471	2,536,323
First Financial Northwest, Inc.	38,007	521,456
First Foundation, Inc.	197,807	2,761,386
First Guaranty Bancshares, Inc.	510	9,680
First Hawaiian, Inc.	444,859	11,432,876
First Horizon National Corp.	1,545,423	24,464,046
First Internet Bancorp	42,622	861,817
First Interstate Bancsystem, Inc.	183,590	7,160,010
First Merchants Corp.	277,645	9,917,479
First Mid-Illinois Bancshares, Inc.	51,627	1,656,710
First Midwest Bancorp, Inc., Delaware	553,539	10,627,949
First National Corp.	200	3,720
First Northwest Bancorp	28,933	462,349
First of Long Island Corp.	113,542	2,470,674
First Savings Financial Group, Inc.	1,305	76,995
First United Corp.	30,619	665,657
Flushing Financial Corp.	132,146	2,549,096
FNB Corp., Pennsylvania	1,583,015	17,017,411
FNCM Bancorp, Inc. (b)	76,169	560,604
Franklin Financial Network, Inc.	59,473	1,720,554
Franklin Financial Services Corp. (b)	17,501	552,682
Fulton Financial Corp.	823,400	13,133,230
FVCBankcorp, Inc.	16,726	276,815
German American Bancorp, Inc.	120,529	3,679,750
Glacier Bancorp, Inc. (b)	421,512	16,729,811
Glen Burnie Bancorp	18,315	192,491
Great Southern Bancorp, Inc.	60,644	3,416,683
Great Western Bancorp, Inc.	282,481	8,426,408
Guaranty Bancshares, Inc. Texas	51,786	1,560,830
Hancock Whitney Corp.	423,538	14,870,419
Hanmi Financial Corp.	161,158	2,886,340
HarborOne Bancorp, Inc.	310,828	3,095,847
Hawthorn Bancshares, Inc. (b)	51,152	1,130,459
Heartland Financial U.S.A., Inc.	163,920	7,168,222
Heritage Commerce Corp.	199,711	2,314,650
Heritage Financial Corp., Washington (b)	165,944	4,344,414
Hilltop Holdings, Inc.	362,818	8,616,928
Home Bancshares, Inc.	767,909	13,607,347
HomeTrust Bancshares, Inc.	84,570	2,132,855
Hope Bancorp, Inc.	609,324	8,171,035
Horizon Bancorp, Inc. Indiana	216,987	3,528,209
Howard Bancorp, Inc. (a)(b)	39,081	578,008
IBERIABANK Corp.	267,131	18,429,368
Independent Bank Corp.	118,499	2,302,436
Independent Bank Corp., Massachusetts	170,741	11,543,799
Independent Bank Group, Inc.	178,982	8,754,010
International Bancshares Corp.	274,093	9,754,970
Investar Holding Corp.	40,668	944,311
Investors Bancorp, Inc.	1,103,415	12,247,907
Lakeland Bancorp, Inc.	245,474	3,652,653
Lakeland Financial Corp. (b)	130,320	5,516,446
Landmark Bancorp, Inc.	339	7,763
LCNB Corp.	59,345	995,216
LegacyTexas Financial Group, Inc.	225,240	9,099,696
Limestone Bancorp, Inc. (a)	20,885	311,187
Live Oak Bancshares, Inc. (b)	131,433	2,357,908
Luther Burbank Corp.	79,459	831,141
Macatawa Bank Corp.	89,652	886,658
Mackinac Financial Corp.	22,774	322,024
Mainstreet Bancshares, Inc. (a)	23,042	491,025
Malvern Bancorp, Inc. (a)	88,487	1,871,500
MBT Financial Corp.	60,077	591,158
Mercantile Bank Corp.	82,951	2,552,402
Merchants Bancorp/IN	89,004	1,411,603
Meridian Bank/Malvern, PA (a)	300	5,205
Metropolitan Bank Holding Corp. (a)	31,227	1,130,417
Mid Penn Bancorp, Inc.	38,753	939,760
Middlefield Banc Corp. (b)	13,083	615,293
Midland States Bancorp, Inc.	98,566	2,540,046
Midsouth Bancorp, Inc.	104,152	1,077,973
MidWestOne Financial Group, Inc.	59,556	1,725,337
MutualFirst Financial, Inc.	17,373	524,143
MVB Financial Corp.	77,278	1,455,918
National Bank Holdings Corp.	130,642	4,264,155
National Bankshares, Inc.	30,379	1,017,697
NBT Bancorp, Inc.	222,339	7,775,195
Nicolet Bankshares, Inc. (a)	37,294	2,363,694
Northeast Bank	46,227	970,305
Northrim Bancorp, Inc.	32,146	1,163,685
Norwood Financial Corp.	25,663	788,367
Oak Valley Bancorp Oakdale California	988	15,956
OFG Bancorp	221,910	4,553,593
Ohio Valley Banc Corp.	14,225	458,187
Old Line Bancshares, Inc.	79,060	2,088,765
Old National Bancorp, Indiana	733,508	12,322,934
Old Point Financial Corp.	8,643	206,395
Old Second Bancorp, Inc.	130,873	1,542,993
OP Bancorp	7,707	73,217
Opus Bank	108,078	2,243,699
Origin Bancorp, Inc.	27,943	895,294
Orrstown Financial Services, Inc.	49,439	1,055,028
Pacific City Financial Corp. (b)	17,160	282,625
Pacific Mercantile Bancorp (a)	74,732	567,963
Pacific Premier Bancorp, Inc.	227,583	6,704,595
PacWest Bancorp	577,543	19,682,665
Park National Corp.	71,099	6,404,598
Parke Bancorp, Inc.	42,000	956,340
Pathfinder Bancorp, Inc.	200	2,690
Patriot National Bancorp, Inc.	1,376	18,411
PCSB Financial Corp.	83,036	1,636,640
Peapack-Gladstone Financial Corp.	77,200	2,171,636
Penns Woods Bancorp, Inc.	18,583	767,292
People's Utah Bancorp	87,209	2,311,039
Peoples Bancorp of North Carolina	30,748	856,947
Peoples Bancorp, Inc.	94,057	2,888,490
Peoples Financial Services Corp.	27,751	1,242,412
Pinnacle Financial Partners, Inc.	356,965	18,801,347
Plumas Bancorp	200	4,220
Popular, Inc.	473,920	24,913,974
Preferred Bank, Los Angeles	69,718	3,483,111
Premier Financial Bancorp, Inc.	39,963	619,427
Prosperity Bancshares, Inc. (b)	326,180	21,175,606
QCR Holdings, Inc.	66,113	2,334,450
Reliant Bancorp, Inc.	24,425	559,577
Renasant Corp.	238,580	7,823,038
Republic Bancorp, Inc., Kentucky Class A	54,727	2,323,161
Republic First Bancorp, Inc. (a)(b)	240,926	974,546
S&T Bancorp, Inc.	169,887	5,813,533
Salisbury Bancorp, Inc.	200	7,626
Sandy Spring Bancorp, Inc.	181,582	6,079,365
SB Financial Group, Inc.	9,637	155,927
SB One Bancorp	28,331	632,348
Seacoast Banking Corp., Florida (a)	263,727	6,155,388
Select Bancorp, Inc. New (a)	74,170	808,453
ServisFirst Bancshares, Inc.	231,649	7,042,130
Shore Bancshares, Inc.	41,535	637,978
Sierra Bancorp	55,353	1,363,898
Signature Bank	270,381	31,539,944
Simmons First National Corp. Class A	471,200	11,308,800
SmartFinancial, Inc. (a)	47,764	925,666
Sound Financial Bancorp, Inc.	300	10,590
South Plains Financial, Inc.	18,320	299,715
South State Corp.	173,786	12,787,174
Southern First Bancshares, Inc. (a)	40,709	1,553,863
Southern National Bancorp of Virginia, Inc.	87,136	1,273,928
Southside Bancshares, Inc. (b)	162,380	5,347,173
Spirit of Texas Bancshares, Inc. (a)	67,407	1,388,584
Sterling Bancorp	1,023,507	19,518,278
Stewardship Financial Corp.	43,779	679,450
Stock Yards Bancorp, Inc.	112,644	4,088,977
Summit Financial Group, Inc.	29,303	721,733
Summit State Bank	200	2,400
Synovus Financial Corp.	772,922	27,469,648
Tcf Financial Corp.	758,274	29,239,045
Texas Capital Bancshares, Inc. (a)	254,571	13,716,285
The Bank of Princeton	25,818	689,341
The Fauquier Bank	800	16,480
The First Bancorp, Inc.	39,635	1,006,729
Tompkins Financial Corp.	62,450	4,939,795
TowneBank	325,256	8,544,475
Trico Bancshares	132,135	4,672,294
TriState Capital Holdings, Inc. (a)	111,590	2,203,903
Triumph Bancorp, Inc. (a)	121,869	3,654,851
Trustmark Corp. (b)	318,900	10,421,652
Two River Bancorp	42,472	803,146
UMB Financial Corp.	218,372	13,608,943
Umpqua Holdings Corp.	1,102,834	17,325,522
Union Bankshares Corp.	357,566	12,911,708
Union Bankshares, Inc. (b)	25,753	706,662
United Bancorp, Inc.	40,892	459,626
United Bancshares, Inc.	200	3,868
United Bankshares, Inc., West Virginia (b)	504,506	18,606,181
United Community Bank, Inc.	394,340	10,414,519
United Security Bancshares, Inc.	8,386	79,248
United Security Bancshares, California	22,642	235,024
Unity Bancorp, Inc.	56,085	1,100,949
Univest Corp. of Pennsylvania	147,138	3,724,063
Valley National Bancorp (b)	1,639,043	17,226,342
Veritex Holdings, Inc.	230,078	5,429,841
Village Bank & Trust Financial Corp. (a)	8,718	299,115
Washington Trust Bancorp, Inc.	74,385	3,451,464
Webster Financial Corp.	450,841	20,179,643
Wellesley Bancorp, Inc.	200	6,160
WesBanco, Inc.	271,674	9,296,684
West Bancorp., Inc.	72,727	1,515,631
Westamerica Bancorp. (b)	133,660	8,234,793
Western Alliance Bancorp.	470,468	20,427,721
Wintrust Financial Corp.	276,060	17,344,850
		1,398,936,484
Capital Markets - 2.2%
Ares Management Corp.	332,043	9,662,451
Artisan Partners Asset Management, Inc.	258,283	6,880,659
Ashford, Inc. (a)	5,527	139,557
Associated Capital Group, Inc.	20,279	704,898
B. Riley Financial, Inc.	76,339	1,615,333
BGC Partners, Inc. Class A	1,348,186	6,875,749
Blucora, Inc. (a)	236,766	5,346,176
Cohen & Co., Inc. (b)	1,650	6,060
Cohen & Steers, Inc.	107,714	5,809,016
Cowen Group, Inc. Class A (a)(b)	139,552	2,178,407
Diamond Hill Investment Group, Inc.	15,889	2,143,426
Donnelley Financial Solutions, Inc. (a)	163,920	1,742,470
Eaton Vance Corp. (non-vtg.)	555,360	23,947,123
Evercore, Inc. Class A	199,960	15,948,810
FactSet Research Systems, Inc. (b)	182,463	49,646,358
Federated Investors, Inc. Class B (non-vtg.)	475,679	15,240,755
Gain Capital Holdings, Inc. (b)	113,781	517,704
GAMCO Investors, Inc. Class A	21,697	383,386
Great Elm Capital Group, Inc. (a)	109,690	405,853
Greenhill & Co., Inc. (b)	92,423	1,297,619
GTY Govtech, Inc. (a)	165,217	1,034,258
Hamilton Lane, Inc. Class A	93,217	5,792,504
Hennessy Advisors, Inc.	9,579	94,928
Houlihan Lokey	166,493	7,355,661
iFresh, Inc. (a)(b)	19,708	35,869
Interactive Brokers Group, Inc.	369,440	17,437,568
INTL FCStone, Inc. (a)	76,805	3,011,524
Janus Henderson Group PLC (b)	808,428	15,449,059
KKR & Co. LP (b)	2,663,058	68,813,419
Ladenburg Thalmann Financial Services, Inc.	559,157	1,095,948
Lazard Ltd. Class A	632,605	21,723,656
Legg Mason, Inc.	426,235	15,681,186
LPL Financial	406,704	30,482,465
Manning & Napier, Inc. Class A	53,255	101,185
Medley Management, Inc. (b)	32,101	108,180
Moelis & Co. Class A	238,115	7,983,996
Morningstar, Inc.	90,035	14,547,855
National Holdings Corp. (a)(b)	3,418	7,964
National Holdings Corp. warrants 1/18/22 (a)	3,483	697
Oppenheimer Holdings, Inc. Class A (non-vtg.)	46,860	1,300,834
Piper Jaffray Companies (b)	71,265	5,185,241
PJT Partners, Inc.	102,110	4,248,797
Pzena Investment Management, Inc.	60,039	488,117
Safeguard Scientifics, Inc. (a)	89,756	1,073,482
SEI Investments Co.	624,715	35,927,360
Siebert Financial Corp. (a)(b)	17,943	196,835
Silvercrest Asset Management Group Class A	18,263	238,697
Stifel Financial Corp.	342,808	18,312,803
TD Ameritrade Holding Corp.	1,292,051	57,379,985
Tradeweb Markets, Inc. Class A (b)	230,687	9,824,959
U.S. Global Investments, Inc. Class A	35,952	77,297
Value Line, Inc.	12,911	346,015
Virtu Financial, Inc. Class A (b)	321,799	6,049,821
Virtus Investment Partners, Inc.	34,438	3,674,190
Waddell & Reed Financial, Inc. Class A (b)	367,482	5,942,184
Westwood Holdings Group, Inc.	46,301	1,270,962
WisdomTree Investments, Inc. (b)	584,077	2,809,410
		515,596,721
Consumer Finance - 0.9%
Ally Financial, Inc.	1,931,208	60,543,371
Asta Funding, Inc. (a)	34,340	246,218
Atlanticus Holdings Corp. (a)	32,978	209,740
Consumer Portfolio Services, Inc. (a)(b)	85,827	304,686
Credit Acceptance Corp. (a)(b)	58,856	26,641,168
CURO Group Holdings Corp. (a)(b)	74,216	1,010,822
Elevate Credit, Inc. (a)	76,316	328,922
Encore Capital Group, Inc. (a)(b)	127,953	4,721,466
Enova International, Inc. (a)	166,709	3,984,345
EZCORP, Inc. (non-vtg.) Class A (a)	258,475	2,034,198
First Cash Financial Services, Inc.	211,107	20,842,594
Green Dot Corp. Class A (a)	232,661	7,114,773
LendingClub Corp. (a)(b)	423,442	5,542,856
Navient Corp.	1,038,280	13,227,687
Nelnet, Inc. Class A	105,116	7,048,028
Nicholas Financial, Inc. (a)	72,274	677,930
OneMain Holdings, Inc.	368,179	13,199,217
PRA Group, Inc. (a)(b)	222,444	7,594,238
Regional Management Corp. (a)	41,860	1,077,895
Santander Consumer U.S.A. Holdings, Inc.	550,624	14,376,793
SLM Corp.	2,107,400	17,786,456
World Acceptance Corp. (a)	31,278	4,156,846
		212,670,249
Diversified Financial Services - 0.5%
A-Mark Precious Metals, Inc. (a)	15,255	215,706
AXA Equitable Holdings, Inc.	1,209,622	25,123,849
Cannae Holdings, Inc. (a)	338,762	9,424,359
Columbia Financial, Inc. (a)	256,463	3,887,979
FB Financial Corp.	86,215	3,092,532
FGL Holdings Class A	866,481	6,914,518
FlexShopper, Inc. (a)(b)	60,932	110,287
Focus Financial Partners, Inc. Class A (a)(b)	108,022	2,216,611
HF Foods Group, Inc. (a)	17,112	331,631
International Money Express, Inc. (a)	80,966	1,055,797
Level One Bancorp, Inc.	5,051	118,648
Marlin Business Services Corp.	36,807	796,135
On Deck Capital, Inc. (a)	254,442	826,937
Pennymac Financial Services, Inc.	309,284	9,151,714
Rafael Holdings, Inc. (a)	52,713	1,064,803
RBB Bancorp	50,371	928,338
Sachem Capital Corp.	73,750	358,425
Victory Capital Holdings, Inc.	75,968	1,213,209
Voya Financial, Inc.	694,878	34,271,383
		101,102,861
Insurance - 4.3%
1347 Property Insurance Holdings, Inc. (a)	6,863	33,354
Alleghany Corp. (a)	70,320	52,691,479
AMBAC Financial Group, Inc. (a)	221,048	3,987,706
American Equity Investment Life Holding Co.	439,613	9,473,660
American Financial Group, Inc.	332,159	33,538,094
American National Insurance Co.	44,243	5,046,799
Amerisafe, Inc.	94,864	6,517,157
Arch Capital Group Ltd. (a)	1,970,308	77,827,166
Argo Group International Holdings, Ltd.	167,211	10,989,107
Assured Guaranty Ltd.	489,665	20,835,246
Athene Holding Ltd. (a)	567,413	22,049,669
Atlas Financial Holdings, Inc. (a)(b)	41,883	16,850
Axis Capital Holdings Ltd.	410,894	25,224,783
Blue Capital Reinsurance Holdings Ltd.	23,495	189,605
Brighthouse Financial, Inc. (a)	566,597	19,978,210
Brown & Brown, Inc.	1,141,398	42,106,172
Citizens, Inc. Class A (a)(b)	231,810	1,455,767
CNA Financial Corp.	140,928	6,641,937
CNO Financial Group, Inc.	793,198	11,485,507
Conifer Holdings, Inc. (a)	13,147	46,015
Crawford & Co.:
Class A	49,698	479,586
Class B	51,302	444,275
Donegal Group, Inc. Class A	99,122	1,430,330
eHealth, Inc. (a)	93,978	7,829,307
EMC Insurance Group	51,798	1,861,620
Employers Holdings, Inc.	161,500	6,965,495
Enstar Group Ltd. (a)	73,188	13,072,841
Erie Indemnity Co. Class A (b)	97,344	21,348,513
FBL Financial Group, Inc. Class A	49,164	2,666,164
Fednat Holding Co.	49,542	605,899
First American Financial Corp.	547,132	31,979,865
FNF Group	1,344,915	59,095,565
Genworth Financial, Inc. Class A	2,481,846	10,994,578
Global Indemnity Ltd.	29,707	764,955
Goosehead Insurance (b)	52,926	2,447,298
Greenlight Capital Re, Ltd. (a)(b)	135,667	1,246,780
Hallmark Financial Services, Inc. (a)	59,661	1,048,840
Hanover Insurance Group, Inc.	199,255	26,530,803
HCI Group, Inc. (b)	35,392	1,379,226
Health Insurance Innovations, Inc. (a)(b)	55,230	1,012,918
Heritage Insurance Holdings, Inc.	111,647	1,463,692
Horace Mann Educators Corp.	200,743	8,806,595
Independence Holding Co.	40,534	1,500,569
Investors Title Co.	6,063	892,474
James River Group Holdings Ltd.	146,412	7,215,183
Kemper Corp.	304,382	21,300,652
Kingstone Companies, Inc.	38,480	311,303
Kinsale Capital Group, Inc.	97,191	9,547,072
Maiden Holdings Ltd.	310,745	149,158
Markel Corp. (a)	66,989	76,573,786
MBIA, Inc. (a)(b)	448,649	4,037,841
Mercury General Corp.	137,252	7,342,982
National General Holdings Corp.	323,564	7,629,639
National Western Life Group, Inc.	11,270	2,905,631
NI Holdings, Inc. (a)	44,844	753,379
Old Republic International Corp.	1,391,569	32,507,052
Palomar Holdings, Inc.	29,905	1,017,667
Primerica, Inc.	206,698	24,632,201
ProAssurance Corp.	264,057	10,316,707
Protective Insurance Corp. Class B	41,959	679,736
Reinsurance Group of America, Inc.	304,776	46,926,361
RenaissanceRe Holdings Ltd.	215,486	38,905,997
RLI Corp. (b)	195,142	17,869,153
Safety Insurance Group, Inc.	73,812	7,118,429
Selective Insurance Group, Inc.	289,942	23,088,081
State Auto Financial Corp.	82,039	2,622,787
Stewart Information Services Corp.	115,693	4,144,123
Third Point Reinsurance Ltd. (a)	386,233	3,638,315
Tiptree, Inc.	126,062	874,870
Trupanion, Inc. (a)(b)	133,941	3,226,639
United Fire Group, Inc.	107,414	4,850,816
United Insurance Holdings Corp. (b)	106,186	1,244,500
Universal Insurance Holdings, Inc.	158,794	3,969,850
W.R. Berkley Corp.	694,821	49,505,996
Watford Holdings Ltd. (a)(b)	19,177	444,906
White Mountains Insurance Group Ltd.	15,750	16,706,025
		988,059,308
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	179,523	2,691,050
AGNC Investment Corp.	2,580,404	38,370,607
Annaly Capital Management, Inc.	7,116,859	59,069,930
Anworth Mortgage Asset Corp.	550,803	1,707,489
Apollo Commercial Real Estate Finance, Inc.	654,083	12,133,240
Arbor Realty Trust, Inc. (b)	400,482	5,026,049
Ares Commercial Real Estate Corp.	137,967	2,068,125
Arlington Asset Investment Corp. (b)	206,659	1,020,895
Armour Residential REIT, Inc.	269,137	4,419,230
Blackstone Mortgage Trust, Inc. (b)	650,284	22,629,883
Capstead Mortgage Corp.	464,002	3,373,295
Cherry Hill Mortgage Investment Corp.	102,674	1,235,168
Chimera Investment Corp.	884,627	16,869,837
Dynex Capital, Inc. (b)	137,699	1,944,310
Ellington Financial LLC	167,343	2,923,482
Ellington Residential Mortgage REIT (b)	39,894	390,562
Exantas Capital Corp.	151,043	1,693,192
Granite Point Mortgage Trust, Inc.	269,669	4,932,246
Great Ajax Corp.	123,265	1,797,204
Hunt Companies Finance Trust, Inc.	76,218	249,233
Invesco Mortgage Capital, Inc.	698,858	10,503,836
KKR Real Estate Finance Trust, Inc.	140,227	2,651,693
Ladder Capital Corp. Class A	454,235	7,622,063
Manhattan Bridge Capital, Inc.	2,400	14,664
MFA Financial, Inc.	2,235,500	16,028,535
New Residential Investment Corp.	2,023,138	28,465,552
New York Mortgage Trust, Inc.	1,099,794	6,763,733
Orchid Island Capital, Inc. (b)	295,341	1,603,702
PennyMac Mortgage Investment Trust	365,681	7,957,219
Redwood Trust, Inc.	478,544	7,943,830
Starwood Property Trust, Inc.	1,371,303	32,129,629
TPG RE Finance Trust, Inc.	284,943	5,530,744
Tremont Mortgage Trust	25,608	110,370
Two Harbors Investment Corp.	1,351,911	17,074,636
Western Asset Mortgage Capital Corp.	269,396	2,532,322
ZAIS Financial Corp.	153,283	2,250,194
		333,727,749
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	76,221	3,551,136
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	268,262	6,950,668
Capitol Federal Financial, Inc.	712,773	9,601,052
CBM Bancorp, Inc. (a)	100	1,380
Central Federal Corp. (a)	700	8,302
Dime Community Bancshares, Inc.	159,477	3,162,429
Elmira Savings Bank	890	12,487
Entegra Financial Corp. (a)	41,791	1,255,402
ESSA Bancorp, Inc.	31,879	487,749
Essent Group Ltd.	485,175	23,530,988
Farmer Mac Class C (non-vtg.)	50,450	4,154,558
First Defiance Financial Corp.	103,077	2,695,464
Flagstar Bancorp, Inc.	143,685	5,222,950
FS Bancorp, Inc.	17,074	826,382
Greene County Bancorp, Inc.	2,194	59,019
Guaranty Federal Bancshares, Inc.	200	4,790
Hingham Institution for Savings	8,302	1,495,190
HMN Financial, Inc. (a)	3,999	85,079
Home Bancorp, Inc.	30,230	1,126,974
Home Federal Bancorp, Inc.	666	21,059
HomeStreet, Inc. (a)	137,090	3,615,063
IF Bancorp, Inc.	400	8,408
Impac Mortgage Holdings, Inc. (a)(b)	64,633	413,651
Kearny Financial Corp.	461,977	5,811,671
LendingTree, Inc. (a)(b)	36,793	11,409,141
Meridian Bancorp, Inc. Maryland	276,274	4,829,270
Meta Financial Group, Inc.	143,789	4,444,518
MGIC Investment Corp.	1,728,870	21,870,206
MMA Capital Management, LLC (a)	10,324	305,590
MSB Financial Corp.	400	6,400
New York Community Bancorp, Inc.	2,302,280	26,568,311
NMI Holdings, Inc. (a)	339,389	9,618,284
Northfield Bancorp, Inc.	225,209	3,495,244
Northwest Bancshares, Inc.	534,432	8,449,370
OceanFirst Financial Corp. (b)	228,481	4,802,671
Ocwen Financial Corp. (a)	551,866	987,840
Oritani Financial Corp.	199,641	3,419,850
PB Bancorp, Inc.	6,939	79,243
PDL Community Bancorp (a)	2,100	29,379
Provident Bancorp, Inc. (a)	55,058	1,394,069
Provident Financial Holdings, Inc. (b)	23,856	481,653
Provident Financial Services, Inc.	314,354	7,484,769
Prudential Bancorp, Inc.	120,325	1,946,859
Radian Group, Inc.	1,015,788	22,906,019
Randolph Bancorp, Inc. (a)	1,300	19,396
Riverview Bancorp, Inc.	143,960	1,014,918
Security National Financial Corp. Class A	41,883	208,159
Severn Bancorp, Inc.	800	6,360
Southern Missouri Bancorp, Inc.	20,823	695,488
Standard AVB Financial Corp.	400	10,800
Sterling Bancorp, Inc.	111,108	1,036,638
Territorial Bancorp, Inc.	30,975	847,166
TFS Financial Corp. (b)	302,313	5,293,501
Timberland Bancorp, Inc.	31,588	807,705
Trustco Bank Corp., New York	484,390	3,715,271
United Community Financial Corp.	246,363	2,377,403
United Financial Bancorp, Inc. New	257,319	3,216,488
Walker & Dunlop, Inc.	140,082	7,824,981
Washington Federal, Inc.	400,124	14,244,414
Waterstone Financial, Inc.	139,160	2,308,664
Westfield Financial, Inc.	129,100	1,147,699
WMI Holdings Corp. (a)	132,274	1,165,334
WSFS Financial Corp.	265,858	10,958,667
		261,978,453

TOTAL FINANCIALS		3,815,622,961

HEALTH CARE - 12.8%
Biotechnology - 4.9%
Abeona Therapeutics, Inc. (a)	157,854	243,095
ACADIA Pharmaceuticals, Inc. (a)(b)	549,038	15,186,391
Acceleron Pharma, Inc. (a)	217,360	9,761,638
Achillion Pharmaceuticals, Inc. (a)	692,167	3,010,926
Acorda Therapeutics, Inc. (a)	191,329	617,993
Actinium Pharmaceuticals, Inc. (a)	386,446	88,883
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	605,968
ADMA Biologics, Inc. (a)(b)	179,017	801,996
Aduro Biotech, Inc. (a)	258,844	318,378
Advaxis, Inc. (a)	45,537	15,551
Adverum Biotechnologies, Inc. (a)(b)	273,618	2,826,474
Aeglea BioTherapeutics, Inc. (a)	109,320	853,243
Aerpio Pharmaceuticals, Inc. (a)(b)	80,581	58,824
Aevi Genomic Medicine, Inc. (a)	123,543	22,547
Agenus, Inc. (a)(b)	528,497	1,522,071
AgeX Therapeutics, Inc. (a)(b)	61,626	167,623
Agios Pharmaceuticals, Inc. (a)(b)	246,507	9,354,941
Aileron Therapeutics, Inc. (a)(b)	24,993	18,242
Aimmune Therapeutics, Inc. (a)(b)	176,727	3,603,464
Akebia Therapeutics, Inc. (a)(b)	544,575	2,249,095
Albireo Pharma, Inc. (a)	45,952	1,123,526
Alder Biopharmaceuticals, Inc. (a)(b)	370,940	3,319,913
Aldeyra Therapeutics, Inc. (a)	114,810	506,312
Alector, Inc. (b)	54,475	896,659
Alkermes PLC (a)	763,810	16,024,734
Allakos, Inc. (a)(b)	117,041	10,353,447
Allena Pharmaceuticals, Inc. (a)	34,443	143,627
Allogene Therapeutics, Inc. (b)	94,512	2,573,562
Alnylam Pharmaceuticals, Inc. (a)	466,471	37,639,545
Alpine Immune Sciences, Inc. (a)	17,610	86,113
Altimmune, Inc. (a)(b)	56,613	119,453
AMAG Pharmaceuticals, Inc. (a)(b)	163,122	1,781,292
Amicus Therapeutics, Inc. (a)(b)	1,226,933	12,134,367
AmpliPhi Biosciences Corp. (a)(b)	5,111	22,755
AnaptysBio, Inc. (a)(b)	113,111	4,597,962
Anavex Life Sciences Corp. (a)(b)	245,272	647,518
Anika Therapeutics, Inc. (a)(b)	69,668	3,954,356
Anixa Biosciences, Inc. (a)(b)	73,019	289,885
Apellis Pharmaceuticals, Inc. (a)	188,536	5,486,398
Applied Genetic Technologies Corp. (a)	46,793	147,866
Aptevo Therapeutics, Inc. (a)	65,382	45,336
Aptinyx, Inc. (a)	39,385	133,121
AquaBounty Technologies, Inc. (a)(b)	43,622	123,886
Aravive, Inc. (a)	17,527	104,811
ARCA Biopharma, Inc. (a)(b)	2,654	14,809
Arcus Biosciences, Inc. (a)(b)	57,927	452,410
Ardelyx, Inc. (a)	222,415	756,211
Arena Pharmaceuticals, Inc. (a)	242,147	12,807,155
ArQule, Inc. (a)(b)	512,384	4,590,961
Arrowhead Pharmaceuticals, Inc. (a)(b)	467,141	15,962,208
Assembly Biosciences, Inc. (a)	104,176	1,178,231
Atara Biotherapeutics, Inc. (a)(b)	259,852	3,508,002
Athersys, Inc. (a)(b)	600,575	798,765
aTyr Pharma, Inc.	6,602	19,410
Audentes Therapeutics, Inc. (a)	177,560	5,522,116
AVEO Pharmaceuticals, Inc. (a)(b)	610,730	419,022
Avid Bioservices, Inc. (a)	273,597	1,887,819
AVROBIO, Inc. (a)	103,203	2,010,394
Bellicum Pharmaceuticals, Inc. (a)(b)	198,381	230,122
Bio Path Holdings, Inc. (a)(b)	14,635	162,595
Biocept, Inc. (a)(b)	68,057	59,890
BioCryst Pharmaceuticals, Inc. (a)(b)	565,418	1,690,600
Biohaven Pharmaceutical Holding Co. Ltd. (a)	200,310	7,850,149
BioMarin Pharmaceutical, Inc. (a)	878,981	65,976,314
Biospecifics Technologies Corp. (a)	26,131	1,439,295
BioTime, Inc. (b)	632,706	591,200
bluebird bio, Inc. (a)(b)	271,587	28,057,653
Blueprint Medicines Corp. (a)	238,256	18,267,088
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	220,741
Calithera Biosciences, Inc. (a)	223,512	887,343
Calyxt, Inc. (a)(b)	41,012	253,864
Cancer Genetics, Inc. (a)	66,933	6,954
Capricor Therapeutics, Inc. (a)(b)	7,347	17,486
CareDx, Inc. (a)	185,504	4,233,201
CASI Pharmaceuticals, Inc. (a)(b)	242,893	791,831
Catabasis Pharmaceuticals, Inc. (a)(b)	51,967	320,636
Catalyst Biosciences, Inc. (a)(b)	69,273	441,962
Catalyst Pharmaceutical Partners, Inc. (a)	465,135	2,865,232
Cel-Sci Corp. (a)(b)	142,790	1,023,804
Celcuity, Inc. (a)	14,316	257,545
Celldex Therapeutics, Inc. (a)	47,868	101,480
Cellectar Biosciences, Inc. (a)(b)	7,104	15,060
Cellular Biomedicine Group, Inc. (a)(b)	52,183	643,938
Celsion Corp. (a)(b)	34,220	62,623
ChemoCentryx, Inc. (a)	189,540	1,262,336
Chimerix, Inc. (a)	239,256	483,297
Cidara Therapeutics, Inc. (a)(b)	38,035	63,899
Cleveland Biolabs, Inc. (a)(b)	9,814	13,838
Clovis Oncology, Inc. (a)(b)	252,289	1,415,341
Co.-Diagnostics, Inc. (a)(b)	39,607	42,379
CohBar, Inc. (a)(b)	98,160	133,498
Coherus BioSciences, Inc. (a)(b)	290,480	6,445,751
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	41,604
Concert Pharmaceuticals, Inc. (a)	82,951	835,317
Constellation Pharmaceuticals, Inc. (a)(b)	16,267	117,936
ContraFect Corp. (a)	293,502	102,726
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	277,420	1,437,036
Cortexyme, Inc. (b)	23,100	458,535
Corvus Pharmaceuticals, Inc. (a)	62,848	214,312
Crinetics Pharmaceuticals, Inc. (a)(b)	33,181	526,251
CTI BioPharma Corp. (a)(b)	232,172	165,748
Cue Biopharma, Inc. (a)(b)	69,871	572,243
Curis, Inc. (a)	112,824	216,622
Cyclacel Pharmaceuticals, Inc.(a)	17,418	6,753
Cytokinetics, Inc. (a)	294,047	4,131,360
CytomX Therapeutics, Inc. (a)	226,661	1,990,084
CytRx Corp. (a)	103,666	33,173
Deciphera Pharmaceuticals, Inc. (a)	120,051	4,355,450
Denali Therapeutics, Inc. (a)(b)	334,770	6,025,860
DiaMedica Therapeutics, Inc. (a)	15,399	45,889
Dicerna Pharmaceuticals, Inc. (a)	265,368	3,688,615
Diffusion Pharmaceuticals, Inc. (a)(b)	10,060	19,516
Dyadic International, Inc. (a)	105,359	642,690
Dynavax Technologies Corp. (a)(b)	433,858	1,796,172
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,779,181
Edge Therapeutics, Inc. (a)(b)	4,483	24,701
Editas Medicine, Inc. (a)(b)	221,369	5,496,592
Eidos Therapeutics, Inc. (a)(b)	30,618	1,280,139
Eiger Biopharmaceuticals, Inc. (a)	109,342	1,191,828
Emergent BioSolutions, Inc. (a)	218,855	9,585,849
Enanta Pharmaceuticals, Inc. (a)	79,709	5,623,470
Enochian Biosciences, Inc. (a)(b)	2,262	10,631
Epizyme, Inc. (a)(b)	354,723	4,600,757
Esperion Therapeutics, Inc. (a)(b)	120,726	4,423,401
Evelo Biosciences, Inc. (a)(b)	35,269	193,627
Exact Sciences Corp. (a)	633,442	75,518,955
Exelixis, Inc. (a)	1,472,972	29,238,494
Fate Therapeutics, Inc. (a)	296,279	4,835,273
Fibrocell Science, Inc. (a)(b)	66,376	125,783
FibroGen, Inc. (a)	373,895	16,698,151
Five Prime Therapeutics, Inc. (a)	180,556	980,419
Flexion Therapeutics, Inc. (a)(b)	163,082	2,147,790
Fortress Biotech, Inc. (a)	157,432	284,952
Forty Seven, Inc. (a)	121,593	921,675
Galectin Therapeutics, Inc. (a)(b)	182,431	607,495
Genocea Biosciences, Inc. (a)(b)	98,878	310,477
Genomic Health, Inc. (a)	104,696	8,025,995
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)(b)	927,720	1,298,808
Global Blood Therapeutics, Inc. (a)(b)	291,277	13,392,916
GlycoMimetics, Inc. (a)(b)	178,499	594,402
Gossamer Bio, Inc. (b)	94,330	1,977,157
Gritstone Oncology, Inc.	88,557	896,197
Halozyme Therapeutics, Inc. (a)(b)	634,296	10,478,570
Harpoon Therapeutics, Inc.	2,000	28,960
Heat Biologics, Inc. (a)	152,517	77,784
Hemispherx Biopharma, Inc. (a)(b)	1,427	2,569
Heron Therapeutics, Inc. (a)(b)	350,909	6,498,835
Histogenics Corp. (a)(b)	218,931	52,543
Homology Medicines, Inc. (a)(b)	127,912	2,418,816
iBio, Inc. (a)(b)	29,669	18,813
Idera Pharmaceuticals, Inc. (a)(b)	101,043	237,451
Immucell Corp. (a)	6,616	35,726
Immunic, Inc. (a)(b)	3,945	67,104
ImmunoGen, Inc. (a)	739,556	2,011,592
Immunomedics, Inc. (a)(b)	855,558	10,951,142
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	273,873
Inovio Pharmaceuticals, Inc. (a)(b)	498,595	1,076,965
Insmed, Inc. (a)	422,254	6,941,856
Intellia Therapeutics, Inc. (a)(b)	157,918	2,240,856
Intercept Pharmaceuticals, Inc. (a)(b)	115,768	7,429,990
Intrexon Corp. (a)(b)	357,665	2,088,764
Invitae Corp. (a)	415,940	10,090,704
Ionis Pharmaceuticals, Inc. (a)	688,962	43,549,288
Iovance Biotherapeutics, Inc. (a)	609,825	12,812,423
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	752,072	7,001,790
IsoRay, Inc. (a)(b)	208,785	69,275
Iveric Bio, Inc. (a)	121,119	133,231
Jounce Therapeutics, Inc. (a)(b)	76,862	289,770
Kadmon Holdings, Inc. (a)(b)	654,837	1,401,351
Kaleido Biosciences, Inc. (a)(b)	22,431	209,954
Kalvista Pharmaceuticals, Inc. (a)	53,617	837,498
Karyopharm Therapeutics, Inc. (a)(b)	238,564	2,061,193
Kezar Life Sciences, Inc. (a)(b)	24,024	81,201
Kindred Biosciences, Inc. (a)	170,314	1,270,542
Kiniksa Pharmaceuticals Ltd. (a)(b)	54,867	484,476
Kodiak Sciences, Inc.	50,694	557,634
Krystal Biotech, Inc. (a)	54,475	2,451,375
Kura Oncology, Inc. (a)(b)	199,048	3,021,549
La Jolla Pharmaceutical Co. (a)(b)	115,502	1,105,354
Leap Therapeutics, Inc. (a)(b)	59,536	89,899
Lexicon Pharmaceuticals, Inc. (a)(b)	239,086	315,594
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	95,806	8,709,723
General CVR (a)	26,087	149
Glucagon CVR (a)	26,087	1,317
rights (a)	26,087	130
TR Beta CVR (a)	26,087	6,261
Liquidia Technologies, Inc. (a)	49,612	201,425
LogicBio Therapeutics, Inc. (b)	26,984	269,840
Macrogenics, Inc. (a)	219,344	3,145,393
Madrigal Pharmaceuticals, Inc. (a)(b)	39,898	3,698,545
Magenta Therapeutics, Inc. (a)	78,171	807,506
MannKind Corp. (a)(b)	909,470	1,000,417
Marker Therapeutics, Inc. (a)(b)	139,201	719,669
Matinas BioPharma Holdings, Inc. (a)(b)	552,298	382,356
MediciNova, Inc. (a)(b)	201,492	1,744,921
MEI Pharma, Inc. (a)	153,139	261,868
Menlo Therapeutics, Inc. (a)	35,234	173,351
Merrimack Pharmaceuticals, Inc.	57,524	360,675
Minerva Neurosciences, Inc. (a)	169,366	1,209,273
Miragen Therapeutics, Inc. (a)	80,669	92,769
Mirati Therapeutics, Inc. (a)(b)	159,995	13,114,790
Molecular Templates, Inc. (a)	73,440	369,403
Moleculin Biotech, Inc. (a)	87,362	98,719
Momenta Pharmaceuticals, Inc. (a)	494,015	6,239,409
Motus GI Holdings, Inc. (a)(b)	121,781	321,502
Myriad Genetics, Inc. (a)	357,348	8,408,398
NanoViricides, Inc. (a)	140,703	29,548
NantKwest, Inc. (a)(b)	114,076	148,299
Natera, Inc. (a)	289,696	9,545,483
Navidea Biopharmaceuticals, Inc. (a)	28,052	15,008
Neoleukin Therapeutics, Inc. (a)	101,486	338,963
Neon Therapeutics, Inc. (a)	20,124	54,134
Neubase Therapeutics, Inc. (a)(b)	11,574	54,745
Neuralstem, Inc. (a)(b)	3,323	5,682
Neurocrine Biosciences, Inc. (a)	448,971	44,636,697
Neurotrope, Inc. (a)(b)	28,101	149,216
NewLink Genetics Corp. (a)(b)	118,072	190,096
NextCure, Inc.	31,051	1,078,401
Novavax, Inc. (a)(b)	105,567	630,235
OncoCyte Corp. (a)(b)	130,915	259,212
OncoGenex Pharmaceuticals, Inc. (a)(b)	35,278	70,556
OncoMed Pharmaceuticals, Inc. rights (a)(c)	102,576	1
OncoSec Medical, Inc. (a)	22,317	45,527
Oncternal Therapeutics, Inc. (a)(b)	6,762	37,800
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)(b)	80	576
Opiant Pharmaceuticals, Inc. (a)	6,002	86,909
Opko Health, Inc. (a)(b)	2,005,423	3,689,978
Oragenics, Inc. (a)	7,849	3,128
Organogenesis Holdings, Inc. Class A (a)(b)	82,278	338,985
Organovo Holdings, Inc. (a)	488,772	124,637
Orgenesis, Inc. (a)(b)	44,808	203,876
OvaScience, Inc. (a)	10,129	61,382
Ovid Therapeutics, Inc. (a)(b)	117,108	207,281
Palatin Technologies, Inc. (a)(b)	1,049,809	945,983
PDL BioPharma, Inc. (a)	656,974	1,537,319
Pfenex, Inc. (a)	141,465	1,039,768
PhaseBio Pharmaceuticals, Inc. (a)	68,737	593,888
Plus Therapeutics, Inc. (a)(b)	306	4,694
Polarityte, Inc. (a)(b)	96,620	358,460
Portola Pharmaceuticals, Inc. (a)(b)	333,992	9,705,808
Precision BioSciences, Inc. (a)	50,852	433,259
Principia Biopharma, Inc. (b)	48,410	1,921,877
Progenics Pharmaceuticals, Inc. (a)	415,131	1,826,576
Protagonist Therapeutics, Inc. (a)	104,331	1,359,433
Proteon Therapeutics, Inc. (a)(b)	23,825	7,505
Proteostasis Therapeutics, Inc. (a)(b)	198,769	150,925
Prothena Corp. PLC (a)	199,663	1,679,166
PTC Therapeutics, Inc. (a)	267,678	11,930,408
Puma Biotechnology, Inc. (a)(b)	144,708	1,555,611
Ra Pharmaceuticals, Inc. (a)	167,427	4,554,014
Radius Health, Inc. (a)	206,696	5,849,497
Recro Pharma, Inc. (a)	93,107	1,094,938
REGENXBIO, Inc. (a)	154,707	5,335,844
Regulus Therapeutics, Inc. (a)(b)	30,166	18,842
Repligen Corp. (a)	218,278	20,258,381
Replimune Group, Inc. (a)(b)	36,559	379,482
Retrophin, Inc. (a)	204,992	2,580,849
Rexahn Pharmaceuticals, Inc. (a)	22,895	49,911
Rigel Pharmaceuticals, Inc. (a)	778,281	1,315,295
Rocket Pharmaceuticals, Inc. (a)(b)	173,626	1,883,842
Rubius Therapeutics, Inc. (a)(b)	59,756	554,536
RXi Pharmaceuticals Corp. (a)(b)	9,023	2,923
Sage Therapeutics, Inc. (a)(b)	251,161	43,116,809
Salarius Pharmaceuticals, Inc. (a)(b)	1,693	14,424
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	42,326	5,206
Sangamo Therapeutics, Inc. (a)(b)	567,497	6,185,717
Sarepta Therapeutics, Inc. (a)(b)	342,290	30,857,444
Savara, Inc. (a)	124,425	281,201
Scholar Rock Holding Corp. (a)(b)	82,482	873,484
Seattle Genetics, Inc. (a)(b)	531,128	38,581,138
Selecta Biosciences, Inc. (a)	166,325	296,059
Sellas Life Sciences Group, Inc. (a)	1,104,284	154,158
Seres Therapeutics, Inc. (a)	226,890	914,367
Sesen Bio, Inc. (a)(b)	466,232	508,193
Sienna Biopharmaceuticals, Inc. (a)	111,040	82,758
Soleno Therapeutics, Inc. (a)(b)	28,496	51,863
Solid Biosciences, Inc. (a)(b)	69,813	564,089
Soligenix, Inc. (a)(b)	19,921	19,921
Sophiris Bio, Inc. (a)(b)	132,978	104,374
Sorrento Therapeutics, Inc. (a)(b)	522,785	1,103,076
Spark Therapeutics, Inc. (a)(b)	160,659	15,649,793
Spectrum Pharmaceuticals, Inc. (a)(b)	537,593	3,945,933
Spring Bank Pharmaceuticals, Inc. (a)	54,942	202,187
Stemline Therapeutics, Inc. (a)(b)	207,179	2,467,502
Sunesis Pharmaceuticals, Inc. (a)(b)	420,679	348,490
Surface Oncology, Inc. (a)	45,281	93,279
Syndax Pharmaceuticals, Inc. (a)	95,943	806,881
Synlogic, Inc. (a)	80,173	223,683
Synthetic Biologics, Inc. (a)(b)	14,928	7,019
Synthorx, Inc. (b)	69,454	1,243,921
Syros Pharmaceuticals, Inc. (a)	160,742	1,763,340
T2 Biosystems, Inc. (a)(b)	190,631	253,539
TCR2 Therapeutics, Inc. (b)	13,833	233,224
Tenax Therapeutics, Inc. (a)	1,474	1,784
TG Therapeutics, Inc. (a)(b)	386,518	2,400,277
The Medicines Company (a)(b)	339,238	14,234,426
Tocagen, Inc. (a)	101,258	329,089
TONIX Pharmaceuticals Holding (a)	3,632	1,569
TRACON Pharmaceuticals, Inc. (a)	24,172	13,295
Translate Bio, Inc. (a)(b)	142,945	1,297,941
TransMedics Group, Inc. (b)	29,529	707,220
Trevena, Inc. (a)	404,670	331,829
Trovagene, Inc. (a)(b)	15,811	29,567
Twist Bioscience Corp.	112,994	3,280,216
Tyme, Inc. (a)(b)	276,137	323,080
Ultragenyx Pharmaceutical, Inc. (a)(b)	262,877	14,318,910
United Therapeutics Corp. (a)	213,233	17,604,516
UNITY Biotechnology, Inc. (a)(b)	35,335	215,544
Unum Therapeutics, Inc. (a)(b)	43,783	84,063
Vanda Pharmaceuticals, Inc. (a)	256,654	3,616,255
Vaxart, Inc. (a)	10,186	7,232
VBI Vaccines, Inc. (a)	405,946	246,653
Veracyte, Inc. (a)	175,170	4,642,005
Verastem, Inc. (a)(b)	338,744	426,817
Vericel Corp. (a)(b)	220,399	3,645,399
Vical, Inc. (a)	103,172	70,157
Viking Therapeutics, Inc. (a)(b)	286,583	1,991,752
VistaGen Therapeutics, Inc. (a)(b)	112,246	77,685
Voyager Therapeutics, Inc. (a)	126,993	2,269,365
vTv Therapeutics, Inc. Class A (a)(b)	24,729	32,395
X4 Pharmaceuticals, Inc. (a)(b)	47,567	606,479
Xbiotech, Inc. (a)(b)	133,176	1,112,020
Xencor, Inc. (a)(b)	233,231	8,694,852
Xenetic Biosciences, Inc. (a)	312	518
XOMA Corp. (a)(b)	37,063	651,938
Y-mAbs Therapeutics, Inc.	33,400	887,438
Yield10 Bioscience, Inc. (a)(b)	52,777	41,451
Zafgen, Inc. (a)	145,426	119,976
ZIOPHARM Oncology, Inc. (a)(b)	730,604	3,645,714
		1,142,281,259
Health Care Equipment & Supplies - 3.2%
Accuray, Inc. (a)(b)	447,286	1,198,726
Aethlon Medical, Inc. (a)(b)	83,848	23,226
Akers Biosciences, Inc. (a)(b)	60,226	26,409
Allied Healthcare Products, Inc. (a)	2,431	3,428
Alphatec Holdings, Inc. (a)(b)	189,605	991,634
Angiodynamics, Inc. (a)	190,356	3,496,840
Antares Pharma, Inc. (a)(b)	764,398	2,476,650
Apollo Endosurgery, Inc. (a)(b)	58,883	208,446
Atossa Genetics, Inc. (a)(b)	45,293	90,133
Atricure, Inc. (a)	178,080	4,877,611
Atrion Corp.	7,076	5,499,113
Avanos Medical, Inc. (a)	231,290	7,674,202
Avedro, Inc.	29,634	694,028
Avinger, Inc. (a)(b)	17,548	19,654
AxoGen, Inc. (a)(b)	167,884	2,660,961
Axonics Modulation Technologies, Inc. (a)	42,581	1,416,670
Aytu BioScience, Inc. (a)(b)	54,580	75,866
Bellerophon Therapeutics, Inc. (a)(b)	107,908	61,777
Beyond Air, Inc. (a)(b)	1,100	5,390
BioLase Technology, Inc. (a)(b)	34,145	33,974
BioLife Solutions, Inc. (a)(b)	57,681	1,193,420
BioSig Technologies, Inc. (a)(b)	64,132	453,413
Bovie Medical Corp. (a)	148,176	1,053,531
Cantel Medical Corp.	178,395	16,399,852
Cardiovascular Systems, Inc. (a)	172,589	8,358,485
Cerus Corp. (a)	695,082	3,732,590
Cesca Therapeutics, Inc. (a)	1,198	3,846
Chembio Diagnostics, Inc. (a)	66,749	337,082
Chf Solutions, Inc. (a)	4	10
ConforMis, Inc. (a)(b)	355,877	761,577
CONMED Corp.	128,706	12,969,704
Corindus Vascular Robotics, Inc. (a)	535,990	2,277,958
Cryolife, Inc. (a)	170,922	4,580,710
CryoPort, Inc. (a)(b)	173,140	3,767,526
Cutera, Inc. (a)	71,387	2,060,943
CytoSorbents Corp. (a)(b)	116,213	518,310
Dare Bioscience, Inc. (a)(b)	40,212	31,313
DexCom, Inc. (a)	446,718	76,661,276
Dynatronics Corp. (a)	3,361	4,302
Ekso Bionics Holdings, Inc. (a)(b)	222,191	146,268
electroCore, Inc. (a)(b)	33,137	63,292
Electromed, Inc. (a)	18,140	103,035
Endologix, Inc. (a)(b)	82,105	440,083
ENDRA Life Sciences, Inc. (a)(b)	24,073	41,406
Fonar Corp. (a)	28,130	677,933
Genmark Diagnostics, Inc. (a)(b)	288,157	1,726,060
Glaukos Corp. (a)(b)	164,282	10,564,975
Globus Medical, Inc. (a)	378,314	19,320,496
Haemonetics Corp. (a)	251,328	33,559,828
Helius Medical Technologies, Inc. (U.S.) (a)(b)	100,184	197,362
Heska Corp. (a)(b)	34,366	2,412,150
Hill-Rom Holdings, Inc.	325,314	35,029,812
ICU Medical, Inc. (a)	82,250	13,303,938
Inogen, Inc. (a)	85,629	3,970,617
Inspire Medical Systems, Inc. (a)(b)	62,878	4,370,650
Insulet Corp. (a)(b)	293,142	45,193,702
Integer Holdings Corp. (a)	148,674	10,763,998
Integra LifeSciences Holdings Corp. (a)	351,407	21,091,448
IntriCon Corp. (a)(b)	36,727	639,050
Invacare Corp.	160,080	774,787
InVivo Therapeutics Holdings Corp. (a)	4,799	2,927
IRadimed Corp. (a)(b)	25,824	495,304
iRhythm Technologies, Inc. (a)(b)	111,012	8,450,233
Iridex Corp. (a)	27,462	68,655
Kewaunee Scientific Corp.	10,875	175,033
Lantheus Holdings, Inc. (a)	193,493	4,210,408
LeMaitre Vascular, Inc. (b)	83,823	2,653,836
LivaNova PLC (a)	235,237	18,261,448
Masimo Corp. (a)	239,370	36,683,453
Meridian Bioscience, Inc.	213,840	1,973,743
Merit Medical Systems, Inc. (a)	265,556	9,236,038
Mesa Laboratories, Inc. (b)	17,344	3,837,013
Microbot Medical, Inc. (a)	14,492	77,822
Milestone Scientific, Inc. (a)(b)	123,561	116,518
Misonix, Inc. (a)	39,740	778,109
Myomo, Inc. (a)(b)	36,622	28,748
Natus Medical, Inc. (a)	171,429	4,745,155
Neogen Corp. (a)	256,108	18,060,736
NeuroMetrix, Inc. (a)	805	290
Nevro Corp. (a)	147,729	12,369,349
NuVasive, Inc. (a)	252,208	16,020,252
Nuvectra Corp. (a)(b)	84,998	165,746
Obalon Therapeutics, Inc. (a)	5,779	11,847
OraSure Technologies, Inc. (a)	321,882	2,124,421
Orthofix International NV (a)	95,887	4,874,895
OrthoPediatrics Corp. (a)(b)	41,446	1,334,147
PAVmed, Inc. (a)(b)	69,158	67,775
Penumbra, Inc. (a)(b)	153,814	22,387,628
Predictive Oncology, Inc. (a)(b)	27,222	14,978
Presbia PLC (a)	14,622	790
Pro-Dex, Inc. (a)	600	8,604
Pulse Biosciences, Inc. (a)(b)	59,133	709,005
Quanterix Corp. (a)	64,775	1,705,526
Quidel Corp. (a)	175,572	11,069,815
Restoration Robotics, Inc. (a)(b)	37,466	22,296
Retractable Technologies, Inc. (a)	35,837	28,627
Rockwell Medical Technologies, Inc. (a)(b)	293,370	751,027
RTI Biologics, Inc. (a)	305,771	972,352
Seaspine Holdings Corp. (a)	64,777	711,899
Second Sight Medical Products, Inc. (a)(b)	109,272	85,221
Senseonics Holdings, Inc. (a)(b)	673,976	687,456
Sensus Healthcare, Inc. (a)(b)	44,385	284,952
Shockwave Medical, Inc. (a)(b)	28,932	1,210,804
SI-BONE, Inc.	46,566	905,243
Sientra, Inc. (a)(b)	229,341	1,566,399
Silk Road Medical, Inc. (b)	30,233	1,302,740
Sintx Technologies, Inc. (a)	123	185
Soliton, Inc. (b)	32,038	383,174
Staar Surgical Co. (a)(b)	140,162	4,220,278
STERIS PLC	412,316	63,661,590
STRATA Skin Sciences, Inc. (a)	18,623	35,384
SurModics, Inc. (a)	65,592	3,086,760
Tactile Systems Technology, Inc. (a)(b)	86,721	4,374,207
Tandem Diabetes Care, Inc. (a)	283,143	20,508,047
TransEnterix, Inc. (a)(b)	914,904	837,778
Utah Medical Products, Inc.	17,323	1,703,197
Vapotherm, Inc.	30,967	359,217
Varex Imaging Corp. (a)	190,767	5,026,710
Vermillion, Inc. (a)(b)	167,591	85,270
ViewRay, Inc. (a)(b)	294,260	1,159,384
Viveve Medical, Inc. (a)(b)	129,860	13,441
VolitionRx Ltd. (a)(b)	129,302	466,780
West Pharmaceutical Services, Inc.	360,184	52,392,365
Wright Medical Group NV (a)	570,294	11,890,630
Zosano Pharma Corp. (a)(b)	82,489	176,526
Zynex, Inc. (b)	78,591	702,604
		733,424,266
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	48,170	28,902
Acadia Healthcare Co., Inc. (a)(b)	428,963	11,350,361
Addus HomeCare Corp. (a)	50,977	4,484,956
Amedisys, Inc. (a)	142,100	18,289,691
American Renal Associates Holdings, Inc. (a)	81,550	505,610
American Shared Hospital Services (a)	113	294
AMN Healthcare Services, Inc. (a)	226,343	13,218,431
Apollo Medical Holdings, Inc. (a)(b)	114,744	2,246,688
BioScrip, Inc. (a)	629,295	2,202,533
BioTelemetry, Inc. (a)	166,360	6,596,174
Brookdale Senior Living, Inc. (a)	923,082	7,550,811
Caladrius Biosciences, Inc. (a)	36,321	84,265
Capital Senior Living Corp. (a)	152,578	703,385
Catasys, Inc. (a)(b)	39,114	549,161
Chemed Corp.	77,801	33,410,083
Community Health Systems, Inc. (a)(b)	600,755	1,495,880
Corvel Corp. (a)	45,825	3,859,840
Covetrus, Inc. (a)(b)	463,679	6,162,294
Cross Country Healthcare, Inc. (a)	169,292	1,735,243
CynergisTek, Inc. (a)(b)	1,100	3,762
Digirad Corp.	5,124	22,853
Diplomat Pharmacy, Inc. (a)(b)	301,715	1,752,964
Encompass Health Corp.	482,253	29,316,160
Enzo Biochem, Inc. (a)	197,450	641,713
Five Star Sr Living, Inc. (a)(b)	197,129	96,199
Fulgent Genetics, Inc. (a)	700	7,987
G1 Therapeutics, Inc. (a)(b)	129,323	4,694,425
Genesis HealthCare, Inc. Class A (a)(b)	198,253	214,113
Guardant Health, Inc. (b)	188,983	16,541,682
Hanger, Inc. (a)	186,723	3,525,330
HealthEquity, Inc. (a)	338,481	20,092,232
InfuSystems Holdings, Inc. (a)	45,777	227,969
Interpace Diagnostics Group, Inc. (a)(b)	174,401	129,057
LHC Group, Inc. (a)	142,767	16,917,890
Magellan Health Services, Inc. (a)	118,329	7,455,910
MEDNAX, Inc. (a)	415,993	8,769,132
Molina Healthcare, Inc. (a)	305,314	39,776,308
National Healthcare Corp.	48,190	3,893,752
National Research Corp. Class A	56,069	3,590,098
Neuronetics, Inc. (a)(b)	34,639	369,598
OptiNose, Inc. (a)(b)	75,768	580,383
Owens & Minor, Inc.	305,864	1,553,789
Patterson Companies, Inc. (b)	398,915	6,669,859
PetIQ, Inc. Class A (a)(b)	86,678	2,744,225
Precipio, Inc. (a)(b)	15,762	40,193
Premier, Inc. (a)(b)	254,461	8,972,295
Providence Service Corp. (a)	53,519	3,008,303
Psychemedics Corp.	24,117	189,077
Quorum Health Corp. (a)(b)	120,872	122,081
R1 RCM, Inc. (a)	476,469	5,555,629
RadNet, Inc. (a)	212,403	2,954,526
Select Medical Holdings Corp. (a)	524,490	8,507,228
Sharps Compliance Corp. (a)	38,210	147,109
SunLink Health Systems, Inc. (a)	10,027	13,536
Surgery Partners, Inc. (a)(b)	84,310	542,956
Tenet Healthcare Corp. (a)	406,037	8,790,701
The Ensign Group, Inc.	243,409	12,146,109
The Joint Corp. (a)(b)	51,284	860,546
Tivity Health, Inc. (a)(b)	235,149	4,293,821
Triple-S Management Corp.	116,473	2,390,026
U.S. Physical Therapy, Inc.	62,867	8,394,002
		350,990,130
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	819,684	7,442,731
Arrhythmia Research Technology, Inc. (a)(b)	9,729	23,350
Castlight Health, Inc. Class B (a)	369,928	521,598
Computer Programs & Systems, Inc. (b)	61,140	1,293,111
Evolent Health, Inc. (a)(b)	368,477	2,531,437
HealthStream, Inc. (a)	129,290	3,267,158
HMS Holdings Corp. (a)	428,485	15,652,557
HTG Molecular Diagnostics (a)(b)	123,246	114,619
iCAD, Inc. (a)	81,101	486,606
Inovalon Holdings, Inc. Class A (a)(b)	365,068	6,176,951
Medical Transcription Billing Corp. (a)(b)	30,125	134,659
Medidata Solutions, Inc. (a)	303,071	27,755,242
NantHealth, Inc. (a)(b)	148,762	72,060
Nextgen Healthcare, Inc. (a)	242,548	3,446,607
Omnicell, Inc. (a)	204,294	14,668,309
OptimizeRx Corp. (a)(b)	54,975	902,140
SCWorx, Corp. (a)(b)	1,606	5,509
Simulations Plus, Inc.	61,932	2,236,365
Streamline Health Solutions, Inc. (a)	73,168	108,289
Tabula Rasa HealthCare, Inc. (a)(b)	91,379	5,190,327
Teladoc Health, Inc. (a)(b)	347,732	20,126,728
Valeritas Holdings, Inc. (a)	8,736	15,987
Veeva Systems, Inc. Class A (a)	624,917	100,224,188
Vocera Communications, Inc. (a)(b)	155,689	3,573,063
		215,969,591
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	128,811	2,420,359
Avantor, Inc. (b)	1,073,532	18,786,810
Bio-Rad Laboratories, Inc. Class A (a)	97,804	33,029,389
Bio-Techne Corp.	185,928	35,618,227
Bioanalytical Systems, Inc. (a)	4,600	12,650
Bruker Corp.	488,688	21,096,661
Cambrex Corp. (a)	167,119	10,015,442
Champions Oncology, Inc. (a)	19,987	107,930
Charles River Laboratories International, Inc. (a)	237,085	31,105,552
ChromaDex, Inc. (a)(b)	138,535	541,672
Codexis, Inc. (a)	241,468	3,387,796
Fluidigm Corp. (a)	258,344	1,441,560
Harvard Bioscience, Inc. (a)	177,133	439,290
Luminex Corp.	208,425	4,272,713
Medpace Holdings, Inc. (a)	126,861	10,264,324
Nanostring Technologies, Inc. (a)	160,988	4,101,974
NeoGenomics, Inc. (a)	506,071	12,641,654
Pacific Biosciences of California, Inc. (a)	666,486	3,698,997
PRA Health Sciences, Inc. (a)	287,325	28,399,203
Syneos Health, Inc. (a)(b)	299,942	15,755,953
		237,138,156
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	361,595	842,516
Acer Therapeutics, Inc. (a)(b)	21,687	58,555
Aclaris Therapeutics, Inc. (a)	190,552	192,458
Adamis Pharmaceuticals Corp. (a)(b)	179,132	168,205
Adial Pharmaceuticals, Inc. (a)(b)	46,293	76,383
Aerie Pharmaceuticals, Inc. (a)(b)	205,703	4,455,527
Agile Therapeutics, Inc. (a)(b)	123,109	135,420
Akcea Therapeutics, Inc. (a)(b)	87,457	1,841,844
Akorn, Inc. (a)	459,132	1,326,891
Alimera Sciences, Inc. (a)	100,515	42,719
Amneal Pharmaceuticals, Inc. (a)	385,085	981,967
Amphastar Pharmaceuticals, Inc. (a)	171,053	3,841,850
Ampio Pharmaceuticals, Inc. (a)(b)	486,894	242,181
ANI Pharmaceuticals, Inc. (a)	42,271	2,768,751
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Aquestive Therapeutics, Inc. (a)(b)	24,060	91,428
Arvinas Holding Co. LLC (a)	43,705	1,136,767
Assertio Therapeutics, Inc. (a)(b)	322,688	464,671
AstraZeneca PLC rights (a)(c)	21,542	0
Athenex, Inc. (a)(b)	257,717	3,796,171
Avenue Therapeutics, Inc. (a)(b)	52,950	333,585
Axsome Therapeutics, Inc. (a)(b)	106,111	2,700,525
Biodelivery Sciences International, Inc. (a)(b)	340,678	1,461,509
BioPharmX Corp. (a)(b)	23,822	8,578
BioXcel Therapeutics, Inc. (a)(b)	25,095	246,182
Cara Therapeutics, Inc. (a)(b)	198,228	4,646,464
Cassava Sciences, Inc. (a)	20,330	22,770
Catalent, Inc. (a)	716,381	37,781,934
Cerecor, Inc. (a)	85,964	278,523
Checkpoint Therapeutics, Inc. (a)(b)	104,918	328,393
Chiasma, Inc. (a)	111,814	579,197
Clearside Biomedical, Inc. (a)(b)	125,760	76,085
Cocrystal Pharma, Inc. (a)	5,045	12,108
Collegium Pharmaceutical, Inc. (a)(b)	142,286	1,647,672
ContraVir Pharmaceuticals, Inc. (a)(b)	620	1,519
Corcept Therapeutics, Inc. (a)(b)	513,875	6,479,964
CorMedix, Inc. (a)(b)	117,406	901,678
Cumberland Pharmaceuticals, Inc. (a)	33,008	168,671
Cyclerion Therapeutics, Inc. (a)(b)	73,939	703,160
CymaBay Therapeutics, Inc. (a)	359,657	2,129,169
Dermira, Inc. (a)(b)	225,115	1,803,171
Dova Pharmaceuticals, Inc. (a)(b)	64,735	970,378
Durect Corp. (a)	920,600	1,528,196
Elanco Animal Health, Inc.	1,831,842	47,664,529
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	118,827	736,727
Endo International PLC (a)	963,314	2,283,054
Evofem Biosciences, Inc. (a)(b)	127,186	668,998
Evoke Pharma, Inc. (a)(b)	107,887	107,240
Evolus, Inc. (a)(b)	43,831	755,646
Eyenovia, Inc. (a)	36,875	118,369
Eyepoint Pharmaceuticals, Inc. (a)(b)	276,934	415,401
Gemphire Therapeutics, Inc. (a)(b)	33,731	17,877
Harrow Health, Inc. (a)	104,639	559,819
Hookipa Pharma, Inc.	35,652	300,903
Horizon Pharma PLC (a)	901,771	24,915,933
Innoviva, Inc. (a)	333,963	3,870,631
Intersect ENT, Inc. (a)	155,748	2,551,152
Intra-Cellular Therapies, Inc. (a)(b)	235,792	2,018,380
Jaguar Health, Inc. (a)(b)	419	486
Jazz Pharmaceuticals PLC (a)	278,636	35,707,203
Kala Pharmaceuticals, Inc. (a)(b)	109,553	450,263
KemPharm, Inc. (a)(b)	97,659	91,614
Lannett Co., Inc. (a)(b)	164,445	1,693,784
Lipocine, Inc. (a)(b)	145,253	427,044
Mallinckrodt PLC (a)(b)	394,831	1,022,612
Marinus Pharmaceuticals, Inc. (a)(b)	238,051	273,759
Melinta Therapeutics, Inc. (a)(b)	35,861	80,687
Mersana Therapeutics, Inc. (a)	202,090	497,141
Mustang Bio, Inc. (a)	144,129	567,868
MyoKardia, Inc. (a)	189,128	10,169,413
Neos Therapeutics, Inc. (a)(b)	188,234	359,527
NGM Biopharmaceuticals, Inc. (b)	34,436	610,550
NovaBay Pharmaceuticals, Inc. (a)	5,586	2,996
Novan, Inc. (a)(b)	41,027	88,208
Novus Therapeutics, Inc. (a)(b)	3,160	2,227
Ocular Therapeutix, Inc. (a)(b)	200,774	861,320
Odonate Therapeutics, Inc. (a)	64,504	1,987,368
Omeros Corp. (a)(b)	226,630	4,190,389
Onconova Therapeutics, Inc. (a)(b)	16,667	40,001
Osmotica Pharmaceuticals PLC	44,532	136,268
Otonomy, Inc. (a)	109,470	247,402
Outlook Therapeutics, Inc. (a)(b)	34,757	53,178
Pacira Biosciences, Inc. (a)	199,923	7,445,133
Paratek Pharmaceuticals, Inc. (a)(b)	137,150	512,941
Phibro Animal Health Corp. Class A	96,830	1,999,540
Plx Pharma PLC/New (a)(b)	5,046	28,863
Prestige Brands Holdings, Inc. (a)(b)	265,131	8,452,376
Provention Bio, Inc. (a)(b)	123,392	1,140,142
Pulmatrix, Inc. (a)(b)	97,666	86,532
Reata Pharmaceuticals, Inc. (a)(b)	78,418	6,046,028
resTORbio, Inc. (a)(b)	78,453	754,718
Revance Therapeutics, Inc. (a)(b)	195,296	2,070,138
Rhythm Pharmaceuticals, Inc. (a)(b)	105,701	2,380,387
Ritter Pharmaceuticals, Inc. (a)(b)	2,906	2,993
scPharmaceuticals, Inc. (a)	23,358	153,696
SCYNEXIS, Inc. (a)(b)	332,373	365,610
Seelos Therapeutics, Inc. (b)	88,253	118,700
Seelos Therapeutics, Inc. rights (b)(c)	3,233	0
SenesTech, Inc. (a)(b)	90,916	98,189
SIGA Technologies, Inc. (a)(b)	204,746	1,027,825
Sonoma Pharmaceuticals, Inc. (a)	1,437	9,772
Spero Therapeutics, Inc. (a)	43,453	432,357
Supernus Pharmaceuticals, Inc. (a)	254,573	6,881,108
Sutro Biopharma, Inc. (a)	27,802	224,362
Teligent, Inc. (a)(b)	185,177	174,992
Tetraphase Pharmaceuticals, Inc. (a)	221,113	57,489
TherapeuticsMD, Inc. (a)(b)	1,000,676	2,891,954
Theravance Biopharma, Inc. (a)(b)	220,082	4,848,406
Titan Pharmaceuticals, Inc. (a)(b)	52,081	21,718
Trevi Therapeutics, Inc.	34,789	172,553
Tricida, Inc. (a)(b)	128,607	4,487,098
Turning Point Therapeutics, Inc. (b)	48,548	2,647,322
Urovant Sciences Ltd. (a)(b)	53,652	473,211
Verrica Pharmaceuticals, Inc. (a)(b)	23,376	231,656
VIVUS, Inc. (a)(b)	51,827	209,899
WAVE Life Sciences (a)(b)	94,555	2,174,765
Xeris Pharmaceuticals, Inc. (a)(b)	126,166	1,462,264
Zogenix, Inc. (a)(b)	209,126	8,927,589
Zynerba Pharmaceuticals, Inc. (a)(b)	95,492	1,020,809
		303,852,840

TOTAL HEALTH CARE		2,983,656,242

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.6%
AAR Corp.	159,788	6,864,492
Aerojet Rocketdyne Holdings, Inc. (a)(b)	357,744	18,684,969
AeroVironment, Inc. (a)	103,701	5,343,713
Air Industries Group, Inc. (a)	213	266
Arotech Corp. (a)(b)	105,511	250,061
Astronics Corp. (a)	118,657	3,264,254
Astrotech Corp. (a)(b)	25,674	57,767
Axon Enterprise, Inc. (a)(b)	291,733	17,495,228
BWX Technologies, Inc.	468,596	27,740,883
CPI Aerostructures, Inc. (a)	51,114	413,512
Cubic Corp. (b)	141,419	9,796,094
Curtiss-Wright Corp.	211,277	25,911,011
Ducommun, Inc. (a)	55,172	2,271,983
HEICO Corp.	229,785	33,242,996
HEICO Corp. Class A	311,437	34,370,187
Hexcel Corp.	415,880	34,996,302
Innovative Solutions & Support, Inc. (a)	36,030	176,907
Kratos Defense & Security Solutions, Inc. (a)	433,326	8,653,520
Mercury Systems, Inc. (a)	272,324	23,319,104
Micronet Enertec Technologies, Inc. (a)	8,412	5,720
Moog, Inc. Class A	160,600	13,048,750
National Presto Industries, Inc. (b)	24,560	2,105,038
Park Aerospace Corp.	94,387	1,595,140
Parsons Corp.	94,737	3,222,953
SIFCO Industries, Inc. (a)	8,781	24,148
Sigma Labs, Inc. (a)(b)	24,951	19,013
Spirit AeroSystems Holdings, Inc. Class A	507,649	40,916,509
Teledyne Technologies, Inc. (a)	176,341	54,417,069
Triumph Group, Inc. (b)	246,176	5,115,537
Vectrus, Inc. (a)	59,050	2,389,163
VirTra, Inc. (a)(b)	3,050	7,198
Wesco Aircraft Holdings, Inc. (a)	318,608	3,504,688
		379,224,175
Air Freight & Logistics - 0.2%
Air T Funding warrants 6/7/20 (a)	4,541	228
Air T, Inc.	1,838	32,312
Air Transport Services Group, Inc. (a)	295,333	5,965,727
Atlas Air Worldwide Holdings, Inc. (a)	126,218	3,262,735
Echo Global Logistics, Inc. (a)	136,324	2,731,933
Forward Air Corp.	137,491	8,565,689
Hub Group, Inc. Class A (a)	165,912	7,144,171
Radiant Logistics, Inc.	181,151	884,017
XPO Logistics, Inc. (a)(b)	451,969	32,026,523
		60,613,335
Airlines - 0.3%
Allegiant Travel Co.	63,574	9,026,872
Hawaiian Holdings, Inc. (b)	236,868	5,781,948
JetBlue Airways Corp. (a)	1,438,680	24,917,938
Mesa Air Group, Inc.	121,536	785,123
SkyWest, Inc.	251,456	14,398,371
Spirit Airlines, Inc. (a)	335,889	12,609,273
		67,519,525
Building Products - 1.1%
AAON, Inc.	199,354	9,563,011
Advanced Drain Systems, Inc. Del	204,429	6,417,026
Alpha PRO Tech Ltd. (a)	3,100	10,695
American Woodmark Corp. (a)	74,074	6,101,475
Apogee Enterprises, Inc.	130,241	4,809,800
Armstrong World Industries, Inc.	240,468	22,957,480
Builders FirstSource, Inc. (a)	563,593	10,961,884
Continental Building Products, Inc. (a)	171,095	4,301,328
COVIA Corp. (a)(b)	145,251	217,877
CSW Industrials, Inc.	73,698	5,026,941
GCP Applied Technologies, Inc. (a)	356,253	6,252,240
Gibraltar Industries, Inc. (a)	166,713	6,713,533
GMS, Inc. (a)	161,166	4,747,950
Griffon Corp.	175,452	3,061,637
Insteel Industries, Inc.	92,737	1,734,182
Jeld-Wen Holding, Inc. (a)	329,768	5,691,796
Lennox International, Inc. (b)	171,581	43,543,826
Masonite International Corp. (a)	125,420	6,696,174
NCI Building Systems, Inc. (a)	208,893	979,708
Owens Corning	534,655	30,667,811
Patrick Industries, Inc. (a)	112,225	4,055,812
PGT, Inc. (a)	286,775	4,588,400
Quanex Building Products Corp.	167,170	2,878,667
Resideo Technologies, Inc. (a)	598,539	8,247,867
Simpson Manufacturing Co. Ltd.	194,546	12,489,853
Tecogen, Inc. New (a)	6,244	17,421
Trex Co., Inc. (a)(b)	285,417	24,411,716
Universal Forest Products, Inc.	299,771	11,721,046
		248,867,156
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	327,397	12,198,812
ACCO Brands Corp.	511,777	4,744,173
Acme United Corp. (b)	11,083	224,874
ADS Waste Holdings, Inc. (a)	348,252	11,290,330
Amrep Corp. (a)	2,694	14,440
Aqua Metals, Inc. (a)(b)	227,653	455,306
ARC Document Solutions, Inc. (a)	173,429	241,066
Avalon Holdings Corp. Class A (a)	10,366	22,909
Brady Corp. Class A	244,506	11,543,128
BrightView Holdings, Inc. (a)(b)	116,751	2,140,046
Casella Waste Systems, Inc. Class A (a)	212,857	9,684,994
CECO Environmental Corp. (a)	165,218	1,148,265
Charah Solutions, Inc. (a)	15,645	44,432
Clean Harbors, Inc. (a)	248,283	18,261,215
CompX International, Inc. Class A	715	10,832
Covanta Holding Corp.	571,440	9,828,768
Deluxe Corp.	215,800	9,944,064
Document Security Systems, Inc. (a)	48,601	20,276
Ecology & Environment, Inc. Class A (b)	5,529	83,654
Ennis, Inc.	134,871	2,712,256
Evoqua Water Technologies Corp. (a)	287,566	4,445,770
Fuel Tech, Inc. (a)	101,005	87,874
Healthcare Services Group, Inc. (b)	360,954	8,139,513
Heritage-Crystal Clean, Inc. (a)	67,703	1,658,724
Herman Miller, Inc.	286,845	12,127,807
HNI Corp.	211,821	6,606,697
Hudson Technologies, Inc. (a)(b)	164,908	83,114
Industrial Services of America, Inc. (a)	12,605	14,496
Interface, Inc.	306,378	3,385,477
KAR Auction Services, Inc.	655,651	17,414,091
Kimball International, Inc. Class B	181,166	3,179,463
Knoll, Inc.	249,538	5,754,346
LSC Communications, Inc.	169,253	220,029
Matthews International Corp. Class A	156,133	4,576,258
McGrath RentCorp.	121,570	7,784,127
Mobile Mini, Inc.	219,890	6,873,761
MSA Safety, Inc.	176,461	18,639,575
NL Industries, Inc. (a)	19,002	70,117
NRC Group Holdings Corp.(a)	30,239	355,006
Odyssey Marine Exploration, Inc. (a)(b)	34,805	160,103
Performant Financial Corp. (a)	99,740	118,691
Perma-Fix Environmental Services, Inc. (a)(b)	23,883	95,532
PICO Holdings, Inc. (a)	104,771	1,008,945
Pitney Bowes, Inc. (b)	903,808	3,217,556
Quad/Graphics, Inc. (b)	162,420	1,460,156
Quest Resource Holding Corp. (a)	35,687	94,571
R.R. Donnelley & Sons Co. (b)	328,128	794,070
SP Plus Corp. (a)	115,148	3,973,757
Steelcase, Inc. Class A	444,498	6,903,054
Stericycle, Inc. (a)(b)	425,558	19,103,299
Team, Inc. (a)(b)	153,146	2,523,846
Tetra Tech, Inc.	268,008	21,740,809
The Brink's Co.	247,098	18,594,125
U.S. Ecology, Inc.	110,122	6,670,090
UniFirst Corp.	74,826	14,659,162
Viad Corp.	101,001	6,527,695
Virco Manufacturing Co.	17,193	74,790
VSE Corp.	39,681	1,263,443
		305,013,779
Construction & Engineering - 0.7%
AECOM (a)	752,863	26,711,579
Aegion Corp. (a)	152,287	3,006,145
Ameresco, Inc. Class A (a)(b)	89,845	1,293,768
Arcosa, Inc.	239,412	7,778,496
Argan, Inc.	73,638	3,041,986
Comfort Systems U.S.A., Inc.	178,846	6,914,186
Construction Partners, Inc. Class A (a)	67,954	1,120,561
Dycom Industries, Inc. (a)(b)	153,156	6,815,442
EMCOR Group, Inc.	274,229	23,978,584
Fluor Corp.	675,802	11,941,421
FTE Networks, Inc. (a)(b)	20,228	15,426
Goldfield Corp.	99,734	239,362
Granite Construction, Inc.	227,488	6,469,759
Great Lakes Dredge & Dock Corp. (a)	317,596	3,442,741
HC2 Holdings, Inc. (a)(b)	168,360	336,720
Ies Holdings, Inc. (a)(b)	35,821	675,942
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	169,538
Keane Group, Inc. (a)	234,730	1,244,069
Limbach Holdings, Inc. (a)	16,009	77,484
MasTec, Inc. (a)(b)	304,830	19,164,662
MYR Group, Inc. (a)	85,412	2,448,762
Northwest Pipe Co. (a)	43,777	1,006,871
NV5 Holdings, Inc. (a)	47,204	2,913,903
Orion Group Holdings, Inc. (a)	157,272	651,106
Primoris Services Corp.	206,460	4,034,228
Sterling Construction Co., Inc. (a)(b)	123,494	1,381,898
Tutor Perini Corp. (a)(b)	196,722	1,965,253
Valmont Industries, Inc.	107,120	14,514,760
Williams Scotsman Corp. (a)(b)	201,390	2,809,391
		156,164,043
Electrical Equipment - 0.8%
Acuity Brands, Inc.	194,434	24,383,968
Allied Motion Technologies, Inc.	38,595	1,243,145
American Superconductor Corp. (a)(b)	87,329	669,813
AZZ, Inc.	127,850	5,276,370
Babcock & Wilcox Enterprises, Inc. (a)(b)	91,763	337,688
Broadwind Energy, Inc. (a)	60,375	117,128
Capstone Turbine Corp. (a)(b)	261,351	170,924
Encore Wire Corp.	104,477	5,640,713
Energous Corp. (a)(b)	117,754	428,625
Energy Focus, Inc. (a)(b)	30,849	12,340
EnerSys	214,800	12,028,800
Espey Manufacturing & Electronics Corp.	5,259	132,053
FuelCell Energy, Inc. (a)(b)	528,539	177,061
Generac Holdings, Inc. (a)	306,943	23,938,485
GrafTech International Ltd. (b)	303,902	3,704,565
Hubbell, Inc. Class B	267,934	35,136,865
Ideal Power, Inc. (a)(b)	1,768	6,984
LSI Industries, Inc.	117,225	523,996
Ocean Power Technologies, Inc. (a)(b)	3,545	5,849
Orion Energy Systems, Inc. (a)	115,336	298,720
Plug Power, Inc. (a)(b)	1,233,982	2,677,741
Polar Power, Inc. (a)	7,179	24,839
Powell Industries, Inc.	42,127	1,530,053
Preformed Line Products Co.	12,621	646,826
Regal Beloit Corp.	209,579	14,859,151
Revolution Lighting Technologies, Inc. (a)(b)	37,668	12,054
Sensata Technologies, Inc. PLC (a)	796,596	36,308,846
Sunrun, Inc. (a)	374,647	5,743,339
Sunworks, Inc. (a)(b)	6,667	16,601
Thermon Group Holdings, Inc. (a)	157,761	3,431,302
TPI Composites, Inc. (a)(b)	92,687	1,634,999
Ultralife Corp. (a)	68,420	586,359
Vicor Corp. (a)(b)	82,064	2,502,131
Vivint Solar, Inc. (a)(b)	220,814	1,779,761
		185,988,094
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	280,488	40,659,540
ITT, Inc.	419,746	23,891,942
Raven Industries, Inc.	180,488	5,264,835
		69,816,317
Machinery - 3.3%
Actuant Corp. Class A (b)	306,290	6,802,701
AGCO Corp.	316,914	21,905,096
Alamo Group, Inc.	47,702	5,446,614
Albany International Corp. Class A	148,045	12,172,260
Allison Transmission Holdings, Inc.	588,865	26,163,272
Altra Industrial Motion Corp.	315,500	8,199,845
Apergy Corp. (a)	375,938	9,766,869
ARC Group Worldwide, Inc. (a)	25,348	4,309
Art's-Way Manufacturing Co., Inc. (a)	31,860	64,994
Astec Industries, Inc.	114,801	3,168,508
ASV Holdings, Inc. (a)	3,100	21,793
Barnes Group, Inc.	230,789	10,350,887
Blue Bird Corp. (a)(b)	73,463	1,339,965
Briggs & Stratton Corp. (b)	214,900	928,368
Cactus, Inc. (a)	233,506	5,947,398
Chart Industries, Inc. (a)(b)	173,579	10,907,704
Chicago Rivet & Machine Co.	758	21,035
CIRCOR International, Inc. (a)(b)	95,779	3,291,924
Colfax Corp. (a)(b)	464,922	12,645,878
Columbus McKinnon Corp. (NY Shares)	105,094	3,401,893
Commercial Vehicle Group, Inc. (a)	137,261	871,607
Crane Co.	248,432	18,940,456
Donaldson Co., Inc.	615,798	29,779,991
Douglas Dynamics, Inc.	112,479	4,697,123
Eastern Co.	26,978	595,135
Energy Recovery, Inc. (a)(b)	161,133	1,558,156
EnPro Industries, Inc.	101,147	6,299,435
ESCO Technologies, Inc.	128,568	9,787,882
ExOne Co. (a)(b)	45,878	377,117
Federal Signal Corp.	295,919	8,791,753
Franklin Electric Co., Inc.	190,610	8,739,469
FreightCar America, Inc. (a)(b)	53,070	221,833
Gardner Denver Holdings, Inc. (a)(b)	635,894	18,237,440
Gates Industrial Corp. PLC (a)	235,605	2,049,764
Gencor Industries, Inc. (a)	29,953	342,662
Gorman-Rupp Co.	93,529	2,793,711
Graco, Inc.	819,538	37,346,347
Graham Corp.	39,837	733,399
Greenbrier Companies, Inc.	154,101	3,589,012
Harsco Corp. (a)	393,367	7,041,269
Hillenbrand, Inc.	303,149	8,318,409
Hurco Companies, Inc.	26,517	846,157
Hyster-Yale Materials Handling Class A	48,641	2,653,367
Jason Industries, Inc. (a)	54,859	27,687
John Bean Technologies Corp.	155,316	15,891,933
Kadant, Inc.	54,710	4,502,086
Kennametal, Inc.	396,658	11,856,108
L.B. Foster Co. Class A (a)	47,741	950,523
Lincoln Electric Holdings, Inc. (b)	306,355	25,292,669
Lindsay Corp. (b)	53,541	4,725,529
LiqTech International, Inc. (a)(b)	85,306	577,522
Lydall, Inc. (a)	86,460	1,738,711
Manitex International, Inc. (a)	80,512	452,477
Manitowoc Co., Inc. (a)	187,116	2,338,950
Meritor, Inc. (a)	408,354	6,868,514
MFRI, Inc. (a)	13,179	108,068
Middleby Corp. (a)	272,827	29,918,209
Milacron Holdings Corp. (a)	338,953	5,372,405
Miller Industries, Inc.	59,280	1,854,871
Mueller Industries, Inc.	276,894	7,298,926
Mueller Water Products, Inc. Class A	773,518	8,090,998
Navistar International Corp. New (a)	321,245	7,388,635
NN, Inc. (b)	207,276	1,330,712
Nordson Corp.	251,062	34,134,390
Omega Flex, Inc.	14,880	1,252,896
Oshkosh Corp.	340,902	23,955,184
Park-Ohio Holdings Corp.	39,609	1,076,969
ProPetro Holding Corp. (a)	357,790	3,810,464
Proto Labs, Inc. (a)	132,341	12,537,986
RBC Bearings, Inc. (a)	123,299	19,669,889
Rexnord Corp. (a)	511,591	13,393,452
Spartan Motors, Inc.	152,982	1,929,103
SPX Corp. (a)	217,171	8,241,639
SPX Flow, Inc. (a)(b)	208,664	7,034,063
Standex International Corp.	62,527	4,298,731
Sun Hydraulics Corp.	142,441	6,095,050
Taylor Devices, Inc. (a)	3,749	41,801
Tennant Co. (b)	89,868	6,146,073
Terex Corp.	300,959	7,472,812
The L.S. Starrett Co. Class A (a)	20,155	111,256
Timken Co.	334,218	13,428,879
Titan International, Inc.	259,294	674,164
Toro Co.	522,010	37,589,940
TriMas Corp. (a)	223,590	6,569,074
Trinity Industries, Inc. (b)	633,385	11,065,236
Twin Disc, Inc. (a)	40,233	406,756
Wabash National Corp.	276,470	3,771,051
WABCO Holdings, Inc. (a)	248,100	33,123,831
Watts Water Technologies, Inc. Class A	135,262	12,394,057
Welbilt, Inc. (a)	639,555	10,066,596
Woodward, Inc.	272,756	29,416,735
		763,456,417
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	374,845	1,724,287
Genco Shipping & Trading Ltd. (a)	82,800	791,568
Kirby Corp. (a)	264,721	19,480,818
Matson, Inc.	212,766	7,559,576
Pangaea Logistics Solutions Ltd. (b)	5,684	17,734
		29,573,983
Professional Services - 1.6%
Acacia Research Corp. (a)	241,785	631,059
Asgn, Inc. (a)	259,072	16,184,228
Barrett Business Services, Inc.	37,761	3,290,116
BG Staffing, Inc.	40,536	759,645
CBIZ, Inc. (a)	276,883	6,185,566
Command Center, Inc. (a)(b)	19,482	135,595
CoStar Group, Inc. (a)	178,328	109,648,537
CRA International, Inc.	41,098	1,598,301
DLH Holdings Corp. (a)	3,557	14,690
Exponent, Inc.	254,638	18,051,288
Forrester Research, Inc.	53,132	1,852,713
Franklin Covey Co. (a)	68,791	2,530,821
FTI Consulting, Inc. (a)	187,679	20,295,607
GEE Group, Inc. (a)	3,724	2,085
GP Strategies Corp. (a)	73,891	951,716
Heidrick & Struggles International, Inc.	95,670	2,540,039
Hill International, Inc. (a)	111,120	327,804
Hudson Global, Inc. (a)	7,326	90,769
Huron Consulting Group, Inc. (a)	113,482	6,946,233
ICF International, Inc.	92,921	7,866,692
InnerWorkings, Inc. (a)	215,796	914,975
Insperity, Inc.	182,726	18,100,838
Kelly Services, Inc. Class A (non-vtg.)	161,270	3,904,347
Kforce, Inc.	115,925	3,772,200
Korn Ferry	276,198	10,793,818
Lightbridge Corp. (a)(b)	31,907	22,016
Manpower, Inc.	292,121	23,877,971
Mastech Digital, Inc. (a)	8,886	51,539
MISTRAS Group, Inc. (a)	85,188	1,243,745
Navigant Consulting, Inc.	196,147	5,466,617
RCM Technologies, Inc. (a)	26,331	88,209
Rekor Systems, Inc. (a)(b)	41,599	133,117
Resources Connection, Inc.	152,772	2,528,377
Spherix, Inc. (a)(b)	1,109	2,251
Staffing 360 Solutions, Inc. (b)	32,301	43,606
TransUnion Holding Co., Inc.	911,177	76,219,956
TriNet Group, Inc. (a)	212,381	14,257,137
TrueBlue, Inc. (a)	197,830	3,839,880
Volt Information Sciences, Inc. (a)	56,277	179,524
Willdan Group, Inc. (a)(b)	47,577	1,719,909
		367,063,536
Road & Rail - 1.0%
AMERCO	37,968	13,350,308
ArcBest Corp.	130,647	3,868,458
Avis Budget Group, Inc. (a)	308,880	7,650,958
Covenant Transport Group, Inc. Class A (a)	66,809	960,713
Daseke, Inc. (a)	271,093	477,124
Genesee & Wyoming, Inc. Class A (a)	274,107	30,392,984
Heartland Express, Inc.	235,593	4,846,148
Hertz Global Holdings, Inc. (a)(b)	458,870	5,556,916
Knight-Swift Transportation Holdings, Inc. Class A (b)	614,080	20,964,691
Landstar System, Inc. (b)	197,079	21,978,250
Lyft, Inc.	163,857	8,024,077
Marten Transport Ltd.	198,044	3,895,525
Old Dominion Freight Lines, Inc.	315,263	51,627,469
P.A.M. Transportation Services, Inc. (a)	11,803	680,915
Patriot Transportation Holding, Inc. (a)	5,715	104,299
Roadrunner Transportation Systems, Inc. (a)(b)	10,165	97,787
Ryder System, Inc.	259,064	12,479,113
Saia, Inc. (a)	127,509	10,907,120
Schneider National, Inc. Class B	136,954	2,662,386
U.S. Xpress Enterprises, Inc. (a)(b)	93,849	394,166
U.S.A. Truck, Inc. (a)(b)	35,507	308,201
Uber Technologies, Inc. (b)	973,494	31,706,700
Universal Logistics Holdings, Inc.	41,673	873,049
Werner Enterprises, Inc. (b)	225,360	7,364,765
YRC Worldwide, Inc. (a)(b)	164,196	357,947
		241,530,069
Trading Companies & Distributors - 1.0%
AeroCentury Corp. (a)	726	4,617
Air Lease Corp. Class A	502,502	20,873,933
Aircastle Ltd.	266,878	5,831,284
Applied Industrial Technologies, Inc.	188,352	10,056,113
Beacon Roofing Supply, Inc. (a)	338,805	10,801,103
BlueLinx Corp. (a)(b)	48,659	1,396,027
BMC Stock Holdings, Inc. (a)	328,879	8,363,393
CAI International, Inc. (a)	83,540	1,769,377
DXP Enterprises, Inc. (a)	81,122	2,632,409
EVI Industries, Inc. (b)	23,108	688,849
GATX Corp. (b)	176,734	13,117,197
General Finance Corp. (a)	73,463	607,539
H&E Equipment Services, Inc.	159,655	3,878,020
HD Supply Holdings, Inc. (a)	818,364	31,842,543
Herc Holdings, Inc. (a)	120,931	4,992,032
Houston Wire & Cable Co. (a)	67,850	306,682
Huttig Building Products, Inc. (a)(b)	72,927	164,086
India Globalization Capital, Inc. (a)(b)	172,304	177,473
Kaman Corp.	136,039	7,943,317
Lawson Products, Inc. (a)	39,966	1,456,761
MRC Global, Inc. (a)	414,465	5,209,825
MSC Industrial Direct Co., Inc. Class A	218,312	14,762,257
Now, Inc. (a)(b)	540,919	6,431,527
Rush Enterprises, Inc. Class A	164,234	5,930,490
SiteOne Landscape Supply, Inc. (a)(b)	200,782	15,701,152
Systemax, Inc.	72,976	1,464,628
Titan Machinery, Inc. (a)	93,368	1,406,122
Transcat, Inc. (a)	40,113	931,825
Triton International Ltd. (b)	261,173	8,396,712
Univar, Inc. (a)	642,590	12,434,117
Veritiv Corp. (a)	61,994	1,026,621
Watsco, Inc. (b)	155,028	25,354,829
WESCO International, Inc. (a)	204,085	9,200,152
Willis Lease Finance Corp. (a)	20,314	1,254,796
		236,407,808
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	376,450	14,237,339

TOTAL INDUSTRIALS		3,125,475,576

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	138,689	8,744,341
ADTRAN, Inc.	234,904	2,412,464
Applied Optoelectronics, Inc. (a)(b)	103,325	919,593
Aviat Networks, Inc. (a)	17,942	255,494
BK Technologies Corp.	68,107	265,617
CalAmp Corp. (a)	167,160	1,604,736
Calix Networks, Inc. (a)	240,815	1,447,298
Ciena Corp. (a)	699,448	28,628,407
Clearfield, Inc. (a)	45,080	481,905
ClearOne, Inc. (a)(b)	68,406	153,229
CommScope Holding Co., Inc. (a)	941,416	10,110,808
Communications Systems, Inc.	9,122	41,323
Comtech Telecommunications Corp.	119,418	3,194,432
Dasan Zhone Solutions, Inc. (a)	42,919	457,946
Digi International, Inc. (a)	143,313	1,831,540
EchoStar Holding Corp. Class A (a)	237,767	10,045,656
EMCORE Corp. (a)	116,856	333,040
Extreme Networks, Inc. (a)	608,620	4,065,582
Finisar Corp. (a)	573,339	12,963,195
Harmonic, Inc. (a)(b)	452,410	2,981,382
Infinera Corp. (a)(b)	738,753	3,937,553
InterDigital, Inc.	154,283	7,586,095
KVH Industries, Inc. (a)	55,592	517,006
Lantronix, Inc. (a)	36,109	118,438
Lumentum Holdings, Inc. (a)	372,397	20,764,857
NETGEAR, Inc. (a)(b)	153,907	5,343,651
NetScout Systems, Inc. (a)	340,145	7,534,212
Network-1 Security Solutions, Inc.	44,887	109,524
Optical Cable Corp. (a)	11,253	41,524
PC-Tel, Inc.	65,156	444,364
Plantronics, Inc.	159,857	4,966,757
Resonant, Inc. (a)(b)	88,838	295,831
Sonus Networks, Inc. (a)	258,535	1,336,626
Technical Communications Corp. (a)	2,782	6,566
Tessco Technologies, Inc.	29,976	443,045
Ubiquiti, Inc. (b)	93,246	10,304,615
ViaSat, Inc. (a)(b)	278,098	22,061,514
Viavi Solutions, Inc. (a)	1,114,515	15,480,613
Westell Technologies, Inc. Class A (a)(b)	36,810	50,798
xG Technology, Inc. (a)(b)	338	277
		192,281,854
Electronic Equipment & Components - 2.8%
ADDvantage Technologies Group, Inc. (a)	11,707	21,073
ADT, Inc. (b)	614,263	2,923,892
Akoustis Technologies, Inc. (a)(b)	124,372	910,403
Anixter International, Inc. (a)	143,641	8,614,151
Applied DNA Sciences, Inc. (a)(b)	174,455	53,209
Arlo Technologies, Inc.	387,678	1,217,309
Arrow Electronics, Inc. (a)	413,735	28,630,462
Avnet, Inc.	522,872	21,903,108
AVX Corp.	243,060	3,293,463
Badger Meter, Inc.	142,560	7,353,245
Bel Fuse, Inc. Class B (non-vtg.)	57,152	628,672
Belden, Inc.	191,756	8,745,991
Benchmark Electronics, Inc.	192,217	5,089,906
Cardtronics PLC (a)(b)	183,810	5,444,452
Casa Systems, Inc. (a)	137,941	794,540
CDW Corp.	711,520	82,180,560
Cemtrex, Inc. (a)(b)	4,301	6,796
ClearSign Combustion Corp. (a)(b)	88,193	119,061
Coda Octopus Group, Inc. (a)(b)	22,486	199,676
Cognex Corp. (b)	837,825	37,769,151
Coherent, Inc. (a)(b)	117,801	17,076,433
CTS Corp.	163,045	4,651,674
CUI Global, Inc. (a)(b)	85,811	46,081
Daktronics, Inc.	187,333	1,354,418
Data I/O Corp. (a)	25,384	93,667
Dell Technologies, Inc. (a)	731,384	37,688,218
Digital Ally, Inc. (a)(b)	43,337	52,438
Dolby Laboratories, Inc. Class A	315,259	19,407,344
DPW Holdings, Inc. (a)(b)	300	915
eMagin Corp. (a)	59,414	24,366
ePlus, Inc. (a)	66,423	5,428,088
Fabrinet (a)	182,249	9,201,752
FARO Technologies, Inc. (a)	87,303	4,298,800
Fitbit, Inc. (a)(b)	1,039,601	3,212,367
Frequency Electronics, Inc. (a)	18,714	202,673
I. D. Systems Inc. (a)(b)	44,410	240,258
Identiv, Inc. (a)	50,133	243,145
IEC Electronics Corp. (a)	42,451	279,752
II-VI, Inc. (a)(b)	299,090	11,218,866
Image Sensing Systems, Inc. (a)(b)	9,582	46,952
Insight Enterprises, Inc. (a)	178,420	8,574,865
Intellicheck, Inc. (a)(b)	65,588	318,102
Iteris, Inc. (a)	186,262	1,013,265
Itron, Inc. (a)	163,528	11,357,020
Jabil, Inc.	692,062	19,938,306
KEMET Corp.	283,468	4,748,089
KEY Tronic Corp. (a)	23,421	119,447
Kimball Electronics, Inc. (a)	128,173	1,693,165
Knowles Corp. (a)	450,026	9,126,527
LGL Group, Inc. (a)	6,067	59,153
LightPath Technologies, Inc. Class A (a)	75,176	58,637
Littelfuse, Inc.	120,797	18,852,788
LRAD Corp. (a)	86,279	317,507
Luna Innovations, Inc. (a)	134,554	857,109
Methode Electronics, Inc. Class A	183,996	5,840,033
MicroVision, Inc. (a)(b)	416,568	252,773
MTS Systems Corp.	86,712	4,931,311
Napco Security Technolgies, Inc. (a)	59,429	2,049,112
National Instruments Corp.	550,005	23,100,210
Neonode, Inc. (a)(b)	11,971	29,928
Novanta, Inc. (a)	163,211	12,240,825
OSI Systems, Inc. (a)	83,488	8,767,075
Par Technology Corp. (a)(b)	50,820	1,175,467
PC Connection, Inc.	59,843	2,108,269
PC Mall, Inc. (a)	44,663	1,563,205
Perceptron, Inc. (a)	32,730	151,540
Plexus Corp. (a)	148,202	8,478,636
Research Frontiers, Inc. (a)(b)	113,120	509,040
RF Industries Ltd.	34,355	259,380
Richardson Electronics Ltd.	36,172	213,415
Rogers Corp. (a)	90,397	11,970,371
Sanmina Corp. (a)	342,275	9,891,748
ScanSource, Inc. (a)	126,716	3,580,994
Sigmatron International, Inc. (a)	11,250	46,800
Superconductor Technologies, Inc. (a)	2,752	1,855
SYNNEX Corp.	202,867	17,002,283
Tech Data Corp. (a)	179,903	16,682,405
Trimble, Inc. (a)	1,221,587	45,833,944
TTM Technologies, Inc. (a)(b)	471,036	5,021,244
Vishay Intertechnology, Inc.	642,156	10,165,329
Vishay Precision Group, Inc. (a)	61,860	1,933,125
Wayside Technology Group, Inc.	13,193	180,876
Wireless Telecom Group, Inc. (a)	34,803	48,028
Wrap Technologies, Inc. (a)(b)	32,286	133,987
Zebra Technologies Corp. Class A (a)	264,776	54,287,023
		656,151,538
IT Services - 3.6%
3PEA International, Inc. (a)(b)	144,577	1,921,428
Alithya Group, Inc. (a)	33,434	92,947
ALJ Regional Holdings, Inc. (a)	9,675	15,480
AMERI Holdings, Inc. (a)(b)	269,695	57,823
Booz Allen Hamilton Holding Corp. Class A	683,840	51,636,758
Brightcove, Inc. (a)	172,903	2,131,894
CACI International, Inc. Class A (a)	121,248	26,952,218
Carbonite, Inc. (a)	158,934	1,915,155
Cass Information Systems, Inc.	57,105	2,889,513
Computer Task Group, Inc. (a)	43,271	218,951
Conduent, Inc. (a)	913,685	5,948,089
CoreLogic, Inc. (a)	399,381	19,330,040
CSG Systems International, Inc.	166,051	8,946,828
CSP, Inc.	3,689	50,355
Elastic NV (b)	35,613	3,130,027
Endurance International Group Holdings, Inc. (a)	400,898	2,020,526
EPAM Systems, Inc. (a)	253,288	48,461,593
Euronet Worldwide, Inc. (a)	253,973	38,893,425
EVERTEC, Inc.	298,273	10,397,797
EVO Payments, Inc. Class A (a)	147,784	4,386,229
Exela Technologies, Inc. (a)	248,418	285,681
ExlService Holdings, Inc. (a)	170,154	11,519,426
Fastly, Inc. Class A (b)	53,446	1,688,894
Fiserv, Inc. (a)	548	58,603
Genpact Ltd.	727,734	29,807,985
GoDaddy, Inc. (a)	859,515	54,441,680
GreenSky, Inc. Class A (a)(b)	222,038	1,509,858
GTT Communications, Inc. (a)(b)	164,309	1,562,579
Hackett Group, Inc.	132,731	2,140,951
i3 Verticals, Inc. Class A (a)	61,413	1,389,162
Information Services Group, Inc. (a)	106,909	284,378
Innodata, Inc. (a)	57,046	73,019
Internap Network Services Corp. (a)(b)	84,025	184,855
KBR, Inc.	688,271	17,564,676
Limelight Networks, Inc. (a)	561,479	1,364,394
Liveramp Holdings, Inc. (a)	340,441	14,421,081
ManTech International Corp. Class A	133,382	9,374,087
Marathon Patent Group, Inc. (a)(b)	13,462	22,482
Maximus, Inc.	312,208	24,021,284
ModusLink Global Solutions, Inc. (a)	124,462	217,809
MoneyGram International, Inc. (a)(b)	141,146	604,105
MongoDB, Inc. Class A (a)(b)	160,418	24,433,266
NIC, Inc.	332,798	6,928,854
Okta, Inc. (a)	509,144	64,406,716
Perficient, Inc. (a)	164,494	6,059,959
Perspecta, Inc.	692,885	17,980,366
PFSweb, Inc. (a)	68,404	145,701
Presidio, Inc.	242,687	3,887,846
PRG-Schultz International, Inc. (a)	113,057	609,377
Sabre Corp.	1,347,730	31,860,337
Science Applications International Corp.	247,977	21,824,456
ServiceSource International, Inc. (a)	310,800	285,936
Square, Inc. (a)(b)	1,543,850	95,471,684
StarTek, Inc. (a)	53,760	334,925
Switch, Inc. Class A (b)	253,158	4,151,791
Sykes Enterprises, Inc. (a)	195,468	5,668,572
Ttec Holdings, Inc.	70,995	3,330,375
Twilio, Inc. Class A (a)(b)	571,762	74,597,788
U.S.A. Technologies, Inc. (a)(b)	287,318	2,364,627
Unisys Corp. (a)(b)	261,757	1,711,891
Verra Mobility Corp. (a)(b)	565,284	7,868,753
Virtusa Corp. (a)	140,706	5,085,115
WEX, Inc. (a)	211,572	43,277,053
WidePoint Corp. (a)	264,173	91,800
		824,311,253
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (a)(b)	36,968	528,642
Adesto Technologies Corp. (a)	132,581	1,352,326
Advanced Energy Industries, Inc. (a)	185,444	9,576,328
AEHR Test Systems (a)	77,697	104,114
Alpha & Omega Semiconductor Ltd. (a)	93,791	1,104,858
Amkor Technology, Inc. (a)	637,965	5,582,194
Amtech Systems, Inc. (a)	53,049	268,958
Aquantia Corp. (a)	126,466	1,666,822
Atomera, Inc. (a)(b)	60,574	247,142
Axcelis Technologies, Inc. (a)	162,060	2,481,139
AXT, Inc. (a)(b)	163,305	553,604
Brooks Automation, Inc.	351,808	11,725,761
Cabot Microelectronics Corp.	142,922	17,815,227
Ceva, Inc. (a)	108,080	3,394,793
Cirrus Logic, Inc. (a)	288,450	15,472,458
Cohu, Inc.	199,201	2,374,476
Cree, Inc. (a)	517,124	22,200,133
CVD Equipment Corp. (a)	12,659	46,838
CyberOptics Corp. (a)(b)	31,816	435,243
Cypress Semiconductor Corp.	1,785,693	41,088,796
Diodes, Inc. (a)	195,673	7,151,848
DSP Group, Inc. (a)	106,594	1,475,261
Enphase Energy, Inc. (a)(b)	386,962	11,481,163
Entegris, Inc.	666,635	28,551,977
First Solar, Inc. (a)	372,943	23,148,572
FormFactor, Inc. (a)	371,995	6,357,395
GSI Technology, Inc. (a)	71,555	601,062
Ichor Holdings Ltd. (a)	117,239	2,492,501
Impinj, Inc. (a)(b)	76,135	2,769,791
Inphi Corp. (a)	220,022	13,463,146
Intermolecular, Inc. (a)	44,940	53,254
Intest Corp. (a)	33,374	140,171
Kopin Corp. (a)	302,580	280,552
Kulicke & Soffa Industries, Inc.	318,432	6,632,939
Lattice Semiconductor Corp. (a)	653,620	12,869,778
MACOM Technology Solutions Holdings, Inc. (a)(b)	225,315	4,425,187
Marvell Technology Group Ltd.	2,906,923	69,678,944
MaxLinear, Inc. Class A (a)(b)	315,065	6,244,588
MKS Instruments, Inc.	264,480	20,706,139
Monolithic Power Systems, Inc.	193,036	29,063,500
MoSys, Inc. (a)(b)	813	2,163
Nanometrics, Inc. (a)	122,181	3,334,319
NeoPhotonics Corp. (a)	188,143	1,177,775
NVE Corp.	23,223	1,490,917
ON Semiconductor Corp. (a)	2,021,428	35,981,418
PDF Solutions, Inc. (a)	138,524	1,622,116
Photronics, Inc. (a)	332,942	3,595,774
Pixelworks, Inc. (a)	137,421	432,876
Power Integrations, Inc. (b)	145,724	12,972,350
QuickLogic Corp. (a)(b)	362,578	138,686
Rambus, Inc. (a)	555,896	6,970,936
Rubicon Technology, Inc. (a)	8,459	77,400
Rudolph Technologies, Inc. (a)	153,852	3,383,205
Semtech Corp. (a)(b)	328,344	13,780,598
Silicon Laboratories, Inc. (a)	209,003	22,781,327
SMART Global Holdings, Inc. (a)(b)	66,413	1,886,793
SolarEdge Technologies, Inc. (a)(b)	217,977	17,856,676
SunPower Corp. (a)	306,995	3,843,577
Synaptics, Inc. (a)(b)	165,586	5,302,064
Teradyne, Inc.	835,988	44,282,284
Ultra Clean Holdings, Inc. (a)	204,869	2,446,136
Universal Display Corp.	208,339	42,807,414
Veeco Instruments, Inc. (a)	259,280	2,400,933
Versum Materials, Inc.	526,296	27,367,392
Xperi Corp.	246,179	4,509,999
		646,052,748
Software - 8.7%
2U, Inc. (a)(b)	276,803	4,949,238
8x8, Inc. (a)(b)	465,563	11,317,837
A10 Networks, Inc. (a)	286,209	1,986,290
ACI Worldwide, Inc. (a)	547,841	16,314,705
Agilysys, Inc. (a)	93,577	2,549,973
Alarm.com Holdings, Inc. (a)	174,588	8,310,389
Altair Engineering, Inc. Class A (a)	138,252	4,750,339
Alteryx, Inc. Class A (a)	228,144	32,499,113
American Software, Inc. Class A	136,738	2,154,991
Anaplan, Inc.	80,360	4,365,959
AppFolio, Inc. (a)(b)	60,204	5,946,349
Appian Corp. Class A (a)(b)	151,998	9,039,321
Aspen Technology, Inc. (a)	337,845	45,000,954
Asure Software, Inc. (a)(b)	71,510	460,524
AudioEye, Inc. (a)(b)	21,578	87,391
Avalara, Inc. (a)	218,567	18,433,941
Avaya Holdings Corp. (a)(b)	515,618	7,280,526
Aware, Inc. (a)	24,042	70,924
Benefitfocus, Inc. (a)(b)	133,148	3,477,826
Black Knight, Inc. (a)	693,785	43,188,116
Blackbaud, Inc.	239,941	21,827,433
BlackLine, Inc. (a)	233,621	11,898,318
Bottomline Technologies, Inc. (a)	183,876	7,583,046
Box, Inc. Class A (a)	726,397	10,627,188
Bridgeline Digital, Inc. (a)	19	37
BroadVision, Inc. (a)	7,279	10,118
BSQUARE Corp. (a)	35,232	45,802
Carbon Black, Inc. (a)	223,979	5,845,852
Cardlytics, Inc. (a)(b)	70,328	2,642,223
CDK Global, Inc.	593,221	25,603,418
Ceridian HCM Holding, Inc. (a)(b)	386,563	22,331,745
ChannelAdvisor Corp. (a)	125,310	1,077,666
Cision Ltd. (a)	378,205	2,617,179
Cloudera, Inc. (a)(b)	1,092,510	7,800,521
CommVault Systems, Inc. (a)	190,133	8,246,068
Cornerstone OnDemand, Inc. (a)	258,714	13,497,109
Coupa Software, Inc. (a)(b)	267,252	37,129,320
Digimarc Corp. (a)(b)	61,002	2,412,019
Digital Turbine, Inc. (a)	307,804	2,342,388
DocuSign, Inc. (a)	116,100	5,420,709
Domo, Inc. Class B (a)(b)	55,096	1,368,034
Dropbox, Inc. Class A (a)	961,524	17,211,280
Ebix, Inc. (b)	109,490	3,878,136
eGain Communications Corp. (a)	87,988	631,754
Envestnet, Inc. (a)(b)	236,517	13,531,138
Everbridge, Inc. (a)	142,939	12,321,342
Evolving Systems, Inc. (a)	27,005	21,604
Fair Isaac Corp. (a)	141,637	49,958,203
Finjan Holdings, Inc. (a)(b)	96,080	168,140
FireEye, Inc. (a)(b)	993,999	13,349,407
Five9, Inc. (a)	294,608	18,622,172
Forescout Technologies, Inc. (a)	182,651	6,544,385
Globalscape, Inc.	76,808	922,464
GSE Systems, Inc. (a)	32,533	58,234
Guidewire Software, Inc. (a)	398,128	38,291,951
HubSpot, Inc. (a)	191,783	38,295,229
HyreCar, Inc. (a)(b)	61,111	179,055
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	46,423
Inseego Corp. (a)(b)	262,109	1,163,764
Instructure, Inc. (a)(b)	165,280	6,835,981
Intelligent Systems Corp. (a)(b)	27,255	1,441,517
Inuvo, Inc. (a)	95,405	22,964
Issuer Direct Corp.	35,231	361,470
j2 Global, Inc.	227,763	19,268,750
LivePerson, Inc. (a)	294,099	11,687,494
LogMeIn, Inc.	242,054	16,178,889
Majesco (a)(b)	60,164	504,174
MAM Software Group, Inc. (a)	1,766	18,455
Manhattan Associates, Inc. (a)	317,289	26,217,590
Marin Software, Inc. (a)	22,030	54,634
MicroStrategy, Inc. Class A (a)	40,034	5,736,472
Mitek Systems, Inc. (a)	181,062	1,835,969
MobileIron, Inc. (a)	406,921	2,807,755
Model N, Inc. (a)	145,653	4,170,045
Monotype Imaging Holdings, Inc.	203,752	4,024,102
Net Element International, Inc. (a)(b)	15,603	74,738
NetSol Technologies, Inc. (a)	40,740	204,922
New Relic, Inc. (a)	226,125	12,966,008
Nuance Communications, Inc. (a)	1,418,693	23,848,229
Nutanix, Inc. Class A (a)(b)	726,819	17,610,824
NXT-ID, Inc. (a)	86,540	35,620
Onespan, Inc. (a)	162,723	2,196,761
Pagerduty, Inc. (b)	44,643	1,753,131
Palo Alto Networks, Inc. (a)	469,914	95,683,889
Parametric Technology Corp. (a)	507,656	33,236,238
Park City Group, Inc. (a)(b)	64,528	393,621
Paycom Software, Inc. (a)	240,623	60,184,625
Paylocity Holding Corp. (a)	154,774	16,904,416
Pegasystems, Inc.	175,913	12,340,297
Pivotal Software, Inc. (a)	377,022	5,621,398
Pluralsight, Inc. (a)(b)	270,411	4,353,617
Progress Software Corp.	223,611	8,448,024
Proofpoint, Inc. (a)	273,909	31,118,801
PROS Holdings, Inc. (a)	183,522	13,033,732
Q2 Holdings, Inc. (a)(b)	226,779	20,398,771
QAD, Inc.:
Class A	36,998	1,499,159
Class B	23,915	703,101
Qualys, Inc. (a)	166,556	13,261,189
Qumu Corp. (a)	82,505	260,716
Rapid7, Inc. (a)	205,792	11,048,972
RealNetworks, Inc. (a)	88,984	143,264
RealPage, Inc. (a)(b)	351,952	22,408,784
Red Violet, Inc. (a)(b)	23,864	323,357
Rimini Street, Inc. (a)	9,621	45,892
RingCentral, Inc. (a)	344,504	48,619,850
Riot Blockchain, Inc. (a)(b)	84,312	155,134
RumbleON, Inc. Class B (a)(b)	47,249	170,569
SailPoint Technologies Holding, Inc. (a)	312,967	7,051,147
Sciplay Corp. (A Shares)	106,506	1,012,872
SeaChange International, Inc. (a)	123,967	287,603
SecureWorks Corp. (a)(b)	51,274	618,877
ServiceNow, Inc. (a)	902,491	236,308,215
SharpSpring, Inc. (a)(b)	46,113	534,911
ShiftPixy, Inc. (a)(b)	15,135	7,200
ShotSpotter, Inc. (a)(b)	41,090	1,118,881
SITO Mobile Ltd. (a)(b)	82,134	65,707
Smartsheet, Inc. (a)	429,626	20,879,824
Smith Micro Software, Inc. (a)	131,130	810,383
Splunk, Inc. (a)	734,051	82,081,583
SPS Commerce, Inc. (a)	177,330	8,962,258
SS&C Technologies Holdings, Inc.	1,066,424	49,706,023
Support.com, Inc. (a)	54,868	89,435
SurveyMonkey	74,549	1,247,950
Synacor, Inc. (a)	119,442	174,385
Synchronoss Technologies, Inc. (a)	204,119	1,624,787
Telaria, Inc. (a)	133,692	1,334,246
TeleNav, Inc. (a)	193,880	2,194,722
Tenable Holdings, Inc. (a)	57,597	1,313,212
Teradata Corp. (a)	572,149	17,662,240
The Trade Desk, Inc. (a)(b)	179,266	44,058,205
TiVo Corp.	637,216	4,798,236
Tyler Technologies, Inc. (a)	188,164	48,271,593
Upland Software, Inc. (a)	106,269	4,038,222
Upwork, Inc. (b)	302,675	4,376,681
Varonis Systems, Inc. (a)	151,745	10,367,218
Verb Technology Co., Inc. (a)(b)	3,000	3,450
Verint Systems, Inc. (a)	323,406	17,234,306
Veritone, Inc. (a)(b)	55,423	251,620
VirnetX Holding Corp. (a)(b)	313,700	1,650,062
VMware, Inc. Class A	370,810	52,447,366
Workday, Inc. Class A (a)	791,740	140,359,667
Workiva, Inc. (a)	175,141	8,426,034
Yext, Inc. (a)(b)	415,904	6,558,806
Zendesk, Inc. (a)	536,189	43,002,358
Zix Corp. (a)	274,741	2,019,346
Zoom Video Communications, Inc. Class A (b)	117,285	10,751,516
Zscaler, Inc. (a)(b)	72,719	4,998,704
Zuora, Inc. (a)(b)	70,790	1,065,390
		2,027,684,731
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	570,545	3,993,815
Astro-Med, Inc.	35,940	590,494
Avid Technology, Inc. (a)	167,836	1,252,057
Boxlight Corp. (a)(b)	37,515	84,409
CPI Card Group (a)(b)	14,163	40,789
Cray, Inc. (a)	203,871	7,121,214
Diebold Nixdorf, Inc. (a)	374,987	4,203,604
Eastman Kodak Co. (a)(b)	178,692	430,648
Everspin Technologies, Inc. (a)(b)	46,642	315,300
Immersion Corp. (a)	157,229	1,290,850
Intevac, Inc. (a)	87,082	424,089
NCR Corp. (a)(b)	589,684	18,580,943
One Stop Systems, Inc. (a)	47,116	109,780
Pure Storage, Inc. Class A (a)	870,067	14,164,691
Qualstar Corp. (a)	11,767	58,835
Sonim Technologies, Inc. (b)	20,304	147,407
Transact Technologies, Inc.	27,805	329,767
		53,138,692

TOTAL INFORMATION TECHNOLOGY		4,399,620,816

MATERIALS - 4.1%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	134,313	58,158
Advanced Emissions Solutions, Inc.	96,954	1,223,559
AdvanSix, Inc. (a)	142,067	3,173,777
AgroFresh Solutions, Inc. (a)(b)	114,965	186,243
American Vanguard Corp.	129,218	1,831,019
Amyris, Inc. (a)(b)	222,319	840,366
Ashland Global Holdings, Inc.	304,096	22,271,991
Axalta Coating Systems Ltd. (a)	1,020,812	29,481,051
Balchem Corp.	159,455	14,158,009
Cabot Corp.	283,385	11,335,400
Chase Corp.	35,843	3,592,185
Core Molding Technologies, Inc. (a)	29,730	178,380
Element Solutions, Inc. (a)	1,171,901	10,933,836
Ferro Corp. (a)	404,171	4,118,502
Flotek Industries, Inc. (a)(b)	264,681	553,183
FutureFuel Corp.	128,970	1,390,297
H.B. Fuller Co.	247,791	10,558,375
Hawkins, Inc.	45,489	2,017,437
Huntsman Corp.	1,022,821	20,374,594
Ingevity Corp. (a)	206,836	15,754,698
Innophos Holdings, Inc.	99,072	2,782,932
Innospec, Inc.	121,000	10,064,780
Intrepid Potash, Inc. (a)	489,269	1,453,129
Koppers Holdings, Inc. (a)	104,535	2,771,223
Kraton Performance Polymers, Inc. (a)	159,945	4,388,891
Kronos Worldwide, Inc. (b)	117,333	1,284,796
Loop Industries, Inc. (a)(b)	68,441	968,440
LSB Industries, Inc. (a)	104,556	488,277
Marrone Bio Innovations, Inc. (a)(b)	160,000	219,200
Minerals Technologies, Inc.	173,116	8,344,191
NewMarket Corp.	42,979	20,404,280
Northern Technologies International Corp.	14,032	154,352
Olin Corp.	801,602	13,611,202
OMNOVA Solutions, Inc. (a)	225,229	2,263,551
PolyOne Corp.	379,672	12,153,301
PQ Group Holdings, Inc. (a)	186,408	2,663,770
Quaker Chemical Corp.	64,045	10,174,189
Rayonier Advanced Materials, Inc.	246,939	866,756
RPM International, Inc.	643,580	43,551,059
Sensient Technologies Corp.	203,385	13,285,108
Stepan Co.	103,938	9,914,646
Taronis Technologies, Inc. (a)(b)	9,206	17,491
The Chemours Co. LLC	801,611	11,358,828
The Scotts Miracle-Gro Co. Class A	193,059	20,526,033
Trecora Resources (a)	90,844	822,138
Tredegar Corp.	122,777	2,122,814
Trinseo SA	197,939	6,945,680
Tronox Holdings PLC (b)	430,590	3,199,284
Valhi, Inc.	140,481	273,938
Valvoline, Inc.	929,223	21,000,440
Venator Materials PLC (a)	253,191	564,616
W.R. Grace & Co.	327,839	22,197,979
Westlake Chemical Corp. (b)	174,516	10,224,892
		415,093,266
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)(b)	163,660	723,377
Eagle Materials, Inc.	216,586	18,234,375
Forterra, Inc. (a)(b)	86,988	520,188
Foundation Building Materials, Inc. (a)(b)	88,964	1,523,953
nVent Electric PLC	774,063	15,682,516
Summit Materials, Inc. (a)(b)	545,294	11,440,268
Tecnoglass, Inc.	87,666	628,565
U.S. Concrete, Inc. (a)(b)	79,728	3,230,579
United States Lime & Minerals, Inc.	10,066	776,793
		52,760,614
Containers& Packaging - 0.8%
Aptargroup, Inc.	306,157	37,418,509
Berry Global Group, Inc. (a)	642,023	25,128,780
Crown Holdings, Inc. (a)	660,613	43,494,760
Graphic Packaging Holding Co.	1,442,411	19,919,696
Greif, Inc.:
Class A	103,463	3,640,863
Class B	47,597	1,980,511
Myers Industries, Inc.	173,107	2,913,391
Owens-Illinois, Inc.	760,517	7,734,458
Silgan Holdings, Inc.	381,724	11,360,106
Sonoco Products Co.	489,670	28,009,124
UFP Technologies, Inc. (a)	36,463	1,523,424
		183,123,622
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	1,586,535	3,426,916
Alcoa Corp. (a)	913,648	16,381,709
Allegheny Technologies, Inc. (a)(b)	625,183	12,391,127
Ampco-Pittsburgh Corp. (a)(b)	38,813	139,339
Atkore International Group, Inc. (a)	228,233	6,621,039
Carpenter Technology Corp.	229,147	11,145,710
Century Aluminum Co.(a)(b)	242,752	1,337,564
Cleveland-Cliffs, Inc. (b)	1,378,763	10,947,378
Coeur d'Alene Mines Corp. (a)	1,106,329	6,051,620
Commercial Metals Co.	577,912	9,055,881
Compass Minerals International, Inc.	163,577	8,134,684
Comstock Mining, Inc. (a)(b)	43,965	4,669
Friedman Industries	25,968	164,897
General Moly, Inc. (a)	199,078	37,626
Gold Resource Corp.	343,295	1,170,636
Golden Minerals Co. (a)(b)	162,066	44,131
Haynes International, Inc.	62,561	1,868,697
Hecla Mining Co.	2,392,289	4,258,274
Kaiser Aluminum Corp.	79,838	7,060,074
Livent Corp. (b)	709,806	4,365,307
Materion Corp.	101,318	5,961,551
Mayville Engineering Co., Inc.	31,068	410,719
McEwen Mining, Inc. (b)	1,404,726	2,851,594
Olympic Steel, Inc.	44,454	477,881
Paramount Gold Nevada Corp. (a)(b)	22,322	19,197
Reliance Steel & Aluminum Co.	324,558	31,556,774
Royal Gold, Inc.	321,816	42,923,818
Ryerson Holding Corp. (a)	81,593	560,544
Schnitzer Steel Industries, Inc. Class A	134,504	2,977,919
Solitario Exploration & Royalty Corp. (a)	56,754	16,459
Steel Dynamics, Inc.	1,080,747	29,180,169
SunCoke Energy, Inc.	446,932	2,788,856
Synalloy Corp.	36,188	580,456
TimkenSteel Corp. (a)(b)	200,180	1,044,940
U.S. Antimony Corp. (a)	139,038	92,460
U.S. Gold Corp. (a)(b)	6,781	6,138
United States Steel Corp. (b)	835,120	9,244,778
Universal Stainless & Alloy Products, Inc. (a)	43,484	684,003
Warrior Metropolitan Coal, Inc.	209,653	4,381,748
Worthington Industries, Inc.	191,427	6,642,517
		247,009,799
Paper & Forest Products - 0.2%
Boise Cascade Co.	197,862	6,212,867
Clearwater Paper Corp. (a)	86,294	1,382,430
Domtar Corp.	308,109	10,152,192
Louisiana-Pacific Corp. (b)	604,137	14,523,453
Mercer International, Inc. (SBI)	214,087	2,577,607
Neenah, Inc.	83,987	5,356,691
P.H. Glatfelter Co.	230,364	3,312,634
Resolute Forest Products	452,146	1,935,185
Schweitzer-Mauduit International, Inc.	155,999	5,232,206
Verso Corp. (a)	175,688	1,793,774
		52,479,039

TOTAL MATERIALS		950,466,340

REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Acadia Realty Trust (SBI)	407,534	11,146,055
Agree Realty Corp. (b)	205,887	15,377,700
Alexander & Baldwin, Inc.	343,146	7,854,612
Alexanders, Inc.	19,042	7,189,688
American Assets Trust, Inc.	232,744	10,906,384
American Campus Communities, Inc.	681,221	31,663,152
American Finance Trust, Inc. (b)	272,565	3,262,603
American Homes 4 Rent Class A	1,273,451	32,574,877
Americold Realty Trust (b)	937,878	34,157,517
Apple Hospitality (REIT), Inc.	1,023,876	16,310,345
Armada Hoffler Properties, Inc.	267,937	4,646,028
Ashford Hospitality Trust, Inc.	453,502	1,269,806
Bluerock Residential Growth (REIT), Inc.	113,385	1,402,572
Braemar Hotels & Resorts, Inc.	164,484	1,508,318
Brandywine Realty Trust (SBI)	851,561	12,219,900
Brixmor Property Group, Inc.	1,457,462	26,861,025
BRT Realty Trust	35,820	518,674
Camden Property Trust (SBI)	471,525	51,042,581
CareTrust (REIT), Inc.	468,676	11,149,802
CatchMark Timber Trust, Inc.	241,517	2,393,433
CBL & Associates Properties, Inc. (b)	849,300	772,863
Cedar Realty Trust, Inc.	422,277	1,000,796
Chatham Lodging Trust	227,926	3,781,292
Chesapeake Lodging Trust	298,425	7,684,444
CIM Commercial Trust Corp.	35,238	704,760
City Office REIT, Inc.	196,734	2,663,778
Clipper Realty, Inc.	58,110	635,723
Colony Capital, Inc.	2,395,586	10,780,137
Columbia Property Trust, Inc.	580,269	12,411,954
Community Healthcare Trust, Inc.	90,983	3,879,515
Condor Hospitality Trust, Inc.	9,303	102,798
CorEnergy Infrastructure Trust, Inc. (b)	59,896	2,701,909
CorePoint Lodging, Inc.	196,341	1,786,703
CoreSite Realty Corp.	179,725	20,880,451
Corporate Office Properties Trust (SBI)	555,946	16,061,280
Corrections Corp. of America	601,326	10,192,476
Cousins Properties, Inc.	704,186	24,435,254
CubeSmart	924,237	33,170,866
CyrusOne, Inc.	556,611	40,888,644
DDR Corp.	699,919	9,700,877
DiamondRock Hospitality Co.	965,604	9,144,270
Douglas Emmett, Inc.	795,624	33,575,333
Easterly Government Properties, Inc.	384,810	7,907,846
EastGroup Properties, Inc.	180,108	22,427,048
Empire State Realty Trust, Inc.	685,411	9,636,879
EPR Properties	370,644	29,002,893
Equity Commonwealth	593,491	19,976,907
Equity Lifestyle Properties, Inc.	437,759	58,974,892
Essential Properties Realty Trust, Inc.	382,643	8,689,823
Farmland Partners, Inc.	153,535	925,816
First Industrial Realty Trust, Inc.	627,595	24,444,825
Four Corners Property Trust, Inc.	340,586	9,703,295
Franklin Street Properties Corp.	530,622	4,016,809
Front Yard Residential Corp. Class B	237,862	2,637,890
Gaming & Leisure Properties	978,031	38,260,573
Getty Realty Corp.	176,960	5,620,250
Gladstone Commercial Corp.	150,044	3,401,497
Gladstone Land Corp.	85,780	987,328
Global Medical REIT, Inc.	143,269	1,565,930
Global Net Lease, Inc.	407,399	7,813,913
Global Self Storage, Inc.	69,168	303,648
Government Properties Income Trust (b)	235,007	6,371,040
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	309,509	8,551,734
Healthcare Realty Trust, Inc.	636,353	21,146,010
Healthcare Trust of America, Inc.	1,017,790	28,864,524
Hersha Hospitality Trust	176,585	2,454,532
Highwoods Properties, Inc. (SBI)	504,697	21,807,957
Hospitality Properties Trust (SBI)	805,682	19,449,163
Hudson Pacific Properties, Inc.	753,878	25,631,852
Independence Realty Trust, Inc.	460,055	6,399,365
Industrial Logistics Properties Trust	321,553	6,878,019
Investors Real Estate Trust	60,813	4,211,300
Invitation Homes, Inc.	2,031,626	58,429,564
iStar Financial, Inc. (b)	328,567	4,205,658
JBG SMITH Properties	602,711	23,059,723
Jernigan Capital, Inc.	100,994	1,950,194
Kilroy Realty Corp.	494,526	38,503,794
Kite Realty Group Trust	428,412	6,122,007
Lamar Advertising Co. Class A	421,380	32,298,777
Lexington Corporate Properties Trust	1,022,160	10,620,242
Liberty Property Trust (SBI)	724,003	37,735,036
Life Storage, Inc.	228,423	24,203,701
LTC Properties, Inc.	201,923	9,853,842
Mack-Cali Realty Corp.	444,236	9,049,087
Medical Properties Trust, Inc.	2,138,082	39,746,944
Monmouth Real Estate Investment Corp. Class A	476,392	6,250,263
National Health Investors, Inc.	214,727	17,813,752
National Retail Properties, Inc.	799,205	44,875,361
National Storage Affiliates Trust	280,810	9,395,903
New Senior Investment Group, Inc.	420,401	2,627,506
NexPoint Residential Trust, Inc.	108,812	5,048,877
NorthStar Realty Europe Corp.	249,683	4,227,133
Omega Healthcare Investors, Inc.	1,049,024	42,674,296
One Liberty Properties, Inc.	71,120	1,904,594
Outfront Media, Inc.	691,636	19,006,157
Paramount Group, Inc.	1,000,928	13,192,231
Park Hotels & Resorts, Inc.	982,417	23,135,920
Pebblebrook Hotel Trust	633,563	17,087,194
Pennsylvania Real Estate Investment Trust (SBI) (b)	307,135	1,578,674
Physicians Realty Trust	921,090	15,953,279
Piedmont Office Realty Trust, Inc. Class A	610,983	12,060,804
Plymouth Industrial REIT, Inc.	40,088	748,042
Potlatch Corp. (b)	336,119	12,933,859
Power (REIT) (a)	1,204	11,787
Preferred Apartment Communities, Inc. Class A	216,949	2,920,134
PS Business Parks, Inc.	99,218	17,820,545
QTS Realty Trust, Inc. Class A (b)	271,912	13,340,003
Ramco-Gershenson Properties Trust (SBI)	410,759	4,888,032
Rayonier, Inc.	639,251	17,131,927
Regional Health Properties, Inc. (a)(b)	3,317	6,866
Retail Opportunity Investments Corp.	550,609	9,641,164
Retail Properties America, Inc.	1,071,208	12,168,923
Rexford Industrial Realty, Inc.	538,354	23,789,863
RLJ Lodging Trust	844,934	13,696,380
Ryman Hospitality Properties, Inc.	255,889	20,384,118
Sabra Health Care REIT, Inc.	929,699	20,100,092
Safety Income and Growth, Inc.	45,219	1,324,917
Saul Centers, Inc.	59,199	2,973,566
Senior Housing Properties Trust (SBI)	1,166,527	9,903,814
Seritage Growth Properties (b)	136,941	5,353,024
Sotherly Hotels, Inc.	41,362	281,055
Spirit MTA REIT	216,120	1,815,408
Spirit Realty Capital, Inc. (b)	426,567	20,449,622
Stag Industrial, Inc.	622,167	18,092,616
Store Capital Corp.	989,811	37,375,263
Summit Hotel Properties, Inc.	530,232	5,917,389
Sun Communities, Inc.	436,907	64,574,855
Sunstone Hotel Investors, Inc.	1,107,444	14,551,814
Tanger Factory Outlet Centers, Inc. (b)	460,913	6,517,310
Target Hospitality Corp. (a)(b)	161,509	985,205
Taubman Centers, Inc.	298,198	11,644,632
Terreno Realty Corp.	313,707	15,861,026
The GEO Group, Inc.	610,978	10,484,382
UMH Properties, Inc. (b)	179,957	2,314,247
Uniti Group, Inc. (b)	891,060	6,584,933
Universal Health Realty Income Trust (SBI)	64,041	6,192,124
Urban Edge Properties	588,377	10,302,481
Urstadt Biddle Properties, Inc. Class A	158,397	3,324,753
VEREIT, Inc.	4,756,709	46,377,913
VICI Properties, Inc. (b)	1,963,807	43,517,963
Washington Prime Group, Inc. (b)	898,894	2,903,428
Washington REIT (SBI)	405,558	10,743,231
Weingarten Realty Investors (SBI)	590,954	15,654,371
Wheeler REIT, Inc. (a)(b)	33,737	50,268
Whitestone REIT Class B	198,061	2,459,918
WP Carey, Inc.	830,645	74,591,921
Xenia Hotels & Resorts, Inc.	552,225	11,160,467
		2,104,950,917
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	24,211
Altisource Portfolio Solutions SA (a)(b)	52,112	1,031,818
American Realty Investments, Inc. (a)	2,084	24,154
Boston Omaha Corp. (a)(b)	48,795	999,322
Colony NorthStar Credit Real Estate, Inc.	425,153	5,327,167
Consolidated-Tomoka Land Co.	28,508	1,819,951
eXp World Holdings, Inc. (a)(b)	192,652	1,676,072
Forestar Group, Inc. (a)(b)	50,579	964,036
FRP Holdings, Inc. (a)(b)	35,320	1,737,391
Griffin Industrial Realty, Inc.	8,215	295,658
Howard Hughes Corp. (a)	192,047	24,249,775
InterGroup Corp. (a)	1,129	32,865
J.W. Mays, Inc. (a)	15	562
Jones Lang LaSalle, Inc.	251,737	33,745,345
Kennedy-Wilson Holdings, Inc.	617,459	12,954,290
Legacy Housing Corp.	19,089	281,945
Marcus & Millichap, Inc. (a)	108,056	3,898,660
Maui Land & Pineapple, Inc. (a)(b)	29,867	314,201
Newmark Group, Inc.	721,864	6,265,780
Postal Realty Trust, Inc.	26,432	402,559
RE/MAX Holdings, Inc.	89,260	2,291,304
Realogy Holdings Corp. (b)	551,107	2,634,291
Redfin Corp. (a)(b)	340,359	5,748,664
Retail Value, Inc.	82,025	3,034,105
Stratus Properties, Inc. (a)	13,564	356,733
Tejon Ranch Co. (a)	122,777	2,055,287
The St. Joe Co. (a)(b)	305,162	5,486,813
Transcontinental Realty Investors, Inc. (a)	1,782	52,230
Trinity Place Holdings, Inc. (a)	39,666	151,524
Twin River Worldwide Holdings, Inc. (b)	135,008	3,057,931
		120,914,644

TOTAL REAL ESTATE		2,225,865,561

UTILITIES - 2.9%
Electric Utilities - 1.0%
Allete, Inc.	254,684	21,834,059
El Paso Electric Co.	197,104	13,146,837
Genie Energy Ltd. Class B (b)	101,120	724,019
Hawaiian Electric Industries, Inc.	525,267	23,321,855
IDACORP, Inc.	244,139	26,808,904
MGE Energy, Inc.	176,208	13,365,377
OGE Energy Corp.	972,302	41,682,587
Otter Tail Corp.	198,123	10,028,986
PNM Resources, Inc.	394,488	20,122,833
Portland General Electric Co.	439,682	25,013,509
Spark Energy, Inc. Class A, (b)	72,291	683,873
Vistra Energy Corp.	1,830,009	45,658,725
		242,391,564
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	81,583	7,716,120
National Fuel Gas Co.	420,500	19,654,170
New Jersey Resources Corp.	438,234	20,044,823
Northwest Natural Holding Co.	151,652	10,821,887
ONE Gas, Inc.	258,608	23,691,079
RGC Resources, Inc.	49,903	1,416,247
South Jersey Industries, Inc. (b)	445,891	14,420,115
Southwest Gas Holdings, Inc.	263,035	23,996,683
Spire, Inc.	249,598	21,190,870
UGI Corp.	1,016,811	49,488,191
		192,440,185
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (a)(b)	105,552	472,873
NRG Yield, Inc.:
Class A	157,222	2,635,041
Class C (b)	369,301	6,536,628
Ormat Technologies, Inc. (b)	249,143	18,503,851
Pattern Energy Group, Inc.	450,786	12,238,840
Terraform Power, Inc.	401,682	6,812,527
		47,199,760
Multi-Utilities - 0.4%
Avangrid, Inc. (b)	276,048	13,951,466
Avista Corp.	318,326	14,929,489
Black Hills Corp.	266,619	20,452,343
MDU Resources Group, Inc.	966,589	25,991,578
NorthWestern Energy Corp.	248,660	18,012,930
Unitil Corp.	75,558	4,561,436
		97,899,242
Water Utilities - 0.5%
American States Water Co.	185,075	17,124,990
Aqua America, Inc.	1,055,744	46,758,902
AquaVenture Holdings Ltd. (a)	105,741	1,869,501
Artesian Resources Corp. Class A	37,388	1,360,923
Cadiz, Inc. (a)(b)	126,047	1,450,801
California Water Service Group	243,765	13,758,097
Connecticut Water Service, Inc.	59,004	4,138,541
Global Water Resources, Inc.	2,400	28,584
Middlesex Water Co.	83,645	5,105,691
Pure Cycle Corp. (a)	70,372	763,536
Select Energy Services, Inc. Class A (a)	300,092	2,448,751
SJW Corp.	116,431	7,955,730
York Water Co.	64,115	2,394,054
		105,158,101

TOTAL UTILITIES		685,088,852

TOTAL COMMON STOCKS
(Cost $17,998,783,133)		23,257,934,271

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%
(Cost $1,799)	865	2,059

Money Market Funds - 12.7%
Fidelity Cash Central Fund 2.13% (e)	355	355
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	2,966,453,264	2,966,749,910
TOTAL MONEY MARKET FUNDS
(Cost $2,966,750,265)		2,966,750,265
TOTAL INVESTMENT IN SECURITIES - 112.5%
(Cost $20,965,535,197)		26,224,686,595
NET OTHER ASSETS (LIABILITIES) - (12.5)%		(2,913,143,442)
NET ASSETS - 100%		$23,311,543,153

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	435	Sept. 2019	$32,498,850	$211,558	$211,558
CME E-mini S&P MidCap 400 Index Contracts (United States)	114	Sept. 2019	21,447,960	160,158	160,158
TOTAL FUTURES CONTRACTS					$371,716

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$683,626
Fidelity Securities Lending Cash Central Fund	11,207,526
Total	$11,891,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,142,391,336	$1,142,385,096	$--	$6,240
Consumer Discretionary	2,776,211,266	2,776,211,266	--	--
Consumer Staples	614,029,730	614,029,730	--	--
Energy	539,505,591	539,505,591	--	--
Financials	3,815,622,961	3,815,622,961	--	--
Health Care	2,983,656,242	2,983,651,032	--	5,210
Industrials	3,125,477,635	3,125,477,635	--	--
Information Technology	4,399,620,816	4,399,620,816	--	--
Materials	950,466,340	950,408,182	--	58,158
Real Estate	2,225,865,561	2,225,865,561	--	--
Utilities	685,088,852	685,088,852	--	--
Money Market Funds	2,966,750,265	2,966,750,265	--	--
Total Investments in Securities:	$26,224,686,595	$26,224,616,987	$--	$69,608
Derivative Instruments:
Assets
Futures Contracts	$371,716	$371,716	$--	$--
Total Assets	$371,716	$371,716	$--	$--
Total Derivative Instruments:	$371,716	$371,716	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$371,716	$0
Total Equity Risk	371,716	0
Total Value of Derivatives	$371,716	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,875,959,143) — See accompanying schedule: Unaffiliated issuers (cost $17,998,784,932)	$23,257,936,330
Fidelity Central Funds (cost $2,966,750,265)	2,966,750,265
Total Investment in Securities (cost $20,965,535,197)		$26,224,686,595
Segregated cash with brokers for derivative instruments		1,047,150
Cash		10,679,419
Receivable for investments sold		22,038
Receivable for fund shares sold		47,680,851
Dividends receivable		17,122,553
Distributions receivable from Fidelity Central Funds		2,691,357
Receivable for daily variation margin on futures contracts		489
Other receivables		534,798
Total assets		26,304,465,250
Liabilities
Payable for investments purchased	$2,655,735
Payable for fund shares redeemed	16,393,009
Accrued management fee	875,442
Notes payable to affiliates	5,470,000
Other payables and accrued expenses	478,155
Collateral on securities loaned	2,967,049,756
Total liabilities		2,992,922,097
Net Assets		$23,311,543,153
Net Assets consist of:
Paid in capital		$17,725,123,080
Total distributable earnings (loss)		5,586,420,073
Net Assets		$23,311,543,153
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($23,311,543,153 ÷ 383,119,672 shares)		$60.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$164,786,590
Interest		35,233
Income from Fidelity Central Funds (including $11,207,526 from security lending)		11,891,152
Total income		176,712,975
Expenses
Management fee	$5,304,948
Independent trustees' fees and expenses	63,896
Interest	14,114
Commitment fees	30,870
Total expenses before reductions	5,413,828
Expense reductions	(29,220)
Total expenses after reductions		5,384,608
Net investment income (loss)		171,328,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	328,634,060
Fidelity Central Funds	28,769
Futures contracts	1,012,216
Total net realized gain (loss)		329,675,045
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(645,062,753)
Futures contracts	(9,491,333)
Total change in net unrealized appreciation (depreciation)		(654,554,086)
Net gain (loss)		(324,879,041)
Net increase (decrease) in net assets resulting from operations		$(153,550,674)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$171,328,367	$323,212,621
Net realized gain (loss)	329,675,045	1,412,515,771
Change in net unrealized appreciation (depreciation)	(654,554,086)	(303,869,044)
Net increase (decrease) in net assets resulting from operations	(153,550,674)	1,431,859,348
Distributions to shareholders	(375,075,524)	(1,108,025,639)
Share transactions - net increase (decrease)	828,108,572	1,428,895,958
Total increase (decrease) in net assets	299,482,374	1,752,729,667
Net Assets
Beginning of period	23,012,060,779	21,259,331,112
End of period	$23,311,543,153	$23,012,060,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$62.22	$61.68	$58.09	$45.99	$57.39	$55.28
Income from Investment Operations
Net investment income (loss)B	.45	.88	.83	.81	.76	.76
Net realized and unrealized gain (loss)	(.82)	2.89	6.24	13.98	(8.98)	3.63
Total from investment operations	(.37)	3.77	7.07	14.79	(8.22)	4.39
Distributions from net investment income	(.09)	(.90)	(.81)	(.76)	(.73)	(.72)
Distributions from net realized gain	(.91)	(2.33)	(2.67)	(1.93)	(2.45)	(1.55)
Total distributions	(1.00)	(3.23)	(3.48)	(2.69)	(3.18)	(2.28)C
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$60.85	$62.22	$61.68	$58.09	$45.99	$57.39
Total ReturnE,F	(.64)%	6.77%	12.35%	32.58%	(14.83)%	8.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.05%	.07%	.07%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.05%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.05%	.05%	.06%	.06%
Net investment income (loss)	1.45%I	1.47%	1.37%	1.52%	1.43%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$23,311,543	$23,012,061	$2,985,201	$2,219,377	$1,109,249	$754,325
Portfolio turnover rateJ	12%I	13%K	11%	12%	12%K	7%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
12.0

Top Market Sectors as of August 31, 2019

% of fund's net assets
Financials	17.9
Industrials	14.3
Consumer Staples	12.2
Health Care	11.5
Consumer Discretionary	10.4
Materials	7.0
Information Technology	6.9
Communication Services	5.5
Energy	4.9
Utilities	3.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2019
Japan	24.0%
United Kingdom	15.2%
France	10.3%
Switzerland	9.5%
Germany	8.4%
Australia	6.9%
Netherlands	4.8%
Spain	2.8%
Hong Kong	2.6%
Other*	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 6.9%
AGL Energy Ltd.	1,277,448	$16,311,238
Alumina Ltd.	4,709,813	6,882,857
AMP Ltd.	6,649,907	7,590,854
APA Group unit	2,300,294	17,055,954
Aristocrat Leisure Ltd.	1,119,912	22,437,591
ASX Ltd.	377,150	21,922,021
Aurizon Holdings Ltd.	3,827,561	15,234,035
Australia & New Zealand Banking Group Ltd.	5,532,231	99,624,709
Bank of Queensland Ltd.	772,992	4,773,640
Bendigo & Adelaide Bank Ltd.	941,726	7,090,416
BHP Billiton Ltd.	5,730,759	140,675,127
BlueScope Steel Ltd.	1,024,458	8,617,116
Boral Ltd.	2,263,634	6,478,888
Brambles Ltd.	3,099,533	23,587,400
Caltex Australia Ltd.	480,189	7,748,263
Challenger Ltd.	1,064,088	4,808,454
Cimic Group Ltd.	185,657	3,875,952
Coca-Cola Amatil Ltd.	989,794	7,245,689
Cochlear Ltd.	111,586	16,382,175
Coles Group Ltd.	2,205,569	20,557,112
Commonwealth Bank of Australia	3,442,137	183,246,371
Computershare Ltd.	952,429	9,864,937
Crown Ltd.	720,092	5,824,201
CSL Ltd.	881,253	142,951,488
DEXUS Property Group unit	2,125,080	18,461,643
Flight Centre Travel Group Ltd.	107,691	3,373,115
Fortescue Metals Group Ltd.	2,676,508	14,419,955
Goodman Group unit	3,177,466	31,070,832
Harvey Norman Holdings Ltd. (a)	1,026,056	3,026,569
Incitec Pivot Ltd.	3,092,694	6,685,707
Insurance Australia Group Ltd.	4,498,510	24,417,944
Lendlease Group unit	1,089,812	12,520,912
Macquarie Group Ltd.	628,908	52,450,957
Magellan Financial Group Ltd.	246,042	8,407,465
Medibank Private Ltd.	5,366,871	13,156,122
Mirvac Group unit	7,545,458	16,209,949
National Australia Bank Ltd.	5,488,354	101,150,149
Newcrest Mining Ltd.	1,496,058	37,278,250
Orica Ltd.	730,700	10,594,696
Origin Energy Ltd.	3,433,426	17,642,397
QBE Insurance Group Ltd.	2,584,343	21,807,535
Ramsay Health Care Ltd.	275,216	12,165,994
realestate.com.au Ltd.	103,352	7,274,147
Rio Tinto Ltd.	722,170	42,594,129
Santos Ltd.	3,452,889	16,765,760
Scentre Group unit	10,351,219	28,162,955
SEEK Ltd.	644,661	8,826,208
Sonic Healthcare Ltd.	875,921	17,372,231
South32 Ltd.	9,844,563	17,502,727
SP AusNet	3,590,391	4,352,308
Stockland Corp. Ltd. unit	4,688,101	14,270,551
Suncorp Group Ltd.	2,526,738	23,499,534
Sydney Airport unit	2,137,616	12,135,638
Tabcorp Holdings Ltd.	3,943,207	12,507,653
Telstra Corp. Ltd.	8,095,387	20,280,839
The GPT Group unit	3,790,123	16,310,209
TPG Telecom Ltd.	701,671	3,147,119
Transurban Group unit	5,206,397	52,418,409
Treasury Wine Estates Ltd.	1,386,727	17,501,123
Vicinity Centres unit	6,258,568	10,916,417
Washington H. Soul Pattinson & Co. Ltd.	230,555	3,243,533
Wesfarmers Ltd.	2,205,003	58,061,908
Westpac Banking Corp.	6,724,194	127,596,101
Woodside Petroleum Ltd.	1,822,342	39,431,742
Woolworths Group Ltd.	2,464,606	62,690,227
WorleyParsons Ltd.	620,588	5,136,421

TOTAL AUSTRALIA		1,827,624,568

Austria - 0.2%
Andritz AG	141,204	4,972,296
Erste Group Bank AG	586,259	18,859,479
OMV AG	285,288	14,551,660
Raiffeisen International Bank-Holding AG	286,647	6,264,558
Verbund AG	131,570	7,830,199
Voestalpine AG	221,782	5,106,552

TOTAL AUSTRIA		57,584,744

Bailiwick of Jersey - 0.7%
Experian PLC	1,771,208	54,268,085
Ferguson PLC	451,589	33,211,387
Glencore Xstrata PLC	21,417,006	61,452,486
WPP PLC	2,459,718	29,099,596

TOTAL BAILIWICK OF JERSEY		178,031,554

Belgium - 1.0%
Ageas	354,143	18,955,056
Anheuser-Busch InBev SA NV	1,482,590	140,133,584
Colruyt NV	109,928	5,626,418
Groupe Bruxelles Lambert SA	156,766	14,638,070
KBC Groep NV	485,838	28,107,668
Proximus	295,110	8,721,520
Solvay SA Class A	144,999	14,616,605
Telenet Group Holding NV	90,334	4,501,427
UCB SA	246,630	18,415,728
Umicore SA	384,541	12,250,422

TOTAL BELGIUM		265,966,498

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,296,450	8,727,717
Dairy Farm International Holdings Ltd.	642,934	4,603,407
Hongkong Land Holdings Ltd.	2,256,852	12,322,412
Jardine Matheson Holdings Ltd.	430,209	23,390,463
Jardine Strategic Holdings Ltd.	431,534	13,636,474
Kerry Properties Ltd.	1,250,181	4,207,518
NWS Holdings Ltd.	3,022,104	5,195,170
Shangri-La Asia Ltd.	2,439,380	2,546,757
Yue Yuen Industrial (Holdings) Ltd.	1,411,500	3,608,026

TOTAL BERMUDA		78,237,944

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	592,729	6,773,500
BeiGene Ltd. ADR (a)(b)	68,634	9,866,138
Cheung Kong Property Holdings Ltd.	5,033,925	34,091,431
CK Hutchison Holdings Ltd.	5,250,425	45,641,044
Melco Crown Entertainment Ltd. sponsored ADR	397,779	8,273,803
MGM China Holdings Ltd.	1,856,000	2,771,790
Sands China Ltd.	4,729,600	21,412,023
WH Group Ltd. (c)	18,584,500	14,892,935
Wharf Real Estate Investment Co. Ltd.	2,367,585	12,791,174
Wynn Macau Ltd.	3,021,200	6,020,796

TOTAL CAYMAN ISLANDS		162,534,634

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	7,284	7,252,275
Series B	12,782	13,613,083
Carlsberg A/S Series B	208,683	30,804,700
Christian Hansen Holding A/S	205,572	17,271,011
Coloplast A/S Series B	231,322	27,549,090
Danske Bank A/S	1,260,647	16,574,380
DSV A/S	428,047	42,422,681
Genmab A/S (b)	126,055	25,768,119
H Lundbeck A/S	135,571	4,935,631
ISS Holdings A/S	308,495	7,827,699
Novo Nordisk A/S Series B	3,446,604	179,576,269
Novozymes A/S Series B	426,613	18,191,205
ORSTED A/S (c)	368,487	35,183,745
Pandora A/S	200,617	8,545,639
Tryg A/S	234,258	7,002,310
Vestas Wind Systems A/S	369,381	27,140,551
William Demant Holding A/S (b)	222,025	6,725,006

TOTAL DENMARK		476,383,394

Finland - 1.1%
Elisa Corp. (A Shares)	277,704	13,966,436
Fortum Corp.	865,565	19,035,497
Kone Oyj (B Shares)	658,610	38,074,264
Metso Corp.	204,311	7,652,596
Neste Oyj	823,317	25,915,378
Nokia Corp.	10,964,252	54,243,541
Nokian Tyres PLC	238,727	6,533,085
Nordea Bank ABP:
(Helsinki Stock Exchange)	86,177	537,306
(Stockholm Stock Exchange)	6,244,372	39,000,882
Orion Oyj (B Shares)	201,941	7,495,024
Sampo Oyj (A Shares)	861,772	34,229,297
Stora Enso Oyj (R Shares)	1,137,000	12,708,634
UPM-Kymmene Corp.	1,040,572	28,042,069
Wartsila Corp.	864,971	10,604,460

TOTAL FINLAND		298,038,469

France - 10.1%
Accor SA	358,700	15,477,440
Aeroports de Paris	57,388	9,908,655
Air Liquide SA	514,159	71,568,199
Alstom SA	304,304	12,999,889
Amundi SA (c)	117,477	7,507,927
Arkema SA	133,348	11,689,316
Atos Origin SA	188,836	14,295,369
AXA SA	3,765,402	86,342,823
BIC SA	48,643	3,106,089
bioMerieux SA	80,485	6,541,398
BNP Paribas SA	2,186,441	98,555,822
Bollore SA	1,717,759	7,291,082
Bouygues SA	433,517	16,461,585
Bureau Veritas SA	564,111	13,490,900
Capgemini SA	309,295	37,103,433
Carrefour SA	1,179,831	20,098,746
Casino Guichard Perrachon SA (a)	103,906	4,373,779
CNP Assurances	333,427	6,053,803
Compagnie de St. Gobain	957,377	34,533,374
Covivio	92,675	9,859,512
Credit Agricole SA	2,216,872	25,270,977
Danone SA	1,198,182	107,344,346
Dassault Aviation SA	4,779	6,796,554
Dassault Systemes SA	254,353	35,823,905
Edenred SA	469,257	22,847,145
EDF SA	973,558	11,839,427
EDF SA (b)	200,740	2,441,197
Eiffage SA	151,720	15,714,319
ENGIE	3,552,279	53,974,628
Essilor International SA	547,942	80,847,452
Eurazeo SA	77,642	5,132,746
Eutelsat Communications	338,566	5,886,637
Faurecia SA	147,292	6,434,781
Gecina SA	88,688	14,055,541
Groupe Eurotunnel SA	850,900	11,970,325
Hermes International SCA	61,461	41,947,750
ICADE	57,526	5,086,367
Iliad SA	50,893	5,327,150
Imerys SA	69,339	2,827,281
Ingenico SA	118,593	11,756,635
Ipsen SA	73,475	7,719,958
JCDecaux SA	144,804	3,870,451
Kering SA	147,383	71,336,559
Klepierre SA	395,867	12,077,755
L'Oreal SA (b)	201,944	55,175,913
L'Oreal SA	288,175	78,736,277
Legrand SA	519,065	36,636,122
LVMH Moet Hennessy Louis Vuitton SE	540,180	215,416,341
Michelin CGDE Series B	332,264	34,980,538
Natixis SA	1,817,417	7,034,956
Orange SA	3,878,251	58,923,878
Pernod Ricard SA	412,905	78,825,623
Peugeot Citroen SA	1,143,678	25,553,983
Publicis Groupe SA	418,231	20,063,903
Remy Cointreau SA	43,550	6,576,462
Renault SA	374,053	21,443,130
Safran SA	636,544	92,451,305
Sanofi SA	2,183,274	187,560,075
Sartorius Stedim Biotech	53,776	8,321,634
Schneider Electric SA	1,069,376	89,575,138
SCOR SE	317,230	12,652,568
SEB SA	43,784	6,809,094
Societe Generale Series A	1,505,964	38,122,948
Sodexo SA (b)	84,696	9,597,078
Sodexo SA	86,270	9,775,431
SR Teleperformance SA	112,466	24,548,103
Suez Environnement SA	655,759	10,180,056
Thales SA	207,378	23,965,661
Total SA	4,664,826	232,955,340
Ubisoft Entertainment SA (b)	162,753	13,122,764
Valeo SA	468,151	12,780,711
Veolia Environnement SA	1,047,403	25,037,475
VINCI SA	998,810	109,127,323
Vivendi SA	1,777,925	49,690,944
Wendel SA	54,130	7,585,176
Worldline SA (b)(c)	160,179	11,055,609

TOTAL FRANCE		2,669,870,586

Germany - 7.9%
adidas AG	350,908	104,013,969
Allianz SE	824,990	182,078,586
Axel Springer SE (a)(b)	93,932	6,452,248
BASF AG	1,787,174	118,251,908
Bayer AG	1,814,498	134,860,413
Bayerische Motoren Werke AG (BMW)	645,099	43,114,050
Beiersdorf AG	196,383	24,713,077
Brenntag AG	302,259	14,560,228
Carl Zeiss Meditec AG	78,455	9,045,104
Commerzbank AG	1,950,781	11,060,926
Continental AG	214,257	25,856,158
Covestro AG (c)	336,331	15,225,661
Daimler AG (Germany)	1,769,000	83,027,892
Delivery Hero AG (b)(c)	219,529	11,088,923
Deutsche Bank AG	3,823,288	27,615,443
Deutsche Borse AG	369,725	54,324,872
Deutsche Lufthansa AG	459,272	7,056,585
Deutsche Post AG	1,924,627	63,246,313
Deutsche Telekom AG	6,480,370	108,187,473
Deutsche Wohnen AG (Bearer)	694,780	24,633,670
Drillisch AG (a)	102,066	2,799,904
E.ON AG	4,287,018	39,885,100
Evonik Industries AG	365,103	9,301,356
Fraport AG Frankfurt Airport Services Worldwide	80,635	6,733,492
Fresenius Medical Care AG & Co. KGaA	419,453	28,228,371
Fresenius SE & Co. KGaA	811,804	39,400,134
GEA Group AG	299,201	8,066,368
Hannover Reuck SE	117,351	18,675,525
HeidelbergCement Finance AG	290,124	20,100,984
Henkel AG & Co. KGaA	200,123	18,486,393
Hochtief AG	48,303	5,252,999
Hugo Boss AG	122,826	6,841,390
Infineon Technologies AG	2,431,984	42,148,460
innogy SE (c)	271,257	13,502,082
KION Group AG	124,883	6,037,745
Knorr-Bremse AG	94,338	8,811,948
Lanxess AG	168,548	10,132,775
Merck KGaA	251,724	26,907,685
Metro Wholesale & Food Specialist AG (a)	347,187	5,372,588
MTU Aero Engines Holdings AG	101,448	27,684,562
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	282,468	67,646,283
Puma AG	162,014	12,295,146
RWE AG	1,065,472	30,373,347
SAP SE	1,911,706	228,214,483
Siemens AG	1,487,959	148,799,485
Siemens Healthineers AG (c)	291,885	11,455,633
Symrise AG	250,852	23,412,350
Telefonica Deutschland Holding AG	1,716,392	4,368,904
Thyssenkrupp AG (a)	789,728	9,647,270
TUI AG	306,139	3,040,944
TUI AG (GB)	563,634	5,603,230
Uniper SE	387,715	11,748,078
United Internet AG	238,406	7,808,199
Volkswagen AG	66,037	10,774,199
Vonovia SE	991,594	49,368,456
Wirecard AG	228,374	36,419,294
Zalando SE (b)(c)	244,415	12,088,094

TOTAL GERMANY		2,085,846,755

Hong Kong - 2.6%
AIA Group Ltd.	23,493,600	227,341,894
Bank of East Asia Ltd.	2,466,550	6,227,044
BOC Hong Kong (Holdings) Ltd.	7,201,566	24,220,491
CLP Holdings Ltd.	3,199,157	32,923,150
Galaxy Entertainment Group Ltd.	4,219,000	26,404,534
Hang Lung Properties Ltd.	3,929,423	8,863,111
Hang Seng Bank Ltd.	1,487,301	30,982,122
Henderson Land Development Co. Ltd.	2,809,381	13,046,278
Hong Kong & China Gas Co. Ltd.	19,770,434	38,125,539
Hong Kong Exchanges and Clearing Ltd.	2,313,065	70,592,065
Hysan Development Co. Ltd.	1,198,677	4,846,264
Link (REIT)	4,105,308	46,021,832
MTR Corp. Ltd.	3,046,451	17,629,287
New World Development Co. Ltd.	11,943,803	14,863,479
PCCW Ltd.	8,298,863	4,494,844
Power Assets Holdings Ltd.	2,709,176	18,014,424
Sino Land Ltd.	5,955,602	8,489,150
SJM Holdings Ltd.	3,902,000	3,677,700
Sun Hung Kai Properties Ltd.	3,100,176	43,821,140
Swire Pacific Ltd. (A Shares)	971,384	9,502,563
Swire Properties Ltd.	2,282,400	7,481,067
Techtronic Industries Co. Ltd.	2,670,000	18,416,924
Vitasoy International Holdings Ltd.	1,454,000	6,757,565
Wharf Holdings Ltd.	2,387,585	5,214,328
Wheelock and Co. Ltd.	1,603,000	9,297,890

TOTAL HONG KONG		697,254,685

Ireland - 0.6%
AIB Group PLC	1,579,171	3,995,323
Bank Ireland Group PLC	1,894,477	7,208,317
CRH PLC	1,580,897	52,909,083
DCC PLC (United Kingdom)	191,709	16,291,682
James Hardie Industries PLC CDI	854,181	12,971,847
Kerry Group PLC Class A	309,251	36,809,254
Kingspan Group PLC (Ireland)	296,489	13,536,068
Paddy Power Betfair PLC (Ireland)	151,318	12,446,345
Smurfit Kappa Group PLC	436,501	13,461,404

TOTAL IRELAND		169,629,323

Isle of Man - 0.1%
Gaming VC Holdings SA	1,135,498	8,690,729
Israel - 0.6%
Azrieli Group	81,344	6,062,392
Bank Hapoalim BM (Reg.) (b)	2,193,106	16,071,711
Bank Leumi le-Israel BM	2,926,623	19,940,039
Check Point Software Technologies Ltd. (b)	240,571	25,909,497
CyberArk Software Ltd. (b)	72,581	8,153,750
Elbit Systems Ltd. (Israel)	45,509	7,021,591
Israel Chemicals Ltd.	1,352,258	6,098,887
Israel Discount Bank Ltd. (Class A)	2,234,475	9,300,170
Mizrahi Tefahot Bank Ltd.	271,380	6,242,681
NICE Systems Ltd. (b)	109,451	16,738,563
NICE Systems Ltd. sponsored ADR (a)(b)	14,002	2,145,807
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)	2,105,604	14,528,668
Wix.com Ltd. (b)	89,577	12,563,174

TOTAL ISRAEL		150,776,930

Italy - 1.9%
Assicurazioni Generali SpA	2,128,729	38,532,876
Atlantia SpA	966,176	23,541,785
Davide Campari-Milano SpA	1,134,095	10,625,791
Enel SpA	15,824,962	114,806,859
Eni SpA	4,952,170	74,745,492
FinecoBank SpA	1,184,994	12,213,604
Intesa Sanpaolo SpA	28,940,000	63,681,273
Leonardo SpA	782,315	9,569,611
Mediobanca SpA	1,192,387	11,807,541
Moncler SpA	349,576	13,097,429
Pirelli & C. SpA (c)	760,461	3,949,083
Poste Italiane SpA (c)	1,010,642	10,854,211
Prysmian SpA	467,089	10,218,315
Recordati SpA	200,800	8,796,673
Snam Rete Gas SpA	4,061,179	20,527,355
Telecom Italia SpA (b)	17,673,450	9,448,086
Terna SpA	2,720,393	17,072,032
UniCredit SpA	3,905,311	43,178,849

TOTAL ITALY		496,666,865

Japan - 24.0%
ABC-MART, Inc.	65,900	4,211,992
ACOM Co. Ltd.	771,700	2,724,032
Advantest Corp.	389,600	16,007,945
AEON Co. Ltd.	1,274,700	22,605,872
AEON Financial Service Co. Ltd.	217,100	3,179,815
AEON MALL Co. Ltd.	196,840	3,096,151
Agc, Inc.	357,035	10,300,864
Air Water, Inc.	287,300	4,881,409
Aisin Seiki Co. Ltd.	317,200	9,405,375
Ajinomoto Co., Inc.	849,166	15,482,982
Alfresa Holdings Corp.	367,900	8,328,701
All Nippon Airways Ltd.	221,400	7,569,302
Alps Electric Co. Ltd.	402,700	7,031,661
Amada Holdings Co. Ltd.	660,700	6,884,689
Aozora Bank Ltd.	230,000	5,315,103
Asahi Group Holdings	707,403	33,001,264
ASAHI INTECC Co. Ltd.	380,800	8,509,617
Asahi Kasei Corp.	2,460,427	22,261,613
Astellas Pharma, Inc.	3,663,100	50,563,559
Bandai Namco Holdings, Inc.	389,850	22,935,591
Bank of Kyoto Ltd.	102,400	3,677,282
Benesse Holdings, Inc.	137,300	3,512,791
Bridgestone Corp.	1,111,779	42,415,779
Brother Industries Ltd.	432,400	7,489,208
Calbee, Inc.	154,400	4,708,957
Canon, Inc.	1,948,044	50,504,137
Casio Computer Co. Ltd.	373,200	5,209,729
Central Japan Railway Co.	280,700	55,526,997
Chiba Bank Ltd.	1,085,674	5,416,362
Chubu Electric Power Co., Inc.	1,246,264	18,376,924
Chugai Pharmaceutical Co. Ltd.	436,225	31,207,323
Chugoku Electric Power Co., Inc.	551,300	7,042,068
Coca-Cola West Co. Ltd.	237,400	5,162,084
Concordia Financial Group Ltd.	2,088,384	7,175,226
Credit Saison Co. Ltd.	303,852	3,380,741
CyberAgent, Inc.	195,800	8,828,371
Dai Nippon Printing Co. Ltd.	477,221	10,327,398
Dai-ichi Mutual Life Insurance Co.	2,102,900	28,662,863
Daicel Chemical Industries Ltd.	508,400	3,928,991
Daifuku Co. Ltd.	198,000	9,356,239
Daiichi Sankyo Kabushiki Kaisha	1,103,670	72,909,644
Daikin Industries Ltd.	484,994	60,056,442
Dainippon Sumitomo Pharma Co. Ltd.	308,100	5,382,723
Daito Trust Construction Co. Ltd.	140,163	18,048,947
Daiwa House Industry Co. Ltd.	1,103,584	34,613,281
Daiwa House REIT Investment Corp.	3,608	9,523,069
Daiwa Securities Group, Inc.	2,999,985	12,908,109
DENSO Corp.	844,538	35,439,831
Dentsu, Inc.	418,300	14,293,114
Disco Corp.	51,800	9,410,646
East Japan Railway Co.	594,900	56,642,477
Eisai Co. Ltd.	490,678	25,080,073
Electric Power Development Co. Ltd.	283,980	6,581,247
FamilyMart Co. Ltd.	494,100	11,394,973
Fanuc Corp.	377,372	65,350,461
Fast Retailing Co. Ltd.	113,500	66,496,352
Fuji Electric Co. Ltd.	243,930	6,957,292
Fujifilm Holdings Corp.	701,305	30,029,994
Fujitsu Ltd.	383,107	29,581,840
Fukuoka Financial Group, Inc.	335,060	5,765,423
GMO Payment Gateway, Inc.	78,500	6,081,376
Hakuhodo DY Holdings, Inc.	458,800	6,776,083
Hamamatsu Photonics K.K.	272,600	9,417,254
Hankyu Hanshin Holdings, Inc.	448,600	16,996,423
Hikari Tsushin, Inc.	40,500	9,492,634
Hino Motors Ltd.	555,400	4,370,635
Hirose Electric Co. Ltd.	62,977	7,155,197
Hisamitsu Pharmaceutical Co., Inc.	100,800	4,080,011
Hitachi Chemical Co. Ltd.	200,100	6,253,419
Hitachi Construction Machinery Co. Ltd.	208,700	4,459,444
Hitachi High-Technologies Corp.	133,300	7,202,353
Hitachi Ltd.	1,881,354	64,267,272
Hitachi Metals Ltd.	416,000	4,479,729
Honda Motor Co. Ltd.	3,172,660	75,175,534
Hoshizaki Corp.	104,300	7,500,842
Hoya Corp.	742,216	60,426,660
Hulic Co. Ltd.	509,400	4,862,160
Idemitsu Kosan Co. Ltd.	383,115	10,295,979
IHI Corp.	284,918	5,548,975
Iida Group Holdings Co. Ltd.	297,200	4,627,183
INPEX Corp.	1,980,200	17,129,984
Isetan Mitsukoshi Holdings Ltd.	652,387	4,943,489
Isuzu Motors Ltd.	1,064,100	11,448,829
Itochu Corp.	2,621,386	52,274,733
ITOCHU Techno-Solutions Corp.	184,500	5,085,104
J. Front Retailing Co. Ltd.	439,900	4,977,266
Japan Airlines Co. Ltd.	221,900	6,932,613
Japan Airport Terminal Co. Ltd.	97,400	3,882,798
Japan Exchange Group, Inc.	995,800	15,766,326
Japan Post Bank Co. Ltd.	777,300	7,082,660
Japan Post Holdings Co. Ltd.	3,063,600	27,857,463
Japan Prime Realty Investment Corp.	1,508	6,884,548
Japan Real Estate Investment Corp.	2,546	16,943,776
Japan Retail Fund Investment Corp.	5,150	10,306,302
Japan Tobacco, Inc.	2,337,100	49,335,689
JFE Holdings, Inc.	952,275	11,146,552
JGC Corp.	423,417	4,922,295
JSR Corp.	373,216	6,105,798
JTEKT Corp.	401,900	4,358,157
JX Holdings, Inc.	6,266,400	25,900,845
Kajima Corp.	880,058	10,711,300
Kakaku.com, Inc.	260,300	6,520,057
Kamigumi Co. Ltd.	206,331	4,834,168
Kaneka Corp.	95,611	2,866,485
Kansai Electric Power Co., Inc.	1,373,236	16,707,371
Kansai Paint Co. Ltd.	343,200	7,142,799
Kao Corp.	951,550	68,736,242
Kawasaki Heavy Industries Ltd.	276,794	5,427,231
KDDI Corp.	3,449,200	91,872,279
Keihan Electric Railway Co., Ltd.	188,900	7,912,694
Keihin Electric Express Railway Co. Ltd.	427,830	7,844,993
Keio Corp.	200,782	12,549,466
Keisei Electric Railway Co.	250,700	9,864,226
Keyence Corp.	177,424	105,049,839
Kikkoman Corp.	284,149	12,785,167
Kintetsu Group Holdings Co. Ltd.	332,010	16,532,526
Kirin Holdings Co. Ltd.	1,603,056	31,665,769
Kobayashi Pharmaceutical Co. Ltd.	94,500	7,080,717
Kobe Steel Ltd.	611,700	3,189,926
Koito Manufacturing Co. Ltd.	204,600	9,610,336
Komatsu Ltd.	1,798,845	38,092,065
Konami Holdings Corp.	180,600	8,185,523
Konica Minolta, Inc.	875,500	6,230,320
Kose Corp.	65,200	11,200,640
Kubota Corp.	2,040,164	29,286,488
Kuraray Co. Ltd.	618,786	7,059,525
Kurita Water Industries Ltd.	191,100	4,970,201
Kyocera Corp.	625,404	37,176,319
Kyowa Hakko Kirin Co., Ltd.	477,989	8,751,246
Kyushu Electric Power Co., Inc.	728,370	7,192,170
Kyushu Railway Co.	313,200	9,389,956
Lawson, Inc.	96,916	4,807,712
LINE Corp. (a)(b)	115,500	4,075,325
Lion Corp.	430,900	8,375,851
LIXIL Group Corp.	516,259	8,460,554
M3, Inc.	866,900	18,401,275
Makita Corp.	437,400	12,866,522
Marubeni Corp.	3,025,844	19,314,019
Marui Group Co. Ltd.	367,649	7,319,411
Maruichi Steel Tube Ltd.	109,000	2,651,254
Mazda Motor Corp.	1,098,900	9,194,858
McDonald's Holdings Co. (Japan) Ltd.	129,200	6,062,616
Mebuki Financial Group, Inc.	1,708,510	3,811,520
Medipal Holdings Corp.	352,000	7,478,364
Meiji Holdings Co. Ltd.	221,458	15,384,384
Mercari, Inc. (a)(b)	142,700	3,337,972
Minebea Mitsumi, Inc.	710,500	10,975,013
Misumi Group, Inc.	554,300	12,564,168
Mitsubishi Chemical Holdings Corp.	2,475,975	16,995,161
Mitsubishi Corp.	2,630,202	64,000,303
Mitsubishi Electric Corp.	3,555,306	42,954,161
Mitsubishi Estate Co. Ltd.	2,302,223	44,078,897
Mitsubishi Gas Chemical Co., Inc.	308,033	3,705,617
Mitsubishi Heavy Industries Ltd.	624,625	23,471,577
Mitsubishi Materials Corp.	214,893	5,208,730
Mitsubishi Motors Corp. of Japan	1,299,000	5,429,058
Mitsubishi Tanabe Pharma Corp.	432,500	4,779,545
Mitsubishi UFJ Financial Group, Inc.	23,927,830	115,170,674
Mitsubishi UFJ Lease & Finance Co. Ltd.	776,700	4,196,600
Mitsui & Co. Ltd.	3,223,523	50,460,947
Mitsui Chemicals, Inc.	356,936	7,630,269
Mitsui Fudosan Co. Ltd.	1,738,677	41,668,675
Mitsui OSK Lines Ltd.	224,128	5,278,564
Mizuho Financial Group, Inc.	46,928,900	68,189,511
MonotaRO Co. Ltd.	242,600	5,962,523
MS&AD Insurance Group Holdings, Inc.	925,584	29,422,480
Murata Manufacturing Co. Ltd.	1,118,062	46,481,106
Nabtesco Corp.	218,300	6,277,653
Nagoya Railroad Co. Ltd.	353,200	10,522,690
NEC Corp.	482,554	20,667,583
New Hampshire Foods Ltd.	165,070	6,339,583
Nexon Co. Ltd. (b)	951,200	12,794,887
NGK Insulators Ltd.	509,909	6,844,545
NGK Spark Plug Co. Ltd.	304,100	5,249,865
Nidec Corp.	435,384	56,782,090
Nikon Corp.	621,138	7,688,582
Nintendo Co. Ltd.	218,596	82,716,874
Nippon Building Fund, Inc.	2,620	19,236,598
Nippon Electric Glass Co. Ltd.	153,600	3,188,102
Nippon Express Co. Ltd.	153,554	7,935,346
Nippon Paint Holdings Co. Ltd.	283,600	13,427,853
Nippon Prologis REIT, Inc.	3,838	10,397,481
Nippon Steel & Sumitomo Metal Corp.	1,582,163	22,131,070
Nippon Telegraph & Telephone Corp.	1,252,900	60,100,517
Nippon Yusen KK	295,957	4,418,391
Nissan Chemical Corp.	248,400	10,510,265
Nissan Motor Co. Ltd.	4,522,848	27,944,260
Nisshin Seifun Group, Inc.	383,623	7,214,936
Nissin Food Holdings Co. Ltd.	122,923	8,527,722
Nitori Holdings Co. Ltd.	156,300	22,547,160
Nitto Denko Corp.	306,094	14,250,868
NKSJ Holdings, Inc.	655,303	26,178,810
Nomura Holdings, Inc.	6,419,247	25,876,315
Nomura Real Estate Holdings, Inc.	242,800	5,146,944
Nomura Real Estate Master Fund, Inc.	8,045	14,047,607
Nomura Research Institute Ltd.	663,465	13,196,230
NSK Ltd.	697,976	5,597,737
NTT Data Corp.	1,220,100	15,745,819
NTT DOCOMO, Inc.	2,596,700	65,556,073
Obayashi Corp.	1,272,004	11,722,049
OBIC Co. Ltd.	125,200	14,319,010
Odakyu Electric Railway Co. Ltd.	577,700	13,105,445
Oji Holdings Corp.	1,671,952	7,790,429
Olympus Corp.	2,267,716	26,554,701
OMRON Corp.	375,360	18,585,152
Ono Pharmaceutical Co. Ltd.	738,300	13,638,761
Oracle Corp. Japan	74,700	6,433,897
Oriental Land Co. Ltd.	389,624	56,737,264
ORIX Corp.	2,581,480	38,126,250
Osaka Gas Co. Ltd.	726,605	13,008,921
Otsuka Corp.	202,200	7,508,627
Otsuka Holdings Co. Ltd.	756,200	31,099,334
Pan Pacific International Hold	864,400	13,515,022
Panasonic Corp.	4,304,473	33,157,022
Park24 Co. Ltd.	223,500	4,584,238
PeptiDream, Inc. (b)	182,100	9,547,673
Persol Holdings Co., Ltd.	340,800	6,919,618
Pigeon Corp.	223,800	8,131,670
Pola Orbis Holdings, Inc.	178,300	4,239,524
Rakuten, Inc.	1,677,200	15,803,428
Recruit Holdings Co. Ltd.	2,310,200	70,000,789
Renesas Electronics Corp. (b)	1,441,800	9,011,674
Resona Holdings, Inc.	4,039,800	15,857,266
Ricoh Co. Ltd.	1,313,170	12,150,855
Rinnai Corp.	64,200	4,030,818
ROHM Co. Ltd.	184,744	13,181,715
Ryohin Keikaku Co. Ltd.	462,000	7,962,743
Sankyo Co. Ltd. (Gunma)	86,200	2,981,927
Santen Pharmaceutical Co. Ltd.	718,000	12,577,757
SBI Holdings, Inc. Japan	461,960	9,240,505
Secom Co. Ltd.	409,067	34,901,711
Sega Sammy Holdings, Inc.	332,800	4,561,179
Seibu Holdings, Inc.	395,800	6,717,442
Seiko Epson Corp.	541,800	7,206,320
Sekisui Chemical Co. Ltd.	717,793	10,344,435
Sekisui House Ltd.	1,218,167	21,620,501
Seven & i Holdings Co. Ltd.	1,466,800	51,875,410
Seven Bank Ltd.	1,150,100	3,009,628
SG Holdings Co. Ltd.	277,100	7,415,591
Sharp Corp.	405,400	4,182,411
Shimadzu Corp.	434,700	10,810,725
Shimamura Co. Ltd.	42,700	3,336,095
SHIMANO, Inc.	144,700	20,798,880
SHIMIZU Corp.	1,156,516	9,645,345
Shin-Etsu Chemical Co. Ltd.	707,662	71,278,765
Shinsei Bank Ltd.	387,700	5,306,310
Shionogi & Co. Ltd.	524,991	28,143,491
Shiseido Co. Ltd.	778,950	63,717,941
Shizuoka Bank Ltd.	887,374	5,997,407
Showa Denko K.K.	259,000	6,684,972
SMC Corp.	111,471	42,118,379
SoftBank Corp.	3,260,200	45,741,310
SoftBank Corp.	3,211,660	145,837,510
Sohgo Security Services Co., Ltd.	139,300	7,028,268
Sony Corp.	2,472,485	140,838,796
Sony Financial Holdings, Inc.	293,000	6,768,221
Stanley Electric Co. Ltd.	255,425	6,349,860
Subaru Corp.	1,199,300	32,128,845
Sumco Corp.	479,200	5,940,664
Sumitomo Chemical Co. Ltd.	2,887,534	12,638,992
Sumitomo Corp.	2,314,942	34,701,794
Sumitomo Electric Industries Ltd.	1,460,906	17,203,308
Sumitomo Heavy Industries Ltd.	214,664	6,173,093
Sumitomo Metal Mining Co. Ltd.	450,432	12,683,836
Sumitomo Mitsui Financial Group, Inc.	2,585,500	84,722,312
Sumitomo Mitsui Trust Holdings, Inc.	641,772	20,941,028
Sumitomo Realty & Development Co. Ltd.	651,000	24,481,056
Sumitomo Rubber Industries Ltd.	330,100	3,725,607
Sundrug Co. Ltd.	138,000	4,293,218
Suntory Beverage & Food Ltd.	269,000	11,597,120
Suzuken Co. Ltd.	141,516	7,606,310
Suzuki Motor Corp.	717,000	27,658,173
Sysmex Corp.	325,700	20,792,558
T&D Holdings, Inc.	1,090,000	10,614,251
Taiheiyo Cement Corp.	232,700	5,874,725
Taisei Corp.	391,018	13,839,391
Taisho Pharmaceutical Holdings Co. Ltd.	70,157	4,886,919
Taiyo Nippon Sanso Corp.	249,700	4,950,047
Takeda Pharmaceutical Co. Ltd.	2,892,527	97,524,202
TDK Corp.	252,825	20,133,661
Teijin Ltd.	346,468	6,229,151
Terumo Corp.	1,257,248	36,533,389
THK Co. Ltd.	233,900	5,433,851
Tobu Railway Co. Ltd.	371,059	11,386,571
Toho Co. Ltd.	222,154	9,420,660
Toho Gas Co. Ltd.	144,700	5,618,558
Tohoku Electric Power Co., Inc.	820,490	8,202,197
Tokio Marine Holdings, Inc.	1,248,700	64,318,599
Tokyo Century Corp.	82,400	3,319,735
Tokyo Electric Power Co., Inc. (b)	2,950,518	14,053,392
Tokyo Electron Ltd.	305,718	54,691,680
Tokyo Gas Co. Ltd.	742,479	18,769,025
Tokyu Corp.	966,677	17,279,801
Tokyu Fudosan Holdings Corp.	1,190,000	7,381,842
Toppan Printing Co. Ltd.	564,306	8,992,988
Toray Industries, Inc.	2,707,683	19,225,602
Toshiba Corp.	1,013,988	31,497,721
Tosoh Corp.	504,000	6,471,088
Toto Ltd.	277,292	10,036,125
Toyo Seikan Group Holdings Ltd.	272,700	3,973,640
Toyo Suisan Kaisha Ltd.	171,900	6,998,329
Toyoda Gosei Co. Ltd.	125,800	2,341,099
Toyota Industries Corp.	286,086	15,726,853
Toyota Motor Corp.	4,442,663	290,932,128
Toyota Tsusho Corp.	415,600	12,890,309
Trend Micro, Inc.	247,000	11,973,926
Tsuruha Holdings, Inc.	72,400	7,891,862
Unicharm Corp.	787,340	24,197,911
United Urban Investment Corp.	5,714	10,714,254
USS Co. Ltd.	425,300	8,038,805
Welcia Holdings Co. Ltd.	92,300	4,821,998
West Japan Railway Co.	319,400	26,908,552
Yahoo! Japan Corp.	5,236,200	13,110,832
Yakult Honsha Co. Ltd.	234,566	13,512,909
Yamada Denki Co. Ltd.	1,214,050	5,713,983
Yamaha Corp.	277,943	11,995,751
Yamaha Motor Co. Ltd.	548,000	8,965,256
Yamato Holdings Co. Ltd.	605,432	10,480,439
Yamazaki Baking Co. Ltd.	232,900	4,047,003
Yaskawa Electric Corp.	464,600	15,612,764
Yokogawa Electric Corp.	449,600	8,168,005
Yokohama Rubber Co. Ltd.	229,100	4,405,811
Zozo, Inc.	391,500	7,820,050

TOTAL JAPAN		6,370,067,592

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,284,130	18,477,042
Aroundtown SA	1,769,809	14,716,692
Eurofins Scientific SA (a)	22,323	10,215,996
Millicom International Cellular SA (depository receipt)	127,985	6,520,100
RTL Group SA (a)	74,708	3,479,730
SES SA (France) (depositary receipt)	711,498	11,459,798
Tenaris SA	914,229	9,941,880

TOTAL LUXEMBOURG		74,811,238

Malta - 0.0%
BGP Holdings PLC (b)(d)	5,796,476	64
Mauritius - 0.0%
Golden Agri-Resources Ltd.	12,380,180	2,364,077
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	5,139,500	4,921,297
HKT Trust/HKT Ltd. unit	7,394,760	11,551,619

TOTAL MULTI-NATIONAL		16,472,916

Netherlands - 4.8%
ABN AMRO Group NV GDR (c)	817,817	14,547,430
Adyen BV (b)(c)	19,989	14,473,118
AEGON NV	3,448,057	13,123,340
AEGON NV rights 9/20/19 (b)(e)	3,448,057	568,438
AerCap Holdings NV (b)	248,124	13,304,409
Airbus Group NV	1,132,354	156,030,941
Akzo Nobel NV	443,569	39,716,992
ASML Holding NV (Netherlands)	828,045	184,162,827
CNH Industrial NV	1,981,809	20,365,302
EXOR NV	209,786	14,179,766
Ferrari NV	237,697	37,409,695
Fiat Chrysler Automobiles NV (Italy)	2,112,751	27,488,061
Heineken Holding NV	224,802	22,223,824
Heineken NV (Bearer)	504,506	53,651,226
ING Groep NV (Certificaten Van Aandelen)	7,570,477	72,325,898
Koninklijke Ahold Delhaize NV	2,302,185	53,929,622
Koninklijke DSM NV	353,118	43,915,166
Koninklijke KPN NV	6,965,207	22,060,983
Koninklijke Philips Electronics NV	1,801,944	84,933,404
NN Group NV	593,573	19,871,081
NN Group NV rights (b)(e)	593,573	495,798
NXP Semiconductors NV	558,096	57,003,925
QIAGEN NV (Germany) (b)	449,839	15,627,843
Randstad NV	230,330	10,745,971
STMicroelectronics NV (France)	1,320,711	23,413,578
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	269,082	35,221,988
Unilever NV	2,835,131	175,915,066
Vopak NV	136,958	6,526,707
Wolters Kluwer NV	544,544	39,212,481

TOTAL NETHERLANDS		1,272,444,880

New Zealand - 0.2%
Auckland International Airport Ltd.	1,869,920	11,334,636
Fisher & Paykel Healthcare Corp.	1,120,127	11,751,437
Fletcher Building Ltd.	1,654,051	4,627,446
Meridian Energy Ltd.	2,480,648	7,784,020
Ryman Healthcare Group Ltd.	768,891	6,307,906
Spark New Zealand Ltd.	3,558,371	9,910,213
The a2 Milk Co. Ltd. (b)	1,430,786	13,027,228

TOTAL NEW ZEALAND		64,742,886

Norway - 0.6%
Aker Bp ASA	209,978	5,571,945
DNB ASA	1,871,241	30,166,733
Equinor ASA	1,950,556	33,350,522
Gjensidige Forsikring ASA	386,257	7,458,344
Marine Harvest ASA	854,917	20,453,009
Norsk Hydro ASA	2,585,644	8,114,090
Orkla ASA	1,475,528	13,524,297
Schibsted ASA (B Shares)	189,952	5,503,317
Telenor ASA	1,433,500	29,433,929
Yara International ASA	346,450	15,029,486

TOTAL NORWAY		168,605,672

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	2,680,612	11,986,914
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	2,598,658	29
Energias de Portugal SA	4,993,665	18,868,733
Galp Energia SGPS SA Class B	978,817	14,067,276
Jeronimo Martins SGPS SA	485,296	8,005,802

TOTAL PORTUGAL		40,941,840

Singapore - 1.2%
Ascendas Real Estate Investment Trust	4,801,883	10,657,395
CapitaCommercial Trust (REIT)	5,089,053	7,810,977
CapitaLand Ltd.	4,959,337	12,400,576
CapitaMall Trust	4,999,300	9,546,493
City Developments Ltd.	879,000	6,067,966
ComfortDelgro Corp. Ltd.	4,189,384	7,396,138
DBS Group Holdings Ltd.	3,495,608	61,788,697
Genting Singapore Ltd.	11,701,859	7,504,705
Jardine Cycle & Carriage Ltd.	189,130	4,197,589
Keppel Corp. Ltd.	2,813,500	11,839,914
Oversea-Chinese Banking Corp. Ltd.	6,357,510	48,789,394
Sembcorp Industries Ltd.	1,922,630	2,867,839
Singapore Airlines Ltd.	1,047,825	6,667,119
Singapore Airport Terminal Service Ltd.	1,291,000	4,465,358
Singapore Exchange Ltd.	1,550,400	9,161,074
Singapore Press Holdings Ltd.	3,096,921	4,440,910
Singapore Technologies Engineering Ltd.	3,016,861	8,565,255
Singapore Telecommunications Ltd.	15,937,627	36,405,893
Suntec (REIT)	3,642,400	5,065,633
United Overseas Bank Ltd.	2,459,060	44,228,526
UOL Group Ltd.	896,350	4,747,377
Venture Corp. Ltd.	532,300	5,822,601
Wilmar International Ltd.	3,704,200	10,169,701
Yangzijiang Shipbuilding Holdings Ltd.	4,610,100	3,023,016

TOTAL SINGAPORE		333,630,146

Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	510,071	19,301,908
Aena Sme SA (c)	131,466	23,695,984
Amadeus IT Holding SA Class A	853,823	63,585,589
Banco Bilbao Vizcaya Argentaria SA	12,962,800	61,497,578
Banco de Sabadell SA	10,959,817	9,380,947
Banco Santander SA (Spain)	31,564,025	119,538,753
Bankia SA	2,355,375	4,273,902
Bankinter SA	1,308,049	7,616,464
CaixaBank SA	6,983,484	15,846,725
Cellnex Telecom SA (c)	378,333	15,135,371
Enagas SA	443,011	9,667,226
Endesa SA	619,275	15,905,954
Ferrovial SA	947,991	26,953,682
Gas Natural SDG SA	579,067	15,146,881
Grifols SA	582,141	18,426,300
Iberdrola SA	11,681,741	120,252,014
Inditex SA	2,121,847	65,658,128
MAPFRE SA (Reg.)	2,095,085	5,452,564
Red Electrica Corporacion SA	836,879	16,619,215
Repsol SA	2,840,061	41,321,431
Siemens Gamesa Renewable Energy SA	461,076	6,276,044
Telefonica SA	9,091,787	63,164,820

TOTAL SPAIN		744,717,480

Sweden - 2.3%
Alfa Laval AB	613,212	11,290,001
ASSA ABLOY AB (B Shares)	1,950,858	40,722,516
Atlas Copco AB:
(A Shares)	1,311,978	39,180,282
(B Shares)	753,325	20,071,474
Boliden AB	530,499	11,729,230
Electrolux AB (B Shares)	440,500	9,851,574
Epiroc AB:
Class A	1,278,963	13,252,692
Class B	764,421	7,575,164
Essity AB Class B	1,180,506	36,817,705
H&M Hennes & Mauritz AB (B Shares)	1,563,509	29,945,889
Hexagon AB (B Shares)	507,174	22,530,387
Husqvarna AB (B Shares)	811,171	6,289,589
ICA Gruppen AB	173,305	8,498,693
Industrivarden AB (C Shares)	319,633	6,685,990
Investor AB (B Shares)	884,608	41,478,463
Kinnevik AB (B Shares)	472,860	12,883,064
Lundbergfoeretagen AB	147,137	5,510,901
Lundin Petroleum AB	365,822	11,114,825
Sandvik AB	2,197,675	31,516,433
Securitas AB (B Shares)	606,615	9,082,553
Skandinaviska Enskilda Banken AB (A Shares)	3,164,341	27,198,505
Skanska AB (B Shares)	658,158	12,332,101
SKF AB (B Shares)	743,144	11,989,918
Svenska Handelsbanken AB (A Shares)	2,967,714	26,148,505
Swedbank AB (A Shares)	1,761,802	22,635,879
Swedish Match Co. AB	340,216	13,345,678
Tele2 AB (B Shares)	973,668	13,735,012
Telefonaktiebolaget LM Ericsson (B Shares)	5,977,381	46,774,054
Telia Co. AB	5,358,311	23,454,024
Volvo AB (B Shares)	2,890,127	39,900,782

TOTAL SWEDEN		613,541,883

Switzerland - 9.5%
ABB Ltd. (Reg.)	3,587,735	68,224,929
Adecco SA (Reg.)	306,377	16,115,167
Alcon, Inc. (b)	811,571	49,444,538
Baloise Holdings AG	94,492	16,105,886
Barry Callebaut AG	4,242	8,674,724
Clariant AG (Reg.)	384,346	7,075,306
Coca-Cola HBC AG	387,895	12,885,344
Compagnie Financiere Richemont SA Series A	1,016,131	78,955,024
Credit Suisse Group AG	4,976,540	58,226,291
Dufry AG	83,007	6,729,459
Ems-Chemie Holding AG	15,837	9,416,595
Galenica AG	88,879	14,089,533
Geberit AG (Reg.)	72,141	32,806,935
Givaudan SA	17,981	48,615,465
Julius Baer Group Ltd.	436,589	17,328,478
Kuehne & Nagel International AG	104,287	15,178,118
Lafargeholcim Ltd. (Reg.)	951,159	44,946,407
Lindt & Spruengli AG	199	16,366,355
Lindt & Spruengli AG (participation certificate)	2,089	15,460,394
Lonza Group AG	144,893	51,208,458
Nestle SA (Reg. S)	5,956,980	669,412,258
Novartis AG	4,184,373	377,240,993
Pargesa Holding SA	75,028	5,484,492
Partners Group Holding AG	36,484	29,585,308
Roche Holding AG (participation certificate)	1,366,405	373,384,185
Schindler Holding AG:
(participation certificate)	79,389	18,127,723
(Reg.)	38,121	8,642,943
SGS SA (Reg.)	10,432	25,612,286
Sika AG	248,598	35,691,615
Sonova Holding AG Class B	108,175	25,105,125
Straumann Holding AG	20,131	15,775,300
Swatch Group AG (Bearer)	57,468	15,566,730
Swatch Group AG (Bearer) (Reg.)	103,587	5,290,551
Swiss Life Holding AG	66,640	31,598,032
Swiss Prime Site AG	147,013	14,630,746
Swiss Re Ltd.	593,165	57,030,140
Swisscom AG	50,544	25,232,423
Temenos Group AG	124,706	20,890,381
UBS Group AG	7,502,412	79,212,130
Zurich Insurance Group Ltd.	294,276	104,717,360

TOTAL SWITZERLAND		2,526,084,127

United Kingdom - 15.2%
3i Group PLC	1,894,241	25,273,365
Admiral Group PLC	370,248	9,672,617
Anglo American PLC (United Kingdom)	2,052,484	44,309,981
Antofagasta PLC	773,169	8,147,259
Ashtead Group PLC	921,231	25,456,863
Associated British Foods PLC	694,319	19,186,484
AstraZeneca PLC (United Kingdom)	2,554,430	228,165,453
Auto Trader Group PLC (c)	1,812,544	11,724,457
Aviva PLC	7,603,522	32,825,504
BAE Systems PLC	6,224,518	41,393,856
Barclays PLC	33,324,620	55,513,101
Barratt Developments PLC	1,963,654	15,110,402
Berkeley Group Holdings PLC	240,308	11,453,573
BHP Billiton PLC	4,111,177	88,939,576
BP PLC	39,630,683	241,361,050
British American Tobacco PLC (United Kingdom)	4,462,305	156,530,271
British Land Co. PLC	1,771,190	10,987,128
BT Group PLC	16,416,016	33,071,956
Bunzl PLC	655,816	16,063,678
Burberry Group PLC	795,911	20,957,572
Carnival PLC	317,822	13,388,237
Centrica PLC	11,020,030	9,358,137
Coca-Cola European Partners PLC	462,796	26,073,927
Compass Group PLC	3,087,718	78,311,818
Croda International PLC	251,228	14,373,743
Diageo PLC	4,629,438	198,203,683
Direct Line Insurance Group PLC	2,695,197	9,284,309
easyJet PLC	305,558	3,581,950
Evraz PLC	987,519	5,963,606
Fresnillo PLC	424,167	3,821,400
G4S PLC (United Kingdom)	3,030,859	6,413,344
GlaxoSmithKline PLC	9,720,073	202,560,258
Halma PLC	741,376	17,708,347
Hargreaves Lansdown PLC	550,230	12,573,583
HSBC Holdings PLC (United Kingdom)	39,393,204	283,618,148
Imperial Tobacco Group PLC	1,862,765	48,154,182
Informa PLC	2,442,982	25,861,798
InterContinental Hotel Group PLC	336,376	20,976,744
Intertek Group PLC	315,152	20,815,129
Investec PLC	1,327,319	6,822,105
ITV PLC	7,088,783	10,001,419
J Sainsbury PLC	3,382,315	8,093,232
John Wood Group PLC	1,320,958	6,058,071
Johnson Matthey PLC	374,650	13,265,937
Kingfisher PLC	4,122,480	9,760,672
Land Securities Group PLC	1,362,449	12,854,798
Legal & General Group PLC	11,601,061	30,999,112
Lloyds Banking Group PLC	138,748,704	84,417,109
London Stock Exchange Group PLC	609,857	51,603,826
Marks & Spencer Group PLC	3,803,723	8,930,317
Meggitt PLC	1,521,242	11,457,983
Melrose Industries PLC	9,466,965	20,844,360
Merlin Entertainments PLC (c)	1,374,285	7,553,463
Micro Focus International PLC	667,004	9,108,630
Mondi PLC	944,922	18,362,004
National Grid PLC	6,639,284	69,355,475
Next PLC	268,025	19,359,244
NMC Health PLC (a)	179,814	5,474,318
Ocado Group PLC (b)	878,704	13,851,577
Pearson PLC	1,511,181	15,315,831
Persimmon PLC	614,508	14,225,627
Prudential PLC	4,990,484	83,181,818
Reckitt Benckiser Group PLC	1,376,439	107,570,032
RELX PLC (London Stock Exchange)	3,818,138	91,361,827
Rentokil Initial PLC	3,606,832	19,758,347
Rio Tinto PLC	2,218,047	112,423,509
Rolls-Royce Holdings PLC	3,322,864	31,229,208
Royal Bank of Scotland Group PLC	9,372,282	21,095,748
Royal Dutch Shell PLC:
Class A (United Kingdom)	8,476,717	235,510,461
Class B (United Kingdom)	7,284,424	201,704,593
RSA Insurance Group PLC	1,987,879	12,660,267
Sage Group PLC	2,117,988	18,055,638
Schroders PLC	242,904	8,068,941
Scottish & Southern Energy PLC	2,001,455	28,079,131
Segro PLC	2,097,640	20,036,406
Severn Trent PLC	459,105	11,569,413
Smith & Nephew PLC	1,702,201	40,789,688
Smiths Group PLC	766,050	15,561,904
Spirax-Sarco Engineering PLC	142,338	13,899,050
St. James's Place Capital PLC	1,026,464	11,463,335
Standard Chartered PLC (United Kingdom)	5,473,255	41,424,309
Standard Life PLC	4,817,012	14,612,321
Taylor Wimpey PLC	6,405,764	11,376,122
Tesco PLC	19,050,916	50,921,272
The Weir Group PLC	507,501	9,043,686
Unilever PLC	2,159,473	136,431,656
United Utilities Group PLC	1,318,912	13,063,496
Vodafone Group PLC	49,583,874	93,813,610
Vodafone Group PLC sponsored ADR	243,221	4,577,419
Whitbread PLC	260,099	13,840,041
WM Morrison Supermarkets PLC	4,591,575	10,201,914

TOTAL UNITED KINGDOM		4,028,226,761

TOTAL COMMON STOCKS
(Cost $25,745,058,965)		25,891,776,154

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	320,692	44,638,621
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	106,547	5,726,214
Fuchs Petrolub AG	134,910	4,712,111
Henkel AG & Co. KGaA	348,924	34,935,476
Porsche Automobil Holding SE (Germany)	298,049	18,720,592
Sartorius AG (non-vtg.)	68,791	13,752,504
Volkswagen AG	362,706	58,240,140

TOTAL GERMANY		136,087,037

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	11,604,337	5,908,811
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $173,952,551)		186,634,469

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.13% (f)	258,739,413	258,791,161
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	63,268,636	63,274,963
TOTAL MONEY MARKET FUNDS
(Cost $322,066,124)		322,066,124
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $26,241,077,640)		26,400,476,747
NET OTHER ASSETS (LIABILITIES) - 0.6%		152,560,028
NET ASSETS - 100%		$26,553,036,775

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5,051	Sept. 2019	$465,676,945	$(1,125,265)	$(1,125,265)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $493,299,115.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $233,933,726 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,262,092
Fidelity Securities Lending Cash Central Fund	1,779,334
Total	$6,041,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,445,029,327	$784,045,486	$660,983,841	$--
Consumer Discretionary	2,943,802,490	1,750,140,441	1,193,662,049	--
Consumer Staples	3,238,113,580	1,310,766,959	1,927,346,621	--
Energy	1,309,978,469	258,370,946	1,051,607,523	--
Financials	4,736,242,344	2,340,383,479	2,395,858,772	93
Health Care	3,091,625,714	1,080,470,725	2,011,154,989	--
Industrials	3,815,301,090	2,906,957,752	908,343,338	--
Information Technology	1,749,467,012	1,057,642,696	691,824,316	--
Materials	1,818,907,924	1,089,472,190	729,435,734	--
Real Estate	950,102,561	727,565,336	222,537,225	--
Utilities	979,840,112	517,754,182	462,085,930	--
Money Market Funds	322,066,124	322,066,124	--	--
Total Investments in Securities:	$26,400,476,747	$14,145,636,316	$12,254,840,338	$93
Derivative Instruments:
Liabilities
Futures Contracts	$(1,125,265)	$(1,125,265)	$--	$--
Total Liabilities	$(1,125,265)	$(1,125,265)	$--	$--
Total Derivative Instruments:	$(1,125,265)	$(1,125,265)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,125,265)
Total Equity Risk	0	(1,125,265)
Total Value of Derivatives	$0	$(1,125,265)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,295,746) — See accompanying schedule: Unaffiliated issuers (cost $25,919,011,516)	$26,078,410,623
Fidelity Central Funds (cost $322,066,124)	322,066,124
Total Investment in Securities (cost $26,241,077,640)		$26,400,476,747
Segregated cash with brokers for derivative instruments		21,235,500
Foreign currency held at value (cost $7,798,825)		7,775,934
Receivable for investments sold		3,356,155
Receivable for fund shares sold		56,590,802
Dividends receivable		145,788,956
Distributions receivable from Fidelity Central Funds		919,585
Receivable for daily variation margin on futures contracts		1,979,934
Other receivables		444,148
Total assets		26,638,567,761
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,064,237
Payable for fund shares redeemed	19,982,106
Accrued management fee	774,201
Other payables and accrued expenses	443,858
Collateral on securities loaned	63,266,584
Total liabilities		85,530,986
Net Assets		$26,553,036,775
Net Assets consist of:
Paid in capital		$26,390,191,435
Total distributable earnings (loss)		162,845,340
Net Assets		$26,553,036,775
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($26,553,036,775 ÷ 667,319,787 shares)		$39.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$652,046,716
Interest		165,267
Income from Fidelity Central Funds (including $1,779,334 from security lending)		6,041,426
Income before foreign taxes withheld		658,253,409
Less foreign taxes withheld		(51,868,293)
Total income		606,385,116
Expenses
Management fee	$5,099,772
Independent trustees' fees and expenses	71,553
Legal	4,230
Commitment fees	34,592
Total expenses before reductions	5,210,147
Expense reductions	(300)
Total expenses after reductions		5,209,847
Net investment income (loss)		601,175,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(178,173,738)
Fidelity Central Funds	5,189
Forward foreign currency contracts	105,227
Foreign currency transactions	(1,849,594)
Futures contracts	(8,052,485)
Total net realized gain (loss)		(187,965,401)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(303,599,147)
Fidelity Central Funds	5,717
Forward foreign currency contracts	(105,227)
Assets and liabilities in foreign currencies	(639,925)
Futures contracts	(2,398,493)
Total change in net unrealized appreciation (depreciation)		(306,737,075)
Net gain (loss)		(494,702,476)
Net increase (decrease) in net assets resulting from operations		$106,472,793

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$601,175,269	$705,649,357
Net realized gain (loss)	(187,965,401)	185,630,335
Change in net unrealized appreciation (depreciation)	(306,737,075)	(2,008,069,687)
Net increase (decrease) in net assets resulting from operations	106,472,793	(1,116,789,995)
Distributions to shareholders	(65,988,230)	(597,217,317)
Share transactions - net increase (decrease)	1,342,977,601	4,849,157,235
Total increase (decrease) in net assets	1,383,462,164	3,135,149,923
Net Assets
Beginning of period	25,169,574,611	22,034,424,688
End of period	$26,553,036,775	$25,169,574,611

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$39.67	$43.09	$36.88	$32.82	$39.76	$41.20
Income from Investment Operations
Net investment income (loss)B	.91	1.23	1.13	1.11	1.16	1.19
Net realized and unrealized gain (loss)	(.69)	(3.64)	6.16	4.04	(7.10)	(1.32)
Total from investment operations	.22	(2.41)	7.29	5.15	(5.94)	(.13)
Distributions from net investment income	(.10)	(1.01)	(1.02)	(1.06)	(1.00)	(1.31)
Distributions from net realized gain	–	–	(.06)	(.03)	–	–
Total distributions	(.10)	(1.01)	(1.08)	(1.09)	(1.00)	(1.31)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$39.79	$39.67	$43.09	$36.88	$32.82	$39.76
Total ReturnD,E	.55%	(5.43)%	19.82%	15.85%	(15.12)%	(.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.05%	.06%	.08%	.08%
Expenses net of fee waivers, if any	.04%H	.05%	.05%	.05%	.06%	.06%
Expenses net of all reductions	.04%H	.05%	.05%	.05%	.06%	.06%
Net investment income (loss)	4.51%H	3.12%	2.72%	3.11%	3.06%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$26,553,036	$25,169,575	$6,814,539	$4,761,598	$1,734,082	$1,797,254
Portfolio turnover rateI	2%H	3%J	2%J	2%	1%J	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, each Fund's publicly offered shares classes, with the exception of Class F for Fidelity Total Market Index Fund, were consolidated into a single share class. The surviving class is Fidelity Total Market Index Fund (formerly Institutional Premium Class), Fidelity Extended Market Index Fund (formerly Institutional Premium Class) and Fidelity International Index Fund (formerly Institutional Premium Class). Effective after the close of business on April 26, 2019, Fidelity Total Market Index Fund no longer offered Class F, and all outstanding shares of Class F were redeemed. Prior or current fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the following periods:

Investor Class, Premium Class and Institutional Class	March 1, 2018 through November 2, 2018
Class F	March 1, 2019 through April 26, 2019

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Total Market Index Fund	$906,498
Fidelity Extended Market Index Fund	$476,588
Fidelity International Index Fund	$443,858

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, certain deemed distributions, foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$35,354,367,474	$15,762,464,467	$(3,568,706,149)	$12,193,758,318
Fidelity Extended Market Index Fund	21,155,500,628	8,548,738,117	(3,479,180,434)	5,069,557,683
Fidelity International Index Fund	26,405,359,189	4,750,353,648	(4,756,361,355)	(6,007,707)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity International Index Fund	$(33,478,368)	$(264,332,894)	$(297,811,262)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index Fund
Equity Risk
Futures Contracts	$13,141,210	$(7,112,961)
Total Equity Risk	13,141,210	(7,112,961)
Fidelity Extended Market Index Fund
Equity Risk
Futures Contracts	$1,012,216	$(9,491,333)
Total Equity Risk	1,012,216	(9,491,333)
Fidelity International Index Fund
Equity Risk
Futures Contracts	$(8,052,485)	$(2,398,493)
Total Equity Risk	(8,052,485)	(2,398,493)
Foreign Exchange Risk
Forward Foreign Currency Contracts	$ 105,227	$(105,227)
Total Foreign Exchange Risk	105,227	(105,227)
Totals	$6,206,168	$(19,108,014)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, Fidelity International Index Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period, except for Fidelity International Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	5,797,378,971	4,288,598,152
Fidelity Extended Market Index Fund	2,331,620,881	1,398,652,941
Fidelity International Index Fund	2,093,805,589	298,691,596

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, securities were delivered in-kind through redemptions are noted in the table below. Realized gain (loss) on securities delivered in-kind through redemptions is included in each applicable Fund's accompanying Statement of Changes in Net Assets as realized gain or loss on investment securities and is not taxable to the Fund.

	Value of Securities Delivered	Realized gain (loss)
Fidelity Extended Market Index	$441,023,062	$292,072,729
Fidelity International Index	$423,571,757	$173,776,605

In addition, during the prior period, 3,472,310 shares of Fidelity International Index Fund were redeemed in-kind for investments and cash valued at $136,253,459. The Fund had a net realized gain of $37,473,611 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in the share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .045% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. Prior to May 1, 2019, the annual management fee rate for Fidelity International Index Fund was .045%. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Total Market Index Fund and Fidelity International Index Fund had no interfund loans outstanding. Fidelity Extended Market Index Fund's open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index Fund	Borrower	$145,021,917	2.58%	$124,573
Fidelity Extended Market Index Fund	Borrower	$12,067,176	2.60%	$14,114

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 205,915,591 shares of the Fidelity Total Market Index Fund were redeemed in-kind for investments and cash with a value of $17,132,980,248. The net realized gain of $11,221,992,904 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fidelity Total Market Index Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the funds for certain losses as follows:

Fidelity Total Market Index Fund	$11,210
Fidelity Extended Market Index Fund	$20,053

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Total Market Index Fund	$74,688
Fidelity Extended Market Index Fund	30,870
Fidelity International Index Fund	34,592

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$230,118	$ 214,465	$9,644,077
Fidelity Extended Market Index Fund	$502,969	$ 485,799	$22,445,640
Fidelity International Index Fund	$222	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Total Market Index Fund	$21,719	$10
Fidelity Extended Market Index Fund	29,216	4
Fidelity International Index Fund	209	91

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019
Fidelity Total Market Index Fund
Distributions to shareholders
Investor Class	$–	$2,643,070
Premium Class	–	95,554,672
Institutional Class	–	11,657,891
Fidelity Total Market Index Fund	210,278,950	826,659,950
Class F	75,433,850	318,902,037
Total	$285,712,800	$1,255,417,620
Fidelity Extended Market Index Fund
Distributions to shareholders
Investor Class	$–	$503,933
Premium Class	–	16,357,102
Fidelity Extended Market Index Fund	375,075,524	1,091,164,604
Total	$375,075,524	$1,108,025,639
Fidelity International Index Fund
Distributions to shareholders
Investor Class	$–	$493,861
Premium Class	–	11,498,487
Institutional Class	–	3,239,034
Fidelity International Index Fund	65,988,230	581,985,935
Total	$65,988,230	$597,217,317

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019	Six months ended August 31, 2019	Year ended February 28, 2019
Fidelity Total Market Index Fund
Investor Class
Shares sold	–	4,019,092	$–	$321,586,444
Reinvestment of distributions	–	32,797	–	2,485,299
Shares redeemed	–	(14,311,611)	–	(1,127,640,932)
Net increase (decrease)	–	(10,259,722)	$–	$(803,569,189)
Premium Class
Shares sold	–	33,941,527	$–	$2,708,157,234
Reinvestment of distributions	–	1,130,172	–	85,644,409
Shares redeemed	–	(389,445,522)	–	(30,662,792,136)
Net increase (decrease)	–	(354,373,823)	$–	$(27,868,990,493)
Institutional Class
Shares sold	–	6,937,506	$–	$550,209,868
Reinvestment of distributions	–	129,741	–	9,830,506
Shares redeemed	–	(50,228,600)	–	(3,979,265,959)
Net increase (decrease)	–	(43,161,353)	$–	$(3,419,225,585)
Fidelity Total Market Index Fund
Shares sold	90,960,986	548,051,126	$7,418,978,989	$42,944,138,381
Reinvestment of distributions	2,325,161	10,313,797	191,453,094	755,006,295
Shares redeemed	85,994,934	(83,887,771)	(7,060,573,184)	(6,461,116,988)
Net increase (decrease)	7,291,213	474,477,152	$549,858,899	$37,238,027,688
Class F
Shares sold	7,901,740	53,060,174	$639,001,501	$4,063,333,929
Reinvestment of distributions	915,904	4,337,951	75,433,850	318,902,037
Shares redeemed	(206,354,025)(a)	(21,002,842)	(17,168,346,164)(a)	(1,667,467,073)
Net increase (decrease)	(197,536,381)	36,395,283	$(16,453,910,813)	$2,714,768,893
Fidelity Extended Market Index Fund
Investor Class
Shares sold	–	1,801,865	$–	$118,602,143
Reinvestment of distributions	–	7,831	–	488,757
Shares redeemed	–	(12,973,810)	–	(823,775,253)
Net increase (decrease)	–	(11,164,114)	$–	$(704,684,353)
Premium Class
Shares sold	–	37,648,220	$–	$2,479,187,065
Reinvestment of distributions	–	249,891	–	15,595,685
Shares redeemed	–	(322,930,159)	–	(20,627,305,774)
Net increase (decrease)	–	(285,032,048)	$–	$(18,132,523,024)
Fidelity Extended Market Index Fund
Shares sold	52,502,930	346,750,053	$3,241,864,763	$21,910,869,231
Reinvestment of distributions	5,765,519	18,931,791	360,633,196	1,047,073,345
Shares redeemed	(44,971,910)	(44,258,061)(b)	(2,774,389,387)	(2,691,839,241)(b)
Net increase (decrease)	13,296,539	321,423,783	$828,108,572	$20,266,103,335
Fidelity International Index Fund
Investor Class
Shares sold	–	3,227,281	$–	$136,457,524
Reinvestment of distributions	–	10,462	–	453,026
Shares redeemed	–	(19,311,118)	–	(775,276,067)
Net increase (decrease)	–	(16,073,375)	$–	$(638,365,517)
Premium Class
Shares sold	–	43,661,531	$–	$1,853,780,288
Reinvestment of distributions	–	243,147	–	10,528,255
Shares redeemed	–	(309,962,334)	–	(12,483,807,052)
Net increase (decrease)	–	(266,057,656)	$–	$(10,619,498,509)
Institutional Class
Shares sold	–	21,887,065	$–	$929,778,540
Reinvestment of distributions	–	69,194	–	2,996,108
Shares redeemed	–	(93,088,706)	–	(3,742,701,069)
Net increase (decrease)	–	(71,132,447)	$–	$(2,809,926,421)
Fidelity International Index Fund
Shares sold	122,305,424	580,182,795	$4,941,756,203	$23,057,381,443
Reinvestment of distributions	1,524,255	14,857,238	62,250,554	549,904,860
Shares redeemed	(90,927,391)	(118,779,420)(b)	(3,661,029,156)	(4,690,338,621)(b)
Net increase (decrease)	32,902,288	476,260,613	$1,342,977,601	$18,916,947,682

 (a) Amount includes in-kind redemptions (see Affiliated Redemptions In-Kind notes for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Fidelity Total Market Index Fund	.02%
Actual		$1,000.00	$1,049.80	$.10
Hypothetical-C		$1,000.00	$1,025.04	$.10
Fidelity Extended Market Index Fund	.05%
Actual		$1,000.00	$993.60	$.25
Hypothetical-C		$1,000.00	$1,024.89	$.25
Fidelity International Index Fund	.04%
Actual		$1,000.00	$1,005.50	$.20
Hypothetical-C		$1,000.00	$1,024.94	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Index Fund

At its July 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), ratified an amended and restated management contract with Fidelity Management & Research Company (FMR) for the fund (the Amended Contract) that lowered the management fee rate paid by the fund by 1.0 basis point. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the fund's sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract and sub-advisory agreements (Advisory Contracts). At its January 2019 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing Advisory Contracts should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's current management fee and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2019 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate is lower by 1.0 basis point than the current management fee rate. The Board also considered that the management fee rate would continue to rank below the median of its total mapped group of competitor funds provided to the Board in connection with the annual renewal of the existing Advisory Contracts. In addition, the Board considered that the Amended Contract would not result in any changes to FMR's obligation under the existing management contract to pay the fund's operating expenses, with certain exceptions, out of its management fee under the existing management contract.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its January 2019 meeting, the Board concluded that it was satisfied that FMR's profitability in connection with the operation of the fund was not excessive under the circumstances. Because the Board was approving an arrangement that reduced the management fee rate and did not change FMR's obligation under the management contract to bear the fund's operating expenses, with certain exceptions, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2019 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed management fee rate is lower than the current management fee rate and FMR will continue to bear the fund's operating expenses, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

SIF-I-SANN-1019
1.929382.107

Fidelity® Series Total Market Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	3.6
Apple, Inc.	3.1
Amazon.com, Inc.	2.5
Facebook, Inc. Class A	1.5
Berkshire Hathaway, Inc. Class B	1.4
Alphabet, Inc. Class C	1.3
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Visa, Inc. Class A	1.1
18.2

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	21.5
Health Care	13.8
Financials	13.3
Consumer Discretionary	10.4
Industrials	9.9
Communication Services	9.5
Consumer Staples	6.8
Real Estate	4.3
Energy	4.1
Utilities	3.4

Asset Allocation (% of fund's net assets)

As of August 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments – 4.0%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	36,203	$61,907
AT&T, Inc.	4,269,842	150,554,629
Atn International, Inc.	6,421	364,841
Bandwidth, Inc. (a)	9,184	800,753
CenturyLink, Inc. (b)	564,770	6,427,083
Cincinnati Bell, Inc. (a)	31,667	171,952
Cogent Communications Group, Inc.	25,115	1,529,252
Consolidated Communications Holdings, Inc. (b)	41,576	167,551
Frontier Communications Corp. (a)(b)	66,059	52,880
GCI Liberty, Inc. (a)	57,116	3,554,900
Globalstar, Inc. (a)(b)	403,367	152,594
GlowPoint, Inc. (a)	500	358
IDT Corp. Class B (a)	11,933	105,249
Iridium Communications, Inc. (a)	56,656	1,369,942
Ooma, Inc. (a)	9,985	124,813
ORBCOMM, Inc. (a)	43,708	201,494
Pareteum Corp. (a)(b)	38,172	81,688
PDVWireless, Inc. (a)	6,987	270,746
Verizon Communications, Inc.	2,420,926	140,801,056
Vonage Holdings Corp. (a)	130,017	1,718,825
WideOpenWest, Inc. (a)	18,438	103,622
Zayo Group Holdings, Inc. (a)	117,732	3,962,859
		312,578,994
Entertainment - 1.7%
Activision Blizzard, Inc.	447,563	22,646,688
AMC Entertainment Holdings, Inc. Class A (b)	30,419	337,955
Ballantyne of Omaha, Inc. (a)	4,789	16,187
Chicken Soup For The Soul Entertainment, Inc. (b)	1,377	12,779
Cinedigm Corp. (a)	1,497	1,572
Cinemark Holdings, Inc. (b)	61,178	2,334,552
Electronic Arts, Inc. (a)	173,934	16,294,137
Gaia, Inc. Class A (a)(b)	5,797	38,666
Global Eagle Entertainment, Inc. (a)	27,876	19,513
Glu Mobile, Inc. (a)	63,231	280,746
Lions Gate Entertainment Corp.:
Class A (b)	50,222	453,505
Class B	44,817	373,774
Live Nation Entertainment, Inc. (a)	82,567	5,739,232
LiveXLive Media, Inc. (a)(b)	18,353	40,744
Marcus Corp.	12,698	426,145
Netflix, Inc. (a)	255,673	75,103,944
Reading International, Inc. Class A (a)	6,381	79,124
Rosetta Stone, Inc. (a)	12,656	230,972
Take-Two Interactive Software, Inc. (a)	66,068	8,718,994
The Madison Square Garden Co. (a)	10,012	2,526,328
The Walt Disney Co.	1,021,646	140,231,130
Viacom, Inc.:
Class A	1,354	36,924
Class B (non-vtg.)	211,540	5,284,269
World Wrestling Entertainment, Inc. Class A (b)	24,941	1,781,536
Zynga, Inc. (a)	486,620	2,778,600
		285,788,016
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	174,457	207,696,292
Class C (a)	180,214	214,112,253
ANGI Homeservices, Inc. Class A (a)(b)	34,622	268,667
Autoweb, Inc. (a)	2,515	6,388
Care.com, Inc. (a)	15,042	148,765
CarGurus, Inc. Class A (a)(b)	19,360	631,523
Cars.com, Inc. (a)(b)	37,440	333,590
DHI Group, Inc. (a)	37,682	136,786
Eventbrite, Inc. (b)	7,952	139,001
EverQuote, Inc. Class A (a)	7,071	158,320
Facebook, Inc. Class A (a)	1,406,129	261,075,971
IAC/InterActiveCorp (a)	46,216	11,768,442
Liberty TripAdvisor Holdings, Inc. (a)	41,450	362,273
Match Group, Inc. (b)	32,086	2,720,893
MeetMe, Inc. (a)	45,590	157,286
Pinterest, Inc. Class A (b)	51,488	1,772,217
QuinStreet, Inc. (a)(b)	23,492	268,983
Snap, Inc. Class A (a)(b)	444,475	7,036,039
Travelzoo, Inc. (a)	2,872	34,091
TripAdvisor, Inc. (a)	61,714	2,344,515
TrueCar, Inc. (a)	46,496	184,124
Twitter, Inc. (a)	428,448	18,273,307
Yelp, Inc. (a)	41,417	1,387,884
Zedge, Inc. (a)	3,978	6,365
Zillow Group, Inc.:
Class A (a)(b)	28,836	985,326
Class C (a)(b)	67,969	2,340,173
		734,349,474
Media - 1.6%
A.H. Belo Corp. Class A	5,912	21,106
Altice U.S.A., Inc. Class A (a)	69,165	1,997,485
AMC Networks, Inc. Class A (a)(b)	27,812	1,348,882
Cable One, Inc.	2,845	3,691,729
Cbdmd, Inc. (a)(b)	5,292	21,697
CBS Corp.:
Class A	2,997	134,865
Class B	206,781	8,697,209
Central European Media Enterprises Ltd. Class A (a)	50,794	235,684
Charter Communications, Inc. Class A (a)	100,506	41,166,253
Clear Channel Outdoor Holdings, Inc. (a)	210,813	548,114
Comcast Corp. Class A	2,650,072	117,292,187
comScore, Inc. (a)	29,405	54,693
Daily Journal Corp. (a)(b)	489	98,035
Discovery Communications, Inc.:
Class A (a)(b)	99,371	2,742,640
Class C (non-vtg.) (a)	200,230	5,211,987
DISH Network Corp. Class A (a)	134,575	4,516,337
E.W. Scripps Co. Class A (b)	33,103	409,153
Emerald Expositions Events, Inc.	15,686	149,958
Emmis Communications Corp. Class A (a)	531	2,628
Entercom Communications Corp. Class A (b)	72,068	256,562
Entravision Communication Corp. Class A	35,907	109,875
Fluent, Inc. (a)	19,747	58,846
Fox Corp.:
Class A	212,602	7,052,008
Class B	91,943	3,015,730
Gannett Co., Inc. (b)	68,842	724,218
Gray Television, Inc. (a)	46,437	710,486
Harte-Hanks, Inc. (a)	1,212	4,432
Hemisphere Media Group, Inc. (a)	16,534	196,259
Insignia Systems, Inc. (a)	1,343	1,397
Interpublic Group of Companies, Inc.	230,918	4,590,650
John Wiley & Sons, Inc. Class A	26,385	1,174,133
Lee Enterprises, Inc. (a)	31,950	56,871
Liberty Broadband Corp.:
Class A (a)	8,692	910,487
Class C (a)	96,935	10,220,826
Liberty Global PLC:
Class A (a)(b)	118,962	3,178,665
Class C (a)	309,887	8,094,248
Liberty Latin America Ltd.:
Class A (a)	20,646	339,007
Class C (a)	80,516	1,327,709
Liberty Media Corp.:
Liberty Braves Class A (a)	3,805	104,523
Liberty Braves Class C (a)	21,122	580,010
Liberty Formula One Group Series C (a)	123,660	5,161,568
Liberty Media Class A (a)(b)	12,409	491,272
Liberty SiriusXM Series A (a)	38,952	1,577,166
Liberty SiriusXM Series C (a)	99,581	4,063,901
Loral Space & Communications Ltd. (a)	7,531	278,572
Marchex, Inc. Class B (a)	13,327	45,312
Meredith Corp. (b)	23,297	1,019,943
MSG Network, Inc. Class A (a)	37,788	619,723
National CineMedia, Inc.	40,663	333,437
New Media Investment Group, Inc. (b)	35,898	315,184
News Corp.:
Class A	229,838	3,160,273
Class B	67,659	958,051
Nexstar Broadcasting Group, Inc. Class A	25,659	2,537,419
Omnicom Group, Inc. (b)	128,306	9,758,954
Saga Communications, Inc. Class A	1,732	49,431
Salem Communications Corp. Class A	2,890	4,219
Scholastic Corp.	16,839	590,544
Sinclair Broadcast Group, Inc. Class A	38,186	1,701,950
Sirius XM Holdings, Inc. (b)	945,222	5,832,020
Srax, Inc. (b)	6,898	22,350
TechTarget, Inc. (a)	13,995	332,241
Tegna, Inc.	123,983	1,774,197
The McClatchy Co. Class A (a)	1,619	3,983
The New York Times Co. Class A	86,140	2,515,288
Townsquare Media, Inc.	343	2,072
Tribune Media Co. Class A	47,222	2,199,601
Tribune Publishing Co.	13,803	105,593
Urban One, Inc.:
Class A (a)	2,078	3,865
Class D (non-vtg.) (a)	8,620	16,033
		276,521,746
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)	5,769	64,786
Boingo Wireless, Inc. (a)	24,138	310,656
Gogo, Inc. (a)(b)	29,212	117,432
NII Holdings, Inc. (a)(b)	56,334	93,514
Shenandoah Telecommunications Co.	27,122	855,428
Spok Holdings, Inc.	11,502	135,149
Sprint Corp. (a)	337,259	2,289,989
T-Mobile U.S., Inc. (a)	186,487	14,555,310
Telephone & Data Systems, Inc.	53,220	1,341,144
U.S. Cellular Corp. (a)	7,409	266,650
		20,030,058

TOTAL COMMUNICATION SERVICES		1,629,268,288

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Adient PLC	50,628	1,021,167
American Axle & Manufacturing Holdings, Inc. (a)	62,672	397,340
Aptiv PLC	150,211	12,493,049
Autoliv, Inc. (b)	50,563	3,458,509
BorgWarner, Inc.	121,517	3,965,100
Cooper Tire & Rubber Co. (b)	29,281	687,811
Cooper-Standard Holding, Inc. (a)	9,386	351,412
Dana, Inc.	83,572	1,063,872
Delphi Technologies PLC	51,499	681,332
Dorman Products, Inc. (a)(b)	17,143	1,218,524
Fox Factory Holding Corp. (a)	22,586	1,627,095
Garrett Motion, Inc. (a)(b)	43,891	431,887
Gentex Corp.	150,278	3,997,395
Gentherm, Inc. (a)	20,382	748,019
Horizon Global Corp. (a)(b)	11,121	46,486
LCI Industries	14,848	1,258,368
Lear Corp.	35,925	4,032,941
Modine Manufacturing Co. (a)	30,163	307,964
Motorcar Parts of America, Inc. (a)(b)	10,574	153,640
Shiloh Industries, Inc. (a)	6,300	26,334
Standard Motor Products, Inc.	12,128	537,392
Stoneridge, Inc. (a)(b)	16,040	492,588
Strattec Security Corp.	1,155	21,425
Superior Industries International, Inc.	16,016	44,044
Sypris Solutions, Inc. (a)	4,491	4,446
Tenneco, Inc.	29,764	259,542
The Goodyear Tire & Rubber Co.	137,807	1,580,646
Tower International, Inc.	12,792	395,657
Veoneer, Inc. (a)(b)	67,433	989,242
Visteon Corp. (a)(b)	16,228	1,119,245
Workhorse Group, Inc. (a)(b)	41,153	173,254
		43,585,726
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	7,542	24,285
Ford Motor Co.	2,296,660	21,060,372
General Motors Co.	769,727	28,549,174
Harley-Davidson, Inc. (b)	93,058	2,968,550
REV Group, Inc. (b)	19,950	257,156
Tesla, Inc. (a)(b)	80,915	18,255,233
Thor Industries, Inc. (b)	30,177	1,385,426
Winnebago Industries, Inc. (b)	17,067	546,485
		73,046,681
Distributors - 0.1%
Core-Mark Holding Co., Inc.	27,692	896,944
Educational Development Corp.	1,528	9,107
Genuine Parts Co.	85,647	7,733,068
LKQ Corp. (a)	178,501	4,689,221
Pool Corp.	23,729	4,659,901
Weyco Group, Inc.	1,999	49,035
		18,037,276
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	32,357	1,382,291
American Public Education, Inc. (a)	10,234	247,970
Aspen Group, Inc. (a)	14,021	58,327
Bright Horizons Family Solutions, Inc. (a)	33,761	5,572,253
Career Education Corp.(a)	42,945	880,802
Carriage Services, Inc.	9,021	191,877
Chegg, Inc. (a)(b)	63,627	2,522,174
Collectors Universe, Inc.	6,173	160,004
Frontdoor, Inc. (a)	49,252	2,528,598
Graham Holdings Co.	2,565	1,805,914
Grand Canyon Education, Inc. (a)	28,318	3,556,741
H&R Block, Inc. (b)	119,555	2,895,622
Houghton Mifflin Harcourt Co. (a)	61,764	367,496
K12, Inc. (a)	22,641	596,590
Laureate Education, Inc. Class A (a)	62,495	1,143,659
Lincoln Educational Services Corp. (a)	4,177	8,479
Regis Corp. (a)	17,502	283,007
Service Corp. International	109,159	5,054,062
ServiceMaster Global Holdings, Inc. (a)	79,961	4,560,975
Sotheby's Class A (Ltd. vtg.) (a)	18,649	1,076,980
Strategic Education, Inc.	12,775	2,161,913
Universal Technical Institute, Inc. (a)	7,842	45,013
Weight Watchers International, Inc. (a)	21,911	657,111
Xpresspa Group, Inc. (a)	131	193
Zovio, Inc. (a)	13,909	31,713
		37,789,764
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	144,633	5,909,704
BFC Financial Corp. Class A	41,903	173,897
Biglari Holdings, Inc. (a)	66	29,024
Biglari Holdings, Inc. (a)	660	57,889
BJ's Restaurants, Inc.	12,060	439,466
Bloomin' Brands, Inc. (b)	53,585	966,673
Bluegreen Vacations Corp. (b)	5,881	55,634
Boyd Gaming Corp. (b)	45,795	1,100,912
Brinker International, Inc. (b)	21,226	806,588
Caesars Entertainment Corp. (a)	343,358	3,952,051
Carnival Corp.	235,159	10,365,809
Carrols Restaurant Group, Inc. (a)	22,653	165,367
Century Casinos, Inc. (a)	14,756	113,326
Chipotle Mexican Grill, Inc. (a)	14,315	12,001,982
Choice Hotels International, Inc. (b)	20,492	1,864,362
Churchill Downs, Inc.	20,501	2,526,953
Chuy's Holdings, Inc. (a)	10,840	275,011
Cracker Barrel Old Country Store, Inc. (b)	14,262	2,358,935
Darden Restaurants, Inc.	71,525	8,653,095
Dave & Buster's Entertainment, Inc. (b)	21,319	917,783
Del Frisco's Restaurant Group, Inc. (a)	20,438	162,891
Del Taco Restaurants, Inc. (a)	23,710	265,078
Denny's Corp. (a)	36,951	871,674
Dine Brands Global, Inc. (b)	10,293	726,171
Domino's Pizza, Inc.	23,891	5,419,434
Dover Motorsports, Inc.	2,664	5,408
Drive Shack, Inc. (a)	31,567	148,681
Dunkin' Brands Group, Inc. (b)	47,879	3,947,145
El Pollo Loco Holdings, Inc. (a)(b)	14,974	152,885
Eldorado Resorts, Inc. (a)(b)	37,124	1,429,645
Empire Resorts, Inc. (a)	1,072	10,377
Everi Holdings, Inc. (a)	42,839	382,981
Extended Stay America, Inc. unit	114,597	1,610,088
Famous Dave's of America, Inc. (a)	2,032	9,246
Fiesta Restaurant Group, Inc. (a)	13,509	116,718
Golden Entertainment, Inc. (a)	11,825	167,679
Good Times Restaurants, Inc. (a)	2,116	3,915
Habit Restaurants, Inc. Class A (a)	12,735	111,559
Hilton Grand Vacations, Inc. (a)	47,731	1,611,876
Hilton Worldwide Holdings, Inc.	170,878	15,784,001
Hyatt Hotels Corp. Class A	21,268	1,534,486
Inspired Entertainment, Inc. (a)	13,028	91,066
International Speedway Corp. Class A	14,943	672,734
J. Alexanders Holdings, Inc. (a)	5,480	64,664
Jack in the Box, Inc. (b)	15,100	1,288,332
Las Vegas Sands Corp.	213,584	11,847,504
Lindblad Expeditions Holdings (a)	18,691	348,774
Luby's, Inc. (a)	3,896	5,688
Marriott International, Inc. Class A	162,285	20,457,647
Marriott Vacations Worldwide Corp.	23,296	2,296,753
McDonald's Corp.	447,237	97,484,249
MGM Mirage, Inc.	297,537	8,348,888
Monarch Casino & Resort, Inc. (a)	6,881	305,379
Nathan's Famous, Inc.	1,164	77,522
Noodles & Co. (a)(b)	26,119	150,707
Norwegian Cruise Line Holdings Ltd. (a)	126,766	6,433,375
Papa John's International, Inc. (b)	13,039	648,821
Peak Resorts, Inc.	7,307	80,231
Penn National Gaming, Inc. (a)	62,112	1,190,687
Planet Fitness, Inc. (a)	48,448	3,420,913
Playa Hotels & Resorts NV (a)	37,549	303,771
PlayAGS, Inc. (a)	17,108	166,632
Potbelly Corp. (a)	13,962	64,644
Rave Restaurant Group, Inc. (a)(b)	2,420	6,026
RCI Hospitality Holdings, Inc.	4,127	73,461
Red Lion Hotels Corp. (a)	11,947	62,602
Red Robin Gourmet Burgers, Inc. (a)	8,008	268,188
Red Rock Resorts, Inc. (b)	41,215	859,333
Royal Caribbean Cruises Ltd.	99,571	10,383,264
Ruth's Hospitality Group, Inc.	13,492	262,419
Scientific Games Corp. Class A (a)(b)	31,168	575,985
SeaWorld Entertainment, Inc. (a)	23,577	683,969
Shake Shack, Inc. Class A (a)	14,724	1,460,032
Six Flags Entertainment Corp.	41,731	2,469,223
Speedway Motorsports, Inc.	6,264	123,714
Starbucks Corp.	708,449	68,407,835
Texas Roadhouse, Inc. Class A	38,839	1,998,655
The Cheesecake Factory, Inc. (b)	24,417	927,602
The ONE Group Hospitality, Inc. (a)(b)	21,573	66,445
Town Sports International Holdings, Inc. (a)	11,005	21,240
Vail Resorts, Inc.	23,555	5,565,575
Wendy's Co.	108,352	2,383,744
Wingstop, Inc.	17,289	1,731,839
Wyndham Destinations, Inc.	55,894	2,478,340
Wyndham Hotels & Resorts, Inc.	56,794	2,918,076
Wynn Resorts Ltd.	57,669	6,352,240
YETI Holdings, Inc. (b)	17,333	489,657
Yum! Brands, Inc.	178,876	20,889,139
		374,413,983
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	4,868	59,292
Beazer Homes U.S.A., Inc. (a)	17,710	221,906
Cavco Industries, Inc. (a)	4,820	884,325
Century Communities, Inc. (a)	16,245	457,784
Comstock Holding Companies, Inc. (a)	399	786
CSS Industries, Inc.	4,297	16,586
D.R. Horton, Inc.	198,070	9,798,523
Dixie Group, Inc. (a)(b)	2,960	3,759
Emerson Radio Corp. (a)	6,324	6,604
Ethan Allen Interiors, Inc.	14,282	245,650
Flexsteel Industries, Inc.	8,069	122,165
Garmin Ltd. (b)	70,688	5,766,020
GoPro, Inc. Class A (a)(b)	66,149	255,997
Green Brick Partners, Inc. (a)	12,117	111,355
Hamilton Beach Brands Holding Co. Class A	5,466	77,453
Helen of Troy Ltd. (a)	14,603	2,241,707
Hooker Furniture Corp.	7,013	125,252
Hovnanian Enterprises, Inc. Class A (a)	3,581	29,507
Installed Building Products, Inc. (a)	13,094	745,180
iRobot Corp. (a)(b)	16,011	989,640
KB Home	48,425	1,360,258
Koss Corp. (a)	711	1,255
La-Z-Boy, Inc.	26,749	852,491
Leggett & Platt, Inc. (b)	79,627	2,961,328
Lennar Corp.:
Class A	169,932	8,666,532
Class B	5,045	204,373
LGI Homes, Inc. (a)(b)	10,832	882,916
Libbey, Inc. (a)	11,179	18,893
Lifetime Brands, Inc.	3,744	28,904
Lovesac (a)(b)	5,793	99,640
M.D.C. Holdings, Inc.	28,610	1,106,349
M/I Homes, Inc. (a)	19,142	691,792
Meritage Homes Corp. (a)	21,015	1,373,120
Mohawk Industries, Inc. (a)	35,891	4,267,081
New Home Co. LLC (a)	4,738	17,673
Newell Brands, Inc.	233,041	3,868,481
Nova LifeStyle, Inc. (a)(b)	6,967	4,738
NVR, Inc. (a)	1,978	7,118,822
PulteGroup, Inc.	150,782	5,096,432
Roku, Inc. Class A (a)	48,602	7,356,399
Skyline Champion Corp. (a)	29,622	829,416
Sonos, Inc. (b)	8,804	127,834
Taylor Morrison Home Corp. (a)	63,234	1,508,763
Tempur Sealy International, Inc. (a)	24,968	1,925,532
Toll Brothers, Inc.	76,206	2,757,895
TopBuild Corp. (a)	20,382	1,887,781
TRI Pointe Homes, Inc. (a)	81,294	1,138,116
Tupperware Brands Corp.	27,633	359,505
Turtle Beach Corp. (a)(b)	3,246	29,311
Universal Electronics, Inc. (a)	8,696	392,624
VOXX International Corp. (a)	10,466	46,050
Vuzix Corp. (a)(b)	9,471	17,332
Whirlpool Corp. (b)	37,148	5,166,915
William Lyon Homes, Inc. (a)	22,441	396,532
Zagg, Inc. (a)	16,579	106,271
		84,826,845
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)(b)	16,400	241,408
Amazon.com, Inc. (a)	242,082	430,007,836
Blue Apron Holdings, Inc. Class A (a)(b)	3,403	23,072
Duluth Holdings, Inc. (a)(b)	5,886	54,092
eBay, Inc.	479,948	19,337,105
Etsy, Inc. (a)	70,089	3,699,998
EVINE Live, Inc. (a)	19,035	9,662
Expedia, Inc.	81,245	10,569,975
Groupon, Inc. (a)	234,698	582,051
GrubHub, Inc. (a)(b)	53,229	3,158,609
Lands' End, Inc. (a)(b)	10,707	82,979
Leaf Group Ltd. (a)	8,479	35,442
Liberty Interactive Corp. QVC Group Series A (a)	235,161	2,518,574
Liquidity Services, Inc. (a)	15,331	116,056
Overstock.com, Inc. (a)(b)	18,680	293,836
PetMed Express, Inc. (b)	12,447	196,663
Quotient Technology, Inc. (a)	48,720	357,605
Remark Holdings, Inc. (a)(b)	9,058	7,515
Shutterfly, Inc. (a)	19,979	1,016,532
Shutterstock, Inc.	12,066	423,637
Stamps.com, Inc. (a)(b)	9,058	582,973
Stitch Fix, Inc. (a)(b)	14,003	266,897
The Booking Holdings, Inc. (a)	25,301	49,752,139
The Rubicon Project, Inc. (a)	28,434	290,880
U.S. Auto Parts Network, Inc. (a)	1,346	1,979
Waitr Holdings, Inc. (a)(b)	45,298	78,366
Wayfair LLC Class A (a)(b)	37,220	4,196,183
		527,902,064
Leisure Products - 0.1%
Acushnet Holdings Corp.	21,845	567,315
American Outdoor Brands Corp. (a)(b)	34,764	208,932
Brunswick Corp.	50,430	2,350,038
Callaway Golf Co.	51,841	920,696
Clarus Corp.	13,057	143,758
Escalade, Inc.	1,872	19,338
Hasbro, Inc. (b)	68,442	7,560,788
JAKKS Pacific, Inc. (a)(b)	9,712	6,799
Johnson Outdoors, Inc. Class A	3,700	207,200
Malibu Boats, Inc. Class A (a)	12,296	342,075
Marine Products Corp.	3,130	47,357
Mattel, Inc. (a)(b)	197,733	1,937,783
MCBC Holdings, Inc. (a)	11,476	173,861
Nautilus, Inc. (a)	16,118	22,404
OneSpaWorld Holdings Ltd. (a)(b)	22,187	348,336
Polaris, Inc.	34,108	2,797,538
Sturm, Ruger & Co., Inc. (b)	10,809	443,277
Summer Infant, Inc. (a)(b)	8,692	4,182
Vista Outdoor, Inc. (a)	34,029	190,222
		18,291,899
Multiline Retail - 0.5%
Big Lots, Inc. (b)	22,937	521,817
Dillard's, Inc. Class A (b)	10,703	626,340
Dollar General Corp.	151,526	23,651,693
Dollar Tree, Inc. (a)	139,559	14,169,425
Fred's, Inc. Class A (a)(b)	19,530	5,547
JC Penney Corp., Inc. (a)(b)	200,495	149,188
Kohl's Corp.	94,886	4,484,312
Macy's, Inc.	180,483	2,663,929
Nordstrom, Inc. (b)	59,222	1,715,661
Ollie's Bargain Outlet Holdings, Inc. (a)	28,836	1,598,956
Target Corp.	299,262	32,033,004
Tuesday Morning Corp. (a)(b)	29,501	41,301
		81,661,173
Specialty Retail - 2.3%
Aaron's, Inc. Class A	38,636	2,476,954
Abercrombie & Fitch Co. Class A	38,842	567,870
Advance Auto Parts, Inc.	41,855	5,773,897
America's Car Mart, Inc. (a)	3,940	337,973
American Eagle Outfitters, Inc. (b)	99,628	1,675,743
Armstrong Flooring, Inc. (a)	14,198	96,120
Asbury Automotive Group, Inc. (a)	11,730	1,106,139
Ascena Retail Group, Inc. (a)(b)	108,807	27,082
At Home Group, Inc. (a)(b)	15,832	106,708
AutoNation, Inc. (a)(b)	33,363	1,583,408
AutoZone, Inc. (a)	14,404	15,868,743
Barnes & Noble Education, Inc. (a)	26,720	104,208
Bed Bath & Beyond, Inc. (b)	80,685	780,224
Best Buy Co., Inc.	137,685	8,763,650
Big 5 Sporting Goods Corp. (b)	10,823	19,373
Blink Charging Co. (a)(b)	10,811	27,460
Boot Barn Holdings, Inc. (a)	16,879	578,106
Build-A-Bear Workshop, Inc. (a)	8,701	21,578
Burlington Stores, Inc. (a)	38,630	7,822,189
Caleres, Inc. (b)	25,866	521,200
Camping World Holdings, Inc. (b)	19,488	148,109
CarMax, Inc. (a)(b)	98,854	8,232,561
Carvana Co. Class A (a)(b)	21,147	1,716,291
Chico's FAS, Inc. (b)	76,714	239,348
Citi Trends, Inc.	8,338	140,162
Conn's, Inc. (a)(b)	15,473	311,936
Destination Maternity Corp. (a)(b)	5,927	3,972
Destination XL Group, Inc. (a)	13,703	24,528
Dick's Sporting Goods, Inc. (b)	41,373	1,408,337
DSW, Inc. Class A	34,264	565,013
Express, Inc. (a)	42,999	91,158
Five Below, Inc. (a)	32,744	4,023,255
Floor & Decor Holdings, Inc. Class A (a)(b)	34,135	1,680,125
Foot Locker, Inc.	65,529	2,371,495
Francesca's Holdings Corp. (a)	1,281	5,572
GameStop Corp. Class A (b)	61,093	242,539
Gap, Inc. (b)	121,594	1,919,969
Genesco, Inc. (a)	11,530	411,390
GNC Holdings, Inc. Class A (a)(b)	53,419	104,701
Group 1 Automotive, Inc.	10,304	769,915
Guess?, Inc. (b)	32,440	586,191
Haverty Furniture Companies, Inc.	13,138	251,593
Hibbett Sports, Inc. (a)(b)	12,372	204,633
IAA Spinco, Inc. (a)	78,527	3,836,044
Kirkland's, Inc. (a)(b)	9,514	13,986
L Brands, Inc.	134,019	2,212,654
Lithia Motors, Inc. Class A (sub. vtg.) (b)	13,124	1,720,163
Lowe's Companies, Inc.	457,464	51,327,461
Lumber Liquidators Holdings, Inc. (a)(b)	17,921	168,637
MarineMax, Inc. (a)	12,305	177,930
Michaels Companies, Inc. (a)	50,345	285,456
Monro, Inc. (b)	19,016	1,477,924
Murphy U.S.A., Inc. (a)	17,579	1,571,563
National Vision Holdings, Inc. (a)(b)	45,956	1,303,312
O'Reilly Automotive, Inc. (a)	45,893	17,611,898
Office Depot, Inc.	307,890	400,257
Party City Holdco, Inc. (a)(b)	33,849	159,090
Penske Automotive Group, Inc.	22,376	957,245
Pier 1 Imports, Inc. (a)(b)	2,180	9,548
Rent-A-Center, Inc.	27,266	696,101
RH (a)	10,079	1,443,817
Ross Stores, Inc.	215,672	22,863,389
RTW Retailwinds, Inc. (a)	13,242	13,374
Sally Beauty Holdings, Inc. (a)(b)	69,670	852,064
Sears Hometown & Outlet Stores, Inc. (a)(b)	2,666	8,931
Shoe Carnival, Inc. (b)	5,686	174,788
Signet Jewelers Ltd. (b)	29,428	360,199
Sleep Number Corp. (a)	17,766	743,329
Sonic Automotive, Inc. Class A (sub. vtg.)	14,189	381,826
Sportsman's Warehouse Holdings, Inc. (a)(b)	22,687	95,739
Stage Stores, Inc. (b)	10,316	7,943
Stein Mart, Inc. (a)(b)	10,773	7,541
Tailored Brands, Inc. (b)	29,377	159,223
The Buckle, Inc. (b)	17,521	343,412
The Cato Corp. Class A (sub. vtg.)	15,683	268,650
The Children's Place Retail Stores, Inc. (b)	9,409	820,935
The Container Store Group, Inc. (a)	7,933	35,540
The Home Depot, Inc.	643,666	146,697,918
Tiffany & Co., Inc. (b)	63,397	5,380,503
Tile Shop Holdings, Inc.	25,725	69,200
Tilly's, Inc.	13,690	146,620
TJX Companies, Inc.	706,160	38,817,615
Tractor Supply Co.	70,459	7,178,363
Trans World Entertainment Corp. (a)	39	146
Ulta Beauty, Inc. (a)	32,658	7,763,786
Urban Outfitters, Inc. (a)	36,661	858,234
Vitamin Shoppe, Inc. (a)	12,057	77,768
Williams-Sonoma, Inc. (b)	45,390	2,986,662
Winmark Corp.	1,494	242,775
Zumiez, Inc. (a)	11,830	307,343
		396,748,320
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	88,216	2,327,138
Carter's, Inc.	26,977	2,467,856
Centric Brands, Inc. (a)	8,200	22,714
Charles & Colvard Ltd. (a)	19,309	24,909
Cherokee, Inc. (a)	5,416	3,412
Columbia Sportswear Co.	18,295	1,715,888
Crocs, Inc. (a)	38,870	866,801
Culp, Inc.	5,343	75,016
Deckers Outdoor Corp. (a)	17,246	2,542,923
Delta Apparel, Inc. (a)	3,418	76,700
Fossil Group, Inc. (a)(b)	27,745	355,136
G-III Apparel Group Ltd. (a)(b)	23,961	491,440
Hanesbrands, Inc. (b)	206,859	2,825,694
Iconix Brand Group, Inc. (a)	2,711	4,907
J.Jill, Inc. (b)	6,546	12,241
Kontoor Brands, Inc. (b)	26,472	906,401
Lakeland Industries, Inc. (a)	1,816	18,668
Levi Strauss & Co. Class A (a)(b)	22,399	378,543
lululemon athletica, Inc. (a)	62,012	11,451,756
Movado Group, Inc.	10,454	224,970
NIKE, Inc. Class B	734,047	62,026,972
Oxford Industries, Inc.	10,220	713,152
PVH Corp.	43,788	3,319,130
Ralph Lauren Corp.	29,992	2,649,493
Rocky Brands, Inc.	3,840	111,898
Sequential Brands Group, Inc. (a)(b)	22,074	6,401
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	78,598	2,488,413
Steven Madden Ltd.	45,059	1,496,860
Superior Group of Companies, Inc.	7,627	108,151
Tapestry, Inc.	172,122	3,554,319
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	131,101	2,439,790
Class C (non-vtg.) (a)	91,117	1,541,700
Unifi, Inc. (a)	8,779	168,908
Vera Bradley, Inc. (a)(b)	12,596	133,392
VF Corp.	190,826	15,638,191
Vince Holding Corp. (a)(b)	1,196	14,711
Wolverine World Wide, Inc.	54,815	1,422,449
		124,627,043

TOTAL CONSUMER DISCRETIONARY		1,780,930,774

CONSUMER STAPLES - 6.8%
Beverages - 1.7%
Alkaline Water Co., Inc. (a)(b)	22,362	44,500
Boston Beer Co., Inc. Class A (a)	5,079	2,226,735
Brown-Forman Corp.:
Class A	14,368	827,166
Class B (non-vtg.)	119,053	7,022,936
Castle Brands, Inc. (a)(b)	46,315	58,820
Celsius Holdings, Inc. (a)(b)	21,737	89,122
Coca-Cola Bottling Co. Consolidated	2,657	894,373
Constellation Brands, Inc. Class A (sub. vtg.)	98,201	20,067,374
Craft Brew Alliance, Inc. (a)	6,091	61,215
Keurig Dr. Pepper, Inc. (b)	106,408	2,902,810
MGP Ingredients, Inc.	7,691	370,475
Molson Coors Brewing Co. Class B	110,465	5,673,482
Monster Beverage Corp. (a)	229,986	13,493,279
National Beverage Corp. (b)	6,985	285,687
New Age Beverages Corp. (a)(b)	36,213	110,088
PepsiCo, Inc.	820,971	112,251,365
Primo Water Corp. (a)(b)	22,152	270,919
REED'S, Inc. (a)(b)	13,449	24,881
The Coca-Cola Co.	2,248,541	123,759,697
		290,434,924
Food & Staples Retailing - 1.4%
Andersons, Inc. (b)	16,960	388,723
BJ's Wholesale Club Holdings, Inc. (a)	69,037	1,812,912
Casey's General Stores, Inc.	21,625	3,629,756
Chefs' Warehouse Holdings (a)	13,004	501,694
Costco Wholesale Corp.	257,136	75,793,407
Ingles Markets, Inc. Class A	8,337	324,143
Kroger Co.	474,078	11,226,167
Natural Grocers by Vitamin Cottage, Inc. (a)	5,458	51,524
Performance Food Group Co. (a)	62,285	2,914,315
PriceSmart, Inc.	13,625	823,359
Rite Aid Corp. (a)(b)	31,617	204,246
SpartanNash Co.	21,252	228,884
Sprouts Farmers Market LLC (a)	68,693	1,233,039
Sysco Corp.	275,594	20,484,902
U.S. Foods Holding Corp. (a)	127,975	5,176,589
United Natural Foods, Inc. (a)	29,779	239,423
Village Super Market, Inc. Class A	4,008	100,080
Walgreens Boots Alliance, Inc.	455,911	23,338,084
Walmart, Inc.	819,084	93,588,538
Weis Markets, Inc. (b)	10,660	407,532
		242,467,317
Food Products - 1.2%
Alico, Inc.	1,067	31,850
Archer Daniels Midland Co.	328,750	12,508,938
B&G Foods, Inc. Class A (b)	39,328	665,823
Beyond Meat, Inc. (b)	5,739	962,029
Bridgford Foods Corp. (a)	1,670	55,928
Bunge Ltd.	82,572	4,410,171
Cal-Maine Foods, Inc. (b)	18,237	739,328
Calavo Growers, Inc. (b)	9,160	812,034
Campbell Soup Co. (b)	112,366	5,056,470
Coffee Holding Co., Inc. (a)	3,921	15,370
Conagra Brands, Inc.	285,785	8,104,863
Darling International, Inc. (a)	94,368	1,755,245
Dean Foods Co. (b)	55,984	56,544
Farmer Brothers Co. (a)	7,267	88,221
Flowers Foods, Inc. (b)	111,958	2,552,642
Fresh Del Monte Produce, Inc.	18,653	485,724
Freshpet, Inc. (a)	21,102	1,035,686
General Mills, Inc.	351,247	18,897,089
Hormel Foods Corp. (b)	159,570	6,799,278
Hostess Brands, Inc. Class A (a)	60,990	855,080
Ingredion, Inc.	38,773	2,995,990
J&J Snack Foods Corp.	8,757	1,690,626
John B. Sanfilippo & Son, Inc. (b)	5,429	502,725
Kellogg Co.	146,779	9,217,721
Lamb Weston Holdings, Inc.	84,804	5,969,354
Lancaster Colony Corp.	11,345	1,655,236
Landec Corp. (a)	17,499	192,314
Lifeway Foods, Inc. (a)	523	1,527
Limoneira Co.	8,169	148,349
McCormick & Co., Inc. (non-vtg.)	71,896	11,709,702
Mondelez International, Inc.	841,319	46,457,635
nLIGHT, Inc. (a)	4,337	56,034
Pilgrim's Pride Corp. (a)	30,704	956,737
Post Holdings, Inc. (a)	39,044	3,892,296
RiceBran Technologies (a)	17,086	46,132
S&W Seed Co. (a)	24,853	66,109
Sanderson Farms, Inc.	11,476	1,717,039
Seaboard Corp.	155	640,178
Seneca Foods Corp. Class A (a)	3,187	87,579
The Hain Celestial Group, Inc. (a)(b)	51,296	977,189
The Hershey Co.	80,946	12,828,322
The J.M. Smucker Co.	66,321	6,974,316
The Kraft Heinz Co.	367,618	9,381,611
The Simply Good Foods Co. (a)	30,404	900,871
Tootsie Roll Industries, Inc. (b)	11,897	436,382
TreeHouse Foods, Inc. (a)(b)	32,070	1,624,346
Tyson Foods, Inc. Class A	172,929	16,089,314
		203,103,947
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	31,722	763,231
Church & Dwight Co., Inc.	144,791	11,551,426
Clorox Co.	74,693	11,813,445
Colgate-Palmolive Co.	502,167	37,235,683
Energizer Holdings, Inc. (b)	35,940	1,383,690
Funko, Inc. (a)(b)	10,627	254,942
Kimberly-Clark Corp.	201,015	28,365,227
Oil-Dri Corp. of America	3,032	93,264
Procter & Gamble Co.	1,469,144	176,635,183
Spectrum Brands Holdings, Inc. (b)	24,455	1,366,301
WD-40 Co.	8,089	1,474,625
		270,937,017
Personal Products - 0.2%
Avon Products, Inc. (a)	257,285	1,119,190
Coty, Inc. Class A	172,247	1,644,959
Cyanotech Corp. (a)	613	1,655
Edgewell Personal Care Co. (a)	32,055	892,411
elf Beauty, Inc. (a)	14,073	229,671
Estee Lauder Companies, Inc. Class A	128,154	25,373,210
Herbalife Nutrition Ltd. (a)	59,743	2,056,951
Inter Parfums, Inc.	10,719	689,125
LifeVantage Corp. (a)(b)	7,994	97,207
Mannatech, Inc.	160	2,563
MediFast, Inc. (b)	6,773	677,029
Natural Health Trends Corp. (b)	5,861	44,309
Nature's Sunshine Products, Inc. (a)	1,862	17,521
Nu Skin Enterprises, Inc. Class A	31,930	1,296,997
Revlon, Inc. (a)(b)	6,148	101,626
USANA Health Sciences, Inc. (a)	8,072	548,654
Veru, Inc. (a)	13,825	27,235
Youngevity International, Inc. (a)	4,824	20,647
		34,840,960
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	68,992	135,224
Altria Group, Inc.	1,095,232	47,905,448
Philip Morris International, Inc.	910,812	65,660,437
Pyxus International, Inc. (a)(b)	4,379	58,547
Turning Point Brands, Inc. (b)	5,231	187,531
Universal Corp.	14,873	744,542
Vector Group Ltd. (b)	62,315	727,839
		115,419,568

TOTAL CONSUMER STAPLES		1,157,203,733

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Archrock, Inc.	84,571	821,184
Aspen Aerogels, Inc. (a)	16,358	98,802
Baker Hughes, A GE Co. Class A	302,554	6,562,396
Basic Energy Services, Inc. (a)(b)	11,430	15,202
C&J Energy Services, Inc. (a)	34,584	330,623
Carbo Ceramics, Inc. (a)	9,782	16,140
Core Laboratories NV (b)	26,080	1,032,507
Dawson Geophysical Co. (a)	6,334	13,365
Diamond Offshore Drilling, Inc. (a)(b)	36,588	237,456
Dmc Global, Inc.	8,562	371,848
Dril-Quip, Inc. (a)	20,525	941,071
ENGlobal Corp. (a)(b)	1,503	1,578
Enservco Corp. (a)(b)	5,474	1,370
Era Group, Inc. (a)	11,239	106,546
Exterran Corp. (a)	18,772	198,045
Forum Energy Technologies, Inc. (a)	49,421	69,684
Frank's International NV (a)(b)	52,502	228,384
FTS International, Inc. (a)(b)	19,151	48,069
Geospace Technologies Corp. (a)(b)	6,911	84,591
Gulf Island Fabrication, Inc. (a)	6,092	38,562
Halliburton Co.	513,324	9,671,024
Helix Energy Solutions Group, Inc. (a)	83,845	607,038
Helmerich & Payne, Inc.	64,979	2,442,561
Hornbeck Offshore Services, Inc. (a)(b)	13,733	9,201
Independence Contract Drilling, Inc. (a)	19,128	20,084
ION Geophysical Corp. (a)	7,037	54,326
Key Energy Services, Inc. (a)(b)	3,725	3,837
KLX Energy Services Holdings, Inc. (a)	14,106	141,483
Liberty Oilfield Services, Inc. Class A	29,555	318,307
Mammoth Energy Services, Inc.	7,560	27,518
Matrix Service Co. (a)	17,274	343,234
McDermott International, Inc. (a)(b)	106,171	501,127
Mitcham Industries, Inc. (a)	6,208	21,976
Nabors Industries Ltd.	184,235	309,515
National Oilwell Varco, Inc.	232,217	4,744,193
Natural Gas Services Group, Inc. (a)	6,303	67,946
NCS Multistage Holdings, Inc. (a)	11,061	23,892
Newpark Resources, Inc. (a)	58,090	383,975
Noble Corp. (a)(b)	153,524	245,638
Oceaneering International, Inc. (a)	61,928	802,587
Oil States International, Inc. (a)	36,623	505,031
Patterson-UTI Energy, Inc.	120,424	1,041,668
Profire Energy, Inc. (a)	11,088	16,965
Quintana Energy Services, Inc. (a)	719	1,043
Ranger Energy Services, Inc. Class A (a)	1,205	7,676
RigNet, Inc. (a)	7,753	60,784
RPC, Inc. (b)	36,877	195,817
Schlumberger Ltd.	803,065	26,043,398
SEACOR Holdings, Inc. (a)	10,757	505,256
SEACOR Marine Holdings, Inc. (a)	16,091	209,666
Smart Sand, Inc. (a)(b)	11,008	26,089
Solaris Oilfield Infrastructure, Inc. Class A (b)	19,563	268,991
Superior Drilling Products, Inc. (a)	6,911	5,999
Superior Energy Services, Inc. (a)	96,205	32,209
Synthesis Energy Systems, Inc. (a)(b)	575	1,748
TechnipFMC PLC	244,867	6,082,496
TETRA Technologies, Inc. (a)	69,661	115,637
Tidewater, Inc. (a)	20,923	329,746
Transocean Ltd. (United States) (a)(b)	287,572	1,308,453
U.S. Silica Holdings, Inc. (b)	44,456	452,118
U.S. Well Services, Inc. (a)	9,009	27,027
Valaris PLC Class A (b)	112,534	524,408
		69,719,110
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)	100,373	52,385
Adams Resources & Energy, Inc.	557	17,094
Aemetis, Inc. (a)(b)	2,680	2,117
Alta Mesa Resources, Inc. Class A (a)(b)	67,289	6,493
Altus Midstream Co. (a)(b)	38,735	89,478
Amplify Energy Corp. New	13,721	81,777
Antero Midstream GP LP (b)	127,027	903,162
Antero Resources Corp. (a)(b)	120,017	380,454
Apache Corp. (b)	220,940	4,765,676
Approach Resources, Inc. (a)	20,917	4,020
Arch Coal, Inc. (b)	9,105	697,079
Barnwell Industries, Inc. (a)	759	554
Berry Petroleum Corp.	12,987	103,766
Bonanza Creek Energy, Inc. (a)(b)	12,347	278,548
Brigham Minerals, Inc. Class A (b)	11,249	224,868
Cabot Oil & Gas Corp.	246,869	4,226,397
California Resources Corp. (a)(b)	27,611	270,312
Callon Petroleum Co. (a)(b)	126,941	521,728
Carrizo Oil & Gas, Inc. (a)	49,876	413,472
Centennial Resource Development, Inc. Class A (a)	112,855	543,961
Chaparral Energy, Inc. Class A (a)(b)	17,768	23,631
Cheniere Energy, Inc. (a)	130,263	7,778,004
Chesapeake Energy Corp. (a)(b)	603,726	869,365
Chevron Corp.	1,114,292	131,174,454
Cimarex Energy Co.	60,987	2,609,024
Clean Energy Fuels Corp. (a)	79,199	157,606
CNX Resources Corp. (a)(b)	112,498	896,609
Comstock Resources, Inc. (a)(b)	9,663	55,272
Concho Resources, Inc.	116,852	8,547,724
ConocoPhillips Co.	657,450	34,305,741
CONSOL Energy, Inc. (a)	16,027	268,613
Contango Oil & Gas Co. (a)(b)	13,677	13,403
Continental Resources, Inc.	50,752	1,481,958
Contura Energy, Inc. (a)	2,808	80,870
CVR Energy, Inc.	16,047	638,350
Delek U.S. Holdings, Inc.	41,304	1,352,706
Denbury Resources, Inc. (a)(b)	272,165	293,938
Devon Energy Corp.	243,620	5,357,204
Diamondback Energy, Inc.	88,552	8,685,180
Dorian Lpg Ltd. (a)	20,302	210,938
Earthstone Energy, Inc. (a)	10,008	34,428
EOG Resources, Inc.	340,970	25,296,564
EQT Corp.	148,726	1,512,543
Equitrans Midstream Corp. (b)	118,279	1,595,584
Evolution Petroleum Corp.	16,999	100,634
Extraction Oil & Gas, Inc. (a)(b)	67,238	270,969
Exxon Mobil Corp.	2,475,064	169,492,383
Falcon Minerals Corp.	29,678	173,913
Gevo, Inc. (a)	104	278
Goodrich Petroleum Corp. (a)	11,043	116,945
Green Plains, Inc.	24,010	197,122
Gulfport Energy Corp. (a)	86,624	207,898
Hallador Energy Co.	7,950	31,562
Hess Corp.	148,959	9,376,969
Highpoint Resources, Inc. (a)	63,175	73,915
HollyFrontier Corp.	91,884	4,075,974
Houston American Energy Corp. (a)(b)	9,726	1,977
International Seaways, Inc. (a)	19,229	331,123
Isramco, Inc. (a)	466	56,074
Jagged Peak Energy, Inc. (a)(b)	40,221	277,525
Kinder Morgan, Inc.	1,139,285	23,093,307
Kosmos Energy Ltd.	134,860	852,315
Laredo Petroleum, Inc. (a)	83,102	206,093
Lilis Energy, Inc. (a)(b)	15,773	4,733
Lonestar Resources U.S., Inc. (a)	9,210	23,854
Magnolia Oil & Gas Corp. Class A (a)(b)	67,160	685,704
Marathon Oil Corp.	479,668	5,679,269
Marathon Petroleum Corp.	389,035	19,144,412
Matador Resources Co. (a)(b)	58,558	916,433
Montage Resources Corp. (a)	5,939	17,698
Murphy Oil Corp. (b)	88,664	1,616,345
NACCO Industries, Inc. Class A	2,094	104,239
Nextdecade Corp. (a)(b)	7,830	43,926
Nine Energy Service, Inc. (a)	7,650	41,922
Noble Energy, Inc.	280,553	6,334,887
Northern Oil & Gas, Inc. (a)(b)	129,618	238,497
Oasis Petroleum, Inc. (a)	153,418	478,664
Occidental Petroleum Corp.	525,067	22,829,913
ONEOK, Inc.	242,205	17,264,372
Overseas Shipholding Group, Inc. (a)	38,289	62,411
Pacific Ethanol, Inc. (a)	13,671	8,818
Panhandle Royalty Co. Class A	8,612	98,435
Par Pacific Holdings, Inc. (a)	18,122	393,972
Parsley Energy, Inc. Class A	157,906	2,828,096
PBF Energy, Inc. Class A	69,690	1,651,653
PDC Energy, Inc. (a)	39,508	1,258,330
Peabody Energy Corp.	47,087	867,813
Penn Virginia Corp. (a)	8,197	233,615
Phillips 66 Co.	244,614	24,126,279
Pioneer Natural Resources Co.	99,301	12,255,729
PrimeEnergy Corp. (a)	512	57,600
QEP Resources, Inc.	142,336	506,716
Ramaco Resources, Inc. (a)	1,007	4,290
Range Resources Corp. (b)	116,549	414,914
Renewable Energy Group, Inc. (a)(b)	21,272	258,880
Rex American Resources Corp. (a)	3,382	232,276
Ring Energy, Inc. (a)	34,460	50,312
Roan Resources, Inc. (a)(b)	32,998	37,288
SandRidge Energy, Inc. (a)	19,354	90,577
SemGroup Corp. Class A (b)	37,562	332,048
SilverBow Resources, Inc. (a)	3,343	29,017
SM Energy Co. (b)	58,053	550,342
Southwestern Energy Co. (a)(b)	315,092	497,845
SRC Energy, Inc. (a)	145,267	729,240
Talos Energy, Inc. (a)	13,686	260,581
Targa Resources Corp.	137,129	4,953,099
Tellurian, Inc. (a)(b)	54,525	356,048
Tengasco, Inc. (a)	336	228
The Williams Companies, Inc.	711,779	16,797,984
Torchlight Energy Resources, Inc. (a)(b)	24,677	30,846
TransAtlantic Petroleum Ltd. (a)	4,900	3,528
U.S. Energy Corp. (a)	603	344
Unit Corp. (a)	33,835	102,520
Uranium Energy Corp. (a)(b)	99,313	93,046
VAALCO Energy, Inc. (a)	25,021	45,038
Valero Energy Corp.	244,879	18,434,491
Vertex Energy, Inc. (a)(b)	4,751	6,224
W&T Offshore, Inc. (a)	54,876	240,357
Whiting Petroleum Corp. (a)(b)	50,455	334,517
World Fuel Services Corp.	39,186	1,504,742
WPX Energy, Inc. (a)	239,916	2,581,496
Zion Oil & Gas, Inc. (a)(b)	24,405	6,345
		624,512,824

TOTAL ENERGY		694,231,934

FINANCIALS - 13.3%
Banks - 5.4%
1st Constitution Bancorp	2,540	44,221
1st Source Corp.	11,627	515,890
ACNB Corp.	4,429	149,169
Allegiance Bancshares, Inc. (a)(b)	7,366	238,732
Amalgamated Bank	3,558	57,106
American National Bankshares, Inc.	7,700	263,340
Ameris Bancorp	36,633	1,289,115
Ames National Corp.	4,460	118,056
Arrow Financial Corp.	10,327	332,116
Associated Banc-Corp.	91,336	1,757,305
Atlantic Capital Bancshares, Inc. (a)	16,109	262,577
Auburn National Bancorp., Inc.	2,558	103,548
Banc of California, Inc.	26,022	379,141
BancFirst Corp.	10,278	552,648
Bancorp, Inc., Delaware (a)	36,422	332,533
BancorpSouth Bank	52,476	1,447,813
Bank of America Corp.	5,176,902	142,416,574
Bank of Commerce Holdings	7,737	77,370
Bank of Hawaii Corp.	23,399	1,934,629
Bank of Marin Bancorp	7,678	311,804
Bank OZK	69,296	1,787,837
BankFinancial Corp.	11,110	129,543
BankUnited, Inc.	57,374	1,822,198
Bankwell Financial Group, Inc.	4,490	118,132
Banner Corp.	18,487	996,634
Bar Harbor Bankshares	7,401	163,340
BB&T Corp.	446,340	21,268,101
BCB Bancorp, Inc.	4,732	58,488
Berkshire Hills Bancorp, Inc.	28,281	829,482
BOK Financial Corp.	17,384	1,323,618
Boston Private Financial Holdings, Inc.	50,794	539,432
Bridge Bancorp, Inc.	13,941	375,152
Bridgewater Bancshares, Inc. (a)	3,171	35,293
Brookline Bancorp, Inc., Delaware	41,208	578,560
Bryn Mawr Bank Corp.	11,183	381,340
Business First Bancshares, Inc.	5,289	124,926
Byline Bancorp, Inc. (a)	10,435	179,482
C & F Financial Corp.	2,519	119,401
Cadence Bancorp Class A	68,994	1,060,438
Cambridge Bancorp	1,843	136,271
Camden National Corp.	9,118	378,032
Capital City Bank Group, Inc.	5,458	133,066
Capstar Financial Holdings, Inc.	764	11,811
Carolina Financial Corp.	11,744	401,058
Carter Bank & Trust (a)(b)	13,289	251,029
Cathay General Bancorp	44,734	1,484,721
CB Financial Services, Inc.	3,883	97,075
CBTX, Inc.	12,290	330,970
Centerstate Banks of Florida, Inc.	64,849	1,466,884
Central Pacific Financial Corp.	18,154	505,044
Central Valley Community Bancorp	4,508	88,267
Century Bancorp, Inc. Class A (non-vtg.)	1,535	124,335
Chemung Financial Corp.	1,224	49,193
CIT Group, Inc.	59,354	2,527,887
Citigroup, Inc.	1,352,712	87,047,017
Citizens & Northern Corp.	8,308	197,066
Citizens Financial Group, Inc.	272,892	9,207,376
City Holding Co.	10,708	796,140
Civista Bancshares, Inc.	6,390	130,548
CNB Financial Corp., Pennsylvania	10,639	281,295
Codorus Valley Bancorp, Inc.	5,468	122,264
Colony Bankcorp, Inc.	5,604	89,440
Columbia Banking Systems, Inc.	43,496	1,501,047
Comerica, Inc.	90,774	5,596,217
Commerce Bancshares, Inc. (b)	56,336	3,215,096
Community Bank System, Inc.	28,391	1,731,567
Community Bankers Trust Corp.	6,445	50,013
Community Financial Corp.	3,870	121,634
Community Trust Bancorp, Inc.	10,200	396,780
ConnectOne Bancorp, Inc.	17,996	368,558
County Bancorp, Inc.	5,003	86,802
Cullen/Frost Bankers, Inc.	35,571	2,952,749
Customers Bancorp, Inc. (a)	18,612	351,581
CVB Financial Corp.	59,934	1,232,842
DNB Financial Corp.	2,085	85,819
Eagle Bancorp, Inc.	19,118	778,867
East West Bancorp, Inc.	87,978	3,618,535
Enterprise Bancorp, Inc.	4,145	119,915
Enterprise Financial Services Corp.	14,411	568,082
Equity Bancshares, Inc. (a)	8,970	226,941
Esquire Financial Holdings, Inc. (a)	4,376	102,836
Evans Bancorp, Inc.	1,680	57,305
Farmers & Merchants Bancorp, Inc. (b)	4,955	126,749
Farmers National Banc Corp.	17,526	236,601
Fidelity D & D Bancorp, Inc.	1,015	55,835
Fifth Third Bancorp	429,169	11,351,520
Financial Institutions, Inc.	7,638	221,960
First Bancorp, North Carolina (b)	17,283	608,707
First Bancorp, Puerto Rico	118,387	1,134,147
First Bancshares, Inc.	6,383	201,320
First Bank Hamilton New Jersey	6,689	70,636
First Busey Corp.	27,814	681,443
First Business Finance Services, Inc.	6,078	137,059
First Capital, Inc.	2,173	122,992
First Choice Bancorp	4,334	90,754
First Citizens Bancshares, Inc.	5,003	2,224,334
First Commonwealth Financial Corp.	56,904	703,902
First Community Bankshares, In	6,690	212,809
First Community Corp.	2,794	49,873
First Financial Bancorp, Ohio	63,115	1,478,153
First Financial Bankshares, Inc. (b)	82,605	2,529,365
First Financial Corp., Indiana	7,336	297,842
First Financial Northwest, Inc.	1,133	15,545
First Foundation, Inc.	23,897	333,602
First Guaranty Bancshares, Inc.	2,022	38,378
First Hawaiian, Inc.	52,227	1,342,234
First Horizon National Corp.	177,150	2,804,285
First Internet Bancorp	5,077	102,657
First Interstate Bancsystem, Inc.	22,096	861,744
First Merchants Corp.	39,081	1,395,973
First Mid-Illinois Bancshares, Inc.	5,680	182,271
First Midwest Bancorp, Inc., Delaware	60,990	1,171,008
First National Corp.	3,023	56,228
First Northwest Bancorp	6,704	107,130
First of Long Island Corp.	13,162	286,405
First Republic Bank	96,856	8,689,920
First Savings Financial Group, Inc.	1,513	89,267
First United Corp.	2,306	50,132
Flushing Financial Corp.	15,930	307,290
FNB Corp., Pennsylvania	180,464	1,939,988
FNCM Bancorp, Inc. (b)	12,609	92,802
Franklin Financial Network, Inc.	6,839	197,852
Franklin Financial Services Corp.	3,248	102,572
Fulton Financial Corp.	99,123	1,581,012
German American Bancorp, Inc.	14,589	445,402
Glacier Bancorp, Inc.	52,667	2,090,353
Great Southern Bancorp, Inc.	7,516	423,451
Great Western Bancorp, Inc.	32,790	978,126
Guaranty Bancshares, Inc. Texas	4,613	139,036
Hancock Whitney Corp.	49,704	1,745,107
Hanmi Financial Corp.	19,603	351,090
HarborOne Bancorp, Inc.	32,967	328,351
Hawthorn Bancshares, Inc.	4,569	100,975
Heartland Financial U.S.A., Inc.	18,808	822,474
Heritage Commerce Corp.	21,455	248,663
Heritage Financial Corp., Washington	21,910	573,604
Hilltop Holdings, Inc.	45,975	1,091,906
Home Bancshares, Inc.	97,739	1,731,935
HomeTrust Bancshares, Inc.	9,758	246,097
Hope Bancorp, Inc.	70,703	948,127
Horizon Bancorp, Inc. Indiana	26,376	428,874
Howard Bancorp, Inc. (a)	8,064	119,267
Huntington Bancshares, Inc.	602,938	7,988,929
IBERIABANK Corp.	29,298	2,021,269
Independent Bank Corp. (b)	14,958	290,634
Independent Bank Corp., Massachusetts (b)	20,487	1,385,126
Independent Bank Group, Inc.	21,211	1,037,430
International Bancshares Corp.	36,915	1,313,805
Investar Holding Corp.	3,342	77,601
Investors Bancorp, Inc.	124,220	1,378,842
JPMorgan Chase & Co.	1,900,463	208,784,865
KeyCorp	597,030	9,910,698
Lakeland Bancorp, Inc.	28,705	427,130
Lakeland Financial Corp. (b)	15,863	671,481
LCNB Corp.	8,216	137,782
LegacyTexas Financial Group, Inc.	26,922	1,087,649
Live Oak Bancshares, Inc.	16,882	302,863
Luther Burbank Corp.	8,220	85,981
M&T Bank Corp.	80,620	11,787,450
Macatawa Bank Corp.	8,602	85,074
Mackinac Financial Corp.	7,656	108,256
Mainstreet Bancshares, Inc. (a)(b)	5,978	127,391
Malvern Bancorp, Inc. (a)	4,201	88,851
Mercantile Bank Corp.	8,868	272,868
Merchants Bancorp/IN	8,113	128,672
Metropolitan Bank Holding Corp. (a)	2,808	101,650
Mid Penn Bancorp, Inc.	6,071	147,222
Middlefield Banc Corp.	2,629	123,642
Midland States Bancorp, Inc.	11,755	302,926
Midsouth Bancorp, Inc.	6,208	64,253
MidWestOne Financial Group, Inc.	5,780	167,447
MutualFirst Financial, Inc.	5,325	160,655
MVB Financial Corp.	4,221	79,524
National Bank Holdings Corp.	17,415	568,426
National Bankshares, Inc.	3,913	131,086
NBT Bancorp, Inc.	24,590	859,912
Nicolet Bankshares, Inc. (a)	4,641	294,147
Northeast Bank	3,439	72,185
Northrim Bancorp, Inc.	2,806	101,577
Norwood Financial Corp.	2,026	62,239
OFG Bancorp	22,862	469,128
Ohio Valley Banc Corp.	3,258	104,940
Old Line Bancshares, Inc.	8,231	217,463
Old National Bancorp, Indiana	88,932	1,494,058
Old Point Financial Corp.	501	11,964
Old Second Bancorp, Inc.	12,585	148,377
Opus Bank	14,002	290,682
Origin Bancorp, Inc.	3,056	97,914
Orrstown Financial Services, Inc.	5,324	113,614
Pacific Mercantile Bancorp (a)	8,991	68,332
Pacific Premier Bancorp, Inc.	26,019	766,520
PacWest Bancorp	66,185	2,255,585
Park National Corp.	8,612	775,769
Parke Bancorp, Inc.	6,603	150,350
PCSB Financial Corp.	12,331	243,044
Peapack-Gladstone Financial Corp.	9,265	260,624
Penns Woods Bancorp, Inc.	2,773	114,497
People's Utah Bancorp	9,371	248,332
Peoples Bancorp of North Carolina	4,042	112,651
Peoples Bancorp, Inc.	10,241	314,501
Peoples Financial Services Corp.	3,228	144,518
Peoples United Financial, Inc.	218,476	3,139,500
Pinnacle Financial Partners, Inc.	40,536	2,135,031
PNC Financial Services Group, Inc.	264,536	34,106,626
Popular, Inc.	58,222	3,060,731
Preferred Bank, Los Angeles	8,160	407,674
Premier Financial Bancorp, Inc.	7,589	117,630
Prosperity Bancshares, Inc. (b)	37,428	2,429,826
QCR Holdings, Inc.	8,291	292,755
Regions Financial Corp.	605,962	8,859,164
Reliant Bancorp, Inc.	4,879	111,778
Renasant Corp.	28,082	920,809
Republic Bancorp, Inc., Kentucky Class A	6,586	279,576
Republic First Bancorp, Inc. (a)	30,955	125,213
S&T Bancorp, Inc. (b)	16,918	578,934
Salisbury Bancorp, Inc.	1,700	64,821
Sandy Spring Bancorp, Inc.	21,851	731,571
SB One Bancorp	2,104	46,961
Seacoast Banking Corp., Florida (a)	30,535	712,687
Select Bancorp, Inc. New (a)	8,374	91,277
ServisFirst Bancshares, Inc. (b)	27,711	842,414
Shore Bancshares, Inc.	10,899	167,409
Sierra Bancorp	6,115	150,674
Signature Bank	32,172	3,752,864
Simmons First National Corp. Class A	54,633	1,311,192
SmartFinancial, Inc. (a)	4,961	96,144
South Plains Financial, Inc.	2,893	47,329
South State Corp.	20,975	1,543,341
Southern First Bancshares, Inc. (a)	2,757	105,235
Southern National Bancorp of Virginia, Inc.	10,361	151,478
Southside Bancshares, Inc.	20,388	671,377
Spirit of Texas Bancshares, Inc. (a)	7,960	163,976
Sterling Bancorp	120,885	2,305,277
Stewardship Financial Corp.	6,336	98,335
Stock Yards Bancorp, Inc.	12,840	466,092
Summit Financial Group, Inc.	4,831	118,988
SunTrust Banks, Inc.	258,893	15,924,508
SVB Financial Group (a)	31,007	6,034,582
Synovus Financial Corp.	94,800	3,369,192
Tcf Financial Corp.	94,057	3,626,838
Texas Capital Bancshares, Inc. (a)	28,456	1,533,209
The Bank of Princeton	2,133	56,951
The First Bancorp, Inc.	4,734	120,244
Tompkins Financial Corp.	8,447	668,158
TowneBank	36,345	954,783
Trico Bancshares	17,327	612,683
TriState Capital Holdings, Inc. (a)	14,416	284,716
Triumph Bancorp, Inc. (a)	14,427	432,666
Trustmark Corp. (b)	38,621	1,262,134
Two River Bancorp	933	17,643
U.S. Bancorp	878,447	46,285,372
UMB Financial Corp.	25,302	1,576,821
Umpqua Holdings Corp.	122,065	1,917,641
Union Bankshares Corp. (b)	41,145	1,485,746
Union Bankshares, Inc.	486	13,336
United Bankshares, Inc., West Virginia (b)	58,641	2,162,680
United Community Bank, Inc.	46,867	1,237,757
United Security Bancshares, California	11,991	124,467
Unity Bancorp, Inc.	4,701	92,281
Univest Corp. of Pennsylvania	18,678	472,740
Valley National Bancorp	191,919	2,017,069
Veritex Holdings, Inc.	27,103	639,631
Washington Trust Bancorp, Inc. (b)	9,465	439,176
Webster Financial Corp.	55,699	2,493,087
Wells Fargo & Co.	2,369,975	110,369,736
WesBanco, Inc.	31,699	1,084,740
West Bancorp., Inc.	13,320	277,589
Westamerica Bancorp. (b)	15,937	981,879
Western Alliance Bancorp.	54,086	2,348,414
Wintrust Financial Corp.	31,633	1,987,501
Zions Bancorp NA	108,276	4,449,061
		919,292,314
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	29,034	2,224,875
Ameriprise Financial, Inc.	78,082	10,071,016
Ares Management Corp.	40,873	1,189,404
Artisan Partners Asset Management, Inc.	30,747	819,100
Ashford, Inc. (a)	668	16,867
Associated Capital Group, Inc.	1,622	56,381
B. Riley Financial, Inc.	8,821	186,652
Bank of New York Mellon Corp.	516,010	21,703,381
BGC Partners, Inc. Class A	157,538	803,444
BlackRock, Inc. Class A	69,722	29,461,728
Blucora, Inc. (a)	27,949	631,088
Cboe Global Markets, Inc.	65,558	7,811,891
Charles Schwab Corp.	696,620	26,659,647
CME Group, Inc.	209,760	45,578,750
Cohen & Co., Inc.	183	672
Cohen & Steers, Inc.	13,677	737,601
Cowen Group, Inc. Class A (a)	16,599	259,110
Diamond Hill Investment Group, Inc.	2,086	281,401
Donnelley Financial Solutions, Inc. (a)	20,834	221,465
E*TRADE Financial Corp.	144,626	6,036,689
Eaton Vance Corp. (non-vtg.) (b)	69,161	2,982,222
Evercore, Inc. Class A	22,999	1,834,400
FactSet Research Systems, Inc. (b)	22,617	6,153,860
Federated Investors, Inc. Class B (non-vtg.)	55,865	1,789,915
Franklin Resources, Inc. (b)	172,908	4,544,022
Gain Capital Holdings, Inc.	16,861	76,718
GAMCO Investors, Inc. Class A	2,137	37,761
Goldman Sachs Group, Inc.	198,622	40,501,012
Great Elm Capital Group, Inc. (a)	28,413	105,128
Greenhill & Co., Inc.	9,930	139,417
GTY Govtech, Inc. (a)	26,436	165,489
Hamilton Lane, Inc. Class A (b)	11,631	722,750
Houlihan Lokey	20,799	918,900
Interactive Brokers Group, Inc. (b)	44,657	2,107,810
IntercontinentalExchange, Inc.	330,537	30,898,599
INTL FCStone, Inc. (a)	9,507	372,769
Invesco Ltd.	233,899	3,672,214
Janus Henderson Group PLC (b)	95,606	1,827,031
KKR & Co. LP (b)	316,630	8,181,719
Ladenburg Thalmann Financial Services, Inc.	65,320	128,027
Lazard Ltd. Class A	76,010	2,610,183
Legg Mason, Inc. (b)	52,112	1,917,200
LPL Financial	48,855	3,661,682
Manning & Napier, Inc. Class A (b)	5,811	11,041
MarketAxess Holdings, Inc.	22,282	8,859,769
Moelis & Co. Class A	30,621	1,026,722
Moody's Corp.	96,159	20,729,957
Morgan Stanley	744,292	30,880,675
Morningstar, Inc.	11,030	1,782,227
MSCI, Inc.	49,888	11,705,221
Northern Trust Corp.	126,235	11,099,844
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,149	142,936
Piper Jaffray Companies	10,130	737,059
PJT Partners, Inc.	11,575	481,636
Pzena Investment Management, Inc.	9,899	80,479
Raymond James Financial, Inc.	75,094	5,895,630
S&P Global, Inc.	143,799	37,415,062
Safeguard Scientifics, Inc. (a)	12,725	152,191
SEI Investments Co.	75,037	4,315,378
Silvercrest Asset Management Group Class A	1,602	20,938
State Street Corp.	219,116	11,242,842
Stifel Financial Corp. (b)	42,821	2,287,498
T. Rowe Price Group, Inc.	138,612	15,333,259
TD Ameritrade Holding Corp.	154,537	6,862,988
The NASDAQ OMX Group, Inc.	67,880	6,777,139
Tradeweb Markets, Inc. Class A	28,403	1,209,684
U.S. Global Investments, Inc. Class A	2,036	4,377
Virtu Financial, Inc. Class A (b)	38,887	731,076
Virtus Investment Partners, Inc.	4,043	431,348
Waddell & Reed Financial, Inc. Class A (b)	46,052	744,661
Westwood Holdings Group, Inc.	4,452	122,207
WisdomTree Investments, Inc.	74,547	358,571
		451,542,405
Consumer Finance - 0.7%
Ally Financial, Inc.	225,771	7,077,921
American Express Co.	400,267	48,180,139
Asta Funding, Inc. (a)	1,191	8,539
Atlanticus Holdings Corp. (a)	9,489	60,350
Capital One Financial Corp.	275,587	23,871,346
Consumer Portfolio Services, Inc. (a)	3,180	11,289
Credit Acceptance Corp. (a)	7,204	3,260,891
CURO Group Holdings Corp. (a)(b)	8,497	115,729
Discover Financial Services	188,282	15,056,912
Elevate Credit, Inc. (a)	8,942	38,540
Encore Capital Group, Inc. (a)(b)	16,208	598,075
Enova International, Inc. (a)	19,962	477,092
EZCORP, Inc. (non-vtg.) Class A (a)	33,081	260,347
First Cash Financial Services, Inc. (b)	25,878	2,554,935
Green Dot Corp. Class A (a)	26,246	802,603
LendingClub Corp. (a)	51,966	680,235
Navient Corp.	127,391	1,622,961
Nelnet, Inc. Class A	13,860	929,313
Nicholas Financial, Inc. (a)	1,521	14,267
OneMain Holdings, Inc.	43,064	1,543,844
PRA Group, Inc. (a)(b)	27,646	943,834
Regional Management Corp. (a)	4,238	109,129
Santander Consumer U.S.A. Holdings, Inc.	63,001	1,644,956
SLM Corp.	260,851	2,201,582
Synchrony Financial	368,454	11,808,951
World Acceptance Corp. (a)	4,076	541,700
		124,415,480
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	148,381	3,081,873
Berkshire Hathaway, Inc. Class B (a)	1,135,408	230,953,341
Cannae Holdings, Inc. (a)	40,295	1,121,007
Columbia Financial, Inc. (a)	30,220	458,135
FB Financial Corp.	11,775	422,369
FGL Holdings Class A (b)	101,338	808,677
Focus Financial Partners, Inc. Class A (a)	13,259	272,075
HF Foods Group, Inc. (a)(b)	3,742	72,520
International Money Express, Inc. (a)	9,460	123,358
Jefferies Financial Group, Inc.	149,757	2,791,470
Marlin Business Services Corp.	3,759	81,307
On Deck Capital, Inc. (a)	31,333	101,832
Pennymac Financial Services, Inc.	35,699	1,056,333
Rafael Holdings, Inc. (a)	5,966	120,513
RBB Bancorp	6,023	111,004
Sachem Capital Corp.	3,642	17,700
Victory Capital Holdings, Inc.	7,811	124,742
Voya Financial, Inc.	84,062	4,145,938
		245,864,194
Insurance - 2.7%
AFLAC, Inc.	436,926	21,924,947
Alleghany Corp. (a)	8,401	6,294,953
Allstate Corp.	194,734	19,938,814
AMBAC Financial Group, Inc. (a)	28,264	509,883
American Equity Investment Life Holding Co.	52,926	1,140,555
American Financial Group, Inc.	41,038	4,143,607
American International Group, Inc.	508,095	26,441,264
American National Insurance Co.	5,344	609,590
Amerisafe, Inc.	12,162	835,529
Aon PLC	141,015	27,476,773
Arch Capital Group Ltd. (a)	237,032	9,362,764
Argo Group International Holdings, Ltd.	19,883	1,306,711
Arthur J. Gallagher & Co.	108,317	9,825,435
Assurant, Inc.	35,859	4,410,657
Assured Guaranty Ltd.	59,984	2,552,319
Athene Holding Ltd. (a)	65,488	2,544,864
Atlas Financial Holdings, Inc. (a)	2,494	1,003
Axis Capital Holdings Ltd.	49,209	3,020,941
Brighthouse Financial, Inc. (a)	66,783	2,354,769
Brown & Brown, Inc.	137,649	5,077,872
Chubb Ltd.	268,311	41,931,643
Cincinnati Financial Corp.	88,418	9,946,141
Citizens, Inc. Class A (a)(b)	25,119	157,747
CNA Financial Corp. (b)	15,744	742,015
CNO Financial Group, Inc.	89,362	1,293,962
Crawford & Co.:
Class A	13,831	133,469
Class B	8,407	72,805
Donegal Group, Inc. Class A	9,958	143,694
eHealth, Inc. (a)	11,140	928,073
EMC Insurance Group	5,730	205,936
Employers Holdings, Inc.	19,349	834,522
Enstar Group Ltd. (a)	8,836	1,578,286
Erie Indemnity Co. Class A	11,442	2,509,345
Everest Re Group Ltd.	23,916	5,641,306
FBL Financial Group, Inc. Class A	6,862	372,126
Fednat Holding Co.	5,180	63,351
First American Financial Corp.	66,043	3,860,213
FNF Group	161,666	7,103,604
Genworth Financial, Inc. Class A	294,798	1,305,955
Global Indemnity Ltd.	3,654	94,091
Globe Life, Inc.	59,233	5,287,138
Goosehead Insurance (b)	6,023	278,504
Greenlight Capital Re, Ltd. (a)(b)	16,168	148,584
Hallmark Financial Services, Inc. (a)	6,368	111,949
Hanover Insurance Group, Inc.	23,809	3,170,168
Hartford Financial Services Group, Inc.	210,679	12,278,372
HCI Group, Inc.	4,630	180,431
Health Insurance Innovations, Inc. (a)(b)	7,184	131,755
Heritage Insurance Holdings, Inc. (b)	16,043	210,324
Horace Mann Educators Corp.	23,774	1,042,965
Independence Holding Co.	4,203	155,595
Investors Title Co.	645	94,944
James River Group Holdings Ltd.	17,423	858,605
Kemper Corp.	37,785	2,644,194
Kingstone Companies, Inc.	3,152	25,500
Kinsale Capital Group, Inc.	11,433	1,123,064
Lincoln National Corp.	119,557	6,322,174
Loews Corp.	157,426	7,567,468
Maiden Holdings Ltd.	33,350	16,008
Markel Corp. (a)	8,094	9,252,090
Marsh & McLennan Companies, Inc.	299,123	29,879,396
MBIA, Inc. (a)(b)	55,465	499,185
Mercury General Corp.	15,906	850,971
MetLife, Inc.	553,561	24,522,752
National General Holdings Corp.	39,009	919,832
National Western Life Group, Inc.	1,407	362,753
NI Holdings, Inc. (a)	3,665	61,572
Old Republic International Corp.	167,645	3,916,187
Palomar Holdings, Inc.	4,765	162,153
Primerica, Inc.	25,524	3,041,695
Principal Financial Group, Inc.	151,915	8,084,916
ProAssurance Corp.	32,017	1,250,904
Progressive Corp.	341,016	25,849,013
Protective Insurance Corp. Class B	3,947	63,941
Prudential Financial, Inc.	237,847	19,049,166
Reinsurance Group of America, Inc.	36,482	5,617,134
RenaissanceRe Holdings Ltd.	25,894	4,675,162
RLI Corp. (b)	22,755	2,083,675
Safety Insurance Group, Inc.	7,782	750,496
Selective Insurance Group, Inc.	35,057	2,791,589
State Auto Financial Corp.	11,157	356,689
Stewart Information Services Corp.	13,793	494,065
The Travelers Companies, Inc.	153,255	22,522,355
Third Point Reinsurance Ltd. (a)	42,892	404,043
Tiptree, Inc.	8,838	61,336
Trupanion, Inc. (a)(b)	16,179	389,752
United Fire Group, Inc.	13,463	607,989
United Insurance Holdings Corp. (b)	13,240	155,173
Universal Insurance Holdings, Inc.	19,350	483,750
Unum Group	123,845	3,146,901
W.R. Berkley Corp.	84,239	6,002,029
Watford Holdings Ltd. (a)	3,153	73,150
White Mountains Insurance Group Ltd.	1,874	1,987,752
Willis Group Holdings PLC	75,909	15,027,705
		465,736,547
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	19,707	295,408
AGNC Investment Corp.	321,796	4,785,107
Annaly Capital Management, Inc.	852,385	7,074,796
Anworth Mortgage Asset Corp.	74,043	229,533
Apollo Commercial Real Estate Finance, Inc.	83,316	1,545,512
Arbor Realty Trust, Inc. (b)	38,950	488,823
Ares Commercial Real Estate Corp.	16,462	246,765
Arlington Asset Investment Corp. (b)	26,669	131,745
Armour Residential REIT, Inc.	31,167	511,762
Blackstone Mortgage Trust, Inc.	77,443	2,695,016
Capstead Mortgage Corp.	54,793	398,345
Cherry Hill Mortgage Investment Corp.	5,201	62,568
Chimera Investment Corp.	105,397	2,009,921
Dynex Capital, Inc.	12,911	182,303
Ellington Financial LLC	20,645	360,668
Ellington Residential Mortgage REIT	4,143	40,560
Exantas Capital Corp.	16,824	188,597
Granite Point Mortgage Trust, Inc.	37,463	685,198
Great Ajax Corp.	11,289	164,594
Hunt Companies Finance Trust, Inc.	15,725	51,421
Invesco Mortgage Capital, Inc.	70,467	1,059,119
KKR Real Estate Finance Trust, Inc.	17,104	323,437
Ladder Capital Corp. Class A	50,252	843,229
MFA Financial, Inc.	264,123	1,893,762
New Residential Investment Corp.	249,164	3,505,737
New York Mortgage Trust, Inc.	132,978	817,815
Orchid Island Capital, Inc.	30,174	163,845
PennyMac Mortgage Investment Trust	52,680	1,146,317
Redwood Trust, Inc.	51,559	855,879
Starwood Property Trust, Inc.	161,583	3,785,890
TPG RE Finance Trust, Inc.	36,112	700,934
Two Harbors Investment Corp.	153,936	1,944,212
Western Asset Mortgage Capital Corp.	28,121	264,337
ZAIS Financial Corp.	19,762	290,106
		39,743,261
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,796	409,806
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	31,482	815,699
Capitol Federal Financial, Inc.	86,905	1,170,610
Dime Community Bancshares, Inc.	17,588	348,770
Entegra Financial Corp. (a)	3,624	108,865
ESSA Bancorp, Inc.	1,146	17,534
Essent Group Ltd.	54,563	2,646,306
Farmer Mac Class C (non-vtg.)	6,081	500,770
First Defiance Financial Corp.	12,236	319,971
Flagstar Bancorp, Inc.	16,860	612,861
FS Bancorp, Inc.	1,311	63,452
Hingham Institution for Savings	909	163,711
Home Bancorp, Inc.	5,841	217,752
HomeStreet, Inc. (a)	17,635	465,035
Impac Mortgage Holdings, Inc. (a)(b)	6,111	39,110
Kearny Financial Corp. (b)	47,915	602,771
LendingTree, Inc. (a)(b)	4,338	1,345,170
Meridian Bancorp, Inc. Maryland	34,318	599,879
Meta Financial Group, Inc.	16,430	507,851
MGIC Investment Corp.	213,688	2,703,153
MMA Capital Management, LLC (a)(b)	3,867	114,463
New York Community Bancorp, Inc.	271,620	3,134,495
NMI Holdings, Inc. (a)	38,965	1,104,268
Northfield Bancorp, Inc.	31,811	493,707
Northwest Bancshares, Inc.	64,726	1,023,318
OceanFirst Financial Corp.	28,907	607,625
Ocwen Financial Corp. (a)	60,463	108,229
Oritani Financial Corp.	22,571	386,641
PDL Community Bancorp (a)	1,326	18,551
Provident Bancorp, Inc. (a)	2,035	51,526
Provident Financial Holdings, Inc.	817	16,495
Provident Financial Services, Inc.	35,069	834,993
Prudential Bancorp, Inc.	4,475	72,406
Radian Group, Inc.	126,291	2,847,862
Randolph Bancorp, Inc. (a)	4,697	70,079
Riverview Bancorp, Inc.	8,321	58,663
Security National Financial Corp. Class A	3,454	17,166
Severn Bancorp, Inc.	4,434	35,250
Southern Missouri Bancorp, Inc.	6,543	218,536
Standard AVB Financial Corp.	2,698	72,846
Sterling Bancorp, Inc.	12,027	112,212
Territorial Bancorp, Inc.	3,530	96,546
TFS Financial Corp. (b)	30,954	542,005
Timberland Bancorp, Inc.	5,793	148,127
Trustco Bank Corp., New York	59,340	455,138
United Community Financial Corp.	24,569	237,091
United Financial Bancorp, Inc. New	31,873	398,413
Walker & Dunlop, Inc.	16,571	925,656
Washington Federal, Inc.	50,208	1,787,405
Waterstone Financial, Inc.	15,805	262,205
Westfield Financial, Inc.	11,385	101,213
WMI Holdings Corp. (a)	18,393	162,042
WSFS Financial Corp. (b)	33,728	1,390,268
		31,154,710

TOTAL FINANCIALS		2,278,158,717

HEALTH CARE - 13.8%
Biotechnology - 2.6%
AbbVie, Inc.	864,958	56,862,339
Abeona Therapeutics, Inc. (a)	21,595	33,256
ACADIA Pharmaceuticals, Inc. (a)(b)	66,200	1,831,092
Acceleron Pharma, Inc. (a)	24,095	1,082,106
Achillion Pharmaceuticals, Inc. (a)	84,153	366,066
Acorda Therapeutics, Inc. (a)	23,578	76,157
Actinium Pharmaceuticals, Inc. (a)(b)	71,997	16,559
Adamas Pharmaceuticals, Inc. (a)(b)	10,223	64,507
ADMA Biologics, Inc. (a)(b)	18,685	83,709
Aduro Biotech, Inc. (a)	27,557	33,895
Advaxis, Inc. (a)	863	295
Adverum Biotechnologies, Inc. (a)	34,036	351,592
Aeglea BioTherapeutics, Inc. (a)	11,685	91,201
Aerpio Pharmaceuticals, Inc. (a)	6,651	4,855
Aevi Genomic Medicine, Inc. (a)	11,108	2,027
Agenus, Inc. (a)(b)	61,294	176,527
AgeX Therapeutics, Inc. (a)(b)	9,235	25,119
Agios Pharmaceuticals, Inc. (a)(b)	30,290	1,149,506
Aimmune Therapeutics, Inc. (a)(b)	21,287	434,042
Akebia Therapeutics, Inc. (a)(b)	61,110	252,384
Albireo Pharma, Inc. (a)	4,886	119,463
Alder Biopharmaceuticals, Inc. (a)(b)	43,447	388,851
Aldeyra Therapeutics, Inc. (a)	15,675	69,127
Alector, Inc. (b)	5,629	92,653
Alexion Pharmaceuticals, Inc. (a)	132,103	13,310,698
Alkermes PLC (a)	90,038	1,888,997
Allakos, Inc. (a)(b)	13,798	1,220,571
Allena Pharmaceuticals, Inc. (a)	2,349	9,795
Allogene Therapeutics, Inc. (b)	11,476	312,491
Alnylam Pharmaceuticals, Inc. (a)	55,479	4,476,601
Alpine Immune Sciences, Inc. (a)	3,221	15,751
Altimmune, Inc. (a)(b)	3,663	7,729
AMAG Pharmaceuticals, Inc. (a)(b)	21,980	240,022
Amgen, Inc.	356,910	74,458,564
Amicus Therapeutics, Inc. (a)	147,782	1,461,564
AnaptysBio, Inc. (a)(b)	13,199	536,539
Anavex Life Sciences Corp. (a)(b)	23,501	62,043
Anika Therapeutics, Inc. (a)	8,189	464,808
Anixa Biosciences, Inc. (a)	6,725	26,698
Apellis Pharmaceuticals, Inc. (a)	23,038	670,406
Applied Genetic Technologies Corp. (a)	3,758	11,875
Aptevo Therapeutics, Inc. (a)	6,846	4,747
Aptinyx, Inc. (a)	4,840	16,359
AquaBounty Technologies, Inc. (a)	366	1,039
Aravive, Inc. (a)	1,675	10,017
Arcus Biosciences, Inc. (a)	4,271	33,357
Ardelyx, Inc. (a)	29,409	99,991
Arena Pharmaceuticals, Inc. (a)	28,653	1,515,457
ArQule, Inc. (a)	59,910	536,794
Arrowhead Pharmaceuticals, Inc. (a)(b)	55,637	1,901,116
Assembly Biosciences, Inc. (a)	11,772	133,141
Atara Biotherapeutics, Inc. (a)(b)	32,369	436,982
Athersys, Inc. (a)(b)	69,668	92,658
aTyr Pharma, Inc.	125	368
Audentes Therapeutics, Inc. (a)	23,145	719,810
AVEO Pharmaceuticals, Inc. (a)	64,274	44,098
Avid Bioservices, Inc. (a)	26,273	181,284
AVROBIO, Inc. (a)	12,478	243,071
Bellicum Pharmaceuticals, Inc. (a)(b)	20,231	23,468
Bio Path Holdings, Inc. (a)	222	2,466
Biocept, Inc. (a)	586	516
BioCryst Pharmaceuticals, Inc. (a)	67,517	201,876
Biogen, Inc. (a)	113,737	24,993,706
Biohaven Pharmaceutical Holding Co. Ltd. (a)	23,642	926,530
BioMarin Pharmaceutical, Inc. (a)	104,182	7,819,901
Biospecifics Technologies Corp. (a)	3,497	192,615
BioTime, Inc. (b)	96,976	90,614
bluebird bio, Inc. (a)(b)	32,392	3,346,418
Blueprint Medicines Corp. (a)	28,935	2,218,446
BrainStorm Cell Therpeutic, Inc. (a)(b)	26,820	99,502
Calithera Biosciences, Inc. (a)	18,200	72,254
Calyxt, Inc. (a)	5,587	34,584
Cancer Genetics, Inc. (a)	2,592	269
Capricor Therapeutics, Inc. (a)(b)	840	1,999
CareDx, Inc. (a)	21,382	487,937
CASI Pharmaceuticals, Inc. (a)(b)	29,073	94,778
Catabasis Pharmaceuticals, Inc. (a)(b)	6,751	41,654
Catalyst Biosciences, Inc. (a)	6,184	39,454
Catalyst Pharmaceutical Partners, Inc. (a)	55,122	339,552
Cel-Sci Corp. (a)(b)	18,212	130,580
Celcuity, Inc. (a)	2,970	53,430
Celgene Corp. (a)	412,365	39,916,932
Celldex Therapeutics, Inc. (a)	7,652	16,222
Cellular Biomedicine Group, Inc. (a)	6,096	75,225
Celsion Corp. (a)(b)	2,844	5,205
ChemoCentryx, Inc. (a)	20,643	137,482
Chimerix, Inc. (a)	25,709	51,932
Cidara Therapeutics, Inc. (a)(b)	3,169	5,324
Cleveland Biolabs, Inc. (a)	473	667
Clovis Oncology, Inc. (a)(b)	30,091	168,811
Co.-Diagnostics, Inc. (a)(b)	2,114	2,262
CohBar, Inc. (a)(b)	23,163	31,502
Coherus BioSciences, Inc. (a)(b)	33,821	750,488
Conatus Pharmaceuticals, Inc. (a)(b)	9,741	3,361
Concert Pharmaceuticals, Inc. (a)	8,902	89,643
Constellation Pharmaceuticals, Inc. (a)	3,343	24,237
ContraFect Corp. (a)	32,193	11,268
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	28,496	147,609
Cortexyme, Inc. (b)	3,404	67,569
Corvus Pharmaceuticals, Inc. (a)	5,336	18,196
Crinetics Pharmaceuticals, Inc. (a)(b)	4,410	69,943
CTI BioPharma Corp. (a)(b)	25,300	18,062
Cue Biopharma, Inc. (a)(b)	8,001	65,528
Curis, Inc. (a)	21,488	41,257
Cyclacel Pharmaceuticals, Inc. (a)	256	99
Cytokinetics, Inc. (a)	35,301	495,979
CytomX Therapeutics, Inc. (a)	27,844	244,470
CytRx Corp. (a)	10,835	3,467
Deciphera Pharmaceuticals, Inc. (a)	8,961	325,105
Denali Therapeutics, Inc. (a)(b)	39,096	703,728
Dicerna Pharmaceuticals, Inc. (a)	29,191	405,755
Dyadic International, Inc. (a)(b)	15,202	92,732
Dynavax Technologies Corp. (a)(b)	76,296	315,865
Eagle Pharmaceuticals, Inc. (a)	6,800	383,452
Edge Therapeutics, Inc. (a)	671	3,697
Editas Medicine, Inc. (a)(b)	25,857	642,029
Eidos Therapeutics, Inc. (a)(b)	4,926	205,956
Eiger Biopharmaceuticals, Inc. (a)	14,348	156,393
Emergent BioSolutions, Inc. (a)	26,592	1,164,730
Enanta Pharmaceuticals, Inc. (a)(b)	9,315	657,173
Enochian Biosciences, Inc. (a)(b)	21,818	102,545
Epizyme, Inc. (a)(b)	43,106	559,085
Esperion Therapeutics, Inc. (a)(b)	15,037	550,956
Evelo Biosciences, Inc. (a)(b)	1,633	8,965
Exact Sciences Corp. (a)	76,143	9,077,768
Exelixis, Inc. (a)	176,809	3,509,659
Fate Therapeutics, Inc. (a)	34,869	569,062
Fibrocell Science, Inc. (a)	691	1,309
FibroGen, Inc. (a)	45,344	2,025,063
Five Prime Therapeutics, Inc. (a)	20,523	111,440
Flexion Therapeutics, Inc. (a)(b)	18,709	246,398
Fortress Biotech, Inc. (a)	21,285	38,526
Forty Seven, Inc. (a)	14,702	111,441
Galectin Therapeutics, Inc. (a)(b)	23,700	78,921
Genocea Biosciences, Inc. (a)	10,908	34,251
Genomic Health, Inc. (a)	11,997	919,690
Geron Corp. (a)(b)	110,334	154,468
Gilead Sciences, Inc.	743,528	47,243,769
Global Blood Therapeutics, Inc. (a)(b)	34,465	1,584,701
GlycoMimetics, Inc. (a)(b)	19,602	65,275
Gossamer Bio, Inc. (b)	10,592	222,008
Gritstone Oncology, Inc. (b)	10,874	110,045
Halozyme Therapeutics, Inc. (a)	74,154	1,225,024
Harpoon Therapeutics, Inc. (b)	6,360	92,093
Heat Biologics, Inc. (a)	7,257	3,701
Hemispherx Biopharma, Inc. (a)	67	121
Heron Therapeutics, Inc. (a)(b)	40,057	741,856
Homology Medicines, Inc. (a)(b)	14,141	267,406
iBio, Inc. (a)	1,076	682
Idera Pharmaceuticals, Inc. (a)	10,466	24,595
Immunic, Inc. (a)	367	6,243
ImmunoGen, Inc. (a)	86,790	236,069
Immunomedics, Inc. (a)(b)	98,874	1,265,587
Incyte Corp. (a)	105,019	8,592,655
Infinity Pharmaceuticals, Inc. (a)	22,075	26,049
Inovio Pharmaceuticals, Inc. (a)(b)	53,667	115,921
Insmed, Inc. (a)	48,276	793,657
Intellia Therapeutics, Inc. (a)(b)	28,371	402,584
Intercept Pharmaceuticals, Inc. (a)(b)	14,258	915,078
Intrexon Corp. (a)(b)	41,265	240,988
Invitae Corp. (a)	50,452	1,223,966
Ionis Pharmaceuticals, Inc. (a)	81,464	5,149,339
Iovance Biotherapeutics, Inc. (a)(b)	71,979	1,512,279
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	92,061	857,088
IsoRay, Inc. (a)(b)	15,207	5,046
Iveric Bio, Inc. (a)	13,426	14,769
Jounce Therapeutics, Inc. (a)	9,598	36,184
Kadmon Holdings, Inc. (a)	80,454	172,172
Kaleido Biosciences, Inc. (a)(b)	7,434	69,582
Kalvista Pharmaceuticals, Inc. (a)	5,924	92,533
Karyopharm Therapeutics, Inc. (a)(b)	33,332	287,988
Kezar Life Sciences, Inc. (a)	2,850	9,633
Kindred Biosciences, Inc. (a)	17,960	133,982
Kiniksa Pharmaceuticals Ltd. (a)	6,068	53,580
Kodiak Sciences, Inc.	7,156	78,716
Krystal Biotech, Inc. (a)	6,303	283,635
Kura Oncology, Inc. (a)	24,197	367,310
La Jolla Pharmaceutical Co. (a)	11,350	108,620
Leap Therapeutics, Inc. (a)(b)	16,077	24,276
Lexicon Pharmaceuticals, Inc. (a)(b)	34,031	44,921
Ligand Pharmaceuticals, Inc. Class B (a)(b)	11,805	1,073,193
Liquidia Technologies, Inc. (a)	5,517	22,399
LogicBio Therapeutics, Inc. (b)	3,468	34,680
Macrogenics, Inc. (a)	24,991	358,371
Madrigal Pharmaceuticals, Inc. (a)(b)	4,769	442,086
Magenta Therapeutics, Inc. (a)(b)	9,804	101,275
MannKind Corp. (a)(b)	110,975	122,073
Marker Therapeutics, Inc. (a)(b)	16,911	87,430
Matinas BioPharma Holdings, Inc. (a)(b)	58,281	40,348
MediciNova, Inc. (a)(b)	24,454	211,772
MEI Pharma, Inc. (a)	16,578	28,348
Menlo Therapeutics, Inc. (a)	3,845	18,917
Merrimack Pharmaceuticals, Inc.	5,941	37,250
Minerva Neurosciences, Inc. (a)	17,338	123,793
Miragen Therapeutics, Inc. (a)	10,527	12,106
Mirati Therapeutics, Inc. (a)(b)	19,114	1,566,775
Molecular Templates, Inc. (a)	8,796	44,244
Moleculin Biotech, Inc. (a)	9,992	11,291
Momenta Pharmaceuticals, Inc. (a)	59,310	749,085
Motus GI Holdings, Inc. (a)(b)	17,511	46,229
Myriad Genetics, Inc. (a)	42,162	992,072
NanoViricides, Inc. (a)	8,696	1,826
NantKwest, Inc. (a)(b)	20,260	26,338
Natera, Inc. (a)	34,116	1,124,122
Neoleukin Therapeutics, Inc. (a)	11,070	36,974
Neon Therapeutics, Inc. (a)	2,638	7,096
Neubase Therapeutics, Inc. (a)(b)	431	2,039
Neuralstem, Inc. (a)(b)	110	188
Neurocrine Biosciences, Inc. (a)	53,180	5,287,156
Neurotrope, Inc. (a)(b)	2,063	10,955
NewLink Genetics Corp. (a)(b)	11,062	17,810
NextCure, Inc.	5,694	197,753
Novavax, Inc. (a)(b)	11,687	69,771
OncoCyte Corp. (a)(b)	16,080	31,838
OncoGenex Pharmaceuticals, Inc. (a)	26	52
OncoSec Medical, Inc. (a)	3,593	7,330
Oncternal Therapeutics, Inc. (a)	780	4,360
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Opko Health, Inc. (a)(b)	224,057	412,265
Oragenics, Inc. (a)	266	106
Organogenesis Holdings, Inc. Class A (a)(b)	9,940	40,953
Organovo Holdings, Inc. (a)	89,931	22,932
OvaScience, Inc. (a)	1,068	6,472
Ovid Therapeutics, Inc. (a)(b)	4,995	8,841
Palatin Technologies, Inc. (a)(b)	103,296	93,080
PDL BioPharma, Inc. (a)	82,508	193,069
Pfenex, Inc. (a)	18,755	137,849
PhaseBio Pharmaceuticals, Inc. (a)	8,488	73,336
Plus Therapeutics, Inc. (a)	6	92
Polarityte, Inc. (a)(b)	10,144	37,634
Portola Pharmaceuticals, Inc. (a)(b)	39,308	1,142,290
Precision BioSciences, Inc. (a)(b)	9,435	80,386
Principia Biopharma, Inc. (b)	5,601	222,360
Progenics Pharmaceuticals, Inc. (a)	56,619	249,124
Protagonist Therapeutics, Inc. (a)	10,599	138,105
Proteon Therapeutics, Inc. (a)	1,470	463
Proteostasis Therapeutics, Inc. (a)(b)	22,109	16,787
Prothena Corp. PLC (a)	25,056	210,721
PTC Therapeutics, Inc. (a)	31,498	1,403,866
Puma Biotechnology, Inc. (a)(b)	17,346	186,470
Ra Pharmaceuticals, Inc. (a)	19,482	529,910
Radius Health, Inc. (a)	25,853	731,640
Recro Pharma, Inc. (a)	10,081	118,553
Regeneron Pharmaceuticals, Inc. (a)	46,318	13,434,536
REGENXBIO, Inc. (a)	17,815	614,439
Regulus Therapeutics, Inc. (a)(b)	1,907	1,191
Repligen Corp. (a)	25,399	2,357,281
Replimune Group, Inc. (a)	5,210	54,080
Retrophin, Inc. (a)(b)	24,416	307,397
Rexahn Pharmaceuticals, Inc. (a)	939	2,047
Rigel Pharmaceuticals, Inc. (a)	99,996	168,993
Rocket Pharmaceuticals, Inc. (a)(b)	18,967	205,792
Rubius Therapeutics, Inc. (a)(b)	8,061	74,806
Sage Therapeutics, Inc. (a)(b)	29,791	5,114,221
Salarius Pharmaceuticals, Inc. (a)(b)	109	929
Salarius Pharmaceuticals, Inc. rights 12/31/19 (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)(b)	67,867	739,750
Sarepta Therapeutics, Inc. (a)(b)	40,428	3,644,584
Savara, Inc. (a)	14,778	33,398
Scholar Rock Holding Corp. (a)(b)	9,223	97,672
Seattle Genetics, Inc. (a)	63,071	4,581,477
Selecta Biosciences, Inc. (a)	18,399	32,750
Sellas Life Sciences Group, Inc. (a)	113	16
Seres Therapeutics, Inc. (a)	30,295	122,089
Sesen Bio, Inc. (a)	40,274	43,899
Sienna Biopharmaceuticals, Inc. (a)	9,517	7,093
Solid Biosciences, Inc. (a)(b)	7,627	61,626
Sophiris Bio, Inc. (a)(b)	15,304	12,012
Sorrento Therapeutics, Inc. (a)(b)	58,288	122,988
Spark Therapeutics, Inc. (a)	19,962	1,944,498
Spectrum Pharmaceuticals, Inc. (a)	63,149	463,514
Spring Bank Pharmaceuticals, Inc. (a)	5,964	21,948
Stemline Therapeutics, Inc. (a)	22,386	266,617
Sunesis Pharmaceuticals, Inc. (a)(b)	34,375	28,476
Surface Oncology, Inc. (a)	2,697	5,556
Syndax Pharmaceuticals, Inc. (a)	12,267	103,165
Synlogic, Inc. (a)	8,844	24,675
Synthetic Biologics, Inc. (a)(b)	646	304
Synthorx, Inc.	9,243	165,542
Syros Pharmaceuticals, Inc. (a)	21,174	232,279
T2 Biosystems, Inc. (a)(b)	21,209	28,208
TCR2 Therapeutics, Inc. (b)	5,919	99,794
Tenax Therapeutics, Inc. (a)	18	22
TG Therapeutics, Inc. (a)(b)	40,830	253,554
The Medicines Company (a)(b)	39,723	1,666,777
Tocagen, Inc. (a)	12,235	39,764
TONIX Pharmaceuticals Holding (a)	46	20
TRACON Pharmaceuticals, Inc. (a)	1,096	603
Translate Bio, Inc. (a)(b)	17,051	154,823
TransMedics Group, Inc. (b)	4,696	112,469
Trevena, Inc. (a)(b)	48,088	39,432
Trovagene, Inc. (a)(b)	126	236
Twist Bioscience Corp.	13,150	381,745
Tyme, Inc. (a)(b)	22,176	25,946
Ultragenyx Pharmaceutical, Inc. (a)	32,253	1,756,821
United Therapeutics Corp. (a)	26,017	2,147,964
UNITY Biotechnology, Inc. (a)(b)	4,256	25,962
Unum Therapeutics, Inc. (a)	4,344	8,340
Vanda Pharmaceuticals, Inc. (a)	30,739	433,113
Vaxart, Inc. (a)	1,117	793
VBI Vaccines, Inc. (a)	47,982	29,154
Veracyte, Inc. (a)	20,313	538,295
Verastem, Inc. (a)(b)	37,501	47,251
Vericel Corp. (a)	25,197	416,758
Vertex Pharmaceuticals, Inc. (a)	150,429	27,080,229
Vical, Inc. (a)	1,750	1,190
Viking Therapeutics, Inc. (a)(b)	29,863	207,548
VistaGen Therapeutics, Inc. (a)(b)	5,963	4,127
Voyager Therapeutics, Inc. (a)	15,483	276,681
X4 Pharmaceuticals, Inc. (a)	5,860	74,715
Xbiotech, Inc. (a)	12,203	101,895
Xencor, Inc. (a)(b)	28,015	1,044,399
XOMA Corp. (a)	3,430	60,334
Y-mAbs Therapeutics, Inc.	3,422	90,923
Yield10 Bioscience, Inc. (a)	185	145
Zafgen, Inc. (a)	17,846	14,723
ZIOPHARM Oncology, Inc. (a)(b)	85,410	426,196
		441,975,519
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,031,815	88,034,456
Abiomed, Inc. (a)	26,166	5,051,870
Accuray, Inc. (a)	53,852	144,323
Akers Biosciences, Inc. (a)(b)	4,975	2,182
Align Technology, Inc. (a)	42,791	7,835,460
Alphatec Holdings, Inc. (a)(b)	22,390	117,100
Angiodynamics, Inc. (a)	22,772	418,322
Antares Pharma, Inc. (a)	83,458	270,404
Apollo Endosurgery, Inc. (a)	27	96
Atossa Genetics, Inc. (a)(b)	9,260	18,427
Atricure, Inc. (a)	20,483	561,029
Atrion Corp.	898	697,881
Avanos Medical, Inc. (a)(b)	27,494	912,251
Avedro, Inc.	5,091	119,231
Avinger, Inc. (a)	20	22
AxoGen, Inc. (a)	20,343	322,437
Axonics Modulation Technologies, Inc. (a)(b)	6,391	212,629
Baxter International, Inc.	277,128	24,373,408
Becton, Dickinson & Co.	157,531	40,000,272
Bellerophon Therapeutics, Inc. (a)(b)	9,861	5,645
BioLase Technology, Inc. (a)	1,662	1,654
BioLife Solutions, Inc. (a)(b)	6,368	131,754
BioSig Technologies, Inc. (a)(b)	4,584	32,409
Boston Scientific Corp. (a)	810,927	34,650,911
Bovie Medical Corp. (a)	15,493	110,155
Cantel Medical Corp. (b)	21,131	1,942,573
Cardiovascular Systems, Inc. (a)	20,548	995,140
Cerus Corp. (a)	79,922	429,181
Cesca Therapeutics, Inc. (a)	22	71
Chembio Diagnostics, Inc. (a)	15,205	76,785
ConforMis, Inc. (a)(b)	37,411	80,060
CONMED Corp.	15,139	1,525,557
Corindus Vascular Robotics, Inc. (a)	63,365	269,301
Cryolife, Inc. (a)	21,283	570,384
CryoPort, Inc. (a)(b)	20,037	436,005
Cutera, Inc. (a)	10,064	290,548
CytoSorbents Corp. (a)(b)	13,357	59,572
Danaher Corp.	368,430	52,350,219
Dare Bioscience, Inc. (a)	4,599	3,581
Dentsply Sirona, Inc.	138,992	7,248,433
DexCom, Inc. (a)	53,579	9,194,692
Edwards Lifesciences Corp. (a)	122,213	27,111,732
Ekso Bionics Holdings, Inc. (a)(b)	30,208	19,886
electroCore, Inc. (a)(b)	3,770	7,201
Endologix, Inc. (a)(b)	10,691	57,304
ENDRA Life Sciences, Inc. (a)(b)	891	1,533
Fonar Corp. (a)	2,227	53,671
Genmark Diagnostics, Inc. (a)	32,387	193,998
Glaukos Corp. (a)(b)	19,801	1,273,402
Globus Medical, Inc. (a)	44,875	2,291,766
Haemonetics Corp. (a)	30,133	4,023,659
Helius Medical Technologies, Inc. (U.S.) (a)(b)	7,090	13,967
Heska Corp. (a)	4,337	304,414
Hill-Rom Holdings, Inc.	39,926	4,299,232
Hologic, Inc. (a)	156,690	7,735,785
ICU Medical, Inc. (a)	9,420	1,523,685
IDEXX Laboratories, Inc. (a)	50,427	14,610,719
Inogen, Inc. (a)	10,428	483,546
Inspire Medical Systems, Inc. (a)	7,072	491,575
Insulet Corp. (a)(b)	34,879	5,377,295
Integer Holdings Corp. (a)	17,655	1,278,222
Integra LifeSciences Holdings Corp. (a)	41,236	2,474,985
IntriCon Corp. (a)(b)	4,008	69,739
Intuitive Surgical, Inc. (a)	67,307	34,416,761
Invacare Corp.	20,254	98,029
InVivo Therapeutics Holdings Corp. (a)	493	301
IRadimed Corp. (a)(b)	2,726	52,285
iRhythm Technologies, Inc. (a)(b)	12,708	967,333
Iridex Corp. (a)	12,017	30,043
Kewaunee Scientific Corp.	367	5,907
Lantheus Holdings, Inc. (a)	23,293	506,856
LeMaitre Vascular, Inc.	10,349	327,649
LivaNova PLC (a)	28,082	2,180,006
Masimo Corp. (a)	29,111	4,461,261
Medtronic PLC	785,178	84,712,854
Meridian Bioscience, Inc.	25,718	237,377
Merit Medical Systems, Inc. (a)	32,384	1,126,316
Mesa Laboratories, Inc. (b)	2,189	484,272
Microbot Medical, Inc. (a)	1,912	10,267
Misonix, Inc. (a)	4,937	96,666
Myomo, Inc. (a)(b)	2,947	2,313
Natus Medical, Inc. (a)	20,416	565,115
Neogen Corp. (a)	29,884	2,107,420
Nevro Corp. (a)	17,438	1,460,084
NuVasive, Inc. (a)	30,380	1,929,738
Nuvectra Corp. (a)	10,868	21,193
OraSure Technologies, Inc. (a)	40,588	267,881
Orthofix International NV (a)	11,025	560,511
OrthoPediatrics Corp. (a)	4,439	142,891
Penumbra, Inc. (a)(b)	18,554	2,700,535
Predictive Oncology, Inc. (a)(b)	5,144	2,830
Pro-Dex, Inc. (a)	1,899	27,232
Pulse Biosciences, Inc. (a)(b)	5,961	71,472
Quanterix Corp. (a)	6,292	165,668
Quidel Corp. (a)(b)	20,885	1,316,799
ResMed, Inc.	84,306	11,743,826
Retractable Technologies, Inc. (a)	1,399	1,118
Rockwell Medical Technologies, Inc. (a)(b)	31,037	79,455
RTI Biologics, Inc. (a)	36,622	116,458
Seaspine Holdings Corp. (a)	6,942	76,293
Second Sight Medical Products, Inc. (a)(b)	12,498	9,747
Senseonics Holdings, Inc. (a)(b)	62,720	63,974
Shockwave Medical, Inc. (a)(b)	4,000	167,400
SI-BONE, Inc.	5,092	98,988
Sientra, Inc. (a)	30,272	206,758
Silk Road Medical, Inc.	4,465	192,397
Sintx Technologies, Inc. (a)	52	78
Soliton, Inc. (b)	4,469	53,449
Staar Surgical Co. (a)(b)	16,055	483,416
STERIS PLC	49,408	7,628,595
STRATA Skin Sciences, Inc. (a)	214	407
Stryker Corp.	180,896	39,916,511
SurModics, Inc. (a)	7,871	370,409
Tactile Systems Technology, Inc. (a)(b)	10,002	504,501
Tandem Diabetes Care, Inc. (a)	33,177	2,403,010
Teleflex, Inc.	27,238	9,912,453
The Cooper Companies, Inc.	29,089	9,010,318
TransEnterix, Inc. (a)(b)	110,807	101,466
Utah Medical Products, Inc.	2,520	247,766
Vapotherm, Inc.	12,210	141,636
Varex Imaging Corp. (a)(b)	22,979	605,497
Varian Medical Systems, Inc. (a)	52,937	5,607,616
Vermillion, Inc. (a)(b)	3,319	1,689
ViewRay, Inc. (a)(b)	36,987	145,729
Viveve Medical, Inc. (a)(b)	12,123	1,255
VolitionRx Ltd. (a)(b)	26,421	95,380
West Pharmaceutical Services, Inc.	43,157	6,277,617
Wright Medical Group NV (a)(b)	66,885	1,394,552
Zimmer Biomet Holdings, Inc.	120,126	16,721,539
Zosano Pharma Corp. (a)(b)	5,952	12,737
Zynex, Inc. (b)	10,543	94,254
		608,737,905
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	4,443	2,666
Acadia Healthcare Co., Inc. (a)(b)	52,030	1,376,714
Addus HomeCare Corp. (a)	6,086	535,446
Amedisys, Inc. (a)	16,744	2,155,120
American Renal Associates Holdings, Inc. (a)	10,006	62,037
AmerisourceBergen Corp.	91,376	7,517,504
AMN Healthcare Services, Inc. (a)(b)	27,242	1,590,933
Anthem, Inc.	150,141	39,264,874
Apollo Medical Holdings, Inc. (a)	14,992	293,543
BioScrip, Inc. (a)	72,682	254,387
BioTelemetry, Inc. (a)	19,367	767,902
Brookdale Senior Living, Inc. (a)	114,957	940,348
Caladrius Biosciences, Inc. (a)	2,540	5,893
Capital Senior Living Corp. (a)	14,327	66,047
Cardinal Health, Inc.	176,873	7,628,532
Catasys, Inc. (a)(b)	4,509	63,306
Centene Corp. (a)	242,787	11,318,730
Chemed Corp.	9,232	3,964,498
Cigna Corp.	221,374	34,084,955
Community Health Systems, Inc. (a)(b)	69,243	172,415
Corvel Corp. (a)	5,960	502,011
Covetrus, Inc. (a)	55,083	732,053
Cross Country Healthcare, Inc. (a)	19,922	204,201
CVS Health Corp.	759,074	46,242,788
DaVita HealthCare Partners, Inc. (a)	61,824	3,485,019
Diplomat Pharmacy, Inc. (a)	33,567	195,024
Encompass Health Corp.	57,306	3,483,632
Enzo Biochem, Inc. (a)	27,516	89,427
Five Star Sr Living, Inc. (a)	18,690	9,121
Fulgent Genetics, Inc. (a)	4,104	46,827
G1 Therapeutics, Inc. (a)(b)	15,342	556,915
Genesis HealthCare, Inc. Class A (a)(b)	19,418	20,971
Guardant Health, Inc.	22,215	1,944,479
Hanger, Inc. (a)	22,986	433,976
HCA Holdings, Inc.	156,677	18,832,575
HealthEquity, Inc. (a)(b)	40,715	2,416,842
Henry Schein, Inc. (a)(b)	86,884	5,353,792
Humana, Inc.	79,181	22,424,851
Interpace Diagnostics Group, Inc. (a)(b)	20,877	15,449
Laboratory Corp. of America Holdings (a)	57,833	9,690,497
LHC Group, Inc. (a)	16,860	1,997,910
Magellan Health Services, Inc. (a)	14,445	910,179
McKesson Corp.	111,289	15,387,930
MEDNAX, Inc. (a)	54,867	1,156,596
Molina Healthcare, Inc. (a)	36,431	4,746,231
National Healthcare Corp.	5,377	434,462
National Research Corp. Class A	7,385	472,862
Neuronetics, Inc. (a)	3,569	38,081
OptiNose, Inc. (a)(b)	10,132	77,611
Owens & Minor, Inc.	42,999	218,435
Patterson Companies, Inc. (b)	49,165	822,039
PetIQ, Inc. Class A (a)(b)	9,869	312,453
Precipio, Inc. (a)(b)	4,148	10,577
Premier, Inc. (a)(b)	30,816	1,086,572
Providence Service Corp. (a)	7,027	394,988
Psychemedics Corp.	726	5,692
Quest Diagnostics, Inc.	79,551	8,143,636
Quorum Health Corp. (a)(b)	16,437	16,601
R1 RCM, Inc. (a)	59,088	688,966
RadNet, Inc. (a)	26,958	374,986
Select Medical Holdings Corp. (a)	67,793	1,099,602
Sharps Compliance Corp. (a)	3,382	13,021
Surgery Partners, Inc. (a)(b)	11,609	74,762
Tenet Healthcare Corp. (a)	48,617	1,052,558
The Ensign Group, Inc.	29,200	1,457,080
The Joint Corp. (a)	6,195	103,952
Tivity Health, Inc. (a)	30,444	555,907
Triple-S Management Corp.	13,589	278,846
U.S. Physical Therapy, Inc.	7,562	1,009,678
UnitedHealth Group, Inc.	555,957	130,093,938
Universal Health Services, Inc. Class B	48,246	6,975,407
Wellcare Health Plans, Inc. (a)	29,588	8,010,655
		416,768,513
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	104,760	951,221
Castlight Health, Inc. Class B (a)	40,384	56,941
Cerner Corp.	190,658	13,138,243
Computer Programs & Systems, Inc. (b)	7,387	156,235
Evolent Health, Inc. (a)	43,000	295,410
HealthStream, Inc. (a)	14,260	360,350
HMS Holdings Corp. (a)	51,981	1,898,866
HTG Molecular Diagnostics (a)(b)	17,038	15,845
iCAD, Inc. (a)	10,734	64,404
Inovalon Holdings, Inc. Class A (a)(b)	43,752	740,284
Medidata Solutions, Inc. (a)	36,780	3,368,312
NantHealth, Inc. (a)(b)	15,122	7,325
Nextgen Healthcare, Inc. (a)	28,301	402,157
Omnicell, Inc. (a)	24,687	1,772,527
OptimizeRx Corp. (a)	6,954	114,115
Simulations Plus, Inc.	6,572	237,315
Tabula Rasa HealthCare, Inc. (a)(b)	10,092	573,226
Teladoc Health, Inc. (a)(b)	42,160	2,440,221
Valeritas Holdings, Inc. (a)(b)	1,848	3,382
Veeva Systems, Inc. Class A (a)	75,231	12,065,548
Vocera Communications, Inc. (a)(b)	17,529	402,291
		39,064,218
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	15,711	295,210
Agilent Technologies, Inc.	185,357	13,180,736
Avantor, Inc.	128,619	2,250,833
Bio-Rad Laboratories, Inc. Class A (a)	11,923	4,026,516
Bio-Techne Corp.	22,471	4,304,769
Bruker Corp.	57,602	2,486,678
Cambrex Corp. (a)	19,700	1,180,621
Champions Oncology, Inc. (a)	2,575	13,905
Charles River Laboratories International, Inc. (a)	28,586	3,750,483
ChromaDex, Inc. (a)(b)	15,086	58,986
Codexis, Inc. (a)	28,873	405,088
Fluidigm Corp. (a)	30,774	171,719
Harvard Bioscience, Inc. (a)	14,173	35,149
Illumina, Inc. (a)	85,843	24,151,070
IQVIA Holdings, Inc. (a)	92,511	14,353,082
Luminex Corp.	24,044	492,902
Medpace Holdings, Inc. (a)	14,790	1,196,659
Mettler-Toledo International, Inc. (a)	14,551	9,556,951
Nanostring Technologies, Inc. (a)	18,908	481,776
NeoGenomics, Inc. (a)	59,875	1,495,678
Pacific Biosciences of California, Inc. (a)	80,220	445,221
PerkinElmer, Inc.	65,428	5,410,896
PRA Health Sciences, Inc. (a)	33,730	3,333,873
Syneos Health, Inc. (a)(b)	35,311	1,854,887
Thermo Fisher Scientific, Inc.	234,014	67,176,059
Waters Corp. (a)	40,737	8,631,763
		170,741,510
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	40,965	95,448
Acer Therapeutics, Inc. (a)(b)	2,490	6,723
Aclaris Therapeutics, Inc. (a)	26,539	26,804
Adamis Pharmaceuticals Corp. (a)(b)	25,539	23,981
Adial Pharmaceuticals, Inc. (a)(b)	4,828	7,966
Aerie Pharmaceuticals, Inc. (a)(b)	22,881	495,602
Agile Therapeutics, Inc. (a)	23,210	25,531
Akcea Therapeutics, Inc. (a)(b)	9,259	194,995
Akorn, Inc. (a)	54,372	157,135
Alimera Sciences, Inc. (a)	5,878	2,498
Allergan PLC	180,186	28,779,308
Amneal Pharmaceuticals, Inc. (a)	46,544	118,687
Amphastar Pharmaceuticals, Inc. (a)	20,235	454,478
Ampio Pharmaceuticals, Inc. (a)(b)	54,080	26,899
ANI Pharmaceuticals, Inc. (a)	5,183	339,487
Aquestive Therapeutics, Inc. (a)(b)	1,998	7,592
Arvinas Holding Co. LLC (a)	5,028	130,778
Assertio Therapeutics, Inc. (a)	36,592	52,692
Athenex, Inc. (a)(b)	33,642	495,547
Axsome Therapeutics, Inc. (a)	11,915	303,237
Biodelivery Sciences International, Inc. (a)	38,383	164,663
BioXcel Therapeutics, Inc. (a)	1,795	17,609
Bristol-Myers Squibb Co.	957,154	46,010,393
Cara Therapeutics, Inc. (a)(b)	23,066	540,667
Cassava Sciences, Inc. (a)	1,315	1,473
Catalent, Inc. (a)(b)	86,036	4,537,539
Cerecor, Inc. (a)	9,158	29,672
Checkpoint Therapeutics, Inc. (a)	13,378	41,873
Chiasma, Inc. (a)	24,100	124,838
Clearside Biomedical, Inc. (a)	15,782	9,548
Collegium Pharmaceutical, Inc. (a)	18,435	213,477
ContraVir Pharmaceuticals, Inc. (a)	71	174
Corcept Therapeutics, Inc. (a)(b)	61,305	773,056
CorMedix, Inc. (a)(b)	12,460	95,693
Corteva, Inc.	439,070	12,873,532
Cumberland Pharmaceuticals, Inc. (a)	1,908	9,750
Cyclerion Therapeutics, Inc. (a)	9,206	87,549
CymaBay Therapeutics, Inc. (a)	42,114	249,315
Dermira, Inc. (a)	25,941	207,787
Dova Pharmaceuticals, Inc. (a)	6,423	96,281
Durect Corp. (a)	114,238	189,635
Elanco Animal Health, Inc.	217,571	5,661,197
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	505,907	57,152,314
Eloxx Pharmaceuticals, Inc. (a)	12,793	79,317
Endo International PLC (a)	115,480	273,688
Evofem Biosciences, Inc. (a)	14,728	77,469
Evolus, Inc. (a)(b)	5,358	92,372
Eyenovia, Inc. (a)(b)	6,270	20,127
Eyepoint Pharmaceuticals, Inc. (a)	28,857	43,286
Gemphire Therapeutics, Inc. (a)	3,593	1,904
Harrow Health, Inc. (a)	11,208	59,963
Hookipa Pharma, Inc.	8,872	74,880
Horizon Pharma PLC (a)	108,173	2,988,820
Innoviva, Inc. (a)	39,324	455,765
Intersect ENT, Inc. (a)	18,129	296,953
Intra-Cellular Therapies, Inc. (a)(b)	30,901	264,513
Jazz Pharmaceuticals PLC (a)	33,235	4,259,065
Johnson & Johnson	1,554,995	199,599,158
Kala Pharmaceuticals, Inc. (a)	13,333	54,799
KemPharm, Inc. (a)(b)	11,403	10,697
Lannett Co., Inc. (a)(b)	20,453	210,666
Lipocine, Inc. (a)(b)	5,503	16,179
Mallinckrodt PLC (a)(b)	49,039	127,011
Marinus Pharmaceuticals, Inc. (a)(b)	33,031	37,986
Melinta Therapeutics, Inc. (a)	4,595	10,339
Merck & Co., Inc.	1,507,576	130,360,097
Mersana Therapeutics, Inc. (a)	20,864	51,325
Mustang Bio, Inc. (a)	19,422	76,523
Mylan NV (a)	299,883	5,838,722
MyoKardia, Inc. (a)	22,930	1,232,946
Nektar Therapeutics (a)(b)	101,946	1,791,191
Neos Therapeutics, Inc. (a)(b)	23,343	44,585
NGM Biopharmaceuticals, Inc. (b)	7,651	135,652
Novan, Inc. (a)(b)	16,702	35,909
Novus Therapeutics, Inc. (a)	1,220	860
Ocular Therapeutix, Inc. (a)(b)	22,120	94,895
Odonate Therapeutics, Inc. (a)	8,238	253,813
Omeros Corp. (a)(b)	27,996	517,646
Onconova Therapeutics, Inc. (a)	2,400	5,760
Otonomy, Inc. (a)	10,207	23,068
Pacira Biosciences, Inc. (a)	23,447	873,166
Paratek Pharmaceuticals, Inc. (a)(b)	13,427	50,217
Perrigo Co. PLC	73,840	3,454,235
Pfizer, Inc.	3,250,789	115,565,549
Phibro Animal Health Corp. Class A	12,934	267,087
Plx Pharma PLC/New (a)	77	440
Prestige Brands Holdings, Inc. (a)	29,429	938,197
Provention Bio, Inc. (a)(b)	10,719	99,044
Reata Pharmaceuticals, Inc. (a)(b)	9,017	695,211
resTORbio, Inc. (a)(b)	6,585	63,348
Revance Therapeutics, Inc. (a)(b)	24,678	261,587
Rhythm Pharmaceuticals, Inc. (a)(b)	12,193	274,586
scPharmaceuticals, Inc. (a)(b)	1,513	9,956
SCYNEXIS, Inc. (a)(b)	33,173	36,490
Seelos Therapeutics, Inc.	12,329	16,583
SIGA Technologies, Inc. (a)	28,512	143,130
Spero Therapeutics, Inc. (a)	4,768	47,442
Supernus Pharmaceuticals, Inc. (a)(b)	30,601	827,145
Sutro Biopharma, Inc. (a)	7,227	58,322
Teligent, Inc. (a)(b)	37,460	35,400
Tetraphase Pharmaceuticals, Inc. (a)	23,559	6,125
TherapeuticsMD, Inc. (a)(b)	122,593	354,294
Theravance Biopharma, Inc. (a)	26,568	585,293
Titan Pharmaceuticals, Inc. (a)	501	209
Trevi Therapeutics, Inc.	6,693	33,197
Tricida, Inc. (a)(b)	14,696	512,743
Turning Point Therapeutics, Inc.	6,883	375,330
Urovant Sciences Ltd. (a)(b)	5,287	46,631
Verrica Pharmaceuticals, Inc. (a)	2,219	21,990
VIVUS, Inc. (a)(b)	5,592	22,648
WAVE Life Sciences (a)(b)	10,729	246,767
Xeris Pharmaceuticals, Inc. (a)(b)	13,823	160,209
Zoetis, Inc. Class A	280,760	35,493,679
Zogenix, Inc. (a)	25,176	1,074,763
Zynerba Pharmaceuticals, Inc. (a)(b)	11,540	123,363
		673,125,748

TOTAL HEALTH CARE		2,350,413,413

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
AAR Corp.	19,930	856,193
Aerojet Rocketdyne Holdings, Inc. (a)	42,657	2,227,975
AeroVironment, Inc. (a)	12,696	654,225
Arconic, Inc.	233,359	6,029,997
Arotech Corp. (a)	8,576	20,325
Astronics Corp. (a)	15,322	421,508
Astrotech Corp. (a)(b)	464	1,044
Axon Enterprise, Inc. (a)(b)	35,876	2,151,484
BWX Technologies, Inc. (b)	55,606	3,291,875
CPI Aerostructures, Inc. (a)	11,407	92,283
Cubic Corp. (b)	16,757	1,160,757
Curtiss-Wright Corp.	25,593	3,138,726
Ducommun, Inc. (a)	6,552	269,811
General Dynamics Corp.	159,109	30,432,778
Harris Corp.	129,275	27,330,028
HEICO Corp.	32,288	4,671,105
HEICO Corp. Class A	31,828	3,512,538
Hexcel Corp.	49,718	4,183,770
Huntington Ingalls Industries, Inc.	24,394	5,098,346
Innovative Solutions & Support, Inc. (a)	5,832	28,635
Kratos Defense & Security Solutions, Inc. (a)	52,279	1,044,012
Lockheed Martin Corp.	143,786	55,229,640
Mercury Systems, Inc. (a)	32,339	2,769,189
Moog, Inc. Class A	19,071	1,549,519
National Presto Industries, Inc. (b)	2,914	249,759
Northrop Grumman Corp.	99,230	36,503,740
Park Aerospace Corp.	10,524	177,856
Parsons Corp.	11,827	402,355
Raytheon Co.	162,696	30,150,823
SIFCO Industries, Inc. (a)	238	655
Spirit AeroSystems Holdings, Inc. Class A	61,038	4,919,663
Teledyne Technologies, Inc. (a)	20,809	6,421,449
Textron, Inc.	137,163	6,172,335
The Boeing Co.	306,251	111,502,927
TransDigm Group, Inc.	28,740	15,471,317
Triumph Group, Inc. (b)	28,668	595,721
United Technologies Corp.	474,573	61,808,388
Vectrus, Inc. (a)	6,735	272,498
Wesco Aircraft Holdings, Inc. (a)	42,171	463,881
		431,279,130
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)(b)	35,187	710,777
Atlas Air Worldwide Holdings, Inc. (a)	15,195	392,791
C.H. Robinson Worldwide, Inc. (b)	79,201	6,691,692
Echo Global Logistics, Inc. (a)	18,551	371,762
Expeditors International of Washington, Inc.	98,961	7,036,127
FedEx Corp.	139,340	22,100,717
Forward Air Corp.	17,216	1,072,557
Hub Group, Inc. Class A (a)	20,926	901,074
Radiant Logistics, Inc.	21,011	102,534
United Parcel Service, Inc. Class B	408,122	48,427,757
XPO Logistics, Inc. (a)(b)	54,342	3,850,674
		91,658,462
Airlines - 0.4%
Alaska Air Group, Inc.	73,067	4,363,561
Allegiant Travel Co.	7,414	1,052,714
American Airlines Group, Inc.	230,365	6,060,903
Delta Air Lines, Inc.	347,392	20,100,101
Hawaiian Holdings, Inc. (b)	28,327	691,462
JetBlue Airways Corp. (a)	176,370	3,054,728
Mesa Air Group, Inc.	8,079	52,190
SkyWest, Inc.	30,718	1,758,913
Southwest Airlines Co.	286,041	14,965,665
Spirit Airlines, Inc. (a)(b)	39,162	1,470,141
United Continental Holdings, Inc. (a)	129,178	10,890,997
		64,461,375
Building Products - 0.4%
A.O. Smith Corp. (b)	84,197	3,916,844
AAON, Inc.	23,582	1,131,229
Advanced Drain Systems, Inc. Del	24,308	763,028
Allegion PLC	55,130	5,307,365
American Woodmark Corp. (a)	9,027	743,554
Apogee Enterprises, Inc.	15,449	570,532
Armstrong World Industries, Inc.	28,123	2,684,903
Builders FirstSource, Inc. (a)	66,666	1,296,654
Continental Building Products, Inc. (a)	20,906	525,577
COVIA Corp. (a)	18,459	27,689
CSW Industrials, Inc.	8,743	596,360
Fortune Brands Home & Security, Inc.	78,039	3,984,671
GCP Applied Technologies, Inc. (a)	42,045	737,890
Gibraltar Industries, Inc. (a)	18,376	740,002
GMS, Inc. (a)	20,406	601,161
Griffon Corp.	21,956	383,132
Insteel Industries, Inc.	10,113	189,113
Jeld-Wen Holding, Inc. (a)	39,582	683,185
Johnson Controls International PLC	467,120	19,941,353
Lennox International, Inc.	20,677	5,247,409
Masco Corp.	171,451	6,983,199
Masonite International Corp. (a)(b)	15,428	823,701
NCI Building Systems, Inc. (a)	22,173	103,991
Owens Corning	63,330	3,632,609
Patrick Industries, Inc. (a)	13,491	487,565
PGT, Inc. (a)	32,447	519,152
Quanex Building Products Corp.	22,486	387,209
Resideo Technologies, Inc. (a)	74,304	1,023,909
Simpson Manufacturing Co. Ltd.	23,701	1,521,604
Tecogen, Inc. New (a)	606	1,691
Trex Co., Inc. (a)	34,929	2,987,477
Universal Forest Products, Inc.	35,218	1,377,024
		69,920,782
Commercial Services & Supplies - 0.6%
ABM Industries, Inc. (b)	39,348	1,466,106
ACCO Brands Corp.	62,578	580,098
Acme United Corp. (b)	1,197	24,287
ADS Waste Holdings, Inc. (a)	41,030	1,330,193
Aqua Metals, Inc. (a)(b)	41,384	82,768
ARC Document Solutions, Inc. (a)	17,994	25,012
Brady Corp. Class A	28,780	1,358,704
BrightView Holdings, Inc. (a)	14,471	265,253
Casella Waste Systems, Inc. Class A (a)	25,678	1,168,349
CECO Environmental Corp. (a)	19,232	133,662
Charah Solutions, Inc. (a)	3,370	9,571
Cintas Corp.	49,852	13,150,958
Clean Harbors, Inc. (a)	29,096	2,140,011
Copart, Inc. (a)	117,983	8,894,738
Covanta Holding Corp.	73,973	1,272,336
Deluxe Corp.	25,925	1,194,624
Document Security Systems, Inc. (a)	1,321	551
Ennis, Inc.	15,627	314,259
Evoqua Water Technologies Corp. (a)	34,640	535,534
Fuel Tech, Inc. (a)	13,844	12,044
Healthcare Services Group, Inc. (b)	43,186	973,844
Heritage-Crystal Clean, Inc. (a)	7,808	191,296
Herman Miller, Inc.	34,125	1,442,805
HNI Corp.	25,672	800,710
Hudson Technologies, Inc. (a)(b)	20,303	10,233
Industrial Services of America, Inc. (a)	432	497
Interface, Inc.	37,655	416,088
KAR Auction Services, Inc. (b)	75,907	2,016,090
Kimball International, Inc. Class B	22,768	399,578
Knoll, Inc.	29,110	671,277
LSC Communications, Inc.	20,101	26,131
Matthews International Corp. Class A	19,214	563,162
McGrath RentCorp.	13,891	889,441
Mobile Mini, Inc.	25,938	810,822
MSA Safety, Inc.	21,161	2,235,236
NL Industries, Inc. (a)	2,503	9,236
NRC Group Holdings Corp. (a)	10,735	126,029
Odyssey Marine Exploration, Inc. (a)(b)	5,163	23,750
Performant Financial Corp. (a)	8,274	9,846
Perma-Fix Environmental Services, Inc. (a)	1,849	7,396
PICO Holdings, Inc. (a)	10,797	103,975
Pitney Bowes, Inc. (b)	105,179	374,437
Quad/Graphics, Inc.	19,377	174,199
Quest Resource Holding Corp. (a)	794	2,104
R.R. Donnelley & Sons Co.	39,800	96,316
Republic Services, Inc.	126,239	11,266,831
Rollins, Inc.	84,796	2,782,157
SP Plus Corp. (a)	13,736	474,029
Steelcase, Inc. Class A	51,580	801,037
Stericycle, Inc. (a)(b)	50,805	2,280,636
Team, Inc. (a)(b)	18,842	310,516
Tetra Tech, Inc.	31,993	2,595,272
The Brink's Co.	29,487	2,218,897
U.S. Ecology, Inc.	12,602	763,303
UniFirst Corp.	8,904	1,744,383
Viad Corp.	12,056	779,179
Virco Manufacturing Co.	715	3,110
VSE Corp.	5,188	165,186
Waste Management, Inc.	228,349	27,253,453
		99,771,545
Construction & Engineering - 0.2%
AECOM (a)	90,341	3,205,299
Aegion Corp. (a)	19,413	383,213
Ameresco, Inc. Class A (a)	10,183	146,635
Arcosa, Inc.	29,136	946,629
Argan, Inc.	8,472	349,978
Comfort Systems U.S.A., Inc.	20,942	809,618
Construction Partners, Inc. Class A (a)	10,349	170,655
Dycom Industries, Inc. (a)	18,351	816,620
EMCOR Group, Inc.	31,911	2,790,298
Fluor Corp.	77,245	1,364,919
Goldfield Corp.	10,975	26,340
Granite Construction, Inc.	27,370	778,403
Great Lakes Dredge & Dock Corp. (a)	35,858	388,701
HC2 Holdings, Inc. (a)(b)	18,554	37,108
Ies Holdings, Inc. (a)	4,352	82,122
Jacobs Engineering Group, Inc.	67,329	5,982,855
Keane Group, Inc. (a)	24,932	132,140
Limbach Holdings, Inc. (a)	3,861	18,687
MasTec, Inc. (a)	35,763	2,248,420
MYR Group, Inc. (a)	11,247	322,451
Northwest Pipe Co. (a)	5,290	121,670
NV5 Holdings, Inc. (a)	5,614	346,552
Orion Group Holdings, Inc. (a)	10,693	44,269
Primoris Services Corp.	24,443	477,616
Quanta Services, Inc.	84,279	2,857,058
Sterling Construction Co., Inc. (a)	15,458	172,975
Tutor Perini Corp. (a)(b)	23,944	239,201
Valmont Industries, Inc.	12,548	1,700,254
Williams Scotsman Corp. (a)	25,291	352,809
		27,313,495
Electrical Equipment - 0.6%
Acuity Brands, Inc.	22,787	2,857,718
Allied Motion Technologies, Inc.	4,682	150,807
American Superconductor Corp. (a)(b)	11,247	86,264
AMETEK, Inc.	131,366	11,288,280
AZZ, Inc.	15,596	643,647
Babcock & Wilcox Enterprises, Inc. (a)(b)	17,871	65,765
Broadwind Energy, Inc. (a)	4,249	8,243
Capstone Turbine Corp. (a)	31,064	20,316
Eaton Corp. PLC	247,817	20,003,788
Emerson Electric Co.	360,011	21,453,055
Encore Wire Corp.	13,294	717,743
Energous Corp. (a)(b)	10,044	36,560
Energy Focus, Inc. (a)	2,133	853
EnerSys	25,692	1,438,752
Espey Manufacturing & Electronics Corp.	537	13,484
Fortive Corp.	172,445	12,226,351
FuelCell Energy, Inc. (a)	4,525	1,516
Generac Holdings, Inc. (a)	37,166	2,898,576
GrafTech International Ltd. (b)	37,182	453,249
Hubbell, Inc. Class B	32,126	4,213,004
Ideal Power, Inc. (a)(b)	1,015	4,009
LSI Industries, Inc.	10,992	49,134
Ocean Power Technologies, Inc. (a)	15	25
Orion Energy Systems, Inc. (a)	5,527	14,315
Plug Power, Inc. (a)(b)	129,306	280,594
Powell Industries, Inc.	4,940	179,421
Preformed Line Products Co.	1,557	79,796
Regal Beloit Corp.	25,616	1,816,174
Revolution Lighting Technologies, Inc. (a)(b)	3,411	1,092
Rockwell Automation, Inc.	69,485	10,616,613
Sensata Technologies, Inc. PLC (a)	95,685	4,361,322
Sunrun, Inc. (a)	44,472	681,756
Sunworks, Inc. (a)	484	1,205
Thermon Group Holdings, Inc. (a)	19,079	414,968
TPI Composites, Inc. (a)	10,466	184,620
Ultralife Corp. (a)	7,590	65,046
Vicor Corp. (a)	9,752	297,338
Vivint Solar, Inc. (a)	25,959	209,230
		97,834,629
Industrial Conglomerates - 1.2%
3M Co.	337,092	54,514,518
Carlisle Companies, Inc.	34,139	4,948,789
General Electric Co.	5,103,286	42,102,110
Honeywell International, Inc.	426,352	70,186,066
ITT, Inc.	52,234	2,973,159
Raven Industries, Inc.	22,158	646,349
Roper Technologies, Inc.	60,728	22,272,601
		197,643,592
Machinery - 1.7%
Actuant Corp. Class A	36,317	806,601
AGCO Corp.	37,946	2,622,828
Alamo Group, Inc.	5,931	677,202
Albany International Corp. Class A	17,990	1,479,138
Allison Transmission Holdings, Inc.	69,599	3,092,284
Altra Industrial Motion Corp.	37,444	973,170
Apergy Corp. (a)	43,825	1,138,574
ARC Group Worldwide, Inc. (a)	387	66
Astec Industries, Inc.	14,332	395,563
Barnes Group, Inc.	27,996	1,255,621
Blue Bird Corp. (a)	8,286	151,137
Briggs & Stratton Corp.	25,870	111,758
Cactus, Inc. (a)	26,581	677,018
Caterpillar, Inc.	334,120	39,760,280
Chart Industries, Inc. (a)	20,776	1,305,564
CIRCOR International, Inc. (a)	11,702	402,198
Colfax Corp. (a)(b)	53,234	1,447,965
Columbus McKinnon Corp. (NY Shares)	12,400	401,388
Commercial Vehicle Group, Inc. (a)	18,660	118,491
Crane Co.	30,097	2,294,595
Cummins, Inc.	84,399	12,598,239
Deere & Co.	185,260	28,698,627
Donaldson Co., Inc. (b)	72,755	3,518,432
Douglas Dynamics, Inc.	13,961	583,011
Dover Corp.	84,797	7,948,871
Eastern Co.	4,651	102,601
Energy Recovery, Inc. (a)(b)	16,434	158,917
EnPro Industries, Inc.	12,045	750,163
ESCO Technologies, Inc.	14,909	1,135,022
ExOne Co. (a)(b)	5,883	48,358
Federal Signal Corp. (b)	36,093	1,072,323
Flowserve Corp.	76,154	3,250,253
Franklin Electric Co., Inc.	23,233	1,065,233
FreightCar America, Inc. (a)	5,174	21,627
Gardner Denver Holdings, Inc. (a)	73,910	2,119,739
Gates Industrial Corp. PLC (a)	30,352	264,062
Gencor Industries, Inc. (a)	9,263	105,969
Gorman-Rupp Co.	12,240	365,609
Graco, Inc.	96,390	4,392,492
Graham Corp.	9,056	166,721
Greenbrier Companies, Inc.	18,593	433,031
Harsco Corp. (a)	46,527	832,833
Hillenbrand, Inc.	36,984	1,014,841
Hurco Companies, Inc.	3,288	104,920
Hyster-Yale Materials Handling Class A	5,941	324,082
IDEX Corp.	44,703	7,363,031
Illinois Tool Works, Inc.	175,209	26,256,821
Ingersoll-Rand PLC	141,028	17,077,081
Jason Industries, Inc. (a)	3,497	1,765
John Bean Technologies Corp. (b)	18,465	1,889,339
Kadant, Inc.	6,936	570,763
Kennametal, Inc.	47,465	1,418,729
L.B. Foster Co. Class A (a)	5,346	106,439
Lincoln Electric Holdings, Inc.	37,069	3,060,417
Lindsay Corp. (b)	6,662	587,988
LiqTech International, Inc. (a)(b)	8,258	55,907
Lydall, Inc. (a)	10,748	216,142
Manitex International, Inc. (a)	6,027	33,872
Manitowoc Co., Inc. (a)(b)	20,648	258,100
Meritor, Inc. (a)	48,659	818,444
Middleby Corp. (a)	32,449	3,558,357
Milacron Holdings Corp. (a)	44,141	699,635
Miller Industries, Inc.	6,681	209,048
Mueller Industries, Inc.	32,920	867,771
Mueller Water Products, Inc. Class A	95,551	999,463
Navistar International Corp. New (a)	38,304	880,992
NN, Inc.	26,411	169,559
Nordson Corp.	29,844	4,057,590
Omega Flex, Inc. (b)	2,099	176,736
Oshkosh Corp.	41,083	2,886,902
PACCAR, Inc.	202,257	13,259,969
Park-Ohio Holdings Corp.	4,658	126,651
Parker Hannifin Corp.	75,413	12,501,213
Pentair PLC	90,630	3,255,430
ProPetro Holding Corp. (a)	42,084	448,195
Proto Labs, Inc. (a)	15,718	1,489,123
RBC Bearings, Inc. (a)	14,671	2,340,465
Rexnord Corp. (a)	59,764	1,564,622
Snap-On, Inc. (b)	32,604	4,847,563
Spartan Motors, Inc.	17,579	221,671
SPX Corp. (a)	26,359	1,000,324
SPX Flow, Inc. (a)	25,503	859,706
Standex International Corp.	7,375	507,031
Stanley Black & Decker, Inc.	89,015	11,826,533
Sun Hydraulics Corp. (b)	17,843	763,502
Tennant Co. (b)	10,664	729,311
Terex Corp.	35,910	891,645
The L.S. Starrett Co. Class A (a)	1,289	7,115
Timken Co.	41,126	1,652,443
Titan International, Inc.	32,403	84,248
Toro Co.	61,898	4,457,275
TriMas Corp. (a)	26,631	782,419
Trinity Industries, Inc. (b)	76,890	1,343,268
Twin Disc, Inc. (a)	4,429	44,777
Wabash National Corp.	33,160	452,302
WABCO Holdings, Inc. (a)	29,965	4,000,627
Wabtec Corp. (b)	108,220	7,489,906
Watts Water Technologies, Inc. Class A	15,209	1,393,601
Welbilt, Inc. (a)(b)	76,392	1,202,410
Woodward, Inc.	32,738	3,530,793
Xylem, Inc.	105,591	8,089,327
		295,571,773
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	45,215	207,989
Genco Shipping & Trading Ltd. (a)	10,651	101,824
Kirby Corp. (a)	30,883	2,272,680
Matson, Inc.	27,212	966,842
		3,549,335
Professional Services - 0.5%
Acacia Research Corp. (a)	22,874	59,701
Asgn, Inc. (a)	31,732	1,982,298
Barrett Business Services, Inc.	4,455	388,164
BG Staffing, Inc.	4,612	86,429
CBIZ, Inc. (a)	32,393	723,660
CoStar Group, Inc. (a)	21,487	13,211,712
CRA International, Inc.	4,631	180,100
Equifax, Inc.	71,402	10,451,825
Exponent, Inc.	30,037	2,129,323
Forrester Research, Inc.	5,824	203,083
Franklin Covey Co. (a)	6,675	245,573
FTI Consulting, Inc. (a)	21,815	2,359,074
GP Strategies Corp. (a)	8,314	107,084
Heidrick & Struggles International, Inc.	11,778	312,706
Hill International, Inc. (a)	15,736	46,421
Hudson Global, Inc. (a)	372	4,609
Huron Consulting Group, Inc. (a)	12,860	787,161
ICF International, Inc.	11,275	954,542
IHS Markit Ltd. (a)	211,815	13,897,182
InnerWorkings, Inc. (a)	24,902	105,584
Insperity, Inc.	22,173	2,196,457
Kelly Services, Inc. Class A (non-vtg.)	18,791	454,930
Kforce, Inc.	14,380	467,925
Korn Ferry	31,254	1,221,406
Manpower, Inc.	34,858	2,849,293
Mastech Digital, Inc. (a)	199	1,154
MISTRAS Group, Inc. (a)	10,334	150,876
Navigant Consulting, Inc.	23,565	656,757
Nielsen Holdings PLC	210,183	4,363,399
RCM Technologies, Inc. (a)	2,641	8,847
Resources Connection, Inc.	16,936	280,291
Robert Half International, Inc.	68,643	3,670,341
TransUnion Holding Co., Inc.	108,460	9,072,679
TriNet Group, Inc. (a)	25,439	1,707,720
TrueBlue, Inc. (a)	22,432	435,405
Verisk Analytics, Inc.	95,792	15,474,240
Volt Information Sciences, Inc. (a)	1,666	5,315
Willdan Group, Inc. (a)(b)	5,822	210,465
		91,463,731
Road & Rail - 1.0%
AMERCO	4,616	1,623,078
ArcBest Corp.	15,943	472,072
Avis Budget Group, Inc. (a)	36,724	909,653
Covenant Transport Group, Inc. Class A (a)	7,040	101,235
CSX Corp.	448,478	30,056,996
Daseke, Inc. (a)	36,284	63,860
Genesee & Wyoming, Inc. Class A (a)	32,813	3,638,305
Heartland Express, Inc.	28,504	586,327
Hertz Global Holdings, Inc. (a)(b)	51,109	618,930
J.B. Hunt Transport Services, Inc.	51,714	5,587,181
Kansas City Southern	59,006	7,422,955
Knight-Swift Transportation Holdings, Inc. Class A (b)	72,654	2,480,408
Landstar System, Inc.	23,571	2,628,638
Lyft, Inc. (b)	18,796	920,440
Marten Transport Ltd.	24,055	473,162
Norfolk Southern Corp.	155,663	27,093,145
Old Dominion Freight Lines, Inc.	38,260	6,265,458
P.A.M. Transportation Services, Inc. (a)	924	53,306
Patriot Transportation Holding, Inc. (a)	341	6,223
Roadrunner Transportation Systems, Inc. (a)(b)	1,915	18,422
Ryder System, Inc.	31,742	1,529,012
Saia, Inc. (a)	15,732	1,345,715
Schneider National, Inc. Class B	18,508	359,796
U.S. Xpress Enterprises, Inc. (a)	10,776	45,259
U.S.A. Truck, Inc. (a)	4,648	40,345
Uber Technologies, Inc. (b)	117,272	3,819,549
Union Pacific Corp.	413,846	67,026,498
Universal Logistics Holdings, Inc.	5,119	107,243
Werner Enterprises, Inc. (b)	27,089	885,269
YRC Worldwide, Inc. (a)(b)	19,405	42,303
		166,220,783
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	183	1,164
Air Lease Corp. Class A	61,933	2,572,697
Aircastle Ltd.	31,435	686,855
Applied Industrial Technologies, Inc.	23,616	1,260,858
Beacon Roofing Supply, Inc. (a)	40,089	1,278,037
BlueLinx Corp. (a)(b)	5,495	157,652
BMC Stock Holdings, Inc. (a)	40,154	1,021,116
CAI International, Inc. (a)	10,505	222,496
DXP Enterprises, Inc. (a)	9,412	305,419
EVI Industries, Inc. (b)	2,771	82,604
Fastenal Co.	334,452	10,240,920
GATX Corp. (b)	21,684	1,609,386
General Finance Corp. (a)	9,588	79,293
H&E Equipment Services, Inc.	19,080	463,453
HD Supply Holdings, Inc. (a)	99,950	3,889,055
Herc Holdings, Inc. (a)	14,195	585,970
Houston Wire & Cable Co. (a)	4,796	21,678
Huttig Building Products, Inc. (a)(b)	6,086	13,694
India Globalization Capital, Inc. (a)(b)	22,523	23,199
Kaman Corp.	16,741	977,507
Lawson Products, Inc. (a)	4,034	147,039
MRC Global, Inc. (a)	49,282	619,475
MSC Industrial Direct Co., Inc. Class A	24,889	1,682,994
Now, Inc. (a)(b)	63,822	758,844
Rush Enterprises, Inc. Class A	19,597	707,648
SiteOne Landscape Supply, Inc. (a)(b)	23,597	1,845,285
Systemax, Inc.	9,105	182,737
Titan Machinery, Inc. (a)	10,406	156,714
Transcat, Inc. (a)	3,445	80,027
Triton International Ltd.	34,452	1,107,632
United Rentals, Inc. (a)	46,029	5,181,024
Univar, Inc. (a)	77,260	1,494,981
Veritiv Corp. (a)	7,314	121,120
W.W. Grainger, Inc.	26,170	7,161,421
Watsco, Inc.	18,342	2,999,834
WESCO International, Inc. (a)	20,432	921,075
Willis Lease Finance Corp. (a)	1,556	96,114
		50,757,017
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	44,763	1,692,937

TOTAL INDUSTRIALS		1,689,138,586

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	16,756	1,056,466
ADTRAN, Inc.	30,353	311,725
Applied Optoelectronics, Inc. (a)(b)	9,994	88,947
Arista Networks, Inc. (a)	31,079	7,043,123
Aviat Networks, Inc. (a)	1,479	21,061
BK Technologies Corp.	2,515	9,809
Blonder Tongue Laboratories, Inc. (a)	894	599
CalAmp Corp. (a)	20,755	199,248
Calix Networks, Inc. (a)	29,489	177,229
Ciena Corp. (a)	83,984	3,437,465
Cisco Systems, Inc.	2,503,035	117,167,068
Clearfield, Inc. (a)	5,323	56,903
ClearOne, Inc. (a)	8,989	20,135
CommScope Holding Co., Inc. (a)	109,998	1,181,379
Communications Systems, Inc.	1,149	5,205
Comtech Telecommunications Corp.	15,506	414,786
Dasan Zhone Solutions, Inc. (a)	4,518	48,207
Digi International, Inc. (a)	16,082	205,528
EchoStar Holding Corp. Class A (a)	27,960	1,181,310
EMCORE Corp. (a)	13,449	38,330
Extreme Networks, Inc. (a)	65,395	436,839
F5 Networks, Inc. (a)	35,267	4,539,921
Finisar Corp. (a)	71,543	1,617,587
Harmonic, Inc. (a)	50,722	334,258
Infinera Corp. (a)(b)	95,463	508,818
InterDigital, Inc.	18,560	912,595
Juniper Networks, Inc.	203,770	4,719,313
KVH Industries, Inc. (a)	17,538	163,103
Lantronix, Inc. (a)	3,888	12,753
Lumentum Holdings, Inc. (a)	45,249	2,523,084
Motorola Solutions, Inc.	96,445	17,447,865
NETGEAR, Inc. (a)	18,928	657,180
NetScout Systems, Inc. (a)	40,585	898,958
Network-1 Security Solutions, Inc.	5,725	13,969
Optical Cable Corp. (a)	150	554
PC-Tel, Inc.	22,409	152,829
Plantronics, Inc.	18,870	586,291
Resonant, Inc. (a)(b)	14,139	47,083
Sonus Networks, Inc. (a)	28,962	149,734
Tessco Technologies, Inc.	3,988	58,943
Ubiquiti, Inc. (b)	11,038	1,219,809
ViaSat, Inc. (a)	32,763	2,599,089
Viavi Solutions, Inc. (a)	132,567	1,841,356
Westell Technologies, Inc. Class A (a)	5,063	6,987
		174,113,441
Electronic Equipment & Components - 0.8%
ADT, Inc. (b)	73,820	351,383
Akoustis Technologies, Inc. (a)(b)	15,048	110,151
Amphenol Corp. Class A	175,012	15,320,550
Anixter International, Inc. (a)	16,814	1,008,336
Applied DNA Sciences, Inc. (a)	5,056	1,542
Arlo Technologies, Inc.	44,718	140,415
Arrow Electronics, Inc. (a)	49,744	3,442,285
Avnet, Inc.	62,029	2,598,395
AVX Corp. (b)	31,457	426,242
Badger Meter, Inc. (b)	17,404	897,698
Bel Fuse, Inc. Class B (non-vtg.)	6,845	75,295
Belden, Inc.	22,859	1,042,599
Benchmark Electronics, Inc.	24,033	636,394
Cardtronics PLC (a)(b)	22,597	669,323
Casa Systems, Inc. (a)	18,000	103,680
CDW Corp.	85,299	9,852,035
ClearSign Combustion Corp. (a)(b)	10,087	13,617
Coda Octopus Group, Inc. (a)	2,220	19,714
Cognex Corp.	101,438	4,572,825
Coherent, Inc. (a)(b)	14,519	2,104,674
Corning, Inc.	458,945	12,781,618
CTS Corp.	20,582	587,204
CUI Global, Inc. (a)(b)	7,093	3,809
Daktronics, Inc.	21,195	153,240
Dell Technologies, Inc. (a)	86,934	4,479,709
Digital Ally, Inc. (a)(b)	3,962	4,794
Dolby Laboratories, Inc. Class A	37,786	2,326,106
DPW Holdings, Inc. (a)	12	37
eMagin Corp. (a)(b)	1,355	556
ePlus, Inc. (a)	8,400	686,448
Fabrinet (a)	21,792	1,100,278
FARO Technologies, Inc. (a)	9,930	488,953
Fitbit, Inc. (a)(b)	121,690	376,022
FLIR Systems, Inc.	79,078	3,896,173
Frequency Electronics, Inc. (a)	680	7,364
I. D. Systems Inc. (a)	18,697	101,151
Identiv, Inc. (a)	3,630	17,606
IEC Electronics Corp. (a)	2,895	19,078
II-VI, Inc. (a)(b)	34,783	1,304,710
Insight Enterprises, Inc. (a)	21,140	1,015,988
Intellicheck, Inc. (a)	145	703
IPG Photonics Corp. (a)	20,854	2,580,265
Iteris, Inc. (a)	15,147	82,400
Itron, Inc. (a)	20,827	1,446,435
Jabil, Inc.	82,307	2,371,265
KEMET Corp. (b)	34,344	575,262
KEY Tronic Corp. (a)	1,728	8,813
Keysight Technologies, Inc. (a)	110,751	10,727,342
Kimball Electronics, Inc. (a)	14,179	187,305
Knowles Corp. (a)	52,276	1,060,157
LightPath Technologies, Inc. Class A (a)	100	78
Littelfuse, Inc. (b)	14,553	2,271,287
LRAD Corp. (a)	15,083	55,505
Luna Innovations, Inc. (a)	12,893	82,128
Methode Electronics, Inc. Class A	21,883	694,566
MicroVision, Inc. (a)(b)	56,206	34,106
MTS Systems Corp.	10,249	582,861
Napco Security Technolgies, Inc. (a)	7,319	252,359
National Instruments Corp.	65,729	2,760,618
Neonode, Inc. (a)(b)	885	2,213
Novanta, Inc. (a)	19,826	1,486,950
OSI Systems, Inc. (a)	9,817	1,030,883
Par Technology Corp. (a)(b)	6,566	151,872
PC Connection, Inc.	7,033	247,773
PC Mall, Inc. (a)	4,900	171,500
Perceptron, Inc. (a)	3,506	16,233
Plexus Corp. (a)	17,174	982,525
Research Frontiers, Inc. (a)(b)	14,475	65,138
RF Industries Ltd.	2,879	21,736
Richardson Electronics Ltd.	6,320	37,288
Rogers Corp. (a)	11,219	1,485,620
Sanmina Corp. (a)	40,677	1,175,565
ScanSource, Inc. (a)	15,312	432,717
SYNNEX Corp.	23,970	2,008,926
TE Connectivity Ltd.	196,454	17,920,534
Tech Data Corp. (a)	21,719	2,014,003
Trimble, Inc. (a)	148,519	5,572,433
TTM Technologies, Inc. (a)(b)	56,454	601,800
Vishay Intertechnology, Inc.	81,215	1,285,633
Vishay Precision Group, Inc. (a)	6,661	208,156
Wayside Technology Group, Inc.	328	4,497
Wireless Telecom Group, Inc. (a)	2,986	4,121
Wrap Technologies, Inc. (a)(b)	5,744	23,838
Zebra Technologies Corp. Class A (a)	31,419	6,441,838
		141,905,244
IT Services - 5.4%
3PEA International, Inc. (a)(b)	19,961	265,282
Accenture PLC Class A	373,106	73,938,416
Akamai Technologies, Inc. (a)	95,476	8,509,776
Alliance Data Systems Corp.	23,258	2,859,571
Automatic Data Processing, Inc.	253,944	43,129,849
Booz Allen Hamilton Holding Corp. Class A	82,099	6,199,295
Brightcove, Inc. (a)	22,610	278,781
Broadridge Financial Solutions, Inc.	67,674	8,759,723
CACI International, Inc. Class A (a)	14,314	3,181,859
Carbonite, Inc. (a)	19,566	235,770
Cass Information Systems, Inc.	7,711	390,177
Cognizant Technology Solutions Corp. Class A	333,394	20,467,058
Computer Task Group, Inc. (a)	3,104	15,706
Conduent, Inc. (a)	106,256	691,727
CoreLogic, Inc. (a)	48,130	2,329,492
CSG Systems International, Inc.	19,559	1,053,839
CSP, Inc.	985	13,445
DXC Technology Co.	156,216	5,189,496
Elastic NV (b)	4,203	369,402
Endurance International Group Holdings, Inc. (a)	46,261	233,155
EPAM Systems, Inc. (a)	30,610	5,856,611
Euronet Worldwide, Inc. (a)	30,719	4,704,308
EVERTEC, Inc.	35,453	1,235,892
EVO Payments, Inc. Class A (a)	18,532	550,030
Exela Technologies, Inc. (a)	21,748	25,010
ExlService Holdings, Inc. (a)	20,607	1,395,094
Fastly, Inc. Class A (b)	8,316	262,786
Fidelity National Information Services, Inc.	357,854	48,746,872
Fiserv, Inc. (a)	332,783	35,587,814
FleetCor Technologies, Inc. (a)	50,575	15,091,580
Gartner, Inc. (a)	52,733	7,048,820
Genpact Ltd.	89,041	3,647,119
Global Payments, Inc.	92,269	15,314,809
GoDaddy, Inc. (a)	102,393	6,485,573
GreenSky, Inc. Class A (a)(b)	27,922	189,870
GTT Communications, Inc. (a)(b)	19,334	183,866
Hackett Group, Inc.	16,292	262,790
i3 Verticals, Inc. Class A (a)	8,516	192,632
IBM Corp.	518,784	70,310,796
Information Services Group, Inc. (a)	4,798	12,763
Innodata, Inc. (a)	3,735	4,781
Internap Network Services Corp. (a)(b)	10,339	22,746
Jack Henry & Associates, Inc.	45,867	6,648,880
KBR, Inc.	84,303	2,151,413
Leidos Holdings, Inc.	84,433	7,376,067
Limelight Networks, Inc. (a)	67,753	164,640
Liveramp Holdings, Inc. (a)	41,817	1,771,368
ManTech International Corp. Class A	15,975	1,122,723
Marathon Patent Group, Inc. (a)	147	245
MasterCard, Inc. Class A	525,662	147,905,517
Maximus, Inc.	37,590	2,892,175
ModusLink Global Solutions, Inc. (a)	8,272	14,476
MoneyGram International, Inc. (a)(b)	17,843	76,368
MongoDB, Inc. Class A (a)(b)	18,792	2,862,210
NIC, Inc.	41,398	861,906
Okta, Inc. (a)	61,370	7,763,305
Paychex, Inc.	186,953	15,274,060
PayPal Holdings, Inc. (a)	686,934	74,910,153
Perficient, Inc. (a)	20,549	757,025
Perspecta, Inc.	83,399	2,164,204
PFSweb, Inc. (a)	6,951	14,806
Presidio, Inc.	30,710	491,974
PRG-Schultz International, Inc. (a)	9,748	52,542
Sabre Corp.	161,530	3,818,569
Science Applications International Corp.	30,249	2,662,214
ServiceSource International, Inc. (a)	31,016	28,535
Square, Inc. (a)	187,095	11,569,955
StarTek, Inc. (a)	8,369	52,139
Switch, Inc. Class A (b)	32,874	539,134
Sykes Enterprises, Inc. (a)	22,962	665,898
The Western Union Co.	248,994	5,507,747
Total System Services, Inc.	95,770	12,854,249
Ttec Holdings, Inc.	8,837	414,544
Twilio, Inc. Class A (a)(b)	68,991	9,001,256
U.S.A. Technologies, Inc. (a)(b)	34,440	283,441
Unisys Corp. (a)	29,214	191,060
VeriSign, Inc. (a)	61,534	12,543,706
Verra Mobility Corp. (a)(b)	68,558	954,327
Virtusa Corp. (a)	16,040	579,686
Visa, Inc. Class A	1,017,631	184,008,037
WEX, Inc. (a)	25,709	5,258,776
WidePoint Corp. (a)	19,101	6,638
		921,460,349
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research, Inc. (a)	4,256	60,861
Adesto Technologies Corp. (a)	12,125	123,675
Advanced Energy Industries, Inc. (a)	22,619	1,168,045
Advanced Micro Devices, Inc. (a)	519,933	16,351,893
AEHR Test Systems (a)	5,046	6,762
Alpha & Omega Semiconductor Ltd. (a)	10,632	125,245
Amkor Technology, Inc. (a)	83,145	727,519
Amtech Systems, Inc. (a)	3,657	18,541
Analog Devices, Inc.	216,980	23,830,913
Applied Materials, Inc.	545,700	26,204,514
Aquantia Corp. (a)	13,785	181,686
Atomera, Inc. (a)	4,973	20,290
Axcelis Technologies, Inc. (a)	19,090	292,268
AXT, Inc. (a)	18,239	61,830
Broadcom, Inc.	231,609	65,461,968
Brooks Automation, Inc.	42,407	1,413,425
Cabot Microelectronics Corp.	17,009	2,120,172
Ceva, Inc. (a)	13,145	412,884
Cirrus Logic, Inc. (a)	33,865	1,816,519
Cohu, Inc.	24,835	296,033
Cree, Inc. (a)(b)	61,870	2,656,079
CVD Equipment Corp. (a)	6,477	23,965
CyberOptics Corp. (a)	3,018	41,286
Cypress Semiconductor Corp.	213,598	4,914,890
Diodes, Inc. (a)(b)	24,466	894,232
DSP Group, Inc. (a)	15,792	218,561
Enphase Energy, Inc. (a)	45,515	1,350,430
Entegris, Inc.	78,726	3,371,835
First Solar, Inc. (a)	45,912	2,849,758
FormFactor, Inc. (a)	44,469	759,975
GSI Technology, Inc. (a)	7,502	63,017
Ichor Holdings Ltd. (a)	13,651	290,220
Impinj, Inc. (a)	9,067	329,857
Inphi Corp. (a)	26,406	1,615,783
Intel Corp.	2,621,329	124,277,208
Intermolecular, Inc. (a)	1,859	2,203
Intest Corp. (a)	1,040	4,368
KLA-Tencor Corp.	94,785	14,018,702
Kopin Corp. (a)(b)	30,186	27,988
Kulicke & Soffa Industries, Inc.	37,225	775,397
Lam Research Corp.	87,922	18,508,460
Lattice Semiconductor Corp. (a)	77,053	1,517,174
MACOM Technology Solutions Holdings, Inc. (a)(b)	26,164	513,861
Marvell Technology Group Ltd.	342,868	8,218,546
Maxim Integrated Products, Inc.	160,115	8,732,672
MaxLinear, Inc. Class A (a)(b)	37,082	734,965
Microchip Technology, Inc. (b)	139,911	12,078,517
Micron Technology, Inc. (a)	646,255	29,255,964
MKS Instruments, Inc.	31,864	2,494,633
Monolithic Power Systems, Inc.	23,554	3,546,290
MoSys, Inc. (a)	80	213
Nanometrics, Inc. (a)	14,481	395,186
NeoPhotonics Corp. (a)	20,099	125,820
NVE Corp.	2,625	168,525
NVIDIA Corp.	356,180	59,663,712
ON Semiconductor Corp. (a)	243,871	4,340,904
PDF Solutions, Inc. (a)	16,796	196,681
Photronics, Inc. (a)	41,766	451,073
Pixelworks, Inc. (a)	18,042	56,832
Power Integrations, Inc.	18,198	1,619,986
Qorvo, Inc. (a)	69,459	4,961,456
Qualcomm, Inc.	711,608	55,341,754
QuickLogic Corp. (a)(b)	37,909	14,500
Rambus, Inc. (a)	65,888	826,236
Rubicon Technology, Inc. (a)	667	6,103
Rudolph Technologies, Inc. (a)	18,572	408,398
Semtech Corp. (a)	38,160	1,601,575
Silicon Laboratories, Inc. (a)	26,148	2,850,132
Skyworks Solutions, Inc.	100,771	7,585,033
SMART Global Holdings, Inc. (a)	7,479	212,478
SolarEdge Technologies, Inc. (a)(b)	25,748	2,109,276
SunPower Corp. (a)	35,984	450,520
Synaptics, Inc. (a)	19,454	622,917
Teradyne, Inc.	100,950	5,347,322
Texas Instruments, Inc.	548,972	67,935,285
Ultra Clean Holdings, Inc. (a)	24,820	296,351
Universal Display Corp. (b)	24,704	5,075,931
Veeco Instruments, Inc. (a)	28,771	266,419
Versum Materials, Inc.	63,093	3,280,836
Xilinx, Inc.	149,040	15,509,102
Xperi Corp.	28,506	522,230
		627,024,665
Software - 7.1%
2U, Inc. (a)(b)	33,515	599,248
8x8, Inc. (a)(b)	55,716	1,354,456
A10 Networks, Inc. (a)	29,015	201,364
ACI Worldwide, Inc. (a)	66,001	1,965,510
Adobe, Inc. (a)	284,860	81,045,519
Agilysys, Inc. (a)	10,169	277,105
Alarm.com Holdings, Inc. (a)	20,400	971,040
Altair Engineering, Inc. Class A (a)(b)	16,268	558,968
Alteryx, Inc. Class A (a)	27,487	3,915,523
American Software, Inc. Class A	14,706	231,767
Anaplan, Inc.	10,088	548,081
ANSYS, Inc. (a)	48,921	10,105,122
AppFolio, Inc. (a)(b)	7,370	727,935
Appian Corp. Class A (a)(b)	18,041	1,072,898
Aspen Technology, Inc. (a)	41,113	5,476,252
Asure Software, Inc. (a)(b)	5,804	37,378
AudioEye, Inc. (a)(b)	1,627	6,589
Autodesk, Inc. (a)	129,078	18,434,920
Avalara, Inc. (a)	25,960	2,189,466
Avaya Holdings Corp. (a)(b)	61,775	872,263
Benefitfocus, Inc. (a)(b)	14,729	384,721
Black Knight, Inc. (a)	83,435	5,193,829
Blackbaud, Inc. (b)	29,541	2,687,345
BlackLine, Inc. (a)	27,916	1,421,762
Bottomline Technologies, Inc. (a)	22,662	934,581
Box, Inc. Class A (a)(b)	81,115	1,186,712
BroadVision, Inc. (a)	131	182
BSQUARE Corp. (a)	2,981	3,875
Cadence Design Systems, Inc. (a)	165,160	11,310,157
Carbon Black, Inc. (a)	26,497	691,572
Cardlytics, Inc. (a)	9,175	344,705
CDK Global, Inc.	71,462	3,084,300
Ceridian HCM Holding, Inc. (a)(b)	46,339	2,677,004
ChannelAdvisor Corp. (a)	16,468	141,625
Cision Ltd. (a)	46,583	322,354
Citrix Systems, Inc.	72,847	6,773,314
Cloudera, Inc. (a)(b)	129,957	927,893
CommVault Systems, Inc. (a)	21,595	936,575
Cornerstone OnDemand, Inc. (a)	31,275	1,631,617
Coupa Software, Inc. (a)(b)	32,415	4,503,416
Digimarc Corp. (a)(b)	6,814	269,426
Digital Turbine, Inc. (a)	37,943	288,746
DocuSign, Inc. (a)	13,109	612,059
Domo, Inc. Class B (a)(b)	5,971	148,260
Dropbox, Inc. Class A (a)	111,443	1,994,830
Ebix, Inc. (b)	13,073	463,046
eGain Communications Corp. (a)	9,804	70,393
Envestnet, Inc. (a)	28,841	1,649,994
Everbridge, Inc. (a)	16,662	1,436,264
Evolving Systems, Inc. (a)	1,326	1,061
Fair Isaac Corp. (a)	17,112	6,035,745
Finjan Holdings, Inc. (a)(b)	5,510	9,643
FireEye, Inc. (a)	113,285	1,521,418
Five9, Inc. (a)	35,681	2,255,396
Forescout Technologies, Inc. (a)	20,411	731,326
Fortinet, Inc. (a)	84,556	6,695,144
Globalscape, Inc.	11,187	134,356
GSE Systems, Inc. (a)	103	184
Guidewire Software, Inc. (a)	48,632	4,677,426
HubSpot, Inc. (a)	23,319	4,656,338
HyreCar, Inc. (a)(b)	2,911	8,529
Innovate Biopharmaceuticals, Inc. (a)(b)	7,013	6,031
Inseego Corp. (a)(b)	35,957	159,649
Instructure, Inc. (a)(b)	19,077	789,025
Intelligent Systems Corp. (a)(b)	3,218	170,200
Intuit, Inc.	151,199	43,599,744
Inuvo, Inc. (a)	2,570	619
j2 Global, Inc. (b)	28,283	2,392,742
LivePerson, Inc. (a)(b)	35,413	1,407,313
LogMeIn, Inc.	27,583	1,843,648
Manhattan Associates, Inc. (a)	38,025	3,142,006
Marin Software, Inc. (a)	380	942
Microsoft Corp.	4,485,913	618,427,941
MicroStrategy, Inc. Class A (a)	5,092	729,633
Mitek Systems, Inc. (a)	21,523	218,243
MobileIron, Inc. (a)	41,523	286,509
Model N, Inc. (a)	17,230	493,295
Monotype Imaging Holdings, Inc.	26,303	519,484
NetSol Technologies, Inc. (a)	4,446	22,363
New Relic, Inc. (a)	26,320	1,509,189
Nuance Communications, Inc. (a)	171,944	2,890,379
Nutanix, Inc. Class A (a)	86,206	2,088,771
NXT-ID, Inc. (a)	8,872	3,652
Onespan, Inc. (a)	18,693	252,356
Oracle Corp.	1,419,342	73,890,945
Pagerduty, Inc. (b)	6,139	241,079
Palo Alto Networks, Inc. (a)	56,394	11,482,946
Parametric Technology Corp. (a)	61,443	4,022,673
Park City Group, Inc. (a)(b)	5,250	32,025
Paycom Software, Inc. (a)	28,645	7,164,687
Paylocity Holding Corp. (a)	18,630	2,034,769
Pegasystems, Inc.	22,771	1,597,386
Pivotal Software, Inc. (a)	44,509	663,629
Pluralsight, Inc. (a)	32,284	519,772
Progress Software Corp.	27,617	1,043,370
Proofpoint, Inc. (a)	32,009	3,636,542
PROS Holdings, Inc. (a)	21,672	1,539,145
Q2 Holdings, Inc. (a)	28,211	2,537,579
QAD, Inc.:
Class A	6,156	249,441
Class B	1,146	33,692
Qualys, Inc. (a)	19,794	1,575,998
Qumu Corp. (a)	1,604	5,069
Rapid7, Inc. (a)	24,387	1,309,338
RealNetworks, Inc. (a)	7,643	12,305
RealPage, Inc. (a)(b)	43,829	2,790,592
Red Violet, Inc. (a)	2,633	35,677
RingCentral, Inc. (a)(b)	41,176	5,811,169
Riot Blockchain, Inc. (a)(b)	6,551	12,054
RumbleON, Inc. Class B (a)(b)	5,692	20,548
SailPoint Technologies Holding, Inc. (a)	38,339	863,778
Salesforce.com, Inc. (a)	499,032	77,883,924
Sciplay Corp. (A Shares)	15,088	143,487
SeaChange International, Inc. (a)	9,827	22,799
SecureWorks Corp. (a)(b)	7,027	84,816
ServiceNow, Inc. (a)	108,390	28,380,838
SharpSpring, Inc. (a)(b)	3,854	44,706
ShotSpotter, Inc. (a)	4,489	122,235
SITO Mobile Ltd. (a)(b)	4,793	3,834
Smartsheet, Inc. (a)	51,089	2,482,925
Smith Micro Software, Inc. (a)	13,658	84,406
Splunk, Inc. (a)	87,544	9,789,170
SPS Commerce, Inc. (a)	20,816	1,052,041
SS&C Technologies Holdings, Inc.	127,135	5,925,762
Support.com, Inc. (a)	10,454	17,040
SurveyMonkey	10,805	180,876
Symantec Corp.	363,251	8,445,586
Synacor, Inc. (a)	5,341	7,798
Synchronoss Technologies, Inc. (a)(b)	27,013	215,023
Synopsys, Inc. (a)	86,340	12,243,875
Telaria, Inc. (a)	15,792	157,604
TeleNav, Inc. (a)	21,770	246,436
Tenable Holdings, Inc. (a)	7,372	168,082
Teradata Corp. (a)(b)	69,939	2,159,017
The Trade Desk, Inc. (a)	22,025	5,413,084
TiVo Corp.	74,435	560,496
Tyler Technologies, Inc. (a)	22,753	5,837,055
Upland Software, Inc. (a)	13,048	495,824
Upwork, Inc. (b)	36,386	526,142
Varonis Systems, Inc. (a)	17,603	1,202,637
Verint Systems, Inc. (a)	37,790	2,013,829
Veritone, Inc. (a)(b)	5,395	24,493
VirnetX Holding Corp. (a)(b)	35,178	185,036
VMware, Inc. Class A	44,783	6,334,108
Workday, Inc. Class A (a)	95,273	16,889,997
Workiva, Inc. (a)	20,995	1,010,069
Yext, Inc. (a)	49,592	782,066
Zendesk, Inc. (a)	64,331	5,159,346
Zix Corp. (a)	33,657	247,379
Zoom Video Communications, Inc. Class A (b)	14,103	1,292,822
Zscaler, Inc. (a)	8,062	554,182
Zuora, Inc. (a)(b)	8,593	129,325
		1,212,008,639
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp. (a)(b)	65,354	457,478
Apple, Inc.	2,558,983	534,162,111
Astro-Med, Inc.	3,483	57,226
Avid Technology, Inc. (a)	19,238	143,515
CPI Card Group (a)	1,188	3,421
Cray, Inc. (a)	25,175	879,363
Diebold Nixdorf, Inc. (a)	46,301	519,034
Eastman Kodak Co. (a)(b)	19,084	45,992
Everspin Technologies, Inc. (a)	4,414	29,839
Hewlett Packard Enterprise Co.	791,407	10,937,245
HP, Inc.	883,931	16,167,098
Immersion Corp. (a)	18,745	153,896
Intevac, Inc. (a)	7,756	37,772
NCR Corp. (a)	72,420	2,281,954
NetApp, Inc.	144,355	6,937,701
Pure Storage, Inc. Class A (a)	102,192	1,663,686
Seagate Technology LLC	145,747	7,317,957
Sonim Technologies, Inc.	3,914	28,416
Transact Technologies, Inc.	909	10,781
Western Digital Corp.	172,563	9,882,683
Xerox Holdings Corp.	114,161	3,309,527
		595,026,695

TOTAL INFORMATION TECHNOLOGY		3,671,539,033

MATERIALS - 2.8%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	13,935	175,860
AdvanSix, Inc. (a)	17,710	395,641
AgroFresh Solutions, Inc. (a)	11,848	19,194
Air Products & Chemicals, Inc.	128,739	29,084,715
Albemarle Corp. U.S. (b)	61,556	3,799,852
American Vanguard Corp.	14,911	211,289
Amyris, Inc. (a)(b)	27,116	102,498
Ashland Global Holdings, Inc.	37,148	2,720,720
Axalta Coating Systems Ltd. (a)	123,085	3,554,695
Balchem Corp.	19,102	1,696,067
Cabot Corp.	35,070	1,402,800
Celanese Corp. Class A	74,093	8,399,923
CF Industries Holdings, Inc.	128,619	6,198,150
Chase Corp.	3,699	370,714
Core Molding Technologies, Inc. (a)	2,894	17,364
Dow, Inc.	440,038	18,758,820
DowDuPont, Inc.	437,711	29,733,708
Eastman Chemical Co.	78,753	5,148,084
Ecolab, Inc.	148,374	30,611,040
Element Solutions, Inc. (a)	146,930	1,370,857
Ferro Corp. (a)(b)	48,676	496,008
Flotek Industries, Inc. (a)	26,287	54,940
FMC Corp.	77,387	6,680,820
FutureFuel Corp.	17,635	190,105
H.B. Fuller Co.	31,247	1,331,435
Hawkins, Inc.	5,500	243,925
Huntsman Corp.	119,930	2,389,006
Ingevity Corp. (a)	24,990	1,903,488
Innophos Holdings, Inc.	12,496	351,013
Innospec, Inc.	14,401	1,197,875
International Flavors & Fragrances, Inc. (b)	58,965	6,471,409
Intrepid Potash, Inc. (a)	61,302	182,067
Koppers Holdings, Inc. (a)	13,405	355,367
Kraton Performance Polymers, Inc. (a)	19,239	527,918
Kronos Worldwide, Inc. (b)	17,899	195,994
Linde PLC	317,741	60,024,452
Loop Industries, Inc. (a)(b)	6,560	92,824
LSB Industries, Inc. (a)	7,649	35,721
LyondellBasell Industries NV Class A	160,870	12,448,121
Marrone Bio Innovations, Inc. (a)(b)	8,836	12,105
Minerals Technologies, Inc.	21,940	1,057,508
NewMarket Corp.	5,074	2,408,882
Northern Technologies International Corp.	7,022	77,242
Olin Corp.	93,610	1,589,498
OMNOVA Solutions, Inc. (a)	28,601	287,440
PolyOne Corp.	43,633	1,396,692
PPG Industries, Inc.	138,059	15,295,557
PQ Group Holdings, Inc. (a)	22,435	320,596
Quaker Chemical Corp.	7,956	1,263,890
Rayonier Advanced Materials, Inc.	27,981	98,213
RPM International, Inc.	78,123	5,286,583
Sensient Technologies Corp.	24,285	1,586,296
Sherwin-Williams Co.	47,438	24,987,967
Stepan Co.	11,728	1,118,734
Taronis Technologies, Inc. (a)	10,725	20,378
The Chemours Co. LLC	93,120	1,319,510
The Mosaic Co.	208,007	3,825,249
The Scotts Miracle-Gro Co. Class A	22,538	2,396,240
Trecora Resources (a)	11,703	105,912
Tredegar Corp.	17,783	307,468
Trinseo SA	25,395	891,111
Tronox Holdings PLC (b)	54,126	402,156
Valhi, Inc. (b)	19,313	37,660
Valvoline, Inc.	108,388	2,449,569
Venator Materials PLC (a)	28,938	64,532
W.R. Grace & Co.	39,211	2,654,977
Westlake Chemical Corp.	20,716	1,213,750
		311,420,194
Construction Materials - 0.2%
Concrete Pumping Holdings, Inc. (a)	25,287	111,769
Eagle Materials, Inc.	25,871	2,178,079
Forterra, Inc. (a)(b)	8,775	52,475
Foundation Building Materials, Inc. (a)	10,209	174,880
Martin Marietta Materials, Inc.	36,806	9,340,259
nVent Electric PLC	94,155	1,907,580
Summit Materials, Inc. (a)	64,781	1,359,105
Tecnoglass, Inc.	9,923	71,148
U.S. Concrete, Inc. (a)(b)	8,877	359,696
United States Lime & Minerals, Inc.	1,071	82,649
Vulcan Materials Co.	77,778	10,986,143
		26,623,783
Containers & Packaging - 0.4%
Amcor PLC	950,480	9,333,714
Aptargroup, Inc.	36,835	4,501,974
Avery Dennison Corp.	49,637	5,736,548
Ball Corp.	196,176	15,774,512
Berry Global Group, Inc. (a)	76,434	2,991,627
Crown Holdings, Inc. (a)	78,892	5,194,249
Graphic Packaging Holding Co.	175,843	2,428,392
Greif, Inc.:
Class A	18,931	666,182
Class B	1,771	73,691
International Paper Co.	233,323	9,122,929
Myers Industries, Inc.	22,430	377,497
Owens-Illinois, Inc.	89,628	911,517
Packaging Corp. of America	55,704	5,602,708
Sealed Air Corp.	90,423	3,600,644
Silgan Holdings, Inc.	45,304	1,348,247
Sonoco Products Co.	58,295	3,334,474
UFP Technologies, Inc. (a)	4,148	173,303
WestRock Co.	150,762	5,153,045
		76,325,253
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	188,365	406,868
Alcoa Corp. (a)	105,818	1,897,317
Allegheny Technologies, Inc. (a)(b)	72,450	1,435,959
Ampco-Pittsburgh Corp. (a)	2,776	9,966
Atkore International Group, Inc. (a)	27,948	810,771
Carpenter Technology Corp.	27,298	1,327,775
Century Aluminum Co. (a)	29,311	161,504
Cleveland-Cliffs, Inc. (b)	169,464	1,345,544
Coeur d'Alene Mines Corp. (a)(b)	128,109	700,756
Commercial Metals Co.	69,376	1,087,122
Compass Minerals International, Inc. (b)	19,513	970,381
Comstock Mining, Inc. (a)(b)	3,024	321
Freeport-McMoRan, Inc.	847,260	7,786,319
Friedman Industries	533	3,385
General Moly, Inc. (a)	16,131	3,049
Gold Resource Corp.	44,290	151,029
Golden Minerals Co. (a)	18,930	5,155
Haynes International, Inc.	7,057	210,793
Hecla Mining Co.	282,393	502,660
Kaiser Aluminum Corp.	9,412	832,303
Livent Corp.	87,636	538,961
Materion Corp.	11,850	697,254
Mayville Engineering Co., Inc.	5,442	71,943
McEwen Mining, Inc. (b)	164,513	333,961
Newmont Goldcorp Corp.	479,658	19,133,558
Nucor Corp.	179,573	8,795,486
Olympic Steel, Inc.	4,288	46,096
Paramount Gold Nevada Corp. (a)(b)	2,121	1,824
Reliance Steel & Aluminum Co.	38,973	3,789,345
Royal Gold, Inc.	38,439	5,126,994
Ryerson Holding Corp. (a)	9,393	64,530
Schnitzer Steel Industries, Inc. Class A	16,224	359,199
Solitario Exploration & Royalty Corp. (a)	4,829	1,400
Steel Dynamics, Inc.	129,182	3,487,914
SunCoke Energy, Inc.	62,703	391,267
Synalloy Corp.	5,053	81,050
TimkenSteel Corp. (a)	23,977	125,160
U.S. Antimony Corp. (a)	6,654	4,425
United States Steel Corp. (b)	97,339	1,077,543
Universal Stainless & Alloy Products, Inc. (a)	4,453	70,046
Warrior Metropolitan Coal, Inc.	24,775	517,798
Worthington Industries, Inc.	25,414	881,866
		65,246,597
Paper & Forest Products - 0.0%
Boise Cascade Co.	23,703	744,274
Clearwater Paper Corp. (a)	9,549	152,975
Domtar Corp.	36,130	1,190,484
Louisiana-Pacific Corp. (b)	71,940	1,729,438
Mercer International, Inc. (SBI)	26,365	317,435
Neenah, Inc.	10,815	689,781
P.H. Glatfelter Co.	25,686	369,365
Resolute Forest Products	52,397	224,259
Schweitzer-Mauduit International, Inc.	19,649	659,027
Verso Corp. (a)(b)	19,832	202,485
		6,279,523

TOTAL MATERIALS		485,895,350

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust (SBI)	48,635	1,330,167
Agree Realty Corp.	24,313	1,815,938
Alexander & Baldwin, Inc.	41,944	960,098
Alexanders, Inc.	2,555	964,691
Alexandria Real Estate Equities, Inc.	65,682	9,841,791
American Assets Trust, Inc.	24,285	1,137,995
American Campus Communities, Inc.	81,482	3,787,283
American Finance Trust, Inc. (b)	32,944	394,340
American Homes 4 Rent Class A	152,600	3,903,508
American Tower Corp.	258,879	59,591,357
Americold Realty Trust	112,702	4,104,607
Apartment Investment & Management Co. Class A	85,675	4,369,425
Apple Hospitality (REIT), Inc.	116,925	1,862,615
Armada Hoffler Properties, Inc.	25,099	435,217
Ashford Hospitality Trust, Inc.	49,301	138,043
AvalonBay Communities, Inc.	81,650	17,355,524
Bluerock Residential Growth (REIT), Inc.	17,571	217,353
Boston Properties, Inc.	90,567	11,630,614
Braemar Hotels & Resorts, Inc.	16,975	155,661
Brandywine Realty Trust (SBI)	100,869	1,447,470
Brixmor Property Group, Inc.	176,980	3,261,741
BRT Realty Trust	40,637	588,424
Camden Property Trust (SBI)	56,527	6,119,048
CareTrust (REIT), Inc.	53,640	1,276,096
CatchMark Timber Trust, Inc.	26,842	266,004
CBL & Associates Properties, Inc.	108,282	98,537
Cedar Realty Trust, Inc.	51,576	122,235
Chatham Lodging Trust	27,209	451,397
Chesapeake Lodging Trust	34,136	879,002
CIM Commercial Trust Corp.	1,615	32,300
City Office REIT, Inc.	20,135	272,628
Clipper Realty, Inc.	10,440	114,214
Colony Capital, Inc.	286,182	1,287,819
Columbia Property Trust, Inc.	67,666	1,447,376
Community Healthcare Trust, Inc.	11,142	475,095
Condor Hospitality Trust, Inc.	29	320
CorEnergy Infrastructure Trust, Inc. (b)	6,061	273,412
CorePoint Lodging, Inc.	23,906	217,545
CoreSite Realty Corp.	20,954	2,434,436
Corporate Office Properties Trust (SBI)	63,488	1,834,168
Corrections Corp. of America	71,137	1,205,772
Cousins Properties, Inc.	86,616	3,005,575
Crown Castle International Corp.	243,203	35,305,780
CubeSmart	110,503	3,965,953
CyrusOne, Inc.	66,295	4,870,031
DDR Corp.	84,324	1,168,731
DiamondRock Hospitality Co.	113,457	1,074,438
Digital Realty Trust, Inc.	122,121	15,097,819
Douglas Emmett, Inc.	95,572	4,033,138
Duke Realty Corp.	211,011	7,020,336
Easterly Government Properties, Inc.	45,625	937,594
EastGroup Properties, Inc.	20,758	2,584,786
Empire State Realty Trust, Inc.	78,698	1,106,494
EPR Properties	44,538	3,485,099
Equinix, Inc.	49,139	27,335,043
Equity Commonwealth	70,027	2,357,109
Equity Lifestyle Properties, Inc.	53,057	7,147,839
Equity Residential (SBI)	218,037	18,480,816
Essential Properties Realty Trust, Inc.	41,462	941,602
Essex Property Trust, Inc.	38,575	12,392,605
Extra Space Storage, Inc.	74,378	9,068,166
Farmland Partners, Inc. (b)	23,454	141,428
Federal Realty Investment Trust (SBI)	43,995	5,684,594
First Industrial Realty Trust, Inc.	71,088	2,768,878
Four Corners Property Trust, Inc.	41,397	1,179,401
Franklin Street Properties Corp.	62,632	474,124
Front Yard Residential Corp. Class B	29,791	330,382
Gaming & Leisure Properties	117,492	4,596,287
Getty Realty Corp.	22,297	708,153
Gladstone Commercial Corp.	20,421	462,944
Gladstone Land Corp.	6,278	72,260
Global Medical REIT, Inc.	20,045	219,092
Global Net Lease, Inc.	49,585	951,040
Government Properties Income Trust	27,224	738,043
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,004	994,791
HCP, Inc.	278,651	9,671,976
Healthcare Realty Trust, Inc.	73,275	2,434,928
Healthcare Trust of America, Inc.	123,896	3,513,691
Hersha Hospitality Trust	19,002	264,128
Highwoods Properties, Inc. (SBI)	62,182	2,686,884
Hospitality Properties Trust (SBI)	97,032	2,342,352
Host Hotels & Resorts, Inc.	431,252	6,917,282
Hudson Pacific Properties, Inc.	91,641	3,115,794
Independence Realty Trust, Inc.	51,678	718,841
Industrial Logistics Properties Trust	39,429	843,386
Investors Real Estate Trust	7,283	504,348
Invitation Homes, Inc.	244,136	7,021,351
Iron Mountain, Inc.	168,422	5,364,241
iStar Financial, Inc.	38,443	492,070
JBG SMITH Properties	72,186	2,761,836
Jernigan Capital, Inc.	10,149	195,977
Kilroy Realty Corp.	59,381	4,623,405
Kimco Realty Corp.	253,124	4,652,419
Kite Realty Group Trust	52,308	747,481
Lamar Advertising Co. Class A	50,268	3,853,042
Lexington Corporate Properties Trust	121,940	1,266,957
Liberty Property Trust (SBI)	87,191	4,544,395
Life Storage, Inc.	26,522	2,810,271
LTC Properties, Inc.	21,044	1,026,947
Mack-Cali Realty Corp.	52,171	1,062,723
Medical Properties Trust, Inc.	257,233	4,781,961
Mid-America Apartment Communities, Inc.	67,583	8,561,414
Monmouth Real Estate Investment Corp. Class A	55,353	726,231
National Health Investors, Inc.	24,884	2,064,377
National Retail Properties, Inc.	95,356	5,354,239
National Storage Affiliates Trust	33,699	1,127,569
New Senior Investment Group, Inc.	53,629	335,181
NexPoint Residential Trust, Inc.	12,538	581,763
NorthStar Realty Europe Corp.	29,515	499,689
Omega Healthcare Investors, Inc.	128,326	5,220,302
One Liberty Properties, Inc.	11,468	307,113
Outfront Media, Inc.	83,338	2,290,128
Paramount Group, Inc.	116,806	1,539,503
Park Hotels & Resorts, Inc.	114,036	2,685,548
Pebblebrook Hotel Trust	74,322	2,004,464
Pennsylvania Real Estate Investment Trust (SBI) (b)	36,648	188,371
Physicians Realty Trust	113,833	1,971,588
Piedmont Office Realty Trust, Inc. Class A	72,866	1,438,375
Plymouth Industrial REIT, Inc.	6,221	116,084
Potlatch Corp.	41,256	1,587,531
Power (REIT) (a)	191	1,870
Preferred Apartment Communities, Inc. Class A	26,209	352,773
Prologis, Inc.	369,690	30,913,478
PS Business Parks, Inc.	11,535	2,071,801
Public Storage	88,289	23,373,630
QTS Realty Trust, Inc. Class A	31,841	1,562,119
Ramco-Gershenson Properties Trust (SBI)	43,177	513,806
Rayonier, Inc.	75,105	2,012,814
Realty Income Corp.	185,390	13,683,636
Regency Centers Corp.	96,666	6,235,924
Retail Opportunity Investments Corp.	66,219	1,159,495
Retail Properties America, Inc.	132,243	1,502,280
Rexford Industrial Realty, Inc.	63,747	2,816,980
RLJ Lodging Trust	106,807	1,731,341
Ryman Hospitality Properties, Inc.	29,647	2,361,680
Sabra Health Care REIT, Inc.	110,087	2,380,081
Safety Income and Growth, Inc.	5,775	169,208
Saul Centers, Inc.	7,579	380,693
SBA Communications Corp. Class A	66,829	17,537,934
Senior Housing Properties Trust (SBI)	135,313	1,148,807
Seritage Growth Properties	16,632	650,145
Simon Property Group, Inc.	180,715	26,915,692
SL Green Realty Corp.	49,134	3,941,529
Sotherly Hotels, Inc.	14,156	96,190
Spirit MTA REIT	22,155	186,102
Spirit Realty Capital, Inc. (b)	49,352	2,365,935
Stag Industrial, Inc.	67,336	1,958,131
Store Capital Corp.	116,103	4,384,049
Summit Hotel Properties, Inc.	61,287	683,963
Sun Communities, Inc.	53,236	7,868,281
Sunstone Hotel Investors, Inc.	128,335	1,686,322
Tanger Factory Outlet Centers, Inc. (b)	54,331	768,240
Target Hospitality Corp. (a)	21,649	132,059
Taubman Centers, Inc.	35,411	1,382,800
Terreno Realty Corp.	33,956	1,716,815
The GEO Group, Inc.	69,993	1,201,080
The Macerich Co. (b)	59,669	1,702,357
UDR, Inc.	168,838	8,134,615
UMH Properties, Inc.	21,295	273,854
Uniti Group, Inc.	111,753	825,855
Universal Health Realty Income Trust (SBI)	7,261	702,066
Urban Edge Properties	66,801	1,169,686
Urstadt Biddle Properties, Inc. Class A	19,321	405,548
Ventas, Inc.	217,804	15,984,636
VEREIT, Inc.	583,852	5,692,557
VICI Properties, Inc.	240,868	5,337,635
Vornado Realty Trust	100,023	6,048,391
Washington Prime Group, Inc. (b)	111,366	359,712
Washington REIT (SBI)	45,453	1,204,050
Weingarten Realty Investors (SBI)	65,849	1,744,340
Welltower, Inc.	237,931	21,309,100
Weyerhaeuser Co.	438,620	11,540,092
Wheeler REIT, Inc. (a)	1,805	2,689
Whitestone REIT Class B	22,623	280,978
WP Carey, Inc.	99,602	8,944,260
Xenia Hotels & Resorts, Inc.	68,078	1,375,856
		706,505,753
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	5,788	114,602
Boston Omaha Corp. (a)(b)	4,669	95,621
CBRE Group, Inc. (a)	183,434	9,588,095
Colony NorthStar Credit Real Estate, Inc.	50,202	629,031
Consolidated-Tomoka Land Co.	3,056	195,095
eXp World Holdings, Inc. (a)(b)	25,290	220,023
Forestar Group, Inc. (a)	5,961	113,617
FRP Holdings, Inc. (a)	4,072	200,302
Griffin Industrial Realty, Inc.	1,299	46,751
Howard Hughes Corp. (a)	22,867	2,887,416
Jones Lang LaSalle, Inc.	29,857	4,002,331
Kennedy-Wilson Holdings, Inc.	72,065	1,511,924
Legacy Housing Corp.	1,687	24,917
Marcus & Millichap, Inc. (a)	13,770	496,822
Maui Land & Pineapple, Inc. (a)	8,346	87,800
Newmark Group, Inc.	87,607	760,429
Postal Realty Trust, Inc.	4,427	67,423
RE/MAX Holdings, Inc.	10,712	274,977
Realogy Holdings Corp. (b)	62,932	300,815
Redfin Corp. (a)(b)	39,838	672,864
Retail Value, Inc.	9,325	344,932
Stratus Properties, Inc. (a)	6,594	173,422
Tejon Ranch Co. (a)	13,337	223,261
The St. Joe Co. (a)(b)	35,474	637,823
Transcontinental Realty Investors, Inc. (a)	3,654	107,099
Trinity Place Holdings, Inc. (a)	22,461	85,801
Twin River Worldwide Holdings, Inc.	15,245	345,299
		24,208,492

TOTAL REAL ESTATE		730,714,245

UTILITIES - 3.4%
Electric Utilities - 1.9%
Allete, Inc.	30,836	2,643,570
Alliant Energy Corp.	138,906	7,285,620
American Electric Power Co., Inc.	287,488	26,204,531
Duke Energy Corp.	427,129	39,611,943
Edison International	207,601	15,003,324
El Paso Electric Co.	23,553	1,570,985
Entergy Corp.	111,071	12,533,252
Evergy, Inc.	142,504	9,262,760
Eversource Energy	188,041	15,067,725
Exelon Corp.	566,777	26,785,881
FirstEnergy Corp.	297,290	13,675,340
Genie Energy Ltd. Class B (b)	9,403	67,325
Hawaiian Electric Industries, Inc. (b)	64,481	2,862,956
IDACORP, Inc.	29,812	3,273,656
MGE Energy, Inc.	20,286	1,538,693
NextEra Energy, Inc.	280,649	61,484,583
OGE Energy Corp.	118,606	5,084,639
Otter Tail Corp.	25,169	1,274,055
Pinnacle West Capital Corp.	65,738	6,265,489
PNM Resources, Inc.	46,528	2,373,393
Portland General Electric Co.	53,624	3,050,669
PPL Corp.	423,646	12,518,739
Southern Co.	608,112	35,428,605
Spark Energy, Inc. Class A, (b)	6,553	61,991
Vistra Energy Corp.	223,274	5,570,686
Xcel Energy, Inc.	297,913	19,131,973
		329,632,383
Gas Utilities - 0.2%
Atmos Energy Corp.	66,963	7,381,331
Chesapeake Utilities Corp. (b)	11,166	1,056,080
National Fuel Gas Co.	49,238	2,301,384
New Jersey Resources Corp.	50,154	2,294,044
Northwest Natural Holding Co.	18,003	1,284,694
ONE Gas, Inc.	30,473	2,791,632
RGC Resources, Inc.	4,812	136,565
South Jersey Industries, Inc. (b)	53,651	1,735,073
Southwest Gas Holdings, Inc.	29,983	2,735,349
Spire, Inc.	29,005	2,462,525
UGI Corp.	122,466	5,960,420
		30,139,097
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (a)	12,341	55,288
NRG Energy, Inc.	148,641	5,410,532
NRG Yield, Inc.:
Class A	11,869	198,924
Class C (b)	51,100	904,470
Ormat Technologies, Inc. (b)	29,761	2,210,349
Pattern Energy Group, Inc.	52,972	1,438,190
Terraform Power, Inc.	48,503	822,611
The AES Corp.	387,812	5,945,158
		16,985,522
Multi-Utilities - 1.0%
Ameren Corp.	142,887	11,023,732
Avangrid, Inc.	33,499	1,693,039
Avista Corp.	38,042	1,784,170
Black Hills Corp.	32,938	2,526,674
CenterPoint Energy, Inc.	295,708	8,188,155
CMS Energy Corp.	167,401	10,554,633
Consolidated Edison, Inc.	192,563	17,118,851
Dominion Energy, Inc.	470,656	36,537,025
DTE Energy Co.	107,322	13,915,371
MDU Resources Group, Inc.	114,276	3,072,882
NiSource, Inc.	216,552	6,399,112
NorthWestern Energy Corp.	30,592	2,216,084
Public Service Enterprise Group, Inc.	295,965	17,897,004
Sempra Energy	160,923	22,791,524
Unitil Corp.	8,305	501,373
WEC Energy Group, Inc.	184,911	17,708,926
		173,928,555
Water Utilities - 0.2%
American States Water Co.	21,837	2,020,578
American Water Works Co., Inc.	105,264	13,402,212
Aqua America, Inc.	125,858	5,574,251
AquaVenture Holdings Ltd. (a)	11,992	212,019
Artesian Resources Corp. Class A	8,828	321,339
Cadiz, Inc. (a)(b)	12,508	143,967
California Water Service Group	26,929	1,519,873
Connecticut Water Service, Inc.	7,369	516,862
Global Water Resources, Inc.	9,596	114,288
Middlesex Water Co.	10,570	645,193
Pure Cycle Corp. (a)	12,318	133,650
Select Energy Services, Inc. Class A (a)	38,978	318,060
SJW Corp.	13,792	942,407
York Water Co.	9,045	337,740
		26,202,439

TOTAL UTILITIES		576,887,996

TOTAL COMMON STOCKS
(Cost $17,165,628,886)		17,044,382,069
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.4% to 2.42% 9/12/19 (d)
(Cost $2,358,284)	2,360,000	2,358,901
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.13% (e)	60,723,448	$60,735,593
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	445,154,725	445,199,240
TOTAL MONEY MARKET FUNDS
(Cost $505,934,833)		505,934,833
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $17,673,922,003)		17,552,675,803
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(470,741,396)
NET ASSETS - 100%		$17,081,934,407

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	61	Sept. 2019	$4,557,310	$105,857	$105,857
CME E-mini S&P 500 Index Contracts (United States)	209	Sept. 2019	30,564,160	836,845	836,845
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Sept. 2019	2,257,680	56,456	56,456
TOTAL FUTURES CONTRACTS					$999,158

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,358,901.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$782,316
Fidelity Securities Lending Cash Central Fund	752,695
Total	$1,535,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,629,268,288	$1,629,268,288	$--	$--
Consumer Discretionary	1,780,930,774	1,780,930,774	--	--
Consumer Staples	1,157,203,733	1,157,203,733	--	--
Energy	694,231,934	694,231,934	--	--
Financials	2,278,158,717	2,278,158,717	--	--
Health Care	2,350,413,413	2,350,413,078	--	335
Industrials	1,689,138,586	1,689,138,586	--	--
Information Technology	3,671,539,033	3,671,539,033	--	--
Materials	485,895,350	485,895,350	--	--
Real Estate	730,714,245	730,714,245	--	--
Utilities	576,887,996	576,887,996	--	--
U.S. Government and Government Agency Obligations	2,358,901	--	2,358,901	--
Money Market Funds	505,934,833	505,934,833	--	--
Total Investments in Securities:	$17,552,675,803	$17,550,316,567	$2,358,901	$335
Derivative Instruments:
Assets
Futures Contracts	$999,158	$999,158	$--	$--
Total Assets	$999,158	$999,158	$--	$--
Total Derivative Instruments:	$999,158	$999,158	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$999,158	$0
Total Equity Risk	999,158	0
Total Value of Derivatives	$999,158	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $433,628,003) — See accompanying schedule: Unaffiliated issuers (cost $17,167,987,170)	$17,046,740,970
Fidelity Central Funds (cost $505,934,833)	505,934,833
Total Investment in Securities (cost $17,673,922,003)		$17,552,675,803
Segregated cash with brokers for derivative instruments		1,713,386
Cash		449
Receivable for investments sold		75,731,374
Receivable for fund shares sold		3,394,957
Dividends receivable		29,653,655
Distributions receivable from Fidelity Central Funds		477,676
Total assets		17,663,647,300
Liabilities
Payable for fund shares redeemed	$136,265,409
Payable for daily variation margin on futures contracts	80,812
Other payables and accrued expenses	167,432
Collateral on securities loaned	445,199,240
Total liabilities		581,712,893
Net Assets		$17,081,934,407
Net Assets consist of:
Paid in capital		$17,092,306,875
Total distributable earnings (loss)		(10,372,468)
Net Assets, for 1,713,324,913 shares outstanding		$17,081,934,407
Net Asset Value, offering price and redemption price per share ($17,081,934,407 ÷ 1,713,324,913 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 26, 2019 (commencement of operations) to August 31, 2019 (Unaudited)
Investment Income
Dividends		$118,947,649
Interest		30,747
Income from Fidelity Central Funds (including $752,695 from security lending)		1,535,011
Total income		120,513,407
Expenses
Custodian fees and expenses	$167,432
Independent trustees' fees and expenses	24,645
Interest	32,206
Total expenses		224,283
Net investment income (loss)		120,289,124
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,927,441)
Futures contracts	512,891
Total net realized gain (loss)		(10,414,550)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(121,246,200)
Futures contracts	999,158
Total change in net unrealized appreciation (depreciation)		(120,247,042)
Net gain (loss)		(130,661,592)
Net increase (decrease) in net assets resulting from operations		$(10,372,468)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 26, 2019 (commencement of operations) to August 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,289,124
Net realized gain (loss)	(10,414,550)
Change in net unrealized appreciation (depreciation)	(120,247,042)
Net increase (decrease) in net assets resulting from operations	(10,372,468)
Share transactions
Proceeds from sales of shares	18,945,791,205
Cost of shares redeemed	(1,853,484,330)
Net increase (decrease) in net assets resulting from share transactions	17,092,306,875
Total increase (decrease) in net assets	17,081,934,407
Net Assets
Beginning of period	–
End of period	$17,081,934,407
Other Information
Shares
Sold	1,897,725,191
Redeemed	(184,400,278)
Net increase (decrease)	1,713,324,913

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

Six months ended (Unaudited) August 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	(.10)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnC	(.30)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F
Expenses net of fee waivers, if any	- %F
Expenses net of all reductions	- %F
Net investment income (loss)	2.08%F
Supplemental Data
Net assets, end of period (000 omitted)	$17,081,934
Portfolio turnover rateG	13%H,I

 A For the period April 26, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$837,992,707
Gross unrealized depreciation	(988,395,808)
Net unrealized appreciation (depreciation)	$(150,403,101)
Tax cost	$17,704,078,062

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and in-kind transactions, aggregated $1,851,049,911 and $1,715,188,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$439,983,000	2.64%	$32,206

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, Series Total Market Index Fund received investments and cash valued at $17,132,980,258 in exchange for 1,713,298,026 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,342.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $1,338,855. Total fees paid by the Fund to NFS, as lending agent, amounted to $79,744. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,678 from securities loaned to NFS, as affiliated borrower.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (April 26, 2019 to August 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value August 31, 2019	Expenses Paid During Period
Actual	- %	$1,000.00	$997.00	$--B
Hypothetical-C		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period April 26, 2019 to August 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Total Market Index Fund

On January 23, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR for the fund, as well as the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy, and the purpose of Series funds generally. The Board considered the structure of the investment personnel compensation program, and whether this structure, provides, appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund will not pay FMR a management fee for investment advisory services. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses).

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.014%, through June 30, 2022.

Based on its review, the Board considered that the fund will not pay a management fee and concluded that the fund's projected total expense ratio was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is offered exclusively to other Fidelity funds, which use the fund to gain exposure to a specific type of investment. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' equity allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

STX-SANN-1019
1.9892982.100

Fidelity® 500 Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	4.3
Apple, Inc.	3.7
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.3
21.6

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	22.0
Health Care	13.9
Financials	12.7
Communication Services	10.4
Consumer Discretionary	10.1
Industrials	9.2
Consumer Staples	7.6
Energy	4.4
Utilities	3.5
Real Estate	3.2

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	60,516,949	$2,133,828
CenturyLink, Inc. (a)	7,956,224	90,542
Verizon Communications, Inc.	34,294,378	1,994,561
		4,218,931
Entertainment - 1.9%
Activision Blizzard, Inc.	6,351,933	321,408
Electronic Arts, Inc. (b)	2,459,900	230,443
Netflix, Inc. (b)	3,625,544	1,065,004
Take-Two Interactive Software, Inc. (b)	933,228	123,158
The Walt Disney Co.	14,475,873	1,986,958
Viacom, Inc. Class B (non-vtg.)	2,932,509	73,254
		3,800,225
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (b)	2,483,002	2,956,088
Class C (b)	2,541,350	3,019,378
Facebook, Inc. Class A (b)	19,922,523	3,699,015
TripAdvisor, Inc. (a)(b)	858,314	32,607
Twitter, Inc. (b)	6,055,007	258,246
		9,965,334
Media - 1.4%
CBS Corp. Class B	2,918,495	122,752
Charter Communications, Inc. Class A (b)	1,426,470	584,268
Comcast Corp. Class A	37,558,544	1,662,341
Discovery Communications, Inc.:
Class A (a)(b)	1,309,560	36,144
Class C (non-vtg.) (a)(b)	2,989,140	77,807
DISH Network Corp. Class A (b)	1,913,291	64,210
Fox Corp.:
Class A	2,937,860	97,449
Class B	1,346,906	44,179
Interpublic Group of Companies, Inc.	3,209,429	63,803
News Corp.:
Class A	3,195,751	43,942
Class B	1,027,508	14,550
Omnicom Group, Inc. (a)	1,825,691	138,862
		2,950,307
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	2,621,119	204,578

TOTAL COMMUNICATION SERVICES		21,139,375

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	2,138,036	177,820
BorgWarner, Inc.	1,718,705	56,081
		233,901
Automobiles - 0.4%
Ford Motor Co.	32,494,848	297,978
General Motors Co.	10,938,372	405,704
Harley-Davidson, Inc. (a)	1,319,076	42,079
		745,761
Distributors - 0.1%
Genuine Parts Co.	1,211,202	109,359
LKQ Corp. (b)	2,603,722	68,400
		177,759
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	1,685,759	40,829
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	3,320,279	146,358
Chipotle Mexican Grill, Inc. (b)	202,234	169,557
Darden Restaurants, Inc.	1,019,750	123,369
Hilton Worldwide Holdings, Inc.	2,413,571	222,942
Marriott International, Inc. Class A	2,291,823	288,907
McDonald's Corp.	6,331,609	1,380,101
MGM Mirage, Inc.	4,231,882	118,747
Norwegian Cruise Line Holdings Ltd. (b)	1,786,112	90,645
Royal Caribbean Cruises Ltd.	1,425,535	148,655
Starbucks Corp.	10,043,591	969,809
Wynn Resorts Ltd.	803,486	88,504
Yum! Brands, Inc.	2,537,226	296,297
		4,043,891
Household Durables - 0.3%
D.R. Horton, Inc.	2,815,979	139,306
Garmin Ltd.	1,005,479	82,017
Leggett & Platt, Inc. (a)	1,088,518	40,482
Lennar Corp. Class A	2,366,869	120,710
Mohawk Industries, Inc. (b)	510,454	60,688
Newell Brands, Inc.	3,227,781	53,581
PulteGroup, Inc.	2,114,246	71,462
Whirlpool Corp.	525,224	73,053
		641,299
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	3,429,340	6,091,502
eBay, Inc.	6,793,317	273,703
Expedia, Inc.	1,148,038	149,360
The Booking Holdings, Inc. (b)	358,980	705,902
		7,220,467
Leisure Products - 0.0%
Hasbro, Inc.	960,126	106,065
Multiline Retail - 0.5%
Dollar General Corp.	2,142,083	334,358
Dollar Tree, Inc. (b)	1,970,068	200,021
Kohl's Corp.	1,343,562	63,497
Macy's, Inc.	2,561,249	37,804
Nordstrom, Inc. (a)	872,043	25,263
Target Corp.	4,248,409	454,750
		1,115,693
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	594,862	82,061
AutoZone, Inc. (b)	203,401	224,085
Best Buy Co., Inc.	1,926,520	122,623
CarMax, Inc. (a)(b)	1,378,108	114,769
Gap, Inc. (a)	1,755,177	27,714
L Brands, Inc.	1,901,932	31,401
Lowe's Companies, Inc.	6,492,147	728,419
O'Reilly Automotive, Inc. (b)	649,094	249,096
Ross Stores, Inc.	3,046,918	323,004
The Home Depot, Inc.	9,123,863	2,079,420
Tiffany & Co., Inc. (a)	895,998	76,043
TJX Companies, Inc.	10,055,764	552,765
Tractor Supply Co.	1,000,395	101,920
Ulta Beauty, Inc. (b)	460,512	109,478
		4,822,798
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	1,251,626	33,018
Hanesbrands, Inc.	2,997,414	40,945
NIKE, Inc. Class B	10,421,096	880,583
PVH Corp.	621,198	47,087
Ralph Lauren Corp.	432,790	38,233
Tapestry, Inc.	2,405,884	49,682
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,559,039	29,014
Class C (non-vtg.) (a)(b)	1,610,931	27,257
VF Corp.	2,700,538	221,309
		1,367,128

TOTAL CONSUMER DISCRETIONARY		20,515,591

CONSUMER STAPLES - 7.6%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	1,379,380	81,370
Constellation Brands, Inc. Class A (sub. vtg.)	1,386,541	283,340
Molson Coors Brewing Co. Class B	1,557,167	79,976
Monster Beverage Corp. (b)	3,245,383	190,407
PepsiCo, Inc.	11,624,279	1,589,388
The Coca-Cola Co.	31,838,180	1,752,373
		3,976,854
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	3,646,847	1,074,945
Kroger Co.	6,689,221	158,401
Sysco Corp.	3,921,056	291,452
Walgreens Boots Alliance, Inc.	6,444,368	329,887
Walmart, Inc.	11,599,334	1,325,340
		3,180,025
Food Products - 1.2%
Archer Daniels Midland Co.	4,645,036	176,744
Campbell Soup Co. (a)	1,598,218	71,920
Conagra Brands, Inc.	4,029,336	114,272
General Mills, Inc.	4,965,334	267,135
Hormel Foods Corp. (a)	2,257,661	96,199
Kellogg Co.	2,061,149	129,440
Lamb Weston Holdings, Inc.	1,212,943	85,379
McCormick & Co., Inc. (non-vtg.)	1,015,429	165,383
Mondelez International, Inc.	11,944,477	659,574
The Hershey Co.	1,155,070	183,055
The J.M. Smucker Co.	943,220	99,189
The Kraft Heinz Co.	5,159,189	131,663
Tyson Foods, Inc. Class A	2,444,593	227,445
		2,407,398
Household Products - 1.8%
Church & Dwight Co., Inc.	2,041,713	162,888
Clorox Co.	1,056,169	167,044
Colgate-Palmolive Co.	7,119,034	527,876
Kimberly-Clark Corp.	2,850,839	402,282
Procter & Gamble Co.	20,799,737	2,500,752
		3,760,842
Personal Products - 0.2%
Coty, Inc. Class A	2,492,317	23,802
Estee Lauder Companies, Inc. Class A	1,818,262	359,998
		383,800
Tobacco - 0.8%
Altria Group, Inc.	15,514,164	678,590
Philip Morris International, Inc.	12,901,131	930,043
		1,608,633

TOTAL CONSUMER STAPLES		15,317,552

ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	4,269,704	92,610
Halliburton Co.	7,247,257	136,538
Helmerich & Payne, Inc.	916,379	34,447
National Oilwell Varco, Inc.	3,200,151	65,379
Schlumberger Ltd.	11,485,799	372,484
TechnipFMC PLC	3,492,530	86,754
		788,212
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp. (a)	3,117,236	67,239
Cabot Oil & Gas Corp.	3,510,000	60,091
Chevron Corp.	15,796,035	1,859,509
Cimarex Energy Co.	841,110	35,983
Concho Resources, Inc.	1,663,379	121,676
ConocoPhillips Co.	9,371,719	489,016
Devon Energy Corp.	3,442,948	75,710
Diamondback Energy, Inc.	1,283,574	125,893
EOG Resources, Inc.	4,812,209	357,018
Exxon Mobil Corp.	35,085,352	2,402,645
Hess Corp.	2,113,605	133,051
HollyFrontier Corp.	1,302,746	57,790
Kinder Morgan, Inc.	16,143,539	327,230
Marathon Oil Corp.	6,782,375	80,303
Marathon Petroleum Corp.	5,494,604	270,389
Noble Energy, Inc.	3,965,618	89,544
Occidental Petroleum Corp.	7,424,411	322,813
ONEOK, Inc.	3,422,682	243,969
Phillips 66 Co.	3,463,513	341,606
Pioneer Natural Resources Co.	1,396,616	172,370
The Williams Companies, Inc.	10,048,318	237,140
Valero Energy Corp.	3,459,873	260,459
		8,131,444

TOTAL ENERGY		8,919,656

FINANCIALS - 12.7%
Banks - 5.3%
Bank of America Corp.	73,325,420	2,017,182
BB&T Corp.	6,351,211	302,635
Citigroup, Inc.	19,175,597	1,233,950
Citizens Financial Group, Inc.	3,800,809	128,239
Comerica, Inc.	1,278,344	78,810
Fifth Third Bancorp	6,029,745	159,487
First Republic Bank	1,366,408	122,594
Huntington Bancshares, Inc.	8,677,360	114,975
JPMorgan Chase & Co.	26,899,883	2,955,221
KeyCorp	8,361,000	138,793
M&T Bank Corp.	1,132,906	165,642
Peoples United Financial, Inc.	3,270,266	46,994
PNC Financial Services Group, Inc.	3,743,444	482,642
Regions Financial Corp.	8,401,930	122,836
SunTrust Banks, Inc.	3,680,323	226,377
SVB Financial Group (b)	433,868	84,439
U.S. Bancorp	12,409,692	653,867
Wells Fargo & Co.	33,541,454	1,562,026
Zions Bancorp NA	1,513,878	62,205
		10,658,914
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	424,555	32,534
Ameriprise Financial, Inc.	1,110,367	143,215
Bank of New York Mellon Corp.	7,304,786	307,239
BlackRock, Inc. Class A	986,630	416,910
Cboe Global Markets, Inc.	926,329	110,381
Charles Schwab Corp.	9,852,521	377,056
CME Group, Inc.	2,968,399	645,003
E*TRADE Financial Corp.	2,028,877	84,685
Franklin Resources, Inc. (a)	2,441,118	64,153
Goldman Sachs Group, Inc.	2,821,279	575,287
IntercontinentalExchange, Inc.	4,675,718	437,086
Invesco Ltd. (a)	3,321,747	52,151
MarketAxess Holdings, Inc.	312,594	124,294
Moody's Corp.	1,367,826	294,876
Morgan Stanley	10,601,649	439,862
MSCI, Inc.	702,181	164,753
Northern Trust Corp.	1,805,035	158,717
Raymond James Financial, Inc.	1,047,811	82,264
S&P Global, Inc.	2,040,569	530,936
State Street Corp.	3,094,375	158,772
T. Rowe Price Group, Inc.	1,960,913	216,916
The NASDAQ OMX Group, Inc.	961,849	96,031
		5,513,121
Consumer Finance - 0.7%
American Express Co.	5,678,265	683,493
Capital One Financial Corp.	3,894,023	337,300
Discover Financial Services	2,684,447	214,675
Synchrony Financial	5,258,712	168,542
		1,404,010
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	16,068,774	3,268,549
Jefferies Financial Group, Inc.	2,101,061	39,164
		3,307,713
Insurance - 2.4%
AFLAC, Inc.	6,181,626	310,194
Allstate Corp.	2,762,211	282,823
American International Group, Inc.	7,212,230	375,324
Aon PLC	1,994,472	388,623
Arthur J. Gallagher & Co.	1,536,159	139,345
Assurant, Inc.	509,767	62,701
Chubb Ltd.	3,796,788	593,362
Cincinnati Financial Corp.	1,258,012	141,514
Everest Re Group Ltd.	337,777	79,675
Globe Life, Inc.	838,727	74,865
Hartford Financial Services Group, Inc.	2,997,645	174,703
Lincoln National Corp.	1,677,882	88,726
Loews Corp.	2,224,827	106,947
Marsh & McLennan Companies, Inc.	4,240,200	423,554
MetLife, Inc.	7,880,711	349,115
Principal Financial Group, Inc.	2,148,108	114,322
Progressive Corp.	4,842,567	367,067
Prudential Financial, Inc.	3,366,659	269,636
The Travelers Companies, Inc.	2,171,810	319,169
Unum Group	1,756,973	44,645
Willis Group Holdings PLC	1,071,659	212,156
		4,918,466

TOTAL FINANCIALS		25,802,224

HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	12,258,721	805,888
Alexion Pharmaceuticals, Inc. (b)	1,859,433	187,356
Amgen, Inc.	5,057,751	1,055,148
Biogen, Inc. (b)	1,607,812	353,317
Celgene Corp. (b)	5,848,203	566,106
Gilead Sciences, Inc.	10,544,071	669,970
Incyte Corp. (b)	1,475,894	120,758
Regeneron Pharmaceuticals, Inc. (b)	652,110	189,145
Vertex Pharmaceuticals, Inc. (b)	2,123,823	382,331
		4,330,019
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	14,629,056	1,248,151
Abiomed, Inc. (b)	374,188	72,244
Align Technology, Inc. (b)	603,715	110,546
Baxter International, Inc.	3,934,317	346,023
Becton, Dickinson & Co.	2,236,689	567,940
Boston Scientific Corp. (b)	11,531,663	492,748
Danaher Corp.	5,224,309	742,322
Dentsply Sirona, Inc.	1,940,199	101,181
Edwards Lifesciences Corp. (b)	1,728,954	383,551
Hologic, Inc. (b)	2,222,742	109,737
IDEXX Laboratories, Inc. (b)	713,185	206,638
Intuitive Surgical, Inc. (b)	957,334	489,523
Medtronic PLC	11,117,423	1,199,459
ResMed, Inc.	1,189,053	165,635
Stryker Corp.	2,567,925	566,638
Teleflex, Inc.	382,721	139,280
The Cooper Companies, Inc.	410,368	127,111
Varian Medical Systems, Inc. (b)	754,148	79,887
Zimmer Biomet Holdings, Inc.	1,698,239	236,395
		7,385,009
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,289,704	106,104
Anthem, Inc.	2,132,737	557,753
Cardinal Health, Inc.	2,471,592	106,600
Centene Corp. (b)	3,427,749	159,802
Cigna Corp.	3,146,566	484,477
CVS Health Corp.	10,772,415	656,256
DaVita HealthCare Partners, Inc. (b)	871,777	49,142
HCA Holdings, Inc.	2,214,030	266,126
Henry Schein, Inc. (a)(b)	1,236,161	76,172
Humana, Inc.	1,119,746	317,123
Laboratory Corp. of America Holdings (b)	816,788	136,861
McKesson Corp.	1,575,215	217,805
Quest Diagnostics, Inc.	1,114,273	114,068
UnitedHealth Group, Inc.	7,880,496	1,844,036
Universal Health Services, Inc. Class B	687,288	99,368
Wellcare Health Plans, Inc. (b)	417,200	112,953
		5,304,646
Health Care Technology - 0.1%
Cerner Corp.	2,698,477	185,952
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,620,297	186,329
Illumina, Inc. (b)	1,218,963	342,943
IQVIA Holdings, Inc. (b)	1,308,460	203,008
Mettler-Toledo International, Inc. (b)	205,673	135,084
PerkinElmer, Inc.	919,761	76,064
Thermo Fisher Scientific, Inc.	3,316,748	952,106
Waters Corp. (b)	576,105	122,071
		2,017,605
Pharmaceuticals - 4.5%
Allergan PLC	2,555,128	408,105
Bristol-Myers Squibb Co.	13,563,865	652,015
Corteva, Inc.	6,209,372	182,059
Eli Lilly & Co.	7,164,845	809,413
Johnson & Johnson	22,016,428	2,826,029
Merck & Co., Inc.	21,349,630	1,846,103
Mylan NV (b)	4,274,347	83,222
Nektar Therapeutics (a)(b)	1,445,400	25,396
Perrigo Co. PLC	1,037,460	48,532
Pfizer, Inc.	46,037,038	1,636,617
Zoetis, Inc. Class A	3,969,142	501,779
		9,019,270

TOTAL HEALTH CARE		28,242,501

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.7%
Arconic, Inc.	3,310,934	85,555
General Dynamics Corp.	2,251,679	430,679
Harris Corp.	1,836,009	388,151
Huntington Ingalls Industries, Inc.	344,560	72,013
Lockheed Martin Corp.	2,038,313	782,936
Northrop Grumman Corp.	1,408,027	517,971
Raytheon Co.	2,309,736	428,040
Textron, Inc.	1,930,124	86,856
The Boeing Co.	4,338,894	1,579,748
TransDigm Group, Inc.	405,704	218,399
United Technologies Corp.	6,726,118	876,010
		5,466,358
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	1,132,417	95,678
Expeditors International of Washington, Inc.	1,426,237	101,405
FedEx Corp.	1,987,896	315,300
United Parcel Service, Inc. Class B	5,784,079	686,339
		1,198,722
Airlines - 0.4%
Alaska Air Group, Inc.	1,024,128	61,161
American Airlines Group, Inc.	3,282,934	86,374
Delta Air Lines, Inc.	4,939,933	285,825
Southwest Airlines Co.	4,052,915	212,049
United Continental Holdings, Inc. (b)	1,832,826	154,526
		799,935
Building Products - 0.3%
A.O. Smith Corp.	1,170,346	54,444
Allegion PLC	779,025	74,997
Fortune Brands Home & Security, Inc.	1,159,931	59,226
Johnson Controls International PLC	6,598,827	281,704
Masco Corp.	2,434,186	99,144
		569,515
Commercial Services & Supplies - 0.4%
Cintas Corp.	702,376	185,287
Copart, Inc. (b)	1,671,882	126,043
Republic Services, Inc.	1,786,673	159,461
Rollins, Inc.	1,222,184	40,100
Waste Management, Inc.	3,239,849	386,676
		897,567
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	951,550	84,555
Quanta Services, Inc.	1,178,173	39,940
		124,495
Electrical Equipment - 0.5%
AMETEK, Inc.	1,889,318	162,349
Eaton Corp. PLC	3,508,457	283,203
Emerson Electric Co.	5,096,592	303,706
Fortive Corp.	2,445,282	173,370
Rockwell Automation, Inc.	981,489	149,962
		1,072,590
Industrial Conglomerates - 1.3%
3M Co.	4,779,885	773,003
General Electric Co.	72,315,250	596,601
Honeywell International, Inc.	6,034,629	993,421
Roper Technologies, Inc.	861,077	315,809
		2,678,834
Machinery - 1.4%
Caterpillar, Inc.	4,742,147	564,315
Cummins, Inc.	1,201,488	179,346
Deere & Co.	2,628,615	407,199
Dover Corp.	1,205,107	112,967
Flowserve Corp.	1,087,431	46,412
IDEX Corp.	627,782	103,402
Illinois Tool Works, Inc.	2,485,300	372,447
Ingersoll-Rand PLC	1,999,746	242,149
PACCAR, Inc.	2,872,797	188,341
Parker Hannifin Corp.	1,063,773	176,342
Pentair PLC	1,311,344	47,103
Snap-On, Inc.	459,425	68,307
Stanley Black & Decker, Inc.	1,256,543	166,944
Wabtec Corp. (a)	1,509,618	104,481
Xylem, Inc.	1,492,053	114,306
		2,894,061
Professional Services - 0.3%
Equifax, Inc.	1,001,905	146,659
IHS Markit Ltd. (b)	3,016,483	197,911
Nielsen Holdings PLC	2,947,851	61,197
Robert Half International, Inc.	982,426	52,530
Verisk Analytics, Inc.	1,357,162	219,236
		677,533
Road & Rail - 1.0%
CSX Corp.	6,374,312	427,206
J.B. Hunt Transport Services, Inc.	721,354	77,935
Kansas City Southern	834,094	104,929
Norfolk Southern Corp.	2,205,469	383,862
Union Pacific Corp.	5,869,580	950,637
		1,944,569
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,745,804	145,317
United Rentals, Inc. (b)	651,971	73,386
W.W. Grainger, Inc.	372,403	101,908
		320,611

TOTAL INDUSTRIALS		18,644,790

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 1.1%
Arista Networks, Inc. (b)	438,411	99,353
Cisco Systems, Inc.	35,496,972	1,661,613
F5 Networks, Inc. (b)	495,007	63,722
Juniper Networks, Inc.	2,855,235	66,127
Motorola Solutions, Inc.	1,366,449	247,204
		2,138,019
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,477,165	216,851
Corning, Inc.	6,507,388	181,231
FLIR Systems, Inc.	1,122,947	55,328
IPG Photonics Corp. (b)	295,258	36,532
Keysight Technologies, Inc. (b)	1,560,364	151,137
TE Connectivity Ltd.	2,793,382	254,812
		895,891
IT Services - 5.8%
Accenture PLC Class A	5,289,080	1,048,137
Akamai Technologies, Inc. (b)	1,360,736	121,282
Alliance Data Systems Corp.	328,256	40,359
Automatic Data Processing, Inc.	3,609,026	612,957
Broadridge Financial Solutions, Inc.	963,055	124,658
Cognizant Technology Solutions Corp. Class A	4,720,645	289,800
DXC Technology Co.	2,224,574	73,900
Fidelity National Information Services, Inc.	5,082,048	692,277
Fiserv, Inc. (b)	4,725,317	505,325
FleetCor Technologies, Inc. (b)	714,735	213,277
Gartner, Inc. (b)	747,050	99,858
Global Payments, Inc.	1,299,307	215,659
IBM Corp.	7,352,279	996,454
Jack Henry & Associates, Inc.	640,196	92,803
Leidos Holdings, Inc.	1,195,844	104,469
MasterCard, Inc. Class A	7,452,898	2,097,022
Paychex, Inc.	2,652,362	216,698
PayPal Holdings, Inc. (b)	9,742,856	1,062,458
The Western Union Co. (a)	3,571,553	79,003
Total System Services, Inc.	1,350,061	181,205
VeriSign, Inc. (b)	869,701	177,289
Visa, Inc. Class A	14,420,149	2,607,451
		11,652,341
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)(b)	7,354,516	231,300
Analog Devices, Inc.	3,066,156	336,756
Applied Materials, Inc.	7,762,431	372,752
Broadcom, Inc.	3,282,460	927,754
Intel Corp.	37,124,470	1,760,071
KLA-Tencor Corp.	1,340,196	198,215
Lam Research Corp.	1,243,234	261,713
Maxim Integrated Products, Inc.	2,259,021	123,207
Microchip Technology, Inc. (a)	1,972,954	170,325
Micron Technology, Inc. (b)	9,176,942	415,440
NVIDIA Corp.	5,049,989	845,924
Qorvo, Inc. (b)	988,023	70,574
Qualcomm, Inc.	10,080,898	783,991
Skyworks Solutions, Inc.	1,432,024	107,788
Texas Instruments, Inc.	7,779,853	962,757
Xilinx, Inc.	2,105,572	219,106
		7,787,673
Software - 6.8%
Adobe, Inc. (b)	4,046,219	1,151,190
ANSYS, Inc. (b)	695,953	143,756
Autodesk, Inc. (b)	1,821,147	260,096
Cadence Design Systems, Inc. (b)	2,330,375	159,584
Citrix Systems, Inc.	1,037,109	96,430
Fortinet, Inc. (b)	1,203,596	95,301
Intuit, Inc.	2,149,712	619,891
Microsoft Corp.	63,542,117	8,759,915
Oracle Corp.	20,121,465	1,047,523
Salesforce.com, Inc. (b)	7,082,983	1,105,441
Symantec Corp.	5,126,228	119,185
Synopsys, Inc. (b)	1,243,002	176,270
		13,734,582
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	36,245,666	7,565,920
Hewlett Packard Enterprise Co.	11,104,578	153,465
HP, Inc.	12,490,572	228,453
NetApp, Inc.	2,047,982	98,426
Seagate Technology LLC	2,089,046	104,891
Western Digital Corp.	2,429,617	139,144
Xerox Holdings Corp.	1,620,520	46,979
		8,337,278

TOTAL INFORMATION TECHNOLOGY		44,545,784

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,825,401	412,395
Albemarle Corp. U.S. (a)	878,624	54,237
Celanese Corp. Class A	1,049,900	119,027
CF Industries Holdings, Inc.	1,833,237	88,344
Dow, Inc.	6,209,447	264,709
DowDuPont, Inc.	6,209,215	421,792
Eastman Chemical Co.	1,149,134	75,119
Ecolab, Inc.	2,103,358	433,944
FMC Corp.	1,091,743	94,250
International Flavors & Fragrances, Inc. (a)	840,475	92,242
Linde PLC	4,500,759	850,238
LyondellBasell Industries NV Class A	2,279,116	176,358
PPG Industries, Inc.	1,957,820	216,907
Sherwin-Williams Co.	673,648	354,844
The Mosaic Co.	2,943,132	54,124
		3,708,530
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	518,092	131,476
Vulcan Materials Co.	1,095,342	154,717
		286,193
Containers & Packaging - 0.4%
Amcor PLC	13,459,034	132,168
Avery Dennison Corp.	700,000	80,899
Ball Corp.	2,775,786	223,201
International Paper Co.	3,294,798	128,827
Packaging Corp. of America	783,569	78,811
Sealed Air Corp.	1,291,139	51,413
WestRock Co.	2,131,468	72,854
		768,173
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	12,029,050	110,547
Newmont Goldcorp Corp.	6,796,614	271,117
Nucor Corp.	2,527,366	123,790
		505,454

TOTAL MATERIALS		5,268,350

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	936,495	140,324
American Tower Corp.	3,665,372	843,732
Apartment Investment & Management Co. Class A	1,234,121	62,940
AvalonBay Communities, Inc.	1,155,966	245,712
Boston Properties, Inc.	1,281,321	164,547
Crown Castle International Corp.	3,447,434	500,464
Digital Realty Trust, Inc.	1,727,138	213,526
Duke Realty Corp.	2,980,473	99,160
Equinix, Inc.	697,131	387,800
Equity Residential (SBI)	3,071,969	260,380
Essex Property Trust, Inc.	544,943	175,068
Extra Space Storage, Inc.	1,056,882	128,855
Federal Realty Investment Trust (SBI)	621,141	80,258
HCP, Inc.	3,963,562	137,575
Host Hotels & Resorts, Inc.	6,143,689	98,545
Iron Mountain, Inc.	2,378,893	75,768
Kimco Realty Corp.	3,499,669	64,324
Mid-America Apartment Communities, Inc.	945,285	119,749
Prologis, Inc.	5,230,703	437,391
Public Storage	1,244,577	329,489
Realty Income Corp.	2,610,546	192,684
Regency Centers Corp.	1,385,704	89,392
SBA Communications Corp. Class A	939,107	246,450
Simon Property Group, Inc.	2,562,194	381,613
SL Green Realty Corp.	699,262	56,095
The Macerich Co. (a)	878,392	25,061
UDR, Inc.	2,336,720	112,583
Ventas, Inc.	3,063,262	224,813
Vornado Realty Trust	1,439,476	87,045
Welltower, Inc.	3,357,878	300,732
Weyerhaeuser Co.	6,175,963	162,490
		6,444,565
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	2,593,311	135,552

TOTAL REAL ESTATE		6,580,117

UTILITIES - 3.5%
Electric Utilities - 2.1%
Alliant Energy Corp.	1,959,455	102,773
American Electric Power Co., Inc.	4,091,701	372,959
Duke Energy Corp.	6,037,158	559,886
Edison International	2,933,895	212,033
Entergy Corp.	1,574,917	177,714
Evergy, Inc.	2,024,125	131,568
Eversource Energy	2,662,654	213,358
Exelon Corp.	8,051,416	380,510
FirstEnergy Corp.	4,186,515	192,580
NextEra Energy, Inc.	3,971,456	870,067
Pinnacle West Capital Corp.	931,031	88,737
PPL Corp.	5,984,875	176,853
Southern Co.	8,630,863	502,834
Xcel Energy, Inc.	4,267,804	274,078
		4,255,950
Gas Utilities - 0.1%
Atmos Energy Corp.	970,095	106,934
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,097,844	76,362
The AES Corp.	5,503,801	84,373
		160,735
Multi-Utilities - 1.1%
Ameren Corp.	2,036,556	157,120
CenterPoint Energy, Inc.	4,164,160	115,306
CMS Energy Corp.	2,352,964	148,354
Consolidated Edison, Inc.	2,712,416	241,134
Dominion Energy, Inc.	6,653,415	516,505
DTE Energy Co.	1,519,243	196,985
NiSource, Inc.	3,093,869	91,424
Public Service Enterprise Group, Inc.	4,191,159	253,439
Sempra Energy (a)	2,275,298	322,250
WEC Energy Group, Inc.	2,615,696	250,505
		2,293,022
Water Utilities - 0.1%
American Water Works Co., Inc.	1,496,912	190,587

TOTAL UTILITIES		7,007,228

TOTAL COMMON STOCKS
(Cost $123,472,357)		201,983,168
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $39,970)	40,000	39,981
	Shares	Value (000s)

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.13% (d)	473,794,205	$473,889
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	1,507,988,302	1,508,139
TOTAL MONEY MARKET FUNDS
(Cost $1,982,010)		1,982,028
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $125,494,337)		204,005,177
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,251,817)
NET ASSETS - 100%		$202,753,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5,179	Sept. 2019	$757,377	$14,470	$14,470

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,733,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,337
Fidelity Securities Lending Cash Central Fund	5,124
Total	$11,461

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$21,139,375	$21,139,375	$--	$--
Consumer Discretionary	20,515,591	20,515,591	--	--
Consumer Staples	15,317,552	15,317,552	--	--
Energy	8,919,656	8,919,656	--	--
Financials	25,802,224	25,802,224	--	--
Health Care	28,242,501	28,242,501	--	--
Industrials	18,644,790	18,644,790	--	--
Information Technology	44,545,784	44,545,784	--	--
Materials	5,268,350	5,268,350	--	--
Real Estate	6,580,117	6,580,117	--	--
Utilities	7,007,228	7,007,228	--	--
U.S. Government and Government Agency Obligations	39,981	--	39,981	--
Money Market Funds	1,982,028	1,982,028	--	--
Total Investments in Securities:	$204,005,177	$203,965,196	$39,981	$--
Derivative Instruments:
Assets
Futures Contracts	$14,470	$14,470	$--	$--
Total Assets	$14,470	$14,470	$--	$--
Total Derivative Instruments:	$14,470	$14,470	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$14,470	$0
Total Equity Risk	14,470	0
Total Value of Derivatives	$14,470	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,477,573) — See accompanying schedule: Unaffiliated issuers (cost $123,512,327)	$202,023,149
Fidelity Central Funds (cost $1,982,010)	1,982,028
Total Investment in Securities (cost $125,494,337)		$204,005,177
Receivable for investments sold		9,961
Receivable for fund shares sold		296,915
Dividends receivable		389,767
Distributions receivable from Fidelity Central Funds		871
Other receivables		3,322
Total assets		204,706,013
Liabilities
Payable for investments purchased	$311,385
Payable for fund shares redeemed	127,107
Accrued management fee	2,488
Payable for daily variation margin on futures contracts	386
Other payables and accrued expenses	3,313
Collateral on securities loaned	1,507,974
Total liabilities		1,952,653
Net Assets		$202,753,360
Net Assets consist of:
Paid in capital		$123,408,805
Total distributable earnings (loss)		79,344,555
Net Assets		$202,753,360
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($202,753,360 ÷ 1,987,457 shares)		$102.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$1,904,339
Interest		499
Income from Fidelity Central Funds (including $5,124 from security lending)		11,461
Total income		1,916,299
Expenses
Management fee	$14,481
Independent trustees' fees and expenses	514
Interest	51
Commitment fees	246
Total expenses before reductions	15,292
Expense reductions	(28)
Total expenses after reductions		15,264
Net investment income (loss)		1,901,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	954,807
Fidelity Central Funds	150
Futures contracts	74,100
Total net realized gain (loss)		1,029,057
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,411,987
Fidelity Central Funds	(161)
Futures contracts	(38,299)
Total change in net unrealized appreciation (depreciation)		8,373,527
Net gain (loss)		9,402,584
Net increase (decrease) in net assets resulting from operations		$11,303,619

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,901,035	$3,126,822
Net realized gain (loss)	1,029,057	1,314,826
Change in net unrealized appreciation (depreciation)	8,373,527	3,394,757
Net increase (decrease) in net assets resulting from operations	11,303,619	7,836,405
Distributions to shareholders	(2,007,159)	(3,914,806)
Share transactions - net increase (decrease)	13,863,542	28,151,548
Total increase (decrease) in net assets	23,160,002	32,073,147
Net Assets
Beginning of period	179,593,358	147,520,211
End of period	$202,753,360	$179,593,358

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$97.10	$95.15	$83.00	$68.15	$74.73	$66.11
Income from Investment Operations
Net investment income (loss)B	.99	1.86	1.74	1.61	1.50	1.50
Net realized and unrealized gain (loss)	4.98	2.46	12.25	15.21	(6.05)	8.64
Total from investment operations	5.97	4.32	13.99	16.82	(4.55)	10.14
Distributions from net investment income	(.94)	(1.81)	(1.69)	(1.58)	(1.57)	(1.36)
Distributions from net realized gain	(.12)	(.57)	(.15)	(.40)	(.46)	(.16)
Total distributions	(1.05)C	(2.37)D	(1.84)	(1.97)E	(2.03)	(1.52)
Net asset value, end of period	$102.02	$97.10	$95.15	$83.00	$68.15	$74.73
Total ReturnF,G	6.16%	4.67%	17.08%	24.97%	(6.19)%	15.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.02%	.03%	.03%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%J	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.97%J	1.99%	1.96%	2.11%	2.09%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$202,753	$179,593	$32,225	$14,824	$6,722	$6,217
Portfolio turnover rateK	4%J,L	4%L	4%L	5%	5%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.05 per share is comprised of distributions from net investment income of $.935 and distributions from net realized gain of $.119 per share.

 D Total distributions of $2.37 per share is comprised of distributions from net investment income of $1.807 and distributions from net realized gain of $.565 per share.

 E Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 2, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity 500 Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period March 1, 2018 through November 2, 2018.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $3,322 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, certain deemed distributions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$85,840,285
Gross unrealized depreciation	(8,518,648)
Net unrealized appreciation (depreciation)	$77,321,637
Tax cost	$126,698,010

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $18,124,591 and $3,524,082, respectively.

Unaffiliated Redemptions In-Kind. During the period, 8,304 shares of the Fund were redeemed in-kind for investments and cash with a value of $850,431. The net realized gain of $637,507 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 4,681 shares of the Fund were redeemed in-kind for investments and cash with a value of $476,075. The Fund had a net realized gain of $358,360 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $285,906 in exchange for 2,971 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$173,412	2.67%	$51

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,548 shares of the Fund were redeemed in-kind for investments and cash with a value of $236,624. The Fund had a net realized gain of $176,347 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $247 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $61. Total fees paid by the Fund to NFS, as lending agent, amounted to $16. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes an amount less than five-hundred dollars from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $28.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019
Distributions to shareholders
Investor Class	$–	$53,009
Premium Class	–	1,076,162
Institutional Class	–	478,603
Fidelity 500 Index Fund	2,007,159	2,307,032
Total	$2,007,159	$3,914,806

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019	Six months ended August 31, 2019	Year ended February 28, 2019
Investor Class
Shares sold	–	10,373	$–	$1,004,051
Reinvestment of distributions	–	511	–	48,869
Shares redeemed	–	(51,747)	–	(4,949,484)
Net increase (decrease)	–	(40,863)	$–	$(3,896,564)
Premium Class
Shares sold	–	91,082	$–	$8,804,912
Reinvestment of distributions	–	10,441	–	997,936
Shares redeemed	–	(910,197)	–	(87,667,470)
Net increase (decrease)	–	(808,674)	$–	$(77,864,622)
Institutional Class
Shares sold	–	67,809(a)	$–	$6,571,382(a)
Reinvestment of distributions	–	4,876	–	466,026
Shares redeemed	–	(434,837)(b)	–	(42,201,722)(b)
Net increase (decrease)	–	(362,152)	$–	$(35,164,314)
Fidelity 500 Index Fund
Shares sold	310,580	1,654,635(a)	$31,254,128	$158,508,205(a)
Reinvestment of distributions	18,765	24,262	1,914,876	2,222,530
Shares redeemed	(191,492)(c)	(167,957)(d)	(19,305,462)(c)	(15,653,687)(d)
Net increase (decrease)	137,853	1,510,940	$13,863,542	$145,077,048

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Unaffiliated Exchanges In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (d) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$1,061.60	$.10
Hypothetical-C		$1,000.00	$1,025.04	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

U5I-U5A-SANN-1019
1.925892.108

Fidelity Flex℠ Funds Fidelity Flex℠ 500 Index Fund Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	4.3
Apple, Inc.	3.7
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	1.8
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
JPMorgan Chase & Co.	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.3
21.6

Top Market Sectors as of August 31, 2019

% of fund's net assets
Information Technology	22.0
Health Care	13.9
Financials	12.7
Communication Services	10.4
Consumer Discretionary	10.1
Industrials	9.2
Consumer Staples	7.6
Energy	4.4
Utilities	3.5
Real Estate	3.3

Asset Allocation (% of fund's net assets)

As of August 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.8%

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	207,632	$7,321,104
CenturyLink, Inc.	27,273	310,367
Verizon Communications, Inc.	117,663	6,843,280
		14,474,751
Entertainment - 1.9%
Activision Blizzard, Inc.	21,793	1,102,726
Electronic Arts, Inc. (a)	8,440	790,659
Netflix, Inc. (a)	12,439	3,653,956
Take-Two Interactive Software, Inc. (a)	3,202	422,568
The Walt Disney Co.	49,665	6,817,018
Viacom, Inc. Class B (non-vtg.)	10,071	251,574
		13,038,501
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	8,538	10,164,745
Class C (a)	8,700	10,336,470
Facebook, Inc. Class A (a)	68,354	12,691,287
TripAdvisor, Inc. (a)	2,951	112,108
Twitter, Inc. (a)	20,774	886,011
		34,190,621
Media - 1.4%
CBS Corp. Class B	10,014	421,189
Charter Communications, Inc. Class A (a)	4,894	2,004,533
Comcast Corp. Class A	128,858	5,703,255
Discovery Communications, Inc.:
Class A (a)(b)	4,490	123,924
Class C (non-vtg.) (a)	10,257	266,990
DISH Network Corp. Class A (a)	6,570	220,489
Fox Corp.:
Class A	10,087	334,586
Class B	4,631	151,897
Interpublic Group of Companies, Inc.	11,006	218,799
News Corp.:
Class A	10,996	151,195
Class B	3,518	49,815
Omnicom Group, Inc.	6,264	476,440
		10,123,112
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	8,992	701,826

TOTAL COMMUNICATION SERVICES		72,528,811

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Aptiv PLC	7,336	610,135
BorgWarner, Inc.	5,890	192,191
		802,326
Automobiles - 0.4%
Ford Motor Co.	111,486	1,022,327
General Motors Co.	37,529	1,391,951
Harley-Davidson, Inc.	4,535	144,667
		2,558,945
Distributors - 0.1%
Genuine Parts Co.	4,156	375,245
LKQ Corp. (a)	8,930	234,591
		609,836
Diversified Consumer Services - 0.0%
H&R Block, Inc.	5,791	140,258
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	11,391	502,115
Chipotle Mexican Grill, Inc. (a)	694	581,863
Darden Restaurants, Inc.	3,498	423,188
Hilton Worldwide Holdings, Inc.	8,280	764,824
Marriott International, Inc. Class A	7,863	991,210
McDonald's Corp.	21,724	4,735,180
MGM Mirage, Inc.	14,518	407,375
Norwegian Cruise Line Holdings Ltd. (a)	6,126	310,895
Royal Caribbean Cruises Ltd.	4,891	510,033
Starbucks Corp.	34,459	3,327,361
Wynn Resorts Ltd.	2,760	304,014
Yum! Brands, Inc.	8,705	1,016,570
		13,874,628
Household Durables - 0.3%
D.R. Horton, Inc.	9,660	477,880
Garmin Ltd.	3,447	281,172
Leggett & Platt, Inc.	3,732	138,793
Lennar Corp. Class A	8,119	414,069
Mohawk Industries, Inc. (a)	1,752	208,295
Newell Brands, Inc.	11,066	183,696
PulteGroup, Inc.	7,260	245,388
Whirlpool Corp.	1,804	250,918
		2,200,211
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	11,766	20,899,828
eBay, Inc.	23,306	938,999
Expedia, Inc.	3,938	512,334
The Booking Holdings, Inc. (a)	1,232	2,422,617
		24,773,778
Leisure Products - 0.0%
Hasbro, Inc.	3,294	363,888
Multiline Retail - 0.5%
Dollar General Corp.	7,348	1,146,949
Dollar Tree, Inc. (a)	6,758	686,140
Kohl's Corp.	4,614	218,058
Macy's, Inc.	8,812	130,065
Nordstrom, Inc. (b)	3,003	86,997
Target Corp.	14,575	1,560,108
		3,828,317
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	2,043	281,832
AutoZone, Inc. (a)	698	768,980
Best Buy Co., Inc.	6,610	420,727
CarMax, Inc. (a)	4,728	393,748
Gap, Inc.	6,044	95,435
L Brands, Inc.	6,534	107,876
Lowe's Companies, Inc.	22,274	2,499,143
O'Reilly Automotive, Inc. (a)	2,227	854,634
Ross Stores, Inc.	10,452	1,108,017
The Home Depot, Inc.	31,303	7,134,267
Tiffany & Co., Inc.	3,071	260,636
TJX Companies, Inc.	34,497	1,896,300
Tractor Supply Co.	3,435	349,958
Ulta Beauty, Inc. (a)	1,580	375,613
		16,547,166
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	4,287	113,091
Hanesbrands, Inc.	10,308	140,807
NIKE, Inc. Class B	35,756	3,021,382
PVH Corp.	2,133	161,681
Ralph Lauren Corp.	1,482	130,920
Tapestry, Inc.	8,243	170,218
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,369	99,917
Class C (non-vtg.) (a)	5,484	92,789
VF Corp.	9,266	759,349
		4,690,154

TOTAL CONSUMER DISCRETIONARY		70,389,507

CONSUMER STAPLES - 7.6%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	4,726	278,787
Constellation Brands, Inc. Class A (sub. vtg.)	4,757	972,093
Molson Coors Brewing Co. Class B	5,336	274,057
Monster Beverage Corp. (a)	11,135	653,290
PepsiCo, Inc.	39,884	5,453,339
The Coca-Cola Co.	109,239	6,012,515
		13,644,081
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	12,512	3,688,037
Kroger Co.	22,948	543,409
Sysco Corp.	13,452	999,887
Walgreens Boots Alliance, Inc.	22,109	1,131,760
Walmart, Inc.	39,797	4,547,205
		10,910,298
Food Products - 1.2%
Archer Daniels Midland Co.	15,935	606,327
Campbell Soup Co.	5,482	246,690
Conagra Brands, Inc.	13,823	392,020
General Mills, Inc.	17,035	916,483
Hormel Foods Corp. (b)	7,753	330,355
Kellogg Co.	7,071	444,059
Lamb Weston Holdings, Inc.	4,164	293,104
McCormick & Co., Inc. (non-vtg.)	3,484	567,439
Mondelez International, Inc.	40,980	2,262,916
The Hershey Co.	3,963	628,056
The J.M. Smucker Co.	3,237	340,403
The Kraft Heinz Co.	17,700	451,704
Tyson Foods, Inc. Class A	8,387	780,326
		8,259,882
Household Products - 1.8%
Church & Dwight Co., Inc.	7,005	558,859
Clorox Co.	3,623	573,014
Colgate-Palmolive Co.	24,425	1,811,114
Kimberly-Clark Corp.	9,781	1,380,197
Procter & Gamble Co.	71,364	8,580,094
		12,903,278
Personal Products - 0.2%
Coty, Inc. Class A	8,580	81,939
Estee Lauder Companies, Inc. Class A	6,238	1,235,062
		1,317,001
Tobacco - 0.8%
Altria Group, Inc.	53,228	2,328,193
Philip Morris International, Inc.	44,263	3,190,920
		5,519,113

TOTAL CONSUMER STAPLES		52,553,653

ENERGY - 4.4%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	14,647	317,693
Halliburton Co.	24,866	468,475
Helmerich & Payne, Inc.	3,143	118,145
National Oilwell Varco, Inc.	10,992	224,567
Schlumberger Ltd.	39,401	1,277,774
TechnipFMC PLC	11,989	297,807
		2,704,461
Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	10,696	230,713
Cabot Oil & Gas Corp.	12,062	206,501
Chevron Corp.	54,196	6,379,953
Cimarex Energy Co.	2,884	123,378
Concho Resources, Inc.	5,707	417,467
ConocoPhillips Co.	32,153	1,677,744
Devon Energy Corp.	11,802	259,526
Diamondback Energy, Inc.	4,405	432,042
EOG Resources, Inc.	16,509	1,224,803
Exxon Mobil Corp.	120,376	8,243,348
Hess Corp.	7,251	456,450
HollyFrontier Corp.	4,477	198,600
Kinder Morgan, Inc.	55,385	1,122,654
Marathon Oil Corp.	23,285	275,694
Marathon Petroleum Corp.	18,851	927,658
Noble Energy, Inc.	13,611	307,336
Occidental Petroleum Corp.	25,472	1,107,523
ONEOK, Inc.	11,742	836,970
Phillips 66 Co.	11,883	1,172,020
Pioneer Natural Resources Co.	4,791	591,305
The Williams Companies, Inc.	34,472	813,539
Valero Energy Corp.	11,870	893,574
		27,898,798

TOTAL ENERGY		30,603,259

FINANCIALS - 12.7%
Banks - 5.3%
Bank of America Corp.	251,577	6,920,883
BB&T Corp.	21,788	1,038,198
Citigroup, Inc.	65,790	4,233,587
Citizens Financial Group, Inc.	13,042	440,037
Comerica, Inc.	4,389	270,582
Fifth Third Bancorp	20,682	547,039
First Republic Bank	4,687	420,518
Huntington Bancshares, Inc.	29,787	394,678
JPMorgan Chase & Co.	92,293	10,139,309
KeyCorp	28,677	476,038
M&T Bank Corp.	3,886	568,172
Peoples United Financial, Inc.	11,231	161,389
PNC Financial Services Group, Inc.	12,843	1,655,848
Regions Financial Corp.	28,835	421,568
SunTrust Banks, Inc.	12,625	776,564
SVB Financial Group (a)	1,490	289,984
U.S. Bancorp	42,576	2,243,329
Wells Fargo & Co.	115,079	5,359,229
Zions Bancorp NA	5,193	213,380
		36,570,332
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	1,457	111,650
Ameriprise Financial, Inc.	3,809	491,285
Bank of New York Mellon Corp.	25,062	1,054,108
BlackRock, Inc. Class A	3,385	1,430,366
Cboe Global Markets, Inc.	3,178	378,690
Charles Schwab Corp.	33,803	1,293,641
CME Group, Inc.	10,185	2,213,099
E*TRADE Financial Corp.	6,965	290,719
Franklin Resources, Inc.	8,377	220,148
Goldman Sachs Group, Inc.	9,680	1,973,849
IntercontinentalExchange, Inc.	16,043	1,499,700
Invesco Ltd.	11,394	178,886
MarketAxess Holdings, Inc.	1,072	426,249
Moody's Corp.	4,693	1,011,717
Morgan Stanley	36,373	1,509,116
MSCI, Inc.	2,409	565,224
Northern Trust Corp.	6,193	544,550
Raymond James Financial, Inc.	3,591	281,929
S&P Global, Inc.	7,001	1,821,590
State Street Corp.	10,616	544,707
T. Rowe Price Group, Inc.	6,727	744,141
The NASDAQ OMX Group, Inc.	3,301	329,572
		18,914,936
Consumer Finance - 0.7%
American Express Co.	19,482	2,345,048
Capital One Financial Corp.	13,360	1,157,243
Discover Financial Services	9,209	736,444
Synchrony Financial	18,040	578,182
		4,816,917
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	55,132	11,214,400
Jefferies Financial Group, Inc.	7,193	134,078
		11,348,478
Insurance - 2.4%
AFLAC, Inc.	21,208	1,064,217
Allstate Corp.	9,477	970,350
American International Group, Inc.	24,745	1,287,730
Aon PLC	6,843	1,333,359
Arthur J. Gallagher & Co.	5,270	478,042
Assurant, Inc.	1,751	215,373
Chubb Ltd.	13,027	2,035,860
Cincinnati Financial Corp.	4,316	485,507
Everest Re Group Ltd.	1,158	273,149
Globe Life, Inc.	2,881	257,158
Hartford Financial Services Group, Inc.	10,284	599,352
Lincoln National Corp.	5,755	304,324
Loews Corp.	7,636	367,063
Marsh & McLennan Companies, Inc.	14,548	1,453,200
MetLife, Inc.	27,037	1,197,739
Principal Financial Group, Inc.	7,370	392,231
Progressive Corp.	16,614	1,259,341
Prudential Financial, Inc.	11,550	925,040
The Travelers Companies, Inc.	7,451	1,094,999
Unum Group	6,036	153,375
Willis Group Holdings PLC	3,677	727,936
		16,875,345

TOTAL FINANCIALS		88,526,008

HEALTH CARE - 13.9%
Biotechnology - 2.1%
AbbVie, Inc.	42,059	2,764,959
Alexion Pharmaceuticals, Inc. (a)	6,379	642,748
Amgen, Inc.	17,353	3,620,183
Biogen, Inc. (a)	5,516	1,212,141
Celgene Corp. (a)	20,065	1,942,292
Gilead Sciences, Inc.	36,176	2,298,623
Incyte Corp. (a)	5,064	414,336
Regeneron Pharmaceuticals, Inc. (a)	2,237	648,842
Vertex Pharmaceuticals, Inc. (a)	7,287	1,311,806
		14,855,930
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	50,192	4,282,381
Abiomed, Inc. (a)	1,282	247,516
Align Technology, Inc. (a)	2,072	379,404
Baxter International, Inc.	13,498	1,187,149
Becton, Dickinson & Co.	7,674	1,948,582
Boston Scientific Corp. (a)	39,565	1,690,612
Danaher Corp.	17,925	2,546,963
Dentsply Sirona, Inc.	6,659	347,267
Edwards Lifesciences Corp. (a)	5,932	1,315,955
Hologic, Inc. (a)	7,627	376,545
IDEXX Laboratories, Inc. (a)	2,447	708,994
Intuitive Surgical, Inc. (a)	3,285	1,679,752
Medtronic PLC	38,144	4,115,356
ResMed, Inc.	4,079	568,205
Stryker Corp.	8,811	1,944,235
Teleflex, Inc.	1,313	477,827
The Cooper Companies, Inc.	1,408	436,128
Varian Medical Systems, Inc. (a)	2,590	274,359
Zimmer Biomet Holdings, Inc.	5,826	810,979
		25,338,209
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	4,425	364,045
Anthem, Inc.	7,317	1,913,542
Cardinal Health, Inc.	8,481	365,786
Centene Corp. (a)	11,760	548,251
Cigna Corp.	10,796	1,662,260
CVS Health Corp.	36,960	2,251,603
DaVita HealthCare Partners, Inc. (a)	3,597	202,763
HCA Holdings, Inc.	7,596	913,039
Henry Schein, Inc. (a)	4,235	260,961
Humana, Inc.	3,842	1,088,093
Laboratory Corp. of America Holdings (a)	2,802	469,503
McKesson Corp.	5,404	747,211
Quest Diagnostics, Inc.	3,823	391,361
UnitedHealth Group, Inc.	27,038	6,326,892
Universal Health Services, Inc. Class B	2,360	341,209
Wellcare Health Plans, Inc. (a)	1,431	387,429
		18,233,948
Health Care Technology - 0.1%
Cerner Corp.	9,258	637,969
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	8,990	639,279
Illumina, Inc. (a)	4,182	1,176,564
IQVIA Holdings, Inc. (a)	4,489	696,468
Mettler-Toledo International, Inc. (a)	706	463,694
PerkinElmer, Inc.	3,153	260,753
Thermo Fisher Scientific, Inc.	11,380	3,266,743
Waters Corp. (a)	1,977	418,907
		6,922,408
Pharmaceuticals - 4.5%
Allergan PLC	8,767	1,400,265
Bristol-Myers Squibb Co.	46,537	2,237,034
Corteva, Inc.	21,305	624,663
Eli Lilly & Co.	24,582	2,777,029
Johnson & Johnson	75,538	9,696,058
Merck & Co., Inc.	73,250	6,333,928
Mylan NV (a)	14,675	285,722
Nektar Therapeutics (a)	4,938	86,761
Perrigo Co. PLC	3,561	166,584
Pfizer, Inc.	157,952	5,615,194
Zoetis, Inc. Class A	13,618	1,721,588
		30,944,826

TOTAL HEALTH CARE		96,933,290

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.7%
Arconic, Inc.	11,373	293,878
General Dynamics Corp.	7,725	1,477,561
Harris Corp.	6,299	1,331,672
Huntington Ingalls Industries, Inc.	1,182	247,038
Lockheed Martin Corp.	6,993	2,686,081
Northrop Grumman Corp.	4,831	1,777,180
Raytheon Co.	7,924	1,468,476
Textron, Inc.	6,626	298,170
The Boeing Co.	14,887	5,420,208
TransDigm Group, Inc.	1,392	749,341
United Technologies Corp.	23,077	3,005,548
		18,755,153
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,890	328,666
Expeditors International of Washington, Inc.	4,896	348,106
FedEx Corp.	6,819	1,081,562
United Parcel Service, Inc. Class B	19,844	2,354,689
		4,113,023
Airlines - 0.4%
Alaska Air Group, Inc.	3,515	209,916
American Airlines Group, Inc.	11,270	296,514
Delta Air Lines, Inc.	16,946	980,496
Southwest Airlines Co.	13,903	727,405
United Continental Holdings, Inc. (a)	6,287	530,057
		2,744,388
Building Products - 0.3%
A.O. Smith Corp.	4,011	186,592
Allegion PLC	2,676	257,619
Fortune Brands Home & Security, Inc.	3,987	203,576
Johnson Controls International PLC	22,637	966,374
Masco Corp.	8,359	340,462
		1,954,623
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,409	635,494
Copart, Inc. (a)	5,738	432,588
Republic Services, Inc.	6,129	547,013
Rollins, Inc.	4,205	137,966
Waste Management, Inc.	11,115	1,326,575
		3,079,636
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	3,269	290,483
Quanta Services, Inc.	4,034	136,753
		427,236
Electrical Equipment - 0.5%
AMETEK, Inc.	6,482	556,998
Eaton Corp. PLC	12,037	971,627
Emerson Electric Co.	17,485	1,041,931
Fortive Corp.	8,389	594,780
Rockwell Automation, Inc.	3,367	514,444
		3,679,780
Industrial Conglomerates - 1.3%
3M Co.	16,399	2,652,046
General Electric Co.	248,110	2,046,908
Honeywell International, Inc.	20,704	3,408,292
Roper Technologies, Inc.	2,954	1,083,409
		9,190,655
Machinery - 1.4%
Caterpillar, Inc.	16,270	1,936,130
Cummins, Inc.	4,122	615,291
Deere & Co.	9,019	1,397,133
Dover Corp.	4,135	387,615
Flowserve Corp.	3,737	159,495
IDEX Corp.	2,155	354,950
Illinois Tool Works, Inc.	8,527	1,277,856
Ingersoll-Rand PLC	6,861	830,798
PACCAR, Inc.	9,856	646,159
Parker Hannifin Corp.	3,649	604,895
Pentair PLC	4,505	161,820
Snap-On, Inc.	1,576	234,320
Stanley Black & Decker, Inc.	4,311	572,759
Wabtec Corp. (b)	5,183	358,715
Xylem, Inc.	5,119	392,167
		9,930,103
Professional Services - 0.3%
Equifax, Inc.	3,437	503,108
IHS Markit Ltd. (a)	10,349	678,998
Nielsen Holdings PLC	10,130	210,299
Robert Half International, Inc.	3,366	179,980
Verisk Analytics, Inc.	4,656	752,130
		2,324,515
Road & Rail - 1.0%
CSX Corp.	21,869	1,465,660
J.B. Hunt Transport Services, Inc.	2,472	267,075
Kansas City Southern	2,864	360,291
Norfolk Southern Corp.	7,566	1,316,862
Union Pacific Corp.	20,138	3,261,550
		6,671,438
Trading Companies & Distributors - 0.2%
Fastenal Co.	16,278	498,432
United Rentals, Inc. (a)	2,236	251,684
W.W. Grainger, Inc.	1,278	349,725
		1,099,841

TOTAL INDUSTRIALS		63,970,391

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	1,503	340,610
Cisco Systems, Inc.	121,791	5,701,037
F5 Networks, Inc. (a)	1,698	218,584
Juniper Networks, Inc.	9,790	226,736
Motorola Solutions, Inc.	4,688	848,106
		7,335,073
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	8,499	744,002
Corning, Inc.	22,325	621,751
FLIR Systems, Inc.	3,858	190,084
IPG Photonics Corp. (a)	1,011	125,091
Keysight Technologies, Inc. (a)	5,353	518,492
TE Connectivity Ltd.	9,584	874,252
		3,073,672
IT Services - 5.8%
Accenture PLC Class A	18,147	3,596,191
Akamai Technologies, Inc. (a)	4,668	416,059
Alliance Data Systems Corp.	1,125	138,319
Automatic Data Processing, Inc.	12,382	2,102,959
Broadridge Financial Solutions, Inc.	3,304	427,670
Cognizant Technology Solutions Corp. Class A	16,196	994,272
DXC Technology Co.	7,624	253,269
Fidelity National Information Services, Inc.	17,436	2,375,132
Fiserv, Inc. (a)	16,212	1,733,711
FleetCor Technologies, Inc. (a)	2,452	731,677
Gartner, Inc. (a)	2,565	342,864
Global Payments, Inc.	4,457	739,773
IBM Corp.	25,225	3,418,744
Jack Henry & Associates, Inc.	2,197	318,477
Leidos Holdings, Inc.	4,104	358,525
MasterCard, Inc. Class A	25,571	7,194,912
Paychex, Inc.	9,099	743,388
PayPal Holdings, Inc. (a)	33,428	3,645,323
The Western Union Co.	12,271	271,435
Total System Services, Inc.	4,632	621,707
VeriSign, Inc. (a)	2,984	608,288
Visa, Inc. Class A	49,476	8,946,250
		39,978,945
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	25,233	793,578
Analog Devices, Inc.	10,520	1,155,412
Applied Materials, Inc.	26,633	1,278,917
Broadcom, Inc.	11,262	3,183,092
Intel Corp.	127,374	6,038,801
KLA-Tencor Corp.	4,598	680,044
Lam Research Corp.	4,265	897,825
Maxim Integrated Products, Inc.	7,750	422,685
Microchip Technology, Inc. (b)	6,769	584,368
Micron Technology, Inc. (a)	31,486	1,425,371
NVIDIA Corp.	17,326	2,902,278
Qorvo, Inc. (a)	3,387	241,933
Qualcomm, Inc.	34,587	2,689,831
Skyworks Solutions, Inc.	4,914	369,877
Texas Instruments, Inc.	26,693	3,303,259
Xilinx, Inc.	7,224	751,729
		26,719,000
Software - 6.8%
Adobe, Inc. (a)	13,883	3,949,852
ANSYS, Inc. (a)	2,388	493,265
Autodesk, Inc. (a)	6,248	892,339
Cadence Design Systems, Inc. (a)	7,995	547,498
Citrix Systems, Inc.	3,554	330,451
Fortinet, Inc. (a)	4,134	327,330
Intuit, Inc.	7,376	2,126,943
Microsoft Corp.	218,012	30,055,125
Oracle Corp.	69,037	3,594,066
Salesforce.com, Inc. (a)	24,302	3,792,813
Symantec Corp.	17,587	408,898
Synopsys, Inc. (a)	4,265	604,820
		47,123,400
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	124,358	25,958,489
Hewlett Packard Enterprise Co.	38,089	526,390
HP, Inc.	42,845	783,635
NetApp, Inc.	7,035	338,102
Seagate Technology LLC	7,173	360,156
Western Digital Corp.	8,335	477,345
Xerox Holdings Corp.	5,566	161,358
		28,605,475

TOTAL INFORMATION TECHNOLOGY		152,835,565

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,264	1,415,163
Albemarle Corp. U.S.	3,010	185,807
Celanese Corp. Class A	3,602	408,359
CF Industries Holdings, Inc.	6,289	303,067
Dow, Inc.	21,305	908,232
DowDuPont, Inc.	21,304	1,447,181
Eastman Chemical Co.	3,938	257,427
Ecolab, Inc.	7,217	1,488,939
FMC Corp.	3,742	323,047
International Flavors & Fragrances, Inc. (b)	2,884	316,519
Linde PLC	15,442	2,917,148
LyondellBasell Industries NV Class A	7,819	605,034
PPG Industries, Inc.	6,718	744,287
Sherwin-Williams Co.	2,311	1,217,319
The Mosaic Co.	10,082	185,408
		12,722,937
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,777	450,949
Vulcan Materials Co.	3,758	530,818
		981,767
Containers & Packaging - 0.4%
Amcor PLC	46,171	453,399
Avery Dennison Corp.	2,405	277,946
Ball Corp.	9,523	765,744
International Paper Co.	11,305	442,026
Packaging Corp. of America	2,692	270,761
Sealed Air Corp.	4,425	176,204
WestRock Co.	7,310	249,856
		2,635,936
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	41,281	379,372
Newmont Goldcorp Corp.	23,319	930,195
Nucor Corp.	8,670	424,657
		1,734,224

TOTAL MATERIALS		18,074,864

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	3,213	481,436
American Tower Corp.	12,576	2,894,869
Apartment Investment & Management Co. Class A	4,237	216,087
AvalonBay Communities, Inc.	3,966	843,013
Boston Properties, Inc.	4,396	564,534
Crown Castle International Corp.	11,828	1,717,071
Digital Realty Trust, Inc.	5,926	732,631
Duke Realty Corp.	10,235	340,518
Equinix, Inc.	2,392	1,330,622
Equity Residential (SBI)	10,539	893,286
Essex Property Trust, Inc.	1,870	600,756
Extra Space Storage, Inc.	3,626	442,082
Federal Realty Investment Trust (SBI)	2,132	275,476
HCP, Inc.	13,597	471,952
Host Hotels & Resorts, Inc.	21,096	338,380
Iron Mountain, Inc.	8,151	259,609
Kimco Realty Corp.	12,014	220,817
Mid-America Apartment Communities, Inc.	3,243	410,823
Prologis, Inc.	17,947	1,500,728
Public Storage	4,270	1,130,440
Realty Income Corp.	8,956	661,042
Regency Centers Corp.	4,751	306,487
SBA Communications Corp. Class A	3,222	845,549
Simon Property Group, Inc.	8,790	1,309,183
SL Green Realty Corp.	2,396	192,207
The Macerich Co.	3,016	86,046
UDR, Inc.	8,016	386,211
Ventas, Inc.	10,509	771,256
Vornado Realty Trust	4,941	298,782
Welltower, Inc.	11,520	1,031,731
Weyerhaeuser Co.	21,187	557,430
		22,111,054
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	8,895	464,942

TOTAL REAL ESTATE		22,575,996

UTILITIES - 3.5%
Electric Utilities - 2.1%
Alliant Energy Corp.	6,728	352,884
American Electric Power Co., Inc.	14,038	1,279,564
Duke Energy Corp.	20,714	1,921,016
Edison International	10,066	727,470
Entergy Corp.	5,403	609,675
Evergy, Inc.	6,944	451,360
Eversource Energy	9,135	731,988
Exelon Corp.	27,623	1,305,463
FirstEnergy Corp.	14,361	660,606
NextEra Energy, Inc.	13,627	2,985,403
Pinnacle West Capital Corp.	3,192	304,230
PPL Corp.	20,531	606,691
Southern Co.	29,613	1,725,253
Xcel Energy, Inc.	14,641	940,245
		14,601,848
Gas Utilities - 0.1%
Atmos Energy Corp.	3,328	366,845
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	7,203	262,189
The AES Corp.	18,906	289,829
		552,018
Multi-Utilities - 1.1%
Ameren Corp.	6,987	539,047
CenterPoint Energy, Inc.	14,285	395,552
CMS Energy Corp.	8,071	508,877
Consolidated Edison, Inc.	9,306	827,303
Dominion Energy, Inc.	22,828	1,772,138
DTE Energy Co.	5,212	675,788
NiSource, Inc.	10,619	313,791
Public Service Enterprise Group, Inc.	14,379	869,498
Sempra Energy	7,806	1,105,564
WEC Energy Group, Inc.	8,975	859,536
		7,867,094
Water Utilities - 0.1%
American Water Works Co., Inc.	5,136	653,916

TOTAL UTILITIES		24,041,721

TOTAL COMMON STOCKS
(Cost $640,037,329)		693,033,065

Money Market Funds - 0.4%
Fidelity Cash Central Fund 2.13% (c)	1,287,796	1,288,054
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	1,563,085	1,563,242
TOTAL MONEY MARKET FUNDS
(Cost $2,851,296)		2,851,296
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $642,888,625)		695,884,361
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(797,274)
NET ASSETS - 100%		$695,087,087

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	Sept. 2019	$2,047,360	$32,305	$32,305

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,625
Fidelity Securities Lending Cash Central Fund	13,686
Total	$87,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$72,528,811	$72,528,811	$--	$--
Consumer Discretionary	70,389,507	70,389,507	--	--
Consumer Staples	52,553,653	52,553,653	--	--
Energy	30,603,259	30,603,259	--	--
Financials	88,526,008	88,526,008	--	--
Health Care	96,933,290	96,933,290	--	--
Industrials	63,970,391	63,970,391	--	--
Information Technology	152,835,565	152,835,565	--	--
Materials	18,074,864	18,074,864	--	--
Real Estate	22,575,996	22,575,996	--	--
Utilities	24,041,721	24,041,721	--	--
Money Market Funds	2,851,296	2,851,296	--	--
Total Investments in Securities:	$695,884,361	$695,884,361	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$32,305	$32,305	$--	$--
Total Assets	$32,305	$32,305	$--	$--
Total Derivative Instruments:	$32,305	$32,305	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$32,305	$0
Total Equity Risk	32,305	0
Total Value of Derivatives	$32,305	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,536,969) — See accompanying schedule: Unaffiliated issuers (cost $640,037,329)	$693,033,065
Fidelity Central Funds (cost $2,851,296)	2,851,296
Total Investment in Securities (cost $642,888,625)		$695,884,361
Segregated cash with brokers for derivative instruments		113,400
Receivable for investments sold		34,217
Receivable for fund shares sold		1,291,820
Dividends receivable		1,333,402
Distributions receivable from Fidelity Central Funds		3,540
Other receivables		166
Total assets		698,660,906
Liabilities
Payable for investments purchased	$1,502,640
Payable for fund shares redeemed	505,727
Payable for daily variation margin on futures contracts	2,077
Collateral on securities loaned	1,563,375
Total liabilities		3,573,819
Net Assets		$695,087,087
Net Assets consist of:
Paid in capital		$640,757,731
Total distributable earnings (loss)		54,329,356
Net Assets, for 55,592,241 shares outstanding		$695,087,087
Net Asset Value, offering price and redemption price per share ($695,087,087 ÷ 55,592,241 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$6,257,900
Interest		2,906
Income from Fidelity Central Funds (including $13,686 from security lending)		87,311
Total income		6,348,117
Expenses
Independent trustees' fees and expenses	$1,651
Commitment fees	782
Total expenses before reductions	2,433
Expense reductions	(111)
Total expenses after reductions		2,322
Net investment income (loss)		6,345,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	322,155
Fidelity Central Funds	536
Futures contracts	654,162
Total net realized gain (loss)		976,853
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,882,784
Fidelity Central Funds	(589)
Futures contracts	(136,032)
Total change in net unrealized appreciation (depreciation)		28,746,163
Net gain (loss)		29,723,016
Net increase (decrease) in net assets resulting from operations		$36,068,811

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,345,795	$8,521,149
Net realized gain (loss)	976,853	(1,074,665)
Change in net unrealized appreciation (depreciation)	28,746,163	23,191,052
Net increase (decrease) in net assets resulting from operations	36,068,811	30,637,536
Distributions to shareholders	(5,670,387)	(7,862,732)
Share transactions
Proceeds from sales of shares	198,326,719	649,202,752
Reinvestment of distributions	501,695	869,887
Cost of shares redeemed	(87,976,717)	(145,392,112)
Net increase (decrease) in net assets resulting from share transactions	110,851,697	504,680,527
Total increase (decrease) in net assets	141,250,121	527,455,331
Net Assets
Beginning of period	553,836,966	26,381,635
End of period	$695,087,087	$553,836,966
Other Information
Shares
Sold	16,072,415	56,673,621
Issued in reinvestment of distributions	40,002	75,823
Redeemed	(7,129,152)	(12,418,104)
Net increase (decrease)	8,983,265	44,331,340

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.24	.22
Net realized and unrealized gain (loss)	.61	.29	1.47
Total from investment operations	.73	.53	1.69
Distributions from net investment income	(.11)	(.19)	(.10)
Distributions from net realized gain	–	(.04)	(.01)
Total distributions	(.11)	(.23)	(.11)
Net asset value, end of period	$12.50	$11.88	$11.58
Total ReturnC,D	6.15%	4.67%	16.91%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.00%H	2.05%	2.04%H
Supplemental Data
Net assets, end of period (000 omitted)	$695,087	$553,837	$26,382
Portfolio turnover rateI	4%H	8%J	10%H

 A For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying funds, market discount, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,526,606
Gross unrealized depreciation	(37,886,287)
Net unrealized appreciation (depreciation)	$50,640,319
Tax cost	$645,276,347

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivatives in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $128,645,606 and $11,641,823, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $236,623,797 in exchange for 20,903,162 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $782 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $111.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	- %-C	$1,000.00	$1,061.50	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Z5I-SANN-1019
1.9881570.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019